Prospectus

J.P. Morgan Income Funds

Class A, Class C & Select Class Shares

July 1, 2015

JPMorgan Core Bond Fund

Class/Ticker: A/PGBOX; C/OBOCX; Select/WOBDX

JPMorgan Core Plus Bond Fund

Class/Ticker: A/ONIAX; C/OBDCX; Select/HLIPX

JPMorgan Corporate Bond Fund

Class/Ticker: A/CBRAX; C/CBRCX; Select/CBFSX

JPMorgan Emerging Markets Corporate Debt Fund

Class/Ticker: A/JEMAX; C/JEFMX; Select/JEDSX

JPMorgan Emerging Markets Debt Fund

Class/Ticker: A/JEDAX; C/JEDCX; Select/JEMDX

JPMorgan Government Bond Fund

Class/Ticker: A/OGGAX; C/OGVCX; Select/HLGAX

JPMorgan High Yield Fund

Class/Ticker: A/OHYAX; C/OGHCX; Select/OHYFX

JPMorgan Income Fund

Class/Ticker: A/JGIAX; C/JGCGX; Select/JMSIX

JPMorgan Inflation Managed Bond Fund

Class/Ticker: A/JIMAX; C/JIMCX; Select/JRBSX

JPMorgan Limited Duration Bond Fund

Class/Ticker: A/ONUAX; C/OGUCX; Select/HLGFX

JPMorgan Mortgage-Backed Securities Fund

Class/Ticker: A/OMBAX; C/OBBCX; Select/OMBIX

JPMorgan Real Return Fund

Class/Ticker: A/RRNAX; C/RRNCX; Select/RRNSX

JPMorgan Short Duration Bond Fund

Class/Ticker: A/OGLVX; C/OSTCX; Select/HLLVX

JPMorgan Short Duration High Yield Fund

Class/Ticker: A/JSDHX; C/JSDCX; Select/JSDSX

JPMorgan Strategic Income Opportunities Fund

Class/Ticker: A/JSOAX; C/JSOCX; Select/JSOSX

JPMorgan Total Return Fund

Class/Ticker: A/JMTAX; C/JMTCX; Select/JMTSX

JPMorgan Treasury & Agency Fund

Class/Ticker: A/OTABX; C/*; Select/OGTFX

JPMorgan Unconstrained Debt Fund

(formerly JPMorgan Multi-Sector Income Fund)

Class/Ticker: A/JSIAX; C/JINCX; Select/JSISX

*	This share class is not currently offered to the public.

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Core Bond Fund

Class/Ticker:

A/PGBOX; C/OBOCX; Select/WOBDX

What is the goal of the Fund?

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 136 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.42	0.41	0.42
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.17 [1]	0.16	0.17 [1]
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	0.98	1.47	0.73
Fee Waivers and Expense Reimbursements[2]	(0.22)	(0.06)	(0.14)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.76	1.41	0.59

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 12/1/15), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.40% and 0.58% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or it affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	450	654	876	1,512
CLASS C SHARES ($)	244	459	797	1,752
SELECT CLASS SHARES ($)	60	219	392	893

JULY 1, 2015	1

JPMorgan Core Bond Fund (continued)

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	450	654	876	1,512
CLASS C SHARES ($)	144	459	797	1,752
SELECT CLASS SHARES ($)	60	219	392	893

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund is designed to maximize total return by investing in a portfolio of investment grade intermediate- and long-term debt securities. As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.

As a matter of fundamental policy, the Fund will invest at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. Generally, such bonds will have intermediate to long maturities. The Fund’s average weighted maturity will ordinarily range between four and 12 years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).

Securities will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The adviser may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities in the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.

The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is

2	J.P. MORGAN INCOME FUNDS

invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for

“sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The Fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the adviser, the Fund could lose all or substantially all of its investment in inverse IOs.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the

JULY 1, 2015	3

JPMorgan Core Bond Fund (continued)

past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Barclays U.S. Aggregate Index and the Lipper Core Bond Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	3rd quarter, 2009	3.81%
Worst Quarter	2nd quarter, 2013	–2.13%

The Fund’s year-to-date total return through 3/31/15 was 1.53%.

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	5.21%	4.56%	4.95%
Return After Taxes on Distributions	4.02	3.29	3.42
Return After Taxes on Distributions and Sale of Fund Shares	2.96	3.04	3.26
CLASS A SHARES
Return Before Taxes	1.08	3.59	4.38
CLASS C SHARES
Return Before Taxes	3.30	3.70	4.10
BARCLAYS U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.97	4.45	4.71
LIPPER CORE BOND FUNDS INDEX
(Reflects No Deduction for Taxes)	5.86	5.12	4.61

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Douglas Swanson	1991	Managing Director
Christopher Nauseda	2006	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN INCOME FUNDS

JPMorgan Core Plus Bond Fund

Class/Ticker:

A/ONIAX; C/OBDCX; Select/HLIPX

What is the goal of the Fund?

The Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 136 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.44	0.43	0.38
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.19	0.18	0.13
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.00	1.49	0.69
Fee Waivers and Expense Reimbursements[2]	(0.24)	(0.08)	(0.03)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.76	1.41	0.66

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.40% and 0.65% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	450	658	884	1,533
CLASS C SHARES ($)	244	463	806	1,773
SELECT CLASS SHARES ($)	67	218	381	856

JULY 1, 2015	5

JPMorgan Core Plus Bond Fund (continued)

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	450	658	884	1,533
CLASS C SHARES ($)	144	463	806	1,773
SELECT CLASS SHARES ($)	67	218	381	856

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

What are the Fund’s main investment strategies?

As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. The Fund also may invest in bonds, convertible securities, preferred stock, loan participations and assignments (Loans) and commitments to loan assignments (Unfunded Commitments), and foreign and emerging market debt securities rated below investment grade (i.e., high yield or junk bonds) or the unrated equivalent.

As a matter of fundamental policy, the Fund will invest at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund’s average weighted maturity will ordinarily range between five and twenty years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).

The adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 65% of the Fund’s total assets must be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating although the Fund will not, under normal circumstances, invest more than 35% of its total assets in below investment grade securities (or the unrated equivalent). Such securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.

The Fund may also invest in loan assignments and participations (Loans) and commitments to purchase loan assignments (Unfunded Commitments) including below investment grade Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also included secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets.

The Fund may invest a significant portion of all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. The Fund may also enter into “dollar rolls” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

Up to 35% of the Fund’s net assets may be invested in foreign securities, including securities denominated in foreign currencies (some of which may be below investment grade securities). Foreign securities include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets). The Fund’s investments in below investment grade securities or the unrated equivalent including below investment grade foreign securities will not, under normal circumstances, exceed more than 35% of the Fund’s total assets.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forward contracts as tools in the management of portfolio assets.

6	J.P. MORGAN INCOME FUNDS

The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In addition to the mortgage dollar rolls as described above, the Fund may utilize other relative value strategies involving credit-oriented trades, combinations of derivatives, and combinations of derivatives and fixed income securities. The Fund may also utilize foreign currency derivatives such as currency forwards to hedge its non-dollar investments back to the U.S. dollar or use such derivatives to gain or adjust exposure to particular foreign securities, markets or currencies.

The adviser allocates the Fund’s assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, currency risk, and the complex legal and technical structure of the transactions. With respect to the high yield portion of the Fund, the adviser focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive

JULY 1, 2015	7

JPMorgan Core Plus Bond Fund (continued)

delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

High Yield Securities and Loan Risk. The Fund invests in securities including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Loans may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. Loans that are deemed to be liquid at the time of purchase may become illiquid.

No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some Loans may have a more limited secondary market, liquidity risk may be more pronounced for the Fund. When Loans are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Derivatives Risk. Derivatives, including futures contracts, options, swaps, credit default swaps, forward contracts and

8	J.P. MORGAN INCOME FUNDS

currency forwards, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective September 15, 2007, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies.

Best Quarter	2nd quarter, 2009	6.03%
Worst Quarter	3rd quarter, 2008	–3.20%

The Fund’s year-to-date total return through 3/31/15 was 1.71%.

JULY 1, 2015	9

JPMorgan Core Plus Bond Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	6.14%	5.97%	5.43%
Return After Taxes on Distributions	4.39	4.26	3.62
Return After Taxes on Distributions and Sale of Fund Shares	3.60	3.96	3.51
CLASS A SHARES
Return Before Taxes	2.03	5.06	4.85
CLASS C SHARES
Return Before Taxes	4.30	5.18	4.63
BARCLAYS U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.97	4.45	4.71
LIPPER CORE PLUS BOND FUNDS INDEX
(Reflects No Deduction for Taxes)	5.62	5.62	5.34

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Steven Lear	2013	Managing Director
Mark Jackson	1996	Managing Director
Frederick Sabetta	2006	Managing Director
Richard Figuly	2006	Managing Director
J. Andrew Norelli	2014	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10	J.P. MORGAN INCOME FUNDS

JPMorgan Corporate Bond Fund

Class/Ticker: A/CBRAX; C/CBRCX Select/CBFSX

What is the goal of the Fund?

The Fund seeks to provide total return.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 136 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.52	0.84	0.43
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.27 [1]	0.59 [1]	0.18
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.08	1.90	0.74
Fee Waivers and Expense Reimbursements[2]	(0.32)	(0.64)	(0.23)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.76	1.26	0.51

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25% and 0.50% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	450	675	918	1,615
CLASS C SHARES ($)	228	535	967	2,170
SELECT CLASS SHARES ($)	52	213	389	897

JULY 1, 2015	11

JPMorgan Corporate Bond Fund (continued)

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	450	675	918	1,615
CLASS C SHARES ($)	128	535	967	2,170
SELECT CLASS SHARES ($)	52	213	389	897

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund mainly invests in corporate bonds that are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) to be of comparable quality. Under normal circumstances, the Fund invests at least 80% of its assets in corporate bonds. “Assets” means net assets plus the amount of borrowings for investment purposes. A “corporate bond” is defined as a debt security issued by a corporation or non-governmental entity with a maturity of 90 days or more at the time of its issuance. As part of its principal strategy, the Fund invests in corporate bonds structured as corporate debt securities, debt securities of real estate investment trusts (REITs) and master limited partnerships (MLPs), public or private placements, restricted securities and other unregistered securities.

The Fund is managed relative to the Barclays U.S. Corporate Index (the benchmark). Under normal circumstances, the Fund’s duration is the duration of the benchmark, plus or minus one year. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “five years” means that a security’s or portfolio’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates (assuming a parallel shift in yield curve). From 2002 through 2012, the duration of the benchmark has ranged between 5.00 and 7.50 years. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark at the time of investment, the Fund may invest up to 35% of its total assets in that industry.

The Fund may invest in U.S. dollar-denominated securities of foreign issuers. In addition, up to 20% of the Fund’s total assets may be invested in securities rated below investment grade or unrated securities deemed by the adviser to be of comparable quality (also known as junk bonds or high yield bonds) and securities denominated in foreign currencies (some of which may be below investment grade securities). The Fund’s investments in high yield securities may include so-called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. The Fund seeks to hedge its non-dollar investments back to the U.S. dollar, but may not always be able to do so.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and currency derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in futures and swaps structured as interest rate swaps to manage duration relative to the benchmark. The Fund may also utilize foreign currency derivatives such as currency forwards, futures, and foreign exchange swaps to hedge its non-dollar investments back to the U.S. dollar.

Although the Fund predominantly invests in corporate bonds, the Fund may also invest in U.S. Treasury securities including for cash management purposes and for duration management.

The adviser buys and sells investments for the Fund using a three part process that includes determining: (1) macro credit strategy, (2) sector strategy, and (3) security strategy. In establishing the Fund’s macro credit strategy, the adviser evaluates fundamental, technical and valuation factors, along with macro themes from the adviser’s broader fixed income team, to determine the view on risk for the Fund overall. In the second component of the process, the adviser evaluates sectors based on a blend of top down analysis, including relative value judgments, and bottom up fundamental analysis of companies and their respective sectors to determine sector weightings. The third component of the process focuses on an evaluation of individual companies based on fundamental credit metrics, as well as a review of each company’s competitive environment, event risk and technical factors such as supply, liquidity of debt issued by the company and equity performance. Based on these three components, the adviser overweights and underweights its sector and security investments relative to the benchmark.

12	J.P. MORGAN INCOME FUNDS

As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

High Yield Securities Risk. The Fund may invest in securities that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity.

Foreign Securities Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such countries. The Fund may also invest in non-dollar denominated securities. Investments in non-dollar denominated securities are subject to risks in addition to those summarized above including currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets.

Industry Concentration Risk. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark at the time of investment, the Fund may invest up to 35% of its assets in that industry. Concentrating Fund investments in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

Derivatives Risk. The Fund may use derivatives, including options, futures contracts, foreign currency derivatives and swaps. Derivatives may be riskier than other investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and are subject to enhanced counterparty risk.

JULY 1, 2015	13

JPMorgan Corporate Bond Fund (continued)

Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

REITs Risk. The Fund’s investments in debt securities of REITs are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. Debt securities of REITs are subject to the risks of debt securities in general. For example, such securities are more sensitive to interest rates than equity securities of REITs.

MLP Risk. Debt securities of MLPs are subject to the risks of debt securities in general. For example, such securities are more sensitive to interest rates than equity interests in MLPs. The managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past calendar year. The table shows average annual total returns for the past one year and life of the Fund. The table compares that performance to the Barclays U.S. Aggregate Index, the Barclays U.S. Corporate Index and the Lipper Corporate Debt Funds BBB-Rated Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	1st quarter, 2014	3.04%
Worst Quarter	3rd quarter, 2014	–0.52%

The Fund’s year-to-date return through 3/31/15 was 2.47%.

14	J.P. MORGAN INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
	Past 1 Year	Life of the Fund (since 3/1/13)
SELECT CLASS SHARES
Return Before Taxes	7.89%	3.06%
Return After Taxes on Distribution	6.22	1.70
Return After Taxes on Distribution And Sale of Fund Shares	4.45	1.71
CLASS A SHARES
Return Before Taxes	3.64	0.67
CLASS C SHARES
Return Before Taxes	6.19	2.32
BARCLAYS U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.97	2.14
BARCLAYS U.S. CORPORATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	7.46	3.15
LIPPER CORPORATE DEBT FUNDS BBB-RATED INDEX
(Reflects No Deduction for Taxes)	7.33	3.16

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Lisa Coleman	2013	Managing Director
Jeremy Klein	2013	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2015	15

JPMorgan Emerging Markets Corporate Debt Fund

Class/Ticker: A/JEMAX; C/JEFMX Select/JEDSX

What is the goal of the Fund?

The Fund seeks to provide total return.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 136 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.70%	0.70%	0.70%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	2.79	2.76	1.68
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	2.54	2.51	1.43
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	3.75	4.22	2.39
Fee Waivers and Expense Reimbursements[2]	(2.54)	(2.51)	(1.43)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.21	1.71	0.96

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.20%, 1.70% and 0.95% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	494	1,252	2,030	4,061
CLASS C SHARES ($)	274	1,052	1,945	4,237
SELECT CLASS SHARES ($)	98	608	1,146	2,617

16	J.P. MORGAN INCOME FUNDS

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	494	1,252	2,030	4,061
CLASS C SHARES ($)	174	1,052	1,945	4,237
SELECT CLASS SHARES ($)	98	608	1,146	2,617

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund invests primarily in corporate debt investments that the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) believes have the potential to provide total return from countries whose economies or bond markets are less developed (emerging markets). Under normal circumstances, the Fund invests at least 80% of its Assets in Emerging Markets Corporate Debt Investments. “Assets” means net assets, plus the amount of borrowings for investment purposes.

“Emerging Markets Corporate Debt Investments” are debt instruments issued by corporate or other business organizations located in or tied economically to an emerging market. Emerging markets currently include most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. An investment will be deemed to be tied economically to emerging markets if: (1) the issuer is organized under the laws of, or has a principal place of business in an emerging market; or (2) the principal listing of the issuer’s securities is in a market that is in an emerging market; or (3) the issuer derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or (4) the issuer has at least 50% of its assets located in an emerging market.

As part of its main investment strategies, the Fund invests in Emerging Markets Corporate Debt Investments structured as corporate bonds and debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments), private placements, restricted securities, and variable and floating rate instruments. The Fund invests mainly in U.S. dollar denominated Emerging Markets Corporate Debt Investments but may, to a lesser extent, invest in non-dollar denominated investments. In addition to its investments in Emerging Markets Corporate Debt Investments, the Fund may invest in sovereign debt securities, obligations of supranational agencies and foreign municipal securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities.

The Fund’s investments may be of any maturity. Under normal circumstances, the Fund will invest no more than 65% of its total assets in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and forwards including non-deliverable forwards. The Fund may also use such derivatives to seek to increase income or gain to the Fund and as part of the risk management process. Generally, the Fund uses futures including treasury futures and credit default swaps for hedging and to manage duration. In addition, the Fund uses foreign currency derivatives including forward foreign currency contracts to establish or adjust the Fund’s currency exposure and to manage currency risk. The Fund may use derivatives to hedge non-dollar investments back to the U.S. dollar but may not always do so.

In deciding to buy and sell securities and investments for the Fund, the adviser combines top down macro-economic research with bottom up fundamental credit and country analysis. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments based on quantitative assessment of an issuer’s cash flows, debt structure, debt ratios and profitability and a qualitative assessment of how each issuer will perform relative to other issuers in the region. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes that there is better relative value available in the market in securities of comparable quality or when the adviser believes the issuer’s credit quality will deteriorate materially.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents. The Fund may use cash and cash equivalents including affiliated money market funds, and U.S. government securities to manage cash flows and to satisfy asset coverage requirements for its derivative positions.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

JULY 1, 2015	17

JPMorgan Emerging Markets Corporate Debt Fund (continued)

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies, foreign issuers and foreign securities are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

European Market Risk. The Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns and fiscal and monetary controls imposed on member countries of the European Economic and Monetary Union. In addition, if one or more countries were to abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

High Yield Securities and Loan Risk. The Fund invests in securities including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other

18	J.P. MORGAN INCOME FUNDS

creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.

No active trading market may exist for some securities and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some securities may have a more limited secondary market, liquidity risk may be more pronounced for the Fund. When Loans and other securities are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amounts of dividends and yield.

Derivatives Risk. The Fund may use derivatives, including options, futures contracts, foreign currency derivatives and swaps. Derivatives may be riskier than other investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Foreign Municipal Securities Risk. The risk of a foreign municipal security generally depends on the financial and credit status of the issuer, which in turn will depend on the local economic, regulatory, political and other factors and conditions. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the applicable legislature or municipality authorizes money for that purpose. In addition, the issuer of the obligations may be unable or unwilling to make interest and principal payments when due. These securities are also subject to foreign and emerging markets risks based on the location of the issuer.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

JULY 1, 2015	19

JPMorgan Emerging Markets Corporate Debt Fund (continued)

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past calendar year. The table shows average annual total returns for the past one year and life of the Fund. The table compares that performance to the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) and the JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI Diversified). Subsequent to the inception of the Fund on September 4, 2013 until August 29, 2014, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2014	3.79%
Worst Quarter	4th quarter, 2014	–1.32%

The Fund’s year-to-date return through 3/31/15 was 1.21%.

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
	Past 1 Year	Life of the Fund (since 9/4/13)
SELECT CLASS SHARES
Return Before Taxes	5.13%	6.62%
Return After Taxes on Distribution	2.61	4.13
Return After Taxes on Distribution And Sale of Fund Shares	2.94	3.94
CLASS A SHARES
Return Before Taxes	0.82	3.27
CLASS C SHARES
Return Before Taxes	3.26	5.77
JPMORGAN CORPORATE EMERGING MARKETS BOND INDEX BROAD DIVERSIFIED (CEMBI BROAD DIVERSIFIED)
(Reflects No Deduction for Fees, Expenses or Taxes)	4.96	6.79
JPMORGAN CORPORATE EMERGING MARKETS BOND INDEX DIVERSIFIED (CEMBI DIVERSIFIED)
(Reflects No Deduction for Fees, Expenses or Taxes)	5.70	7.74

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Pierre-Yves Bareau	2013	Managing Director
Scott McKee	2013	Managing Director
Eduardo Alhadeff	2013	Executive Director

20	J.P. MORGAN INCOME FUNDS

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2015	21

JPMorgan Emerging Markets Debt Fund

Class/Ticker: A/JEDAX; C/JEDCX; Select/JEMDX

What is the goal of the Fund?

The Fund’s goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 136 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.70%	0.70%	0.70%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.66	0.52	0.42
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.41 [1]	0.27 [1]	0.17
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.62	1.98	1.13
Fee Waivers and Expense Reimbursements[2]	(0.41)	(0.27)	(0.17)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [2]	1.21	1.71	0.96

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

[2]

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 12/1/15), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.20%, 1.70% and 0.95% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	494	828	1,186	2,192
CLASS C SHARES ($)	274	595	1,043	2,285
SELECT CLASS SHARES ($)	98	342	606	1,359

22	J.P. MORGAN INCOME FUNDS

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	494	828	1,186	2,192
CLASS C SHARES ($)	174	595	1,043	2,285
SELECT CLASS SHARES ($)	98	342	606	1,359

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 164% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of the value of its Assets in emerging market debt investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. The Fund invests in sovereign debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities, and supranational agencies. The Fund may also invest in debt securities issued or guaranteed by foreign corporations and foreign financial institutions.

These securities may be of any maturity and quality, but under normal market conditions the Fund’s duration will generally be similar to that of the J.P. Morgan Emerging Markets Bond Index Global Diversified. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of May 31, 2015, the duration of the J.P. Morgan Emerging Markets Bond Index Global Diversified was 7.03 years, although the duration will vary in the future. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and foreign currency derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of such derivatives, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

In making investment decisions for the Fund, the adviser establishes overweight and underweight positions versus the J.P. Morgan Emerging Markets Bond Index Global Diversified based on weighted spread duration. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between bonds from a specific sector or country of bonds and U.S. Treasury securities. Generally, the prices of a specific sector or country of bonds will increase when spreads tighten and decrease when spreads widen. The adviser uses top down macroeconomic research to assess the general market conditions that may cause spreads to tighten or widen in the countries and sectors where the Fund invests. Based on this top down research, the adviser establishes overweight positions in countries and sectors that it believes are more likely to benefit from tightening spreads and underweight positions in countries and sectors that it believes are more likely to be negatively impacted by widening spreads, a process that is referred to as weighted spread duration.

To implement these overweight and underweight positions, the adviser uses bottom up fundamental research to evaluate the relative attractiveness of the individual securities in each country and sector. The adviser is value oriented and this bottom up fundamental research is based on a quantitative assessment of an issuer’s cash flows, debt structure, debt ratios and profitability and a qualitative assessment of how each issuer will perform relative to other issuers in the country or sector. Generally, the adviser will sell a security when, based on the considerations described above, the adviser believes that there is better relative value available in the country or sector in securities of comparable quality, or when the adviser believes the issuer’s credit quality will deteriorate materially.

This Fund is non-diversified.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

JULY 1, 2015	23

JPMorgan Emerging Markets Debt Fund (continued)

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. The Fund may focus its investments in a single country or small group of countries and be subject to greater volatility than a more geographically diversified fund.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund invests in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate and variable securities may decline if there interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Derivatives Risk. Derivatives, including futures contracts, options, swaps and foreign currency derivatives, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to

24	J.P. MORGAN INCOME FUNDS

counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

High Yield Securities Risk. The Fund may invest in securities that are issued by companies that are highly leveraged, less credit-worthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economics results of those issuing the securities.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table compares that performance to the J.P. Morgan Emerging Markets Bond Index Global Diversified, the J.P. Morgan Emerging Markets Bond Index Global and the Lipper Emerging Market Hard Currency Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Select Class Shares prior to their inception includes the performance of the only class of shares of the Fund that operated in a master-feeder structure. The performance in the table for Class A and Class C Shares is based on the performance of Select Class Shares prior to the inception of the Class A and Class C Shares. The actual returns of Class A and Class C Shares would have been lower because each of these classes has higher expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective March 31, 2015, the Fund’s index changed to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the Diversified Index). The Fund’s past performance would have been different if the Fund were managed relative to the Diversified Index.

Best Quarter	2nd quarter, 2009	17.09%
Worst Quarter	4th quarter, 2008	–18.46%

The Fund’s year-to-date total return through 3/31/15 was 2.01%.

JULY 1, 2015	25

JPMorgan Emerging Markets Debt Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	3.86%	7.03%	6.69%
Return After Taxes on Distribution	2.11	4.89	4.15
Return After Taxes on Distribution And Sale of Fund Shares	2.20	4.61	4.31
CLASS A SHARES
Return Before Taxes	(0.19)	5.95	6.05
CLASS C SHARES
Return Before Taxes	2.02	6.24	6.02
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.53	7.27	7.69
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.53	7.27	7.69
LIPPER EMERGING MARKET HARD CURRENCY DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	1.40	5.83	6.84

1	Effective March 31, 2015, the Fund’s index changed from the J.P. Morgan Emerging Markets Bond Index Global to J.P. Morgan Emerging Markets Bond Index Global Diversified (Diversified Index) as the Diversified Index is widely recognized and distributes country weights evenly than the J.P. Morgan Emerging Markets Bond Index Global.

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Pierre-Yves Bareau	2009	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

26	J.P. MORGAN INCOME FUNDS

JPMorgan Government Bond Fund

Class/Ticker:

A/OGGAX; C/OGVCX; Select/HLGAX

What is the goal of the Fund?

The Fund seeks a high level of current income with liquidity and safety of principal.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 136 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.57	0.48	0.49
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses [1]	0.32	0.23	0.24

Total Annual Fund Operating Expenses	1.12	1.53	0.79
Fee Waivers and Expense Reimbursements[2]	(0.37)	(0.05)	(0.31)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.75	1.48	0.48
1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses and expenses) exceed 0.75%, 1.48% and 0.48% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	682	934	1,655
CLASS C SHARES ($)	251	478	829	1,819
SELECT CLASS SHARES ($)	49	221	408	949

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	682	934	1,655
CLASS C SHARES ($)	151	478	829	1,819
SELECT CLASS SHARES ($)	49	221	408	949

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

JULY 1, 2015	27

JPMorgan Government Bond Fund (continued)

What are the Fund’s main investment strategies?

The Fund principally invests in securities issued by the U.S. government and its agencies and instrumentalities and related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund may also invest in securities which are guaranteed by the U.S. government and its agencies and instrumentalities so long as such securities are backed by the full faith and credit of the United States.

The Fund mainly invests in government bonds with intermediate to long remaining maturities. These include U.S. mortgage-backed securities, including those issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac). Mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), mortgage pass-though securities, and stripped mortgage-backed securities. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion.

Under normal circumstances, the Fund will invest at least 80% of its Assets in government bonds including bonds issued or guaranteed by the U.S. government and its agencies and instrumentalities. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. Ordinarily, such bonds will have principal and interest guaranteed by the U.S. government or its agencies and instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.

The Fund’s average weighted maturity will ordinarily range between three and 15 years, taking into account expected prepayment of principal on certain investments. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).

The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments which have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps in connection with its principal strategies in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.

The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may

28	J.P. MORGAN INCOME FUNDS

increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Derivatives Risk. Derivatives, including futures contracts, options and swaps, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

JULY 1, 2015	29

JPMorgan Government Bond Fund (continued)

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Barclays U.S. Government Bond Index and the Lipper General U.S. Government Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	3rd quarter, 2011	6.51%
Worst Quarter	2nd quarter, 2013	–2.81%

The Fund’s year-to-date total return through 3/31/15 was 1.78%.

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	5.61%	4.55%	4.82%
Return After Taxes on Distributions	3.88	3.17	3.28
Return After Taxes on Distributions and Sale of Fund Shares	3.53	3.02	3.17
CLASS A SHARES
Return Before Taxes	1.33	3.47	4.15
CLASS C SHARES
Return Before Taxes	3.47	3.49	3.79
BARCLAYS U.S. GOVERNMENT BOND INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	4.92	3.70	4.29
LIPPER GENERAL U.S. GOVERNMENT FUNDS INDEX
(Reflects No Deduction for Taxes)	6.39	4.10	4.19

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Michael Sais	1996	Managing Director
Robert Manning	2013	Executive Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

30	J.P. MORGAN INCOME FUNDS

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2015	31

JPMorgan High Yield Fund

Class/Ticker:

A/OHYAX; C/OGHCX; Select/OHYFX

What is the goal of the Fund?

The Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 136 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.46	0.44	0.44
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.21 [1]	0.19	0.19
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.37	1.85	1.10
Fee Waivers and Expense Reimbursements[2]	(0.36)	(0.29)	(0.29)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.01	1.56	0.81

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 11/1/15), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.00%, 1.55% and 0.80% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This waiver is in effect through 6/30/16, which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	474	758	1,064	1,929
CLASS C SHARES ($)	259	554	974	2,146
SELECT CLASS SHARES ($)	83	321	578	1,314

32	J.P. MORGAN INCOME FUNDS

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	474	758	1,064	1,929
CLASS C SHARES ($)	159	554	974	2,146
SELECT CLASS SHARES ($)	83	321	578	1,314

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund invests in all types of high yield, high risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations and assignments and commitments to purchase loan assignments.

Under normal circumstances, the Fund invests at least 80% of its Assets in bonds, other debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments) and preferred stocks that are rated below investment grade or unrated. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.

Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund’s average weighted maturity ordinarily will range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes. The Fund may have a longer or shorter average weighted maturity under certain market conditions.

The Fund may invest no more than 30% of its net assets in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets.

The Fund may invest up to 100% of the Fund’s total assets in below investment grade or unrated securities. Such securities are also known as “junk bonds,” “high yield bonds” and “non-investment grade bonds.” Such securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, government or its agencies and instrumentalities.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options and swaps to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in swaps structured as credit default swaps related to individual Loans or other securities or indexes of Loans or other securities to gain exposure to such Loans and other securities, to mitigate risk exposure or to manage cash flow needs.

Although the Fund predominantly invests in debt securities and income producing securities, it may also invest in common stock from time to time. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security.

The adviser focuses on value in buying and selling securities for the Fund by looking at individual securities against the context of broader market factors. For each issuer, the adviser performs an in-depth analysis of the issuer, including business prospects, management, capital requirements, capital structure, enterprise value and security structure and covenants. In addition, the adviser monitors investments on an ongoing basis by staying abreast of positive and negative credit developments expediting the review of the Fund’s investments that are considered to be the most risky. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes the issuer’s credit quality will deteriorate materially or when the adviser believes that there is better relative value available in the market in securities of comparable quality.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

JULY 1, 2015	33

JPMorgan High Yield Fund (continued)

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

High Yield Securities and Loan Risk. The Fund invests in securities including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.

No active trading market may exist for some of the securities and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some securities may have a more limited secondary market, liquidity risk may be more pronounced for the Fund. When Loans and other securities are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Smaller Company Risk. Investments in smaller companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other securities, especially over the short term.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Derivatives Risk. Derivatives, including options, futures contracts and swaps, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the

34	J.P. MORGAN INCOME FUNDS

risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Barclays U.S. Corporate High Yield—2% Issuer Capped Index and the Lipper High Yield Bond Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies.

Best Quarter	2nd quarter, 2009	17.64%
Worst Quarter	4th quarter, 2008	–16.06%

The Fund’s year-to-date total return through 3/31/15 was 2.33%.

JULY 1, 2015	35

JPMorgan High Yield Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	2.67%	8.21%	7.32%
Return After Taxes on Distributions	(0.29)	5.08	4.26
Return After Taxes on Distributions and Sale of Fund Shares	1.90	5.22	4.48
CLASS A SHARES
Return Before Taxes	(1.47)	7.13	6.65
CLASS C SHARES
Return Before Taxes	0.90	7.30	6.39
BARCLAYS U.S. CORPORATE HIGH YIELD — 2% ISSUER CAPPED INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	2.46	8.98	7.73
LIPPER HIGH YIELD BOND INDEX
(Reflects No Deduction for Taxes)	2.24	8.47	6.35

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
William J. Morgan	1998	Managing Director
James P. Shanahan	1998	Managing Director
James Gibson	2007	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

36	J.P. MORGAN INCOME FUNDS

JPMorgan Income Fund

Class/Ticker: A/JGIAX; C/JGCGX; Select/JMSIX

What is the goal of the Fund?

The Fund seeks to provide income with a secondary objective of capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 136 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	2.16	2.18	1.72
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	1.91 [1]	1.93 [1]	1.47

Total Annual Fund Operating Expenses	2.76	3.28	2.07
Fee Waivers and Expense Reimbursements[2]	(2.01)	(2.03)	(1.57)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.75	1.25	0.50

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25% and 0.50% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	1,015	1,607	3,207
CLASS C SHARES ($)	227	820	1,536	3,438
SELECT CLASS SHARES ($)	51	497	968	2,275

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	1,015	1,607	3,207
CLASS C SHARES ($)	127	820	1,536	3,438
SELECT CLASS SHARES ($)	51	497	968	2,275

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period (June 2, 2014 through February 28, 2015), the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

JULY 1, 2015	37

JPMorgan Income Fund (continued)

What are the Fund’s main investment strategies?

The Fund seeks to achieve its objective by investing opportunistically among multiple debt markets and sectors that the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) believes have high potential to produce income and have low correlations to each other in order to manage risk. The Fund is flexible and not managed to a benchmark. This allows the Fund to shift its allocations based on changing market conditions, which may result in investing in a single or multiple markets and sectors. The Fund also uses a strategy of managing distributions throughout the year to help reduce fluctuations in monthly dividends. “Income” in the Fund’s name refers to the Fund’s strategy of seeking to provide a predictable level of dividend income by investing opportunistically across different markets and sectors and utilizing income management strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund has broad flexibility to invest in a wide variety of debt securities and instruments of any maturity. The Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign markets, including countries whose economies are less developed (emerging markets). The Fund invests primarily in U.S. dollar denominated securities, although the Fund may also invest in non-dollar denominated securities. The Fund currently anticipates that it will invest no more than 10% of its total assets in non-dollar denominated securities, although, from time to time, the Fund may invest a greater percentage of its assets in non-dollar denominated securities to take advantage of market conditions.

In connection with managing volatility, the Fund seeks to maintain a duration of ten years or less, although, under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than ten years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

Although the Fund has the flexibility to invest above 65% of its total assets in investments that are rated below investment grade (also known as junk bonds or high yield securities) or the unrated equivalent to take advantage of market opportunities, under normal market conditions the Fund invests at least 35% of its total assets in investments that, at the time of purchase, are rated investment grade or the unrated equivalent.

Below investment grade securities may include so-called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.

A significant portion of the Fund’s assets may be invested in asset-backed securities, mortgage-related securities and mortgage-backed securities. Such securities may be structured as collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund also may invest in inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. The Fund may also invest in structured investments and adjustable rate mortgage loans (ARMs). The Fund may invest a significant amount of its assets in sub-prime mortgage-related securities.

The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund may also invest in mortgage pass-through securities including securities eligible to be sold on the “to-be-announced” or TBA market (mortgage TBAs). The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short.

The Fund may invest in inflation-linked debt securities including fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund may also invest in inflation-linked debt securities issued by other entities such as corporations, foreign governments and foreign issuers. The Fund may invest in loan participations and assignments (Loans) and commitments to purchase Loans (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans.

The Fund may also invest in convertible securities and preferred stock that the adviser believes will produce income or generate return. The Fund also may use bank obligations, commercial paper, corporate debt securities, custodial receipts, inverse floating rate instruments, municipal securities, private placements, restricted securities and other unregistered securities, real estate investment trusts (REITs), short-term funding agreements, when-issued securities, delayed delivery securities and forward commitments, and zero-coupon, pay-in-kind and deferred payment securities. The securities in which the Fund

38	J.P. MORGAN INCOME FUNDS

invests may include debt securities issued by governments and their agencies, supranational organizations, corporations, and banks.

The Fund has flexibility to utilize derivatives and at times, use of such derivatives may be a principal strategy. Derivatives are instruments that have a value based on another instrument, exchange rate or index. Derivatives will be used primarily for hedging, including duration hedging, but may also be used as substitutes for securities in which the Fund can invest. Such derivatives may include futures contracts, options, swaps including interest rate and credit default swaps, and forward contracts. The Fund may also use derivatives for other hedging purposes (e.g., decreasing or increasing exposure to certain securities), to increase income and gain to the Fund, as part of its risk management process by establishing or adjusting exposure to particular securities, markets or currencies and/or to manage cash flows.

As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s assets may be invested in cash and cash equivalents.

In buying and selling investments for the Fund, the adviser uses a flexible, opportunistic approach that combines strategy and sector rotation (asset allocation). Strategy rotation refers to the shifting of investments among the multiple debt markets in which the Fund may invest. Sector rotation refers to the shifting of investments from one or more sectors (for example, high yield) into one or more other sectors (for example, emerging markets). For each strategy/sector, dedicated specialists provide security research and recommendations to the lead portfolio managers. Buy and sell decisions are based on fundamental, quantitative and technical analysis, including the expected potential to generate income. As part of its risk management strategy, the adviser typically will invest in multiple strategies/sectors, but, as part of the Fund’s opportunistic strategy, the adviser has flexibility to invest in a single or small number of strategies/sectors from time to time. Due to the Fund’s flexible asset allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments. Generally, the adviser will sell a security when, based on fundamental, quantitative and technical analysis and the considerations described above, the adviser believes the issuer’s credit quality will deteriorate materially or when the adviser believes that there is better relative value available in the market in securities of comparable quality.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objectives, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Strategy Risk. The Fund’s strategy of seeking to provide a predictable level of dividend income may not be successful. The income payable on debt securities in general and the availability of investment opportunities varies based on market conditions. In addition, the Fund may not be effective in identifying income producing securities and managing distributions; as a result, the level of dividend income may fluctuate. The Fund’s investments are subject to various risks including the risk that the counterparty will not pay income when due which may adversely impact the level and predictability of dividend income paid by the Fund. The Fund does not guarantee that distributions will always be paid or paid at a predictable level.

JULY 1, 2015	39

JPMorgan Income Fund (continued)

High Yield Securities and Loan Risk. The Fund invests in securities including junk bonds, Loans and instruments that may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Loans may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation.

No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Loans that are deemed to be liquid at the time of purchase may become illiquid. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some Loans may have a more limited secondary market, liquidity risk may be more pronounced for the Fund. When Loans are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Foreign Securities and Emerging Markets Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such countries. The Fund may also invest in non-dollar denominated securities. Investments in non-dollar denominated securities are subject to risks in addition to those summarized above including currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.”

Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

European Market Risk. The Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns and fiscal and monetary controls imposed on member countries of the European Economic and Monetary Union. In addition, if one or more countries were to abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will

40	J.P. MORGAN INCOME FUNDS

provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

CMOs and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The Fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the adviser, the Fund could lose all or substantially all of its investment in inverse IOs.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Equity Market Risk. The Fund’s investments in preferred shares and convertible securities are subject to equity market risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Municipal Securities Risk. The risk of a municipal security generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and engaging in mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in

JULY 1, 2015	41

JPMorgan Income Fund (continued)

interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year. The Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a registered investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.

Preferred Stock Risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

REIT Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Derivatives Risk. Derivatives, including futures contracts, options, swaps including interest rate and credit default swaps and forward contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Volcker Rule Risk. As of the commencement of the Fund’s operations, the adviser and/or its affiliates owned 25% or more of the Fund’s outstanding ownership interests. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of the Fund after one year from the implementation of the Fund’s investment strategy (or such longer period as may be permitted by the Federal Reserve), the Fund could be subject to restrictions on trading that would adversely impact the Fund’s ability to execute its investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in the Fund at a time that is sooner than would otherwise be desirable, which may result in the Fund’s liquidation or, if the Fund is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of Fund securities.

42	J.P. MORGAN INCOME FUNDS

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

The Fund commenced operations on June 2, 2014, and therefore, has limited reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
J. Andrew Norelli	2014	Managing Director
Matthew G. Pallai	2014	Executive Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial

Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2015	43

JPMorgan Inflation Managed Bond Fund

Class/Ticker:

A/JIMAX; C/JIMCX; Select/JRBSX

What is the goal of the Fund?

The Fund seeks to maximize inflation protected total return.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 136 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Deferred Sales Charge (Load) Imposed on Purchases as a % of Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.62	0.48	0.40
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.37 [1]	0.23 [1]	0.15

Total Annual Fund Operating Expenses	1.22	1.58	0.75
Fee Waivers and/or Expense Reimbursements[2]	(0.47)	(0.18)	(0.15)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.75	1.40	0.60

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.40%, and 0.60% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	703	977	1,757
CLASS C SHARES ($)	243	481	843	1,863
SELECT CLASS SHARES ($)	61	225	402	916

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	703	977	1,757
CLASS C SHARES ($)	143	481	843	1,863
SELECT CLASS SHARES ($)	61	225	402	916

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

44	J.P. MORGAN INCOME FUNDS

What are the Fund’s main investment strategies?

The Fund is designed to protect the total return generated by its core fixed income holdings from inflation risk. As used in the Fund’s goal, “total return” includes income and capital appreciation. The Fund seeks to hedge this risk by using swaps that are based on the Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U) in combination with its core portfolio of fixed income securities. This strategy is intended to create the equivalent of a portfolio of inflation-protected fixed income securities. Secondarily, the Fund may purchase other investments including actual inflation-protected securities such as Treasury Inflation Protected Securities (TIPS).

“Inflation Managed” in the Fund’s name does not refer to a type of security in which the Fund invests, but rather describes the Fund’s overall strategy of creating a portfolio of inflation-protected securities. Under normal circumstances, the Fund will invest at least 80% of its “Assets” in bonds. “Assets” means net assets, plus the amount of borrowings for investment purposes.

As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. government and agency debt securities, asset-backed securities, and mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, and mortgage pass-through securities. Additional information about these types of investments may be found in “Investment Practices” in the Fund’s prospectus. Securities purchased by the Fund will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, government or its agencies and instrumentalities. The Fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.

The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Strategy Risk. The Fund’s investment strategies may not work to generate inflation-protected return. There is no guarantee that the use of derivatives and debt securities will mimic a portfolio of inflation-protected bonds.

Derivatives Risk. The Fund may have significant exposure to derivatives. Derivatives, including swaps, may be riskier than

JULY 1, 2015	45

JPMorgan Inflation Managed Bond Fund (continued)

other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Inflation-Protected Securities Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., CPI-U). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S.

government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of payments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject

46	J.P. MORGAN INCOME FUNDS

to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the Barclays 1-10 Year U.S. TIPS Index, the Barclays U.S. Intermediate Aggregate Index, the Inflation Managed Bond Composite Benchmark (a composite benchmark determined by adding the Barclays Intermediate Government/Credit Index and 80% of the Barclays Inflation Swap 5 Year Zero Coupon Index) and the Lipper Inflation-Protected Bond Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	1st quarter, 2012	2.57%
Worst Quarter	2nd quarter, 2013	-3.49%

The Fund’s year-to-date return through 3/31/15 was 0.91%.

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For the period ended December 31, 2014)
	Past 1 Year	Life of Fund (since 3/31/10)
SELECT CLASS SHARES
Return Before Taxes	0.07%	2.51%
Return After Taxes on Distributions	(0.55)	1.77
Return After Taxes on Distributions and Sale of Fund Shares	0.05	1.66
CLASS A SHARES
Return Before Taxes	(3.70)	1.55
CLASS C SHARES
Return Before Taxes	(1.72)	1.70
BARCLAYS 1-10 YEAR U.S. TIPS INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	0.91	2.75
BARCLAYS U.S. INTERMEDIATE AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	4.12	3.53
INFLATION MANAGED BOND COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.13)	2.10
LIPPER INFLATION-PROTECTED BOND FUNDS INDEX
(Reflects No Deduction for Taxes)	2.14	3.68

JULY 1, 2015	47

JPMorgan Inflation Managed Bond Fund (continued)

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Scott E. Grimshaw	2010	Executive Director
Deepa Majmudar	2010	Managing Director
Steven Lear	2013	Managing Director
David Rooney	2015	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

48	J.P. MORGAN INCOME FUNDS

JPMorgan Limited Duration Bond Fund

Class/Ticker:

A/ONUAX; C/OGUCX; Select/HLGFX

What is the goal of the Fund?

The Fund seeks a high level of current income consistent with low volatility of principal.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 136 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases % of the Offering Price	2.25%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $500,000)

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.45	0.45	0.38
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.20	0.20	0.13

Acquired Fund Fees and Expenses	0.02	0.02	0.02

Total Annual Fund Operating Expenses	0.97	1.47	0.65
Fee Waivers and Expense Reimbursements[2]	(0.25)	(0.25)	(0.18)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.72	1.22	0.47

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.70%, 1.20% and 0.45% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	297	503	725	1,366
CLASS C SHARES ($)	224	440	779	1,736
SELECT CLASS SHARES ($)	48	190	344	793

JULY 1, 2015	49

JPMorgan Limited Duration Bond Fund (continued)

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	297	503	725	1,366
CLASS C SHARES ($)	124	440	779	1,736
SELECT CLASS SHARES ($)	48	190	344	793

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund mainly invests in mortgage-backed securities, asset-backed securities, mortgage-related securities, adjustable rate mortgages, money market instruments, and structured investments. These investments may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, and mortgage pass-through securities. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. Under normal circumstances, the Fund will invest at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.

The Fund seeks to maintain a duration of three years or less, although, under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

The Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans. These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac). However, the Fund may also purchase mortgage-backed securities and asset-backed securities that are issued by nongovernmental entities. Such securities may or may not have private insurer guarantees of timely payments.

Securities purchased by the Fund will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The Fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. The Fund may invest up to 25% of its assets in “sub-prime” mortgage-related securities at the time of purchase.

The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments which have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps in connection with its principal strategies in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.

The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

50	J.P. MORGAN INCOME FUNDS

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Derivatives Risk. Derivatives, including futures contracts, options and swaps, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to

JULY 1, 2015	51

JPMorgan Limited Duration Bond Fund (continued)

such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short-Intermediate Investment Grade Debt Funds Index. The Lipper index is based on the total returns of certain mutual funds within the designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	3rd quarter, 2009	6.74%
Worst Quarter	4th quarter, 2008	–7.77%

The Fund’s year-to-date total return through 3/31/15 was 0.43%.

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	2.29%	4.48%	3.21%
Return After Taxes on Distributions	1.89	3.84	2.11
Return After Taxes on Distributions and Sale of Fund Shares	1.29	3.23	2.06
CLASS A SHARES
Return Before Taxes	(0.31)	3.75	2.71
CLASS C SHARES
Return Before Taxes	1.45	3.69	2.43
BARCLAYS 1–3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	0.77	1.41	2.85
LIPPER SHORT-INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	2.14	3.35	3.62

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who

52	J.P. MORGAN INCOME FUNDS

hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Michael Sais	1995	Managing Director
Robert Manning	2013	Executive Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2015	53

JPMorgan Mortgage-Backed Securities Fund

Class/Ticker: A/OMBAX; C/OBBCX; Select/OMBIX

What is the goal of the Fund?

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 136 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.45	0.45	0.41
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.20	0.20	0.16

Total Annual Fund Operating Expenses	1.05	1.55	0.76
Fee Waivers and Expense Reimbursements[2]	(0.40)	(0.40)	(0.36)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [2]	0.65	1.15	0.40
1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.65%, 1.15% and 0.40% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	439	658	895	1,575
CLASS C SHARES ($)	217	450	807	1,812
SELECT CLASS SHARES ($)	41	207	387	909

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	439	658	895	1,575
CLASS C SHARES ($)	117	450	807	1,812
SELECT CLASS SHARES ($)	41	207	387	909

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

54	J.P. MORGAN INCOME FUNDS

What are the Fund’s main investment strategies?

The Fund invests mainly in investment grade mortgage-backed securities or unrated mortgage-backed securities which the adviser determines to be of comparable quality. Under normal circumstances, the Fund invests at least 80% of its Assets in mortgage-backed securities. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.

As part of its principal investment strategy, the Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac) or non-governmental securities, commercial mortgage securities, collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, mortgage pass-through securities and other securities representing an interest in or secured by mortgages including asset-backed securities backed by home equity loans. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. As a matter of fundamental policy, at least 65% of the Fund’s total assets will consist of bonds.

The Fund’s average weighted maturity will normally range between two and ten years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).

The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The Fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a

JULY 1, 2015	55

JPMorgan Mortgage-Backed Securities Fund (continued)

manner not anticipated by the adviser, the Fund could lose all or substantially all of its investment in inverse IOs.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Barclays U.S. MBS Index and the Lipper U.S. Mortgage Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of the Class C Shares is based on the Select Class Shares prior to the inception of Class C Shares. The actual return of Class C Shares would have been different than those shown because Class C Shares have different expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

56	J.P. MORGAN INCOME FUNDS

Best Quarter	3rd quarter, 2009	4.73%
Worst Quarter	2nd quarter, 2013	–1.43%

The Fund’s year-to-date total return through 3/31/15 was 1.50%.

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	4.64%	4.80%	5.45%
Return After Taxes on Distributions	3.14	3.28	3.67
Return After Taxes on Distributions and Sale of Fund Shares	2.63	3.11	3.54
CLASS A SHARES
Return Before Taxes	0.42	3.74	4.78
CLASS C SHARES
Return Before Taxes	2.87	4.03	4.67
BARCLAYS U.S. MBS INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	6.08	3.73	4.75
LIPPER U.S. MORTGAGE FUNDS INDEX
(Reflects No Deduction for Taxes)	5.87	4.27	4.44

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Douglas Swanson	2000	Managing Director
Michael Sais	2005	Managing Director
Henry Song	2014	Executive Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2015	57

JPMorgan Real Return Fund

Class/Ticker: A/RRNAX; C/RRNCX; Select/RRNSX

What is the goal of the Fund?

The Fund seeks to maximize inflation protected return.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 136 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.63	0.63	0.64
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.38	0.38	0.39
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expense	1.24	1.74	1.00
Fee Waivers and Expense Reimbursements[2]	(0.48)	(0.33)	(0.39)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.76	1.41	0.61

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.40% and 0.60% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	450	708	986	1,778
CLASS C SHARES ($)	244	516	913	2,024
SELECT CLASS SHARES ($)	62	280	514	1,189

58	J.P. MORGAN INCOME FUNDS

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	450	708	986	1,778
CLASS C SHARES ($)	144	516	913	2,024
SELECT CLASS SHARES ($)	62	280	514	1,189

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

What are the Fund’s main investment strategies?

As part of its principal strategy, the Fund primarily invests in Treasury Inflation Protected Securities (TIPS). “Real Return” in the Fund’s name means the total return of a security less the actual rate of inflation. TIPS are debt securities of varying maturities issued by the U.S. Treasury that pay interest based on a fixed percentage of inflation-adjusted principal. Unlike conventional bonds, the principal and interest payments of TIPS are adjusted periodically to the Non-Seasonally Adjusted Consumer Price Index for All Urban Consumers (CPI-U).

In addition to investments in TIPS, the Fund may invest in derivatives, which are instruments based on another instrument, exchange rate or index. The Fund may use futures contracts, options, price locks and swaps to provide inflation-protection, maintain interest rate, sector and yield curve exposure, to manage interest rate risk and duration, and to gain exposure to the TIPS markets. The Fund may also use such derivatives in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.

Although the Fund primarily uses TIPS to implement its principal strategy, the Fund may invest up to 15% of its total assets in non-dollar denominated inflation-linked debt securities issued or guaranteed by foreign governments and foreign governmental entities as part of its principal strategy. The Fund seeks to hedge its non-dollar investments back to the U.S. dollar, but may not always be able to do so.

The adviser buys and sells TIPS and other investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual investments that it believes will perform well over market and inflationary cycles. The adviser makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, duration, anticipated inflation and yield curve considerations.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

TIPS and Inflation-Linked Securities Risk. TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of TIPS and other inflation-linked securities tend to decline when real interest rates increase. In addition, interest payments on inflation-linked securities are unpredictable. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., CPI-U). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Interest Rate Risk. The Fund’s investments in TIPS and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

JULY 1, 2015	59

JPMorgan Real Return Fund (continued)

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Derivatives Risk. Derivatives, including futures contracts, options, price locks and swaps, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Foreign and Sovereign Debt Risk. Non-dollar denominated, inflation-linked securities issued or guaranteed by foreign governments or foreign governmental entities (which are a type of sovereign debt) are subject to additional risks including political and economic risks, civil conflicts and wars, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. There is a risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or other failure to put in place economic reforms. There is no legal process for collecting sovereign debts that are not paid nor are there bankruptcy proceedings through which all or part of the sovereign debt that has not been repaid may be collected. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past nine calendar years. The table shows the average annual total returns for the past one year, five years, and the life of the Fund. The table compares that performance to the Barclays U.S. TIPS Index and the Lipper Inflation-Protected Bond Funds Index, an index based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

60	J.P. MORGAN INCOME FUNDS

Best Quarter	1st quarter, 2009	4.66%
Worst Quarter	2nd quarter, 2013	–7.33%

The Fund’s year-to-date total return through 3/31/15 was 1.32%.

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Life of Fund 9/1/05
SELECT CLASS SHARES
Return Before Taxes	2.49%	3.48%	3.16%
Return After Taxes on Distributions	1.98	2.68	2.01
Return After Taxes on Distributions and Sale of Fund Shares	1.49	2.46	2.04
CLASS A SHARES
Return Before Taxes	(1.52)	2.55	2.53
CLASS C SHARES
Return Before Taxes	0.81	2.68	2.37
BARCLAYS U.S. TIPS INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	3.64	4.11	4.32
LIPPER INFLATION-PROTECTED BOND FUNDS INDEX
(Reflects No Deduction for Taxes)	2.14	3.63	3.70

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Donald Clemmenson	2008	Managing Director
Jan Ho	2013	Executive Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan , in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2015	61

JPMorgan Short Duration Bond Fund

Class/Ticker:

A/OGLVX; C/OSTCX; Select/HLLVX

What is the goal of the Fund?

The Fund seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 136 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases % of the Offering Price	2.25%	NONE	NONE
Maximum Deferred Sale Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $500,000)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.45	0.41	0.40
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.20 [1]	0.16 [1]	0.15

Total Annual Fund Operating Expenses	0.95	1.41	0.65
Fee Waivers and Expense Reimbursements[2]	(0.15)	(0.11)	(0.10)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.80	1.30	0.55

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.80%, 1.30% and 0.55% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	305	506	724	1,352
CLASS C SHARES ($)	232	435	761	1,681
SELECT CLASS SHARES ($)	56	198	352	801

62	J.P. MORGAN INCOME FUNDS

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	305	506	724	1,352
CLASS C SHARES ($)	132	435	761	1,681
SELECT CLASS SHARES ($)	56	198	352	801

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

What are the Fund’s main investment strategies?

As part of its main investment strategy, the Fund may principally invest in U.S. treasury obligations, U.S. government agency securities, corporate bonds, asset-backed securities, mortgage-backed securities, mortgage-related securities, and structured instruments. These investments may be structured as collateralized mortgage obligations (agency and non-agency), commercial mortgage-backed securities and mortgage pass-through securities. U.S. government agency securities may be issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac).

Under normal circumstances, the Fund invests at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Consistent with the Fund’s short duration strategy, the Fund’s effective average weighted maturity ordinarily will be three years or less taking into account expected amortization and prepayment of principal on certain investments. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).

Securities purchased by the Fund will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The Fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. The Fund expects to invest less than 5% of its assets in “sub-prime” mortgage-related securities at the time of purchase.

The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. The adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater

JULY 1, 2015	63

JPMorgan Short Duration Bond Fund (continued)

fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

64	J.P. MORGAN INCOME FUNDS

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short U.S. Government Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	4th quarter, 2008	2.28%
Worst Quarter	2nd quarter, 2013	–0.51%

The Fund’s year-to-date total return through 3/31/15 was 0.65%.

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	0.62%	1.42%	2.79%
Return After Taxes on Distributions	0.24	0.91	1.88
Return After Taxes on Distributions and Sale of Fund Shares	0.36	0.90	1.83
CLASS A SHARES
Return Before Taxes	(1.79)	0.71	2.30
CLASS C SHARES
Return Before Taxes	(0.01)	0.68	2.02
BARCLAYS 1–3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	0.77	1.41	2.85
LIPPER SHORT U.S. GOVERNMENT FUNDS INDEX
(Reflects No Deduction for Taxes)	0.84	1.19	2.41

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Gregg Hrivnak	2006	Managing Director
Richard Figuly	2006	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

JULY 1, 2015	65

JPMorgan Short Duration Bond Fund (continued)

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

66	J.P. MORGAN INCOME FUNDS

JPMorgan Short Duration High Yield Fund

Class/Ticker: A/JSDHX; C/JSDCX Select/JSDSX

What is the goal of the Fund?

The Fund seeks current income with a secondary objective of capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 136 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	2.25%	NONE	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.50%	0.50%	0.50%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.51	0.62	0.45
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.26 [1]	0.37 [1]	0.20
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.27	1.88	0.96
Fee Waivers and Expense Reimbursements[2]	(0.36)	(0.47)	(0.30)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.91	1.41	0.66

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.90%, 1.40% and 0.65% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	316	584	872	1,693
CLASS C SHARES ($)	244	545	972	2,163
SELECT CLASS SHARES ($)	67	276	502	1,151

JULY 1, 2015	67

JPMorgan Short Duration High Yield Fund (continued)

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	316	584	872	1,693
CLASS C SHARES ($)	144	545	972	2,163
SELECT CLASS SHARES ($)	67	276	502	1,151

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund invests in all types of high yield, high risk debt securities. The Fund also may invest in preferred stock, common stock and loan participations and assignments and commitments to purchase loan assignments.

Under normal circumstances, the Fund invests at least 80% of its Assets in high yield securities. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. A “high yield security” means the security is rated below investment grade or unrated at the time of purchase, but that the Fund’s adviser, J.P. Morgan Investment Management Inc. (the adviser or JPMIM) believes to be of comparable quality. Such securities are also referred to as “junk bonds” or “below investment grade bonds”. Some examples of high yield securities include bonds, other debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments), convertible securities and preferred stocks that are rated below investment grade or unrated. Such securities may be issued by small capitalization companies (e.g., companies with market capitalizations of under 2.6 billion or that are included in small cap market indices).

The Fund may invest up to 100% of the Fund’s total assets in below investment grade securities or unrated securities that JPMIM deems to be of equivalent quality. Such securities may include so called “distressed debt.” “Distressed debt” includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. As part of its principal investment strategy, the Fund invests in debt securities structured as corporate debt securities, private placements, restricted securities, and other unregistered securities, variable and floating rate instruments, when-issued securities, delayed delivery securities and forward commitments, zero-coupon, pay-in-kind and deferred payment securities.

The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

The Fund generally invests in securities issued in U.S. dollars including U.S. dollar denominated securities of foreign issuers in developed and emerging markets. Up to 20% of the Fund’s total assets may be invested in non-dollar denominated securities. Generally, the Fund attempts to minimize currency exposure to foreign and emerging markets through hedging.

Although the Fund predominantly invests in debt securities and income producing securities, it may also invest in common stock from time to time. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and foreign currency transactions in the management of portfolio investments. The Fund may also use such derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may use swaps structured as credit default swaps related to individual bonds, Loans or other securities or indexes of bonds, Loans or securities to mitigate risk exposure and manage cash flow needs. In addition, the Fund may use currency derivatives to hedge non-dollar investments back to the U.S. dollar.

The adviser focuses on value in buying and selling securities for the Fund by looking at individual securities against the context of broader market factors. For each issuer, the adviser

68	J.P. MORGAN INCOME FUNDS

performs an in-depth analysis of the issuer including business prospects, management, capital requirements, capital structure, enterprise value and security structure and covenants. In addition, the adviser monitors investments on an ongoing basis by staying abreast of positive and negative credit developments expediting the review of the Fund’s investments that are considered to be the most risky. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes the issuer’s credit quality will deteriorate materially or when the adviser believes that there is better relative value available in the market in securities of comparable quality.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

High Yield Securities and Loan Risk. The Fund invests in securities including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.

No active trading market may exist for some securities and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some securities may have a more limited secondary market, liquidity risk may be more pronounced for the Fund. When Loans and other securities are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Smaller Company Risk. Investments in smaller cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other equity securities, especially over the short term.

JULY 1, 2015	69

JPMorgan Short Duration High Yield Fund (continued)

Foreign Securities and Emerging Markets Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such countries. The Fund may also invest in non-dollar denominated securities. Investments in non-dollar denominated securities are subject to risks in addition to those summarized above including currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Derivatives Risk. Derivatives, including futures contracts, options, swaps and foreign currency transactions, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be particularly sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Zero-Coupon Securities Risk. The market value of a zero-coupon security is generally more volatile than the market value of other fixed income securities. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year. The Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a registered investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

70	J.P. MORGAN INCOME FUNDS

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past calendar year. The table shows average annual total returns for the past one year and life of the Fund. The table compares that performance to the Barclays U.S. Aggregate Index, the BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index and the Lipper High Yield Bond Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	1st quarter, 2014	1.23%
Worst Quarter	3rd quarter, 2014	–1.15%

The Fund’s year-to-date return through 3/31/15 was 1.58%.

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
	Past 1 Year	Life of the Fund (since 3/1/13)
SELECT CLASS SHARES
Return Before Taxes	0.85%	2.20%
Return After Taxes on Distribution	(1.06)	0.42
Return After Taxes on Distribution And Sale of Fund Shares	0.49	0.88
CLASS A SHARES
Return Before Taxes	(1.63)	0.72
CLASS C SHARES
Return Before Taxes	(0.91)	1.45
BARCLAYS U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.97	2.14
BOFA MERRILL LYNCH 1-5 YEAR U.S. CASH PAY HIGH YIELD CONSTRAINED INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	0.53	3.82
LIPPER HIGH YIELD BOND INDEX
(Reflects No Deduction for Taxes)	2.24	4.22

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title of Investment Adviser
William J. Morgan	2013	Managing Director
Frederick A. Sabetta	2013	Managing Director
James P. Shanahan, Jr.	2013	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

JULY 1, 2015	71

JPMorgan Short Duration High Yield Fund (continued)

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial

Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

72	J.P. MORGAN INCOME FUNDS

JPMorgan Strategic Income Opportunities Fund

Class/Ticker: A/JSOAX; C/JSOCX; Select/JSOSX

What is the goal of the Fund?

The Fund seeks to provide high total return.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 136 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.45%	0.45%	0.45%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.44	0.41	0.39
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.19	0.16 [1]	0.14
Acquired Fund Fees and Expenses	0.13	0.13	0.13

Total Annual Fund Operating Expenses	1.27	1.74	0.97
Fee Waivers and Expense Reimbursements[2]	(0.14)	(0.11)	(0.09)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.13	1.63	0.88

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.00%, 1.50% and 0.75% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	486	749	1,033	1,840
CLASS C SHARES ($)	266	537	933	2,043
SELECT CLASS SHARES ($)	90	300	528	1,182

JULY 1, 2015	73

JPMorgan Strategic Income Opportunities Fund (continued)

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	486	749	1,033	1,840
CLASS C SHARES ($)	166	537	933	2,043
SELECT CLASS SHARES ($)	90	300	528	1,182

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 255% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund has an absolute return orientation which means that it is not managed relative to an index. The Fund attempts to achieve a positive total return in diverse market environments over time. In connection with this strategy, the Fund has flexibility to allocate its assets among a broad range of fixed income securities and derivatives as well as in a single or limited number of strategies/sectors including cash and short term investments. In particular, the Fund may invest all or substantially all of its assets in cash and short-term investments consistent with its absolute return orientation. Total return is a combination of capital appreciation and current income. “Strategic” in the Fund’s name means that the Fund, in addition to seeking current income as an element of total return, will also seek capital appreciation as an element of total return. The Fund may invest in a wide range of debt securities of issuers from the U.S. and other markets, both developed and emerging, as well as derivatives. Investments may be issued or guaranteed by a wide variety of entities including governments and their agencies, corporations, financial institutions and supranational organizations that the Fund believes have the potential to provide a high total return over time. The Fund may also invest in convertible securities, preferred securities, and equity securities that the adviser believes will produce income or generate return.

The Fund may also use futures contracts, options, swaps, and foreign currency transactions for hedging, risk management, or to attempt to increase income and gain to the Fund. Swaps may be structured as credit default swaps (CDSs) on individual securities or a basket or index of securities, interest rate swaps, total return swaps and price lock swaps.

Although the Fund may invest up to 100% of its total assets in securities that are rated below investment grade (junk bonds) or the unrated equivalent, the Fund will generally invest at least 25% of the Fund’s total assets in securities that, at the time of purchase, are rated investment grade or better or the unrated equivalent.

The adviser uses the following six strategy/sector allocations in managing the Fund.

•	Cash — includes cash, money market instruments, and other short-term securities of high quality.

•	Rates management — includes traditional fixed income securities as well as derivatives to actively manage duration, yields and the effect changes in interest rates may have.

•	Credit securities — includes the full spectrum of investment and non-investment grade securities. Ordinarily, the Fund will invest no more than 75% of its total assets in credit securities.

•

Relative value strategies — includes fixed income relative value strategies such as credit-oriented trades, mortgage dollar rolls, derivatives, long/short strategies, and other combinations of fixed income securities and derivatives.

•

Foreign and emerging market securities — includes the full range of securities of issuers from developed and emerging markets. Ordinarily, the Fund will invest no more than 50% of its total assets in foreign and emerging market securities.

•

Non-traditional income — includes convertible securities, preferred securities, and equity stocks that the adviser believes will produce income or generate return. Ordinarily, the Fund will invest no more than 35% of its total assets in such securities.

In buying and selling investments for the Fund, the adviser uses both security selection and derivatives to adjust allocations among each of the above strategies/sectors with an absolute return orientation. For each strategy/sector, sector specialists provide security research and recommendations to the lead portfolio managers. The Fund’s investments will not necessarily be allocated among all six strategies/sectors at any given time. Rather, the Fund uses a flexible asset allocation approach that permits the adviser to invest in a single strategy/sector or only a few strategies/sectors, consistent with the limitations identified above. Due to the Fund’s flexible allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy/sector may become more pronounced when the Fund utilizes a single strategy/sector or only a few strategies/sectors.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses derivatives structured as futures, options, swaps and price locks as part of its rate management and relative value

74	J.P. MORGAN INCOME FUNDS

strategies and to gain or adjust exposure to markets, sectors, securities, and currencies. The Fund uses CDSs to initiate long exposures (overweights) in areas of the market that the adviser believes are attractively valued and short positions (underweights) in areas that the adviser believes are not attractive from a valuation perspective. In certain market environments, the Fund may use interest rate swaps and futures contracts to help protect its portfolio from interest rate risk. The Fund may also utilize foreign currency transactions including currency options and forward foreign currency contracts to hedge non-dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies.

The Fund may also use derivatives either alone or in combination with securities as part of its “relative value” strategies. Relative value strategies seek to exploit pricing discrepancies between individual securities or market sectors. The Fund’s relative value strategies use combinations of securities and investments and include: (1) credit-oriented trades such as purchasing a CDS related to one bond or set of bonds and selling a CDS on a similar bond or set of bonds, (2) mortgage-dollar rolls in which the Fund sells mortgage-backed securities and the same time contracts to buy back very similar securities on a future date, (3) long/short strategies such as selling a bond with one maturity and buying a bond with a different maturity to take advantage of the yield/return between the maturity dates, and (4) other combinations of fixed income securities and derivatives.

The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations, principal-only and interest-only stripped mortgage-backed securities and mortgage pass-through securities including mortgage TBAs. The Fund may also invest in asset-backed securities and structured investments.

The Fund may invest in a broad variety of securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short.

The Fund may invest in loan assignments and participations (Loans), and commitments to purchase loan assignments (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior

Loans) and bridge loans. The Fund may also originate loans, in which the Fund may lend money directly to an obligor by investing in limited liability companies or corporations that make loans directly to obligors. The Fund may invest in common shares or preferred shares of unaffiliated closed-end funds.

The Fund may invest any portion of its total assets in cash and cash equivalents.

The Fund may invest in exchange traded funds (ETFs) in order to gain exposure to particular foreign markets or asset classes. The ETFs in which the Fund will invest are registered investment companies that seek to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

The Fund may invest in municipal securities and inflation-linked securities such as Treasury Inflation Protected Securities (TIPS).

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

JULY 1, 2015	75

JPMorgan Strategic Income Opportunities Fund (continued)

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

High Yield Securities and Loan Risk. The Fund invests in securities including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Loans may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. Loans that are deemed to be liquid at the time of purchase may become illiquid.

No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some Loans may have a more limited secondary market, liquidity risk may be more pronounced for the Fund. When Loans are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or deliver when due or default completely. The Fund may focus its investments in a single country or small group of countries and be subject to greater volatility than a more geographically diversified fund.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets”. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. Derivatives, including futures, options, swaps, price locks, credit default swaps and foreign currency transactions, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income

76	J.P. MORGAN INCOME FUNDS

subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets and even a well conceived transaction may be unsuccessful because of market behavior or unexpected events. Options may be volatile and there can no assurance that a liquid secondary market will exist for any particular option at any particular time, even if the contract is traded on an exchange. Exchanges may halt trading in options thereby making it impossible for the Fund to enter into or close out option positions and impairing the Fund’s access to assets held to cover such options positions. The Fund may also be at risk that counterparties entering into an option transaction will not fulfill their obligations, particularly when the Fund utilizes over-the-counter options.

Strategy Risk. The Fund may use relative value and other strategies that combine derivatives and/or securities to manage duration, sector and yield curve exposure and credit and spread volatility. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. Relative value strategies involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under “Derivatives Risk”.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the

JULY 1, 2015	77

JPMorgan Strategic Income Opportunities Fund (continued)

counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Investment Company Risk. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of an other investment company.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

ETF Risk. The Fund may invest in shares of other investment companies, including common shares and preferred shares of closed-end funds. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. The price movement of an ETF may not track the underlying index and may result in a loss.

Municipal Securities Risk. The risk of a municipal security generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past six calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Barclays U.S. Universal Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, and the Lipper Alternative Credit Focus Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	10.12%
Worst Quarter	3rd quarter, 2011	–4.55%

The Fund’s year-to-date return through 3/31/15 was 0.72%.

78	J.P. MORGAN INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For the period ended December 31, 2014)
	Past 1 Year	Past 5 Years	Life of Fund (since 10/10/08)
SELECT CLASS SHARES
Return Before Taxes	0.13%	3.27%	6.23%
Return After Taxes on Distributions	(0.55)	2.13	4.89
Return After Taxes on Distributions and Sale of Fund Shares	0.07	2.08	4.36
CLASS A SHARES
Return Before Taxes	(3.87)	2.22	5.30
CLASS C SHARES
Return Before Taxes	(1.67)	2.48	5.43
BARCLAYS U.S. UNIVERSAL INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.56	4.81	6.06
BOFA MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	0.03	0.09	0.13
LIPPER ALTERNATIVE CREDIT FOCUS FUNDS INDEX
(Reflects No Deduction for Taxes)	0.70	N/A	N/A

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
William Eigen	2008	Managing Director
Timothy N. Neumann	2009	Managing Director
Jarred Sherman	2009	Executive Director
Charles McCarthy	2015	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2015	79

JPMorgan Total Return Fund

Class/Ticker: A/JMTAX; C/JMTCX; Select/JMTSX

What is the goal of the Fund?

The Fund seeks to provide high total return.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 136 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.54	0.55	0.51
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.29	0.30	0.26
Acquired Fund Fees and Expenses	0.07	0.07	0.07

Total Annual Fund Operating Expenses	1.16	1.67	0.88
Fee Waivers and Expense Reimbursements[1]	(0.43)	(0.29)	(0.25)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.73	1.38	0.63

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 11/1/15), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.66%, 1.31% and 0.56% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	447	689	949	1,694
CLASS C SHARES ($)	240	498	880	1,952
SELECT CLASS SHARES ($)	64	256	463	1,061

80	J.P. MORGAN INCOME FUNDS

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	447	689	949	1,694
CLASS C SHARES ($)	140	498	880	1,952
SELECT CLASS SHARES ($)	64	256	463	1,061

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 394% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund has wide latitude to invest in all types of debt securities that the adviser believes have the potential to provide a high total return over time. As part of its principal investment strategy, the Fund may invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, asset-backed, mortgage-related and mortgage-backed securities and structured investments. Mortgage-related and mortgage-backed securities may be structured as adjustable rate mortgage loans, collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, and mortgage pass-through securities including mortgage TBAs. These securities may be of any maturity.

The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion. The Fund may invest a significant amount of its assets in sub-prime mortgage-related securities. The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses derivatives structured as futures, options, swaps and price locks to help manage duration, sector and yield curve exposure and credit and spread volatility. Swaps may be structured as credit default swaps (CDSs) on individual securities, a basket or index of securities, interest rate swaps, total return swaps and price lock swaps. The Fund uses CDSs to initiate long exposures (overweights) in areas of the market that the adviser believes are attractively valued and short positions (underweights) in areas that the adviser believes are not attractive from a valuation perspective. In certain market environments, the Fund may use interest rate swaps and futures contracts to help protect its portfolio from interest rate risk. The Fund may also utilize foreign currency transactions including currency options and forward foreign currency contracts to hedge non-dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies.

The Fund may also use derivatives either alone or in combination with securities as part of its “relative value” strategies. Relative value strategies seek to exploit pricing discrepancies between individual securities or market sectors. The Fund’s relative value strategies use combinations of securities and investments and include: (1) credit-oriented trades such as purchasing a CDS related to one bond or set of bonds and selling a CDS on a similar bond or set of bonds, (2) mortgage-dollar rolls in which the Fund sells mortgage-backed securities and the same time contracts to buy back very similar securities on a future date, (3) long/short strategies such as selling a bond with one maturity and buying a bond with a different maturity to take advantage of the yield/return between the maturity dates, and (4) other combinations of fixed income securities and derivatives.

Up to 35% of the Fund’s total assets may be invested in foreign securities, including emerging markets debt securities and debt securities denominated in foreign currencies. Investments may be issued or guaranteed by a wide variety of entities including governments and their agencies and instrumentalities, corporations, financial institutions and supranational organizations. The Fund typically will seek to hedge approximately 70% of its non-dollar investments back to the U.S. dollar, through the use of derivatives including forward foreign currency contracts, but may not always do so.

Under normal circumstances, 65% of the Fund’s net assets will be invested in securities that, at the time of purchase, are rated investment grade (or the unrated equivalent). Up to 35% of the Fund’s net assets may be invested in securities rated below investment grade (junk bonds) including so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. The Fund may also invest in securities that are unrated but are deemed by the adviser to be of comparable quality.

The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S.

JULY 1, 2015	81

JPMorgan Total Return Fund (continued)

Treasury securities, treasury receipts and obligations and securities. The Fund may also invest in inflation-linked debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities such as Treasury Inflation Protected Securities (TIPS) or issued by other entities such as corporations, foreign governments and other foreign issuers.

The Fund may invest in loan assignments and participations (Loans) and commitments to purchase loan assignments. Loans will typically consist of senior floating rate loans, but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. As part of its principal investment strategy, the Fund may invest any portion of its total assets in cash and cash equivalents.

The adviser buys and sells investments for the Fund by analyzing both individual securities and different market sectors within broader interest rate, investment and sector themes established by the adviser’s macro team. The adviser looks for individual investments that it believes will perform well over market cycles based on a risk/reward evaluation of interest rate risk, credit risk and the complex legal and technical structure of the transaction.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Derivatives Risk. Derivatives, including futures, options, swaps, forward foreign currency contracts and price locks, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Strategy Risk. The Fund may use relative value and other strategies that combine derivatives and/or securities to manage duration, sector and yield curve exposure and credit and spread volatility. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. Relative value strategies involve complex securities transactions that involve risks in addition to direct

82	J.P. MORGAN INCOME FUNDS

investments in securities including leverage risk and the risks described under “Derivatives Risk”.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets”. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

High Yield Securities and Loan Risk. The Fund invests in securities including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Loans may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. Loans that are deemed to be liquid at the time of purchase may become illiquid.

No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some Loans may have a more limited secondary market, liquidity risk may be more pronounced for the Fund. When Loans are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates,

JULY 1, 2015	83

JPMorgan Total Return Fund (continued)

or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets and even a well conceived transaction may be unsuccessful because of market behavior or unexpected events. Options may be volatile and there can be no assurance that a liquid secondary market will exist for any particular option at any particular time, even if the contract is traded on an exchange. Exchanges may halt trading in options thereby making it impossible for the Fund to enter into or close out option positions and impairing the Fund’s access to assets held to cover such options positions. The Fund may also be at risk that counterparties entering into an option transaction will not fulfill their obligations, particularly when the Fund utilizes over-the-counter options.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past six calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

84	J.P. MORGAN INCOME FUNDS

Best Quarter	3rd quarter, 2009	7.62%
Worst Quarter	2nd quarter, 2013	–2.06%

The Fund’s year-to-date return through 3/31/15 was 1.50%.

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For the period ended December 31, 2014)
	Past 1 Year	Past 5 Years	Life of Fund (since 6/16/08)
SELECT CLASS SHARES
Return Before Taxes	5.22%	6.03%	6.89%
Return After Taxes on Distributions	3.74	3.72	4.51
Return After Taxes on Distributions and Sale of Fund Shares	2.95	3.83	4.51
CLASS A SHARES
Return Before Taxes	1.15	5.11	6.16
CLASS C SHARES
Return Before Taxes	3.42	5.25	6.10
BARCLAYS U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.97	4.45	5.13
LIPPER CORE PLUS BOND FUNDS INDEX
(Reflects No Deduction for Taxes)	5.62	5.62	6.31

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
William Eigen	2008	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2015	85

JPMorgan Treasury & Agency Fund

Class/Ticker: A/OTABX, C/*; Select/OGTFX

What is the goal of the Fund?

The Fund seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 136 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases % of the Offering Price	2.25%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $500,000)

*	This share class is not currently offered to the public.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C4	Select Class
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.48	0.48 [3]	0.48
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.23 [1]	0.23	0.23

Total Annual Fund Operating Expenses	1.03	1.53	0.78
Fee Waivers and Expense Reimbursements[2]	(0.33)	(0.33)	(0.33)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [2]	0.70	1.20	0.45
1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.70%, 1.20% and 0.45% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

3	“Other Expenses” are based on estimated amounts for the current fiscal year for Class C Shares.

4	As of the date of this Prospectus, Class C Shares have not commenced operations and are not open for investment.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	295	513	749	1,427
CLASS C SHARES ($)	222	451	803	1,795
SELECT CLASS SHARES ($)	46	216	401	935

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	295	513	749	1,427
CLASS C SHARES ($)	122	451	803	1,795
SELECT CLASS SHARES ($)	46	216	401	935

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s

86	J.P. MORGAN INCOME FUNDS

performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund’s main investment strategy is to invest in U.S. Treasury and U.S. agency obligations which include U.S. Treasury bills, notes, agency debentures, repurchase agreements and obligations issued or guaranteed by U.S. government agencies and instrumentalities.

Under normal circumstances, the Fund will invest at least 80% of its Assets in treasury and agency obligations. For the purpose of this policy, “Assets” means net assets plus the amount of borrowing for investment purposes.

The Fund’s investments in U.S. Treasury and U.S. agency obligations include fixed income securities, mortgage-backed and mortgage-related securities, and inflation-linked securities, including fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities. Such securities may be structured as Separately Traded Registered Interest and Principal Securities (STRIPS), Coupons under Book-Entry Safekeeping (CUBES) and Treasury Inflation Protected Securities (TIPS). The Fund also invests in J.P. Morgan money market funds that invest only in the types of securities that the Fund could buy directly. The Fund also may invest in government mortgage-backed securities and government adjustable rate mortgage loans known as ARMs.

Normally the Fund’s average weighted maturity will range between two and five years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).

The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. The adviser looks for individual investments that it believes will perform well over market cycles. The adviser is value oriented and focuses on issues with short or intermediate remaining maturities. The adviser makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

TIPS Risk. TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase. In addition, interest payments on inflation-linked securities are unpredictable. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for All Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S.

JULY 1, 2015	87

JPMorgan Treasury & Agency Fund (continued)

government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Mortgage-Related and Other Mortgage-Backed Securities Risk. The Fund may invest in mortgage-related and mortgage-backed securities that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Investment Company Risk. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of another investment company.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the

Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Barclays 1–5 Year U.S. Treasury Index, the Barclays 1–3 Year U.S. Treasury Index, and the Lipper Short U.S. Treasury Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index include the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	4th quarter, 2008	3.04%
Worst Quarter	2nd quarter, 2008	–0.90%

The Fund’s year-to-date total return through 3/31/15 was 0.32%.

88	J.P. MORGAN INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	0.58%	1.05%	2.55%
Return After Taxes on Distributions	0.07	0.44	1.44
Return After Taxes on Distributions and Sale of Fund Shares	0.39	0.67	1.62
CLASS A SHARES
Return Before Taxes	(1.95)	0.31	2.06
BARCLAYS 1–5 YEAR U.S. TREASURY INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	1.17	1.79	3.09
BARCLAYS 1–3 YEAR U.S. TREASURY INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	0.63	1.07	2.54
LIPPER SHORT U.S. TREASURY FUNDS AVERAGE
(Reflects No Deduction for Taxes)	0.66	0.64	2.05

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Scott Grimshaw	1996	Executive Director
Peter Simons	2005	Executive Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A Shares
To establish an account	$1,000
To add to an account	$50
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2015	89

JPMorgan Unconstrained Debt Fund

(formerly JPMorgan Multi-Sector Income Fund)

Class/Ticker: A/JSIAX; C/JINCX; Select/JSISX

What is the goal of the Fund?

The Fund seeks to provide long-term total return.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 136 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.45%	0.45%	0.45%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.42	0.43	0.37
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.17 [1]	0.18 [1]	0.12
Acquired Fund Fees and Expenses	0.04	0.04	0.04

Total Annual Fund Operating Expenses	1.16	1.67	0.86
Fee Waivers and Expense Reimbursements[2]	(0.12)	(0.13)	(0.07)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.04	1.54	0.79

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or it affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.00%, 1.50% and 0.75% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	477	718	978	1,721
CLASS C SHARES ($)	257	514	895	1,965
SELECT CLASS SHARES ($)	81	267	470	1,054

90	J.P. MORGAN INCOME FUNDS

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	477	718	978	1,721
CLASS C SHARES ($)	157	514	895	1,965
SELECT CLASS SHARES ($)	81	267	470	1,054

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 179% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund seeks to achieve its investment objective by investing opportunistically across different markets and sectors, based on the portfolio management team’s view of the markets and sectors. The Fund’s approach is flexible and it is not managed to or constrained by a benchmark. This allows the Fund to shift its allocations based on changing market conditions which may result in investing in a few or multiple markets and sectors. Total return in the Fund’s objective includes both current income and capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its Assets in debt investments. Debt investments include loan assignments and participations (Loans), commitments to purchase Loans, convertible securities, bonds, and all other types of debt securities and debt instruments. Debt investments also include money market investment companies. “Assets” means net assets plus the amount of borrowings for investment purposes.

The Fund is unconstrained by sectors and strategies. The Fund has broad flexibility to invest in a wide variety of debt securities and instruments. As part of its principal investment strategy, the Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign markets including emerging markets. These securities may include debt securities issued by governments and their agencies, supranational organizations, corporations, and banks. The Fund may also invest in equity securities as a principal strategy.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use fixed income, currency and credit derivatives.

Such derivatives may include futures contracts, options, swaps including credit default swaps, and forward contracts. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of derivatives including forward foreign currency contracts and other foreign currency transactions, but may not always do so. In addition to hedging non-dollar investments, the Fund may also use such derivatives for other hedging purposes (e.g., decreasing exposure to certain securities), to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

The Fund may invest without limit in securities that are rated below investment grade (also known as junk bonds or high yield securities) by Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s Corporation (S&P), Fitch Rating (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality.

A significant portion of the Fund’s assets may be invested in asset-backed securities and mortgage-related and mortgage-backed securities. Such securities may be structured as collateralized mortgage obligations and stripped mortgage-backed securities, including those structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund may also invest in structured investments and adjustable rate mortgage loans (ARMs). The Fund may invest a significant amount of its assets in sub-prime mortgage-related securities.

The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund may also invest in mortgage pass-through securities including mortgage TBAs. The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short.

The Fund may invest in inflation-linked debt securities including fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund may also invest in inflation-linked debt securities issued by other entities such as corporations, foreign governments and foreign issuers.

The Fund may invest in loan assignments and participations (Loans), and commitments to purchase loan assignments

JULY 1, 2015	91

JPMorgan Unconstrained Debt Fund (continued)

(Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. The Fund may invest in municipal securities. The Fund may also invest in when-issued securities, delayed delivery securities, forward commitments, zero-coupon securities, pay-in-kind securities and deferred payment securities.

The Fund may also invest in convertible securities and preferred securities that the adviser believes will produce income or generate return.

As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.

In buying and selling investments for the Fund, the adviser uses an opportunistic strategy and uses both security selection and derivatives to allocate its investments among strategies and sectors. For each strategy/sector, dedicated sector specialists provide security research and recommendations to the lead portfolio managers. Buy and sell decisions are based on fundamental, quantitative and technical research. The Fund uses a flexible asset allocation approach that permits the adviser to invest in only a small number of strategies/ sectors from time to time although the Fund intends to invest in at least two sectors under normal market conditions. While the Fund seeks to mitigate downside risk, the Fund’s risk exposure may vary due to the Fund’s flexible allocation approach and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not mitigate downside risk or achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. The adviser has great flexibility in selecting investments because the Fund is unconstrained by sectors and strategies. This increased flexibility may present greater investment risk than a Fund with more rigid investment restrictions because the success of the adviser’s portfolio selections is dependent upon a greater number of variables.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

High Yield Securities and Loan Risk. The Fund invests in securities including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Loans may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. Loans that are deemed to be liquid at the time of purchase may become illiquid.

No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some Loans may have a more limited

92	J.P. MORGAN INCOME FUNDS

secondary market, liquidity risk may be more pronounced for the Fund. When Loans are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Derivatives Risk. Derivatives, including futures contracts, options, swaps including credit default swaps and forward contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Foreign Securities and Emerging Markets Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such countries. The Fund may also invest in non-dollar denominated securities. Investments in non-dollar denominated securities are subject to risks in addition to those summarized above including currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

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JPMorgan Unconstrained Debt Fund (continued)

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Equity Market Risk. The Fund’s investments in preferred shares and convertible securities are subject to equity market risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Municipal Securities Risk. The risk of a municipal security generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and engaging in mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates and credit quality than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year. The Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a registered investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

94	J.P. MORGAN INCOME FUNDS

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the Barclays U.S. Aggregate Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, and the Lipper Alternative Credit Focus Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the indexes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective October 22, 2014, the Fund adopted an 80% policy. The Fund’s past performance would have been different if the Fund was managed by this policy.

Best Quarter	4th quarter, 2013	3.08%
Worst Quarter	2nd quarter, 2013	–1.18%
	3rd quarter, 2011

The Fund’s year-to-date return through 3/31/15 was 1.10%.

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For the period ended December 31, 2014)
	Past 1 Year	Life of Fund (since 12/1/10)
SELECT CLASS SHARES
Return Before Taxes	1.53%	3.43%
Return After Taxes on Distributions	(0.33)	2.11
Return After Taxes on Distributions and Sale of Fund Shares	0.86	2.09
CLASS A SHARES
Return Before Taxes	(2.57)	2.22
CLASS C SHARES
Return Before Taxes	(0.24)	2.66
BARCLAYS U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.97	3.74
BofA MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	0.03	0.08
LIPPER ALTERNATIVE CREDIT FOCUS FUNDS INDEX
(Reflects No Deduction for Taxes)	0.70	N/A

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Robert Michele	2010	Managing Director
Nicholas J. Gartside	2011	Managing Director
Iain T. Stealey	2010	Managing Director
Matthew G. Pallai	2011	Executive Director

JULY 1, 2015	95

JPMorgan Unconstrained Debt Fund (continued)

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$50
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Ser- vices at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

96	J.P. MORGAN INCOME FUNDS

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

Each of the Funds described in this prospectus is managed by J.P. Morgan Investment Management Inc. (JPMIM). The principal types of securities and the main strategies that each Fund currently anticipates using are summarized in its Risk/Return Summary. Except as otherwise indicated, the strategies described below are principal investment strategies of each Fund. Where applicable, the following identifies other strategies that are not anticipated to be main strategies of a Fund but that may become more important to a Fund’s management in the future. The Funds may utilize these investments and strategies to a greater or lesser degree in the future.

The frequency with which each Fund buys and sells securities will vary from year to year, depending on market conditions.

Credit Quality. Some of the Funds limit their investments to investment grade securities or the unrated equivalent while others may invest in below investment grade securities (also known as junk bonds). Except as otherwise provided with respect to the Corporate Bond Fund, Income Fund and Short Duration High Yield Fund, investment grade securities carry a minimum rating of Baa3, BBB–, or BBB– by Moody’s Investors Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or are unrated but deemed by the adviser to be of comparable quality. A “junk bond” is a debt security that is rated below investment grade. Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB+ or lower by S&P and Ba1 or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade. The adviser will consider such an event in determining whether a Fund should continue to hold the security. Please see Corporate Bond Fund, Income Fund and Short Duration High Yield Fund for information concerning Credit Quality applicable to those Funds.

As indicated in the risk/return summaries, some of the Funds may invest in “sub-prime” mortgage-related securities. “Sub-prime” loans, which have higher interest rates, are made to borrowers with low credit ratings or other factors that increase the risk for default. In generally, these borrowers have impaired or limited credit history.

Average Weighted Maturity. Some of the Funds have policies with respect to average weighted maturity as described in the risk/return summaries. Such Funds may have a longer or shorter average weighted maturity under certain market conditions. In addition, such Funds may shorten or lengthen their average weighted maturity if deemed appropriate for temporary defensive purposes. Average weighted maturity is the average of all the current maturities (that is, the term of the securities of the individual bonds in the Fund calculated so as to count most heavily those securities with the highest dollar value). Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates.

Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. Mortgage-related securities are subject to prepayment of principal which can shorten the average weighted maturity of a Fund. Therefore, in the case of a Fund which holds mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.

Core Bond Fund

For purposes of the Fund’s fundamental policy to invest at least 80% of its Assets in bonds, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.

The Fund’s average weighted maturity will ordinarily range between four and 12 years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).

The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

JULY 1, 2015	97

More About the Funds (continued)

In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The adviser may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities in the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.

The Fund may engage in securities lending.

WHAT IS SECURITIES LENDING?
Securities lending involves the loan of securities to borrowers in exchange for cash collateral which the Fund may reinvest. During the term of the loan, the Fund is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, the Fund is required to return the cash collateral to the borrower plus an agreed upon rebate. Securities lending is not a principal strategy of the Funds.

The Fund may invest in loan participations and assignments (Loans) although the Fund does not currently use Loans as part of its principal investment strategy.

The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. Although the use of derivatives is not a principal strategy of the Fund, the Fund may use futures contracts, options, and swaps from time to time to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.

Core Plus Bond Fund

For purposes of the Fund’s fundamental policy to invest at least 80% of its assets in bonds, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.

The Fund may invest in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans,

second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.

The Fund may invest a significant portion of all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. The Fund may also enter into “dollar rolls” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

Up to 35% of the Fund’s net assets may be invested in foreign securities, including securities denominated in foreign currencies (some of which may be below investment grade securities). Foreign securities include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets). The Fund’s investments in below investment grade securities or the unrated equivalent including below investment grade foreign securities will not, under normal circumstances, exceed more than 35% of the Fund’s total assets.

The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In addition to the mortgage dollar rolls as described above, the Fund may utilize other relative value strategies involving credit-oriented trades, combinations of derivatives, and combinations of derivatives and fixed income securities. The Fund may also utilize foreign currency derivatives such as currency forwards to hedge its non-dollar investments back to the U.S. dollar or use such derivatives to gain or adjust exposure to particular foreign securities, markets or currencies.

The Fund may engage in securities lending.

In addition to the investment strategies discussed above, the Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. The use of CPI-U swaps is not a principal investment strategy of the Fund.

The adviser allocates the Fund’s assets among a range of sectors based on strategic positioning and other tactical considerations. The Fund’s allocations will be reviewed and

98	J.P. MORGAN INCOME FUNDS

rebalanced periodically, if appropriate. Individual portfolio managers will be responsible for day-to-day investment management decisions on the assets that are allocated to their respective sleeves; provided, however, the remaining credit of the portfolio, excluding distressed debt, will be managed across the ratings continuum. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, currency risk, and the complex legal and technical structure of the transactions. With respect to the high yield portion of the Fund, the adviser focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors.

Corporate Bond Fund

The Fund mainly invests in corporate bonds that are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the Fund’s adviser to be of comparable quality. Under normal circumstances, the Fund invests at least 80% of its assets in corporate bonds. “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund will provide shareholders with at least 60 days prior notice of any change in this policy. A “corporate bond” is defined as a debt security issued by a corporation or non-governmental entity with a maturity of 90 days or more at the time of its issuance. Some examples of corporate bonds include corporate debt securities, commercial paper, private placements, restricted securities and other unregistered securities, debt securities of REITS, and debt securities of MLPs, variable and floating rate instruments, when issued securities and delayed delivery securities, and zero coupon, pay-in-kind and deferred payment securities. Corporate bonds may include securities owned by government or quasi-government entities. Such ownership may be significant and allow such entities to control the issuer of a corporate bond. As part of its principal strategy, the Fund invests in corporate bonds structured as corporate debt securities, debt securities of REITs, and MLPs, public or private placements, restricted securities and other unregistered securities.

The Fund is managed relative to the Barclays U.S. Corporate Index (the benchmark). Under normal circumstances, the Fund’s duration is the duration of the benchmark, plus or minus one year. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “five years” means that a security’s or portfolio’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates (assuming a parallel shift in yield curve). From 2002 through 2012, the duration of the benchmark has ranged between 5.00 and 7.50 years. The Fund will not invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark at the time of investment, the Fund may invest up to 35% of its assets in that industry.

The Fund may invest in U.S. dollar-denominated securities of foreign issuers. Such issuers may be in both developed and emerging markets although the Fund does not anticipate investing in emerging markets as a principal strategy. In addition, up to 20% of the Fund’s total assets may be invested in securities rated below investment grade or unrated securities deemed by the adviser to be of comparable quality (also known as junk bonds or high yield bonds) and securities denominated in foreign currencies (some of which may be below investment grade securities). The Fund’s investments in high yield securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. The Fund seeks to hedge its non-dollar investments back to the U.S. dollar, but may not always be able to do so.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and currency derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in swaps structured as interest rate swaps to manage duration relative to the benchmark. The Fund may also utilize foreign currency derivatives such as currency forwards, futures and foreign exchange swaps to hedge its non-dollar investments back to the U.S. dollar.

Although the Fund predominantly invests in corporate bonds, the Fund may also invest in U.S. Treasury securities including for cash management purposes and for duration management.

As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.

Although not part of its principal investment strategy, the Fund may invest in bank obligations, commercial paper, convertible securities, inflation-linked debt securities, municipal securities, obligations of supranational agencies, repurchase agreements, short-term funding agreements, variable and floating rate instruments, when-issued securities, delayed delivery securities and forward commitments, and zero-coupon, pay-in-kind, and

JULY 1, 2015	99

More About the Funds (continued)

deferred payment securities and emerging markets securities. Although the Fund predominantly invests in corporate bonds, the Fund may also invest in equity securities including common stock, preferred stock, trust preferreds and convertible securities, and government debt including U.S. government and agency obligations and sovereign debt obligations. In addition, the Fund may acquire and hold equity securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of a distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security. The Fund may also use credit default swaps related to individual securities or indexes of securities to gain or limit exposure to such securities or to mitigate risk exposure. The Fund may be both a buyer and seller of credit default swaps.

The adviser buys and sells investments for the Fund using a three part process that includes determining: (1) macro credit strategy, (2) sector strategy, and (3) security strategy. In establishing the Fund’s macro credit strategy, the adviser evaluates fundamental, technical and valuation factors, along with macro themes from the adviser’s broader fixed income team, to determine the view on risk for the Fund overall. In the second component of the process, the adviser evaluates sectors based on a blend of top down analysis, including relative value judgments, and bottom up fundamental analysis of companies and their respective sectors to determine sector weightings. The third component of the process focuses on an evaluation of individual companies based on fundamental credit metrics, as well as a review of each company’s competitive environment, event risk and technical factors such as supply, liquidity of debt issued by the company and equity performance. Based on these three components, the adviser overweights and underweights its sector and security investments relative to the benchmark.

Credit Quality. The Fund may invest in investment grade securities or the unrated equivalent as well as in below investment grade securities (also known as junk bonds). Investment grade securities are rated investment grade (Baa3, BBB-, or BBB- or higher) by the following nationally recognized statistical rating organizations (NRSRO), Moody’s, S&P, or Fitch or unrated but deemed by the adviser to be of comparable quality. If three of the NRSROs rate the security, the middle rating is used to determine whether the security is investment grade. If only two of the three NRSROs rate the security, the lower rating is used to determine whether the security is investment grade. If only one of the three NRSROs rates a security, the security will be deemed to be investment grade if rated as investment grade by the NRSRO. If a security is unrated, the adviser must determine that it is of comparable quality to an investment grade security in order for such security to be treated as investment grade. A “junk bond” is a debt security that does not meet the criteria specified above for investment grade securities and is rated below investment grade. Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by S&P and Ba or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade. The adviser will consider such an event in determining whether a Fund should continue to hold the security.

Emerging Markets Corporate Debt Fund

The Fund invests primarily in corporate debt investments that the adviser believes have the potential to provide total return from countries whose economies or bond markets are less developed (emerging markets). Under normal circumstances, the Fund invests at least 80% of its Assets in Emerging Markets Corporate Debt Investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. Shareholders will be provided with at least 60 days notice prior to changing this policy.

“Emerging Markets Corporate Debt Investments” are debt instruments issued by corporate or other business organizations located in or tied economically to an emerging market. Emerging markets currently include most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. An investment will be deemed to be tied economically to emerging markets if: (1) the issuer is organized under the laws of, or has a principal place of business in an emerging market; or (2) the principal listing of the issuer’s securities is in a market that is in an emerging market; or (3) the issuer derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or (4) the issuer has at least 50% of its assets located in an emerging market.

Some examples of Emerging Markets Corporate Debt Investments include brady bonds, corporate debt securities, commercial paper, convertible securities, inflation-linked debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments), private placements, restricted securities and other unregistered securities, structured investments including credit-linked notes (CLNs), sukuk, variable and floating instruments, when-issued securities and delayed delivery securities, and zero-coupon, pay-in-kind and deferred payment securities.

100	J.P. MORGAN INCOME FUNDS

Emerging Markets Corporate Debt Investments may include securities owned by government or quasi-government entities. Such ownership may be significant and allow such entities to control the issuer of an Emerging Markets Corporate Debt Investment. Sukuk are certificates, similar to bonds, issued by the issuer to obtain an upfront payment in exchange for an income stream to be generated by certain assets of the issuer. Sukuk are not currently used as part of the Fund’s principal investment strategy but may be used as part of the Fund’s principal investment strategy in the future.

As part of its main investment strategies, the Fund invests in Emerging Markets Corporate Debt Investments structured as corporate bonds and debt securities, private placements, restricted securities, and variable and floating rate instruments. The Fund invests mainly in U.S. dollar denominated Emerging Markets Corporate Debt Investments but may, to a lesser extent, invest in non-dollar denominated investments in securities. In addition to its investments in Emerging Markets Corporate Debt Investments, the Fund may invest in sovereign debt securities, obligations of supranational agencies and foreign municipal securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities.

The Fund’s investments may be of any maturity. Under normal circumstances, the Fund will invest no more than 65% of its total assets in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent. Such securities may include so called “distressed debt.” “Distressed debt” includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and forwards including non-deliverable forwards. The Fund may also use such derivatives to seek to increase income or gain to the Fund and as part of the risk management process. Generally, the Fund uses futures including treasury futures and credit default swaps for hedging and to manage duration. In addition, the Fund uses foreign currency derivatives including forward foreign currency contracts to establish or adjust the Fund’s currency exposure and to manage currency risk. The Fund may use derivatives to hedge non-dollar investments back to the U.S. dollar but may not always do so.

In deciding to buy and sell securities and investments for the Fund, the adviser combines top down macro-economic research with bottom up fundamental credit and country analysis. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments based on quantitative assessment of an issuer’s cashflows, debt structure, debt ratios and profitability and a qualitative assessment of how each issuer will perform relative to other issuers in the region. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes that there is better relative value available in the market in securities of comparable quality or when the adviser believes the issuer’s credit quality will deteriorate materially.

Additional Investment Strategies

Although not part of its principal investment strategy, the Fund may invest in common stock, common stock warrants and rights, and a wide variety of debt instruments including brady bonds, commercial paper, convertible securities, inflation-linked debt securities, when-issued securities and delayed delivery securities, structured investments including CLNs, mortgage-backed securities and zero-coupon, pay-in-kind and deferred payment securities.

Emerging Markets Debt Fund

Under normal circumstances, the Fund invests at least 80% of the value of its Assets in emerging market debt investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. The Fund invests in sovereign debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities, and supranational agencies. The Fund may also invest in debt securities issued or guaranteed by foreign corporations and foreign financial institutions.

The Fund may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (Mortgage TBAs). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. Mortgage TBAs currently are not used as part of the Fund’s principal investment strategy. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is announced 48 hours before the settlement date.

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The Fund may sell mortgage TBAs short which does not involve borrowing a security. The Fund may also engage in short selling in which it must borrow a security it wants to sell short. These types of short selling are not currently principal investment strategies of the Fund.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and foreign currency derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of such derivatives, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

In making investment decisions for the Fund, the adviser establishes overweight and underweight positions versus the J.P. Morgan Emerging Markets Bond Index Global Diversified based on weighted spread duration. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between bonds from a specific sector or country and U.S. Treasury securities. Generally, the prices of a bond from a specific sector or country of bonds will increase when spreads tighten and decrease when spreads widen. The adviser uses top down macroeconomic research to assess the general market conditions that may cause spreads to tighten or widen in the countries and sectors where the Fund invests. Based on this top down research, the adviser establishes overweight positions in countries and sectors that it believes are more likely to benefit from tightening spreads and underweight positions in countries and sectors that it believes are more likely to be negatively impacted by widening spreads, a process that is referred to as weighted spread duration.

To implement these overweight and underweight positions, the adviser uses bottom up fundamental research to evaluate the relative attractiveness of the individual securities in each country and sector. The adviser is value oriented and this bottom up fundamental research is based on a quantitative assessment of an issuer’s cash flows, debt structure, debt ratios and profitability and a qualitative assessment of how each issuer will perform relative to other issuers in the country or sector. Generally, the adviser will sell a security when, based on the considerations described above, the adviser believes that there is better relative value available in the country or sector in securities of comparable quality, or when the adviser believes the issuer’s credit quality will deteriorate materially.

Government Bond Fund

The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities and related to securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. The Fund may also invest in securities which are guaranteed by the U.S. government and its agencies and instrumentalities so long as such securities are backed by the full faith and credit of the United States.

The Fund mainly invests in government bonds as defined below with intermediate to long remaining maturities. These include mortgage-backed securities, including those issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion.

Under normal circumstances, the Fund will invest at least 80% of its Assets in government bonds including bonds issued or guaranteed by the U.S. government and its agencies and instrumentalities. The Fund will provide shareholders at least 60 days prior notice of any change of this policy. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund will provide shareholders at least 60 days prior notice of any change of this policy. For purposes of the Fund’s policy to invest at least 80% of its assets in government bonds under normal circumstances, a “government bond” is a debt instrument with a maturity of 90 days or more at the time of its issuance and with principal and interest guaranteed by the U.S. government and its agencies and instrumentalities, as well as stripped government securities and mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, and collateralized mortgage obligations. Ordinarily, such bonds will have principal and interest guaranteed by the U.S. government or its agencies and instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.

The Fund’s average weighted maturity will ordinarily range between three and 15 years, taking into account expected prepayment of principal on certain investments. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).

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The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments which have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps in connection with its principal strategies in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.

The Fund may engage in securities lending.

High Yield Fund

Under normal circumstances, the Fund invests at least 80% of its Assets in bonds, other debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments) and preferred stocks that are rated below investment grade or unrated. The Fund will provide shareholders at least 60 days prior notice of any change of this policy. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.

Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund’s average weighted maturity ordinarily will range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes. The Fund may have a longer or shorter average weighted maturity under certain market conditions.

The Fund may invest no more than 30% of its net assets in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.

The Fund may invest up to 100% of the Fund’s total assets in below investment grade or unrated securities. Such securities are also known as “junk bonds,” “high yield bonds” and “non- investment grade bonds.” Such securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, government or its agencies and instrumentalities.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options and swaps to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in swaps structured as credit default swaps related to individual Loans or other securities or indexes of Loans or other securities to gain exposure to such Loans and other securities, to mitigate risk exposure or to manage cash flow needs.

Although the Fund predominantly invests in debt securities and income producing securities, it may also invest in common stock from time to time. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security.

The Fund may engage in securities lending.

Income Fund

The Fund has broad flexibility to invest in a wide variety of debt securities and instruments of any maturity. The Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign and emerging markets. The Fund invests primarily in U.S. dollar denominated securities, although the Fund may also invest in non-dollar denominated securities. The Fund currently anticipates that it will invest no more than 10% of its total assets in non-dollar denominated securities, although, from time to time, the Fund may invest a greater percentage of its assets in non-dollar denominated securities to take advantage of market conditions.

In connection with managing volatility, the Fund seeks to maintain a duration of ten years or less, although, under certain

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market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than ten years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The yield curve shows the relationship between yields and maturity dates for a set of similar bonds.

Although the Fund has the flexibility to invest above 65% of its total assets in investments that are rated below investment grade (also known as junk bonds or high yield securities) or the unrated equivalent to take advantage of market opportunities, under normal market conditions the Fund invests at least 35% of its total assets in investments that, at the time of purchase, are rated investment grade or better.

Below investment grade securities may include so-called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.

A significant portion of the Fund’s assets may be invested in asset-backed securities, mortgage-related securities and mortgage-backed securities. Such securities may be structured as CMOs and stripped mortgage-backed securities, including those structured such that payments consist of IO, PO or principal and interest. The Fund also may invest in inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. The Fund may also invest in structured investments and ARMs. The Fund may invest a significant amount of its assets in sub-prime mortgage-related securities.

The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued by Ginnie Mae, Fannie Mae and Freddie Mac. The Fund may also invest in custodial receipts.

The Fund may also invest in mortgage pass-through securities including securities eligible to be sold on the “to-be-announced” or TBA market (mortgage TBAs). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is announced 48 hours before the settlement date.

The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short. This strategy does not involve borrowing a security.

The Fund may invest in inflation-linked debt securities including fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as TIPS. Unlike conventional bonds, the principal and interest payments of TIPS are adjusted periodically to the CPI-U. The Fund may also invest in inflation-linked debt securities issued by other entities such as corporations, foreign governments and foreign issuers. The Fund may invest in Loans and Unfunded Commitments. The Loans in which the Fund may invest will typically consist of senior floating rate loans, but may also include secured and unsecured loans, second lien loans or more junior and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.

The Fund may also invest in convertible securities and preferred stock that the adviser believes will produce income or generate return. The Fund also may use bank obligations, commercial paper, corporate debt securities, custodial receipts, inverse floating rate instruments, municipal securities, private placements, restricted securities and other unregistered securities, REITs, short-term funding agreements, when-issued securities, delayed delivery securities and forward commitments, and zero-coupon, pay-in-kind and deferred payment securities. The securities in which the Fund invests may include debt securities issued by governments and their agencies, supranational organizations, corporations, and banks.

The Fund has flexibility to utilize derivatives and at times, use of such derivatives may be a principal strategy. Derivatives are instruments that have a value based on another instrument, exchange rate or index. Derivatives will be used primarily for hedging, including duration hedging, but may also be used as substitutes for securities in which the Fund can invest. Such derivatives may include futures contracts, options, swaps including interest rate and credit default swaps, and forward contracts. The Fund may also use derivatives for other hedging purposes (e.g., decreasing or increasing exposure to certain securities), to increase income and gain to the Fund, as part of its risk management process by establishing or adjusting exposure to particular securities, markets or currencies and/or to manage cash flows. The Fund may be both a buyer and a seller of credit default swaps.

As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s assets may be invested in cash and cash equivalents.

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In buying and selling investments for the Fund, the adviser uses a flexible, opportunistic approach that combines strategy and sector rotation (asset allocation). Strategy rotation refers to the shifting of investment among the multiple debt markets in which the Fund may invest. Sector rotation refers to the shifting of investments from one or more sectors (for example, high yield) into one or more other sectors (for example, emerging markets). For each strategy/sector, dedicated specialists provide security research and recommendations to the lead portfolio managers. Buy and sell decisions are based on fundamental, quantitative and technical analysis, including the expected potential to generate income. As part of its risk management strategy, the adviser typically will invest in multiple strategies/sectors, but, as part of the Fund’s opportunistic strategy, the adviser has flexibility to invest in a single or small number of strategies/sectors from time to time. Due to the Fund’s flexible asset allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments. Generally, the adviser will sell a security when, based on fundamental, quantitative and technical analysis and the considerations described above, the adviser believes the issuer’s credit quality will deteriorate materially or when the adviser believes that there is better relative value available in the market in securities of comparable quality.

Credit Quality. The Fund may invest in investment grade securities or the unrated equivalent and below investment grade securities (also known as junk bonds). Investment grade securities carry a minimum rating of Baa3, BBB–, or BBB– by at least one of Moody’s Investors Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or are unrated but deemed by the adviser to be of comparable quality. A “junk bond” is a debt security that is rated below investment grade. Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB+ or lower by S&P and Ba1 or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade. The adviser will consider such an event in determining whether the Fund should continue to hold such a security.

Additional Investment Strategies

Although the Fund predominantly invests in debt securities and income producing securities, it may also invest in common stock from time to time. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security.

Inflation Managed Bond Fund

The Fund is designed to protect the total return generated by its core fixed income holdings from inflation risk. As used in the Fund’s goal, “total return” includes income and capital appreciation. The Fund is not able to and does not seek to achieve its objective primarily through investments in inflation-protected fixed income securities. Instead, because of the limited supply of certain inflation-protected fixed income securities, the Fund synthetically creates inflation protection by investing in a combination of conventional (i.e., non-inflation-protected) fixed income securities and CPI-U swaps. The swaps are structured so that one counterparty agrees to pay the cumulative percentage change in the CPI-U over the duration of the swap. The other counterparty (the Fund) pays a compounded fixed rate (zero-coupon inflation-swap rate), which is based on the “breakeven inflation rate,” calculated as the yield difference between a nominal U.S. Treasury security and a TIPS of equal maturity. This strategy is intended to create the equivalent of a portfolio of inflation-protected securities.

Secondarily, the Fund may purchase other investments including inflation-protected fixed income securities such as TIPS.

Under normal circumstances, the Fund will invest at least 80% of its Assets in bonds. The Fund will provide shareholders at least 60 days prior notice of any change in this policy. “Assets” means net assets plus the amount of borrowings for investment purposes. A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Bonds may be issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality. Bonds also include securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued by or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities and collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.

Limited Duration Bond Fund

The Fund mainly invests in mortgage-backed securities, asset-backed securities, mortgage-related securities, adjustable rate

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mortgages, money market instruments, and structured investments. These investments may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, and mortgage pass-through securities. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.

Under normal circumstances, the Fund will invest at least 80% of its Assets in bonds. “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund will provide shareholders with at least 60 days notice of a change in the policy to invest at least 80% of its Assets in bonds. For purposes of the Fund’s policy to invest 80% of its assets in bonds under normal circumstances, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.

The Fund seeks to maintain a duration of three years or less, although, under certain market conditions, such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a “duration of three years” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Information concerning the Fund’s duration can be found at www.jpmorganfunds.com.

The Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans. These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities such as Ginnie Mae, Fannie Mae or Freddie Mac. However, the Fund may also purchase mortgage-backed securities and asset-backed securities that are issued by nongovernmental entities. Such securities may or may not have private insurer guarantees of timely payments.

Securities purchased by the Fund will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The Fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. The Fund may invest up to 25% of its assets in “sub-prime” mortgage-related securities at the time of purchase.

The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments which have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps in connection with its principal strategies in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.

Mortgage-Backed Securities Fund

For purposes of the fundamental policy that at least 65% of the Fund’s total assets will consist of bonds, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.

The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities.

The Fund also may invest in other types of non-mortgage related debt securities, including U.S. government securities, asset-backed securities, taxable or tax-exempt municipal securities and corporate debt securities.

The Fund’s average weighted maturity will normally range between two and ten years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).

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The Fund may engage in securities lending.

The Fund may invest in loan participations and assignments (Loans) although the Fund does not currently use Loans as part of its principal investment strategy.

The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps from time to time to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund although the use of such derivatives is not a principal strategy of the Fund.

Real Return Fund

As part of its principal strategy, the Fund primarily invests in TIPS. Unlike conventional bonds, the principal and interest payments of TIPS are adjusted periodically to the CPI-U. Although the Fund primarily uses TIPS to implement its principal strategy, the Fund may invest up to 15% of its total assets in non-dollar denominated inflation-linked debt securities issued or guaranteed by foreign governments and foreign governmental entities as part of its principal strategy. The Fund seeks to hedge its non-dollar investments back to the U.S. dollar, but may not always be able to do so. Although not currently part of its principal investment strategy, the Fund has the flexibility to invest in other inflation-linked debt securities and instruments issued by entities such as other agencies and instrumentalities of the U.S. government, corporations, and securities denominated in foreign currencies of emerging markets and may invest up to 10% of the Fund’s total assets in securities rated below investment grade (junk bonds) or the unrated equivalent. In addition, the Fund in the future may use non-inflation linked government bonds, global government securities, mortgage-backed securities such as stripped mortgage-backed securities including those structured as interest only and principal only securities, asset-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, corporate bonds, dollar-denominated foreign securities, non-dollar denominated securities, commodity related instruments and real estate securities.

The adviser buys and sells TIPS and other investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual investments that it believes will perform well over market and inflationary cycles. The adviser makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, duration, anticipated inflation and yield curve considerations.

Short Duration Bond Fund

As part of its main investment strategy, the Fund may principally invest in U.S. treasury obligations, U.S. government agency securities, corporate bonds, asset-backed securities, mortgage-backed securities, mortgage-related securities, and structured instruments. These investments may be structured as collateralized mortgage obligations (agency and non-agency), commercial mortgage-backed securities and mortgage pass-through securities. U.S. government agency securities may be issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac.

Under normal circumstances, the Fund invests at least 80% of its Assets in bonds. The Fund will provide shareholders at least 60 days prior notice of any change of this policy. For purposes of the Fund’s policy to invest 80% of its Assets in bonds under normal circumstances, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.

The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Consistent with the Fund’s short duration strategy, the Fund’s effective average weighted maturity ordinarily will be three years or less taking into account expected amortization and prepayment of principal on certain investments.

Up to 20% of the Fund’s net assets may be invested in preferred stock.

The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

The Fund may engage in securities lending.

The Fund may invest in loan participations and assignments (Loans) although the Fund does not currently use Loans as part of its principal investment strategy.

The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile

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market conditions. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps from time to time to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund, although the use of such derivatives is not a principal strategy of the Fund.

Short Duration High Yield Fund

The Fund invests in all types of high yield, high risk debt securities. The Fund also may invest in preferred stock, common stock and loan participations and assignments and commitments to purchase loan assignments.

Under normal circumstances, the Fund invests at least 80% of its Assets in high yield securities. The Fund will provide shareholders with at least 60 days prior notice of any change in this policy. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. A “high yield security” means the security is rated below investment grade or unrated at the time of purchase, but that the adviser believes to be of comparable quality. Such securities are also referred to as “junk bonds” or “below investment grade bonds.” Some examples of high yield securities include bonds, other debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments), convertible securities, and preferred stocks that are rated below investment grade or unrated. Such securities may be issued by small capitalization companies (e.g., companies with market capitalizations of under 2.6 billion or that are included in small cap market indices).

The Fund may invest up to 100% of the Fund’s total assets in below investment grade securities or unrated securities that the adviser deems to be of equivalent quality. Such securities may include so called “distressed debt.” “Distressed debt” includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. As part of its principal investment strategy, the Fund invests in debt securities structured as corporate debt securities, private placements, restricted securities, and other unregistered securities, variable and floating rate instruments, when-issued securities, delayed delivery securities and forward commitments, zero-coupon, pay-in-kind and deferred payment securities.

The Fund’s investments in Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.

The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

The Fund generally invests in securities issued in U.S. dollars, including U.S. dollar denominated securities of foreign issuers in developed and emerging markets. Up to 20% of the Fund’s total assets may be invested in non-dollar denominated securities. Generally, the Fund attempts to minimize currency exposure to foreign and emerging markets through hedging.

Although the Fund predominantly invests in debt securities and income producing securities, it may also invest in common stock from time to time. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and foreign currency transactions in the management of portfolio investments. The Fund may also use such derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may use swaps structured as credit default swaps related to individual bonds or other securities or indexes of bonds or securities to mitigate risk exposure and manage cash flow needs. The Fund may be both a buyer and a seller of credit default swaps. In addition, the Fund may use currency derivatives to hedge non-dollar investments back to the U.S. dollar.

The adviser focuses on value in buying and selling securities for the Fund by looking at individual securities against the context of broader market factors. For each issuer, the adviser performs an in-depth analysis of the issuer including business prospects, management, capital requirements, capital structure, enterprise value and security structure and covenants. In addition, the adviser monitors investments on an

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ongoing basis by staying abreast of positive and negative credit developments expediting the review of the Fund’s investments that are considered to be the most risky. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes the issuer’s credit quality will deteriorate materially or when the adviser believes that there is better relative value available in the market in securities of comparable quality.

Although not part of its principal investment strategy, the Fund may invest in passively managed or index exchange traded funds (ETFs), master limited partnerships (MLPs), real estate investment trusts (REITs), structured investments including credit linked notes (CLNs) and collateralized debt obligations (CDOs), and a wide variety of debt instruments including convertible securities, inflation-linked debt securities, mortgage-backed securities, municipal securities, trust preferreds, and U.S. Government securities. The Fund may also use other types of derivatives including options on U.S. equities, bonds and indexes of stocks or bonds.

Credit Quality. The Fund may invest up to 100% of its total assets in below investment grade securities (also known as junk bonds). Investment grade securities carry a minimum rating of Baa3, BBB–, or BBB– by Moody’s, S&P or Fitch, respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or are unrated but deemed by the adviser to be of comparable quality. A “junk bond” is a debt security that is rated below investment grade. Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by S&P and Ba or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade. The adviser will consider such an event in determining whether a Fund should continue to hold the security.

Strategic Income Opportunities Fund

The Fund may invest up to 100% of its total assets in securities that are rated below investment grade (junk bonds) Securities rated below investment grade may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. Although the Fund may invest up to 100% of its total assets in junk bonds if deemed advantageous by the adviser given current market conditions at the time of investment, the Fund will generally invest at least 25% of the Fund’s total assets in securities that, at the time of purchase, are rated investment grade or better or the unrated equivalent.

The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of derivatives including forward foreign currency contracts, but may not always do so. In addition to hedging non-dollar investments, the Fund may also use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Fund may also invest in asset-backed securities and structured investments.

The Fund may invest in a broad variety of securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac.

The Fund may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (Mortgage TBAs). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is announced 48 hours before the settlement date.

The Fund may sell mortgage TBAs short as part of its principal investment strategy which does not involve borrowing a security. The Fund also may engage in short selling in which it must borrow a security it wants to sell short. This second type of short selling is not currently a principal investment strategy of the Fund.

The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. The Fund may also originate

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loans, in which the Fund would lend money directly to an obligor by investing in limited liability companies or corporations that make loans directly to obligors.

The Fund may invest in ETFs in order to gain exposure to particular foreign markets or asset classes. The ETFs in which the Fund will invest are registered investment companies that seek to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries. Ordinarily, the Fund must limit its investments in any single ETF to 5% of its total assets and in all ETFs and other investment companies to 10% of its total assets. However, the SEC has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations. If the Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs, although ordinarily the Fund will limit its investments to no more than 10% of its total assets in a single ETF.

The Fund may invest in common shares or preferred shares of unaffiliated closed-end funds. The Fund will limit its investments in a single closed-end fund to 5% of its total assets and in all registered investment companies including closed-end funds (other than money market funds) to 10% of its total assets.

Additional Investment Strategies

In addition to the investment strategies discussed above, the Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. The Fund may invest in debt instruments or equity securities structured as event-driven, event-linked or insurance-linked notes or catastrophe bonds (collectively, “catastrophe bonds”) and related instruments such as insurance side cards (collectively with catastrophe bonds “Insurance-Linked Securities”).

The use of CPI-U swaps and Insurance-Linked Securities are not principal investment strategies of the Fund.

Total Return Fund

The Fund has wide latitude to invest in all types of debt securities that the adviser believes have the potential to provide a high total return over time. As part of its principal investment strategy, the Fund may invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, asset-backed, mortgage-related and mortgage-backed securities and structured investments. Mortgage-related and mortgage-backed securities may be structured as adjustable rate mortgage loans, collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, and mortgage pass-through securities including mortgage TBAs. These securities may be of any maturity.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses derivatives structured as futures, options, swaps and price locks to help manage duration, sector and yield curve exposure and credit and spread volatility. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve” Swaps may be structured as credit default swaps (CDSs) on individual securities, a basket or index of securities, interest rate swaps, total return swaps and price lock swaps. The Fund uses CDSs to initiate long exposures (overweights) in areas of the market that the adviser believes are attractively valued and short positions (underweights) in areas that the adviser believes are not attractive from a valuation perspective. In certain market environments, the Fund may use interest rate swaps and futures contracts to help protect its portfolio from interest rate risk. The Fund may also utilize foreign currency transactions including currency options and forward foreign currency contracts to hedge non-dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies.

Up to 35% of the Fund’s total assets may be invested in foreign securities, including emerging markets debt securities and debt securities denominated in foreign currencies. Investments may be issued or guaranteed by a wide variety of entities including governments and their agencies and instrumentalities, corporations, financial institutions and supranational organizations. The Fund typically will seek to hedge approximately 70% of its non-dollar investments back to the U.S. dollar, through the use of derivatives including forward foreign currency contracts, but may not always do so.

Under normal circumstances, 65% of the Fund’s net assets will be invested in securities that, at the time of purchase, are rated investment grade (or the unrated equivalent). Up to 35% of the Fund’s net assets may be invested in securities rated below investment grade (junk bonds) including so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. The Fund may also invest in securities that are unrated but are deemed by the adviser to be of comparable quality. The Fund may also invest in securities that are unrated but are deemed by the adviser to be of comparable quality.

The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in adjustable rate mortgage loans, collateralized mortgage

110	J.P. MORGAN INCOME FUNDS

obligations and principal-only and interest-only stripped mortgage-backed securities. The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers.

The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. The Fund may also invest in inflation-linked debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities such as TIPS or issued by other entities such as corporations, foreign governments and other foreign issuers.

The Fund may invest in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans, but may also include secured and unsecured loans, second lien loans or more junior and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.

The Fund may invest any portion of its total assets in cash and cash equivalents. See Temporary Defensive and Cash Positions for a definition of “Cash Equivalents.”

The Fund may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (Mortgage TBAs). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is announced 48 hours before the settlement date.

The Fund may sell mortgage TBAs short as part of its principal investment strategy which does not involve borrowing a security. The Fund may also engage in short selling in which it must borrow a security it wants to sell short. This second type of short selling is not currently a principal investment strategy of the Fund.

In addition to the investment strategies discussed above, the Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. The Fund may invest in debt instruments or equity securities structured as event-driven, event-linked or insurance-linked notes or catastrophe bonds (collectively, “catastrophe bonds”) and related instruments such as insurance side cards (collectively with catastrophe bonds “Insurance-Linked Securities”). The use of CPI-U swaps and Insurance-Linked Securities are not principal investment strategies of the Fund.

The Fund may also invest in equity securities. The use of equity securities is not a principal strategy of the Fund.

Additional Investment Strategies

The Fund may invest in common shares or preferred shares of unaffiliated closed-end funds. The Fund will limit its investments in a single closed-end fund to 5% of its total assets and in all registered investment companies including closed-end funds (other than money market funds) to 10% of its total assets. The use of closed end funds is not considered to be a principal investment strategy of the Fund.

Treasury & Agency Fund

The Fund’s main investment strategy is to invest in U.S. Treasury and U.S. agency obligations which include U.S. Treasury bills, notes, agency debentures, repurchase agreements and obligations issued or guaranteed by U.S. government agencies and instrumentalities.

Under normal circumstances, the Fund will invest at least 80% of its Assets in treasury and agency obligations. For the purpose of this policy, “Assets” means net assets plus the amount of borrowing for investment purposes. For purposes of the Fund’s policy to invest 80% of its Assets in treasury and agency obligations under normal circumstances, “treasury and agency obligations” include U.S. treasury bills, notes and other obligations issued or guaranteed by U.S. government agencies and instrumentalities, including STRIPS, CUBES and TIPS.

The Fund’s investments in U.S. Treasury and U.S. agency obligations include fixed income securities, mortgage-backed and mortgage-related securities, and inflation-linked securities, including fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities. Such securities may be structured as STRIPS, CUBES and TIPS. The Fund also invests in J.P. Morgan money market funds that invest only in the types of securities that the Fund could buy directly. The Fund also may invest in government mortgage-backed securities and government adjustable rate mortgage loans known as ARMs.

Normally, the Fund’s average weighted maturity will range between two and five years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).

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Unlike conventional bonds, the principal and interest payments of TIPS are adjusted periodically to the Non-Seasonally Adjusted Consumer Price Index for All Urban Consumers (CPI-U).

The Fund may engage in securities lending.

Unconstrained Debt Fund

The Fund seeks to achieve its investment objective by investing opportunistically across different markets and sectors, based on the portfolio management team’s view of the markets and sectors. The Fund’s approach is flexible and it is not managed to or constrained by a benchmark. This allows the Fund to shift its allocations based on changing market conditions which may result in investing in a few or multiple markets and sectors. Total return in the Fund’s objective includes both current income and capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its Assets in debt investments. Debt investments include loan assignments and participations (Loans), commitments to purchase Loans, convertible securities, bonds, and all other types of debt securities and debt instruments. Debt investments also include money market investment companies. “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund will provide shareholders at least 60 days notice of a change in the policy to invest at least 80% of its Assets in debt investments.

The Fund may invest in loan assignments and participations (Loans), and commitments to purchase loan assignments (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.

As part of its principal investment strategy, the Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign markets including emerging markets.

Emerging markets currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. A security will deemed to be an emerging markets security if: (1) the issuer is organized under the laws of, or has a principal place of business in an emerging market; or (2) the principal listing of the issuer’s securities is in a market that is in an emerging market; or (3) the issuer derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or (4) the issuer has at least 50% of its assets located in an emerging market.

The Fund may invest in preferred shares and convertible securities as part of its principal investment strategies. Although not part of its principal investment strategy, the Fund may acquire common stock directly or in connection with the conversion of convertible securities or in connection with the reorganization and restructuring of an issuer. Ordinarily, the Fund will invest no more than 25% of its total assets in preferred shares, common stock, and convertible securities.

The Fund may sell mortgage TBAs short as part of its principal investment strategy which does not involve borrowing a security. The Fund may also engage in short selling in which it must borrow a security it wants to sell short. This second type of short selling is not currently a principal investment strategy of the Fund.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use fixed income, currency and credit derivatives. Such derivatives may include futures contracts, options, swaps including credit default swaps, and forward contracts. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of derivatives including forward foreign currency contracts and other foreign currency transactions, but may not always do so. In addition to hedging non-dollar investments, the Fund may also use such derivatives for other hedging purposes (e.g., decreasing exposure to certain securities), to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

In addition to the investment strategies discussed above, the Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. The use of CPI-U swaps is not a principal investment strategy of the Fund.

FUNDAMENTAL POLICIES
A Fund’s investment strategy may involve “fundamental policies.” A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for the Limited Duration Bond Fund, Treasury & Agency Fund, Short Duration Bond Fund, Core Bond Fund, Core Plus Bond Fund, Mortgage-Backed Securities Fund, Government Bond Fund, and High Yield Fund are fundamental. The investment objective for the remaining Funds can be changed without the consent of a majority of the outstanding shares of that Fund. Any other fundamental policies are specifically identified as such in the prospectus and the Statement of Additional Information.

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INVESTMENT RISKS

There can be no assurance that the Funds will achieve their investment objectives.

The main risks associated with investing in the Funds are summarized in “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

The following risks are principal risks of each Fund that utilizes the types of investments and/or strategies to which such risks relate as a principal investment strategy or except as otherwise indicated. The principal investment strategies of each Fund are identified in the Risk/Return Summary.

Please note that the Funds also may use strategies that are not described in this section, but which are described in the “Investment Practices” and “Risk and Reward Elements for the Funds” sections later in the prospectus and in the Statement of Additional Information.

MAIN RISKS

General Market Risk. Economies and financial markets through the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. Some of the Funds invest in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. The Funds may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly or as much as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. There is a risk that issuers and/or counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s or counterparty’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Funds, except the Government Bond Fund and the Treasury & Agency Fund, may invest in securities that are rated in the lowest investment grade category. Such securities also are considered to have speculative characteristics similar to high yield securities, and issuers or counterparties of such securities are more vulnerable to changes in economic conditions than issuers or counterparties of higher grade securities. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Asset-backed, mortgage-related and mortgage-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase or decrease a fund’s yield and the income available for distribution by a Fund. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of declining interest rates, a Fund may be subject to extension risk, and may receive principal later than expected. In periods of rising interest rates, a Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

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Certain Funds may invest in CMOs. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which a Fund invests may be more volatile and may be subject to higher risk of non-payment.

The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.

Inverse Floater Risk. Inverse floaters and inverse IOs are debt securities structured with interest rates that reset in the opposite direction from the market rate to which the security is indexed. Generally, interest rates on these securities vary inversely with a short-term floating rate (which may be reset periodically). They are more volatile and more sensitive to interest rate changes than other types of debt securities. Interest rates on inverse floaters and inverse IOs will decrease when the rate to which they are indexed increases, and will increase when the rate to which they are indexed decreases. In response to changes in market interest rates or other market conditions, the value of an inverse floater or inverse IO may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the adviser, a Fund could lose all or substantially all of its investment in inverse IOs.

Except for the Core Bond Fund and Mortgage-Backed Securities Fund, Inverse Floater Risk is not currently a main risk of the Funds.

Derivatives Risk. Certain Funds may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives expose a Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations, (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss.

Certain of the Fund’s transactions in futures, swaps, foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose a Fund to risks of mispricing or improper valuations.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund cannot assure you that the use of leverage will result in a higher return on your investment, and using leverage could result in a net loss on your investment. Registered investment companies such as the Fund are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

In addition to the risks associated with derivatives in general, the Fund will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. The Fund will segregate or earmark liquid assets at its custodian bank in an amount sufficient to cover its obligations under swap agreements.

Currently, Derivatives Risk is not a principal risk of the Short Duration Bond Fund, the Core Bond Fund, the Treasury & Agency Fund, or the Mortgage-Backed Securities Fund.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market

114	J.P. MORGAN INCOME FUNDS

value of, and is more sensitive to changes in interest rates and credit quality than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year even though the holder receives no interest payments on the note during the year. A Fund must distribute substantially all of its net income (including non-cash income attributable to zero-coupon securities) to its share holders each year to maintain its status as a registered investment company and to eliminate tax at the Fund level. Accordingly, such accrued discount must be taken into account in determining the amount of taxable distributions to shareholders. A Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy such distribution requirements. These actions may reduce the assets to which a Fund’s expenses could otherwise be allocated and may reduce a Fund’s rate of return.

Currently, Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk is not a principal risk of the Emerging Markets Corporate Debt Fund.

Foreign Securities and Emerging Markets Risk. Certain Funds may invest in securities of foreign issuers denominated in non-U.S. currencies. An investment in a Fund is subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect the Fund’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden and sometimes substantial fluctuations in the value of your investments. A Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes and/or taxes, which would decrease the Fund’s yield on those securities.

Foreign Issuer Risk. Some of the Funds invest in U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of for issuers. Although, these securities are not subject to all of the risks summarized in “Foreign Securities and Emerging Markets Risk”, they may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issuers facing issuers in such foreign countries.

Government Securities Risk. Certain Funds invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero-coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

High Yield Securities Risk. Some of the Funds may invest in high yield, high risk securities (also known as junk bonds) which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less credit-worthy or financially distressed. Non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund’s investments and the Fund’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to

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greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. As a result, certain Funds are intended for investors who are able and willing to assume a high degree of risk.

As part of its high yield strategy, a Fund may invest in debt securities of smaller, newer companies. The Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, the changes in value of their debt securities may be more sudden or erratic than in large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Inflation-Linked and Inflation-Protected Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. A Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the CPI-U or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.

Currently, Inflation-Linked and Inflation-Protected Securities Risk is not a principal risk of the Emerging Markets Corporate Debt Fund.

Currency Risk. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of the

Fund’s shares. Generally, when the value of the U.S. dollar rises relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Currently, Currency Risk is not a principal risk of the Emerging Markets Corporate Debt Fund.

Securities Lending Risk. Some of the Funds may engage in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Loan Risk. Some of the Funds may invest in Loans including Loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Credit Risk,” “High Yield Securities Risk,” and “Foreign Securities and Emerging Markets Risk.” Although certain Loans are secured by collateral, a Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Although each Fund limits its investments in illiquid securities to no more than 15% of the Fund’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid.

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No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to a Fund. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Because some Loans that a Fund invests in may have a more limited secondary market, liquidity risk is more pronounced for a Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about a Fund’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, a Fund may be more dependent upon the analytical ability of its adviser.

When a Fund acquires a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower. As a result, the Fund assumes the credit risk of the seller of the loan participation and any other parties interpositioned between the Fund and the borrower. Under a loan participation, a Fund may have no direct rights to enforce the terms of the loan against the borrower. A Fund may not benefit directly from the collateral supporting the load in which it has purchased the loan participations or assignments.

Affiliates of the adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the adviser’s affiliates in the Loan market may restrict the Fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired. Also, because the adviser may wish to invest in the publicly traded securities of an obligor, it may not have access to material non-public information regarding the obligor to which other investors have access. A Fund will not have direct recourse against the issuer of a loan participation.

Loans are subject to prepayment risks. Gains and losses associated with prepayments will increase or decrease a Fund’s yield and the income available for distribution by a Fund. When Loans are prepaid, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Transactions Risk. A Fund could experience a loss when selling securities to meet redemption requests by shareholders and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund wishes to or is required to sell are illiquid. A Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as a Fund, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Volcker Rule Risk. Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (known as the Volcker Rule) places restrictions on the activities of banking entities, including the adviser and its affiliates, and may impact the long-term viability of a Fund. Under the Volcker Rule, if the adviser or its affiliates own 25% or more of the ownership interests of a Fund outside of the permitted seeding time period, a Fund could be subject to restrictions on trading that would adversely impact a Fund’s ability to execute its investment strategy. Generally, the permitted seeding time period is one year from the implementation of a Fund’s investment strategy although the period may be extended an additional two years as permitted by the Federal Reserve in its discretion. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in a Fund at a time that is sooner than would otherwise be desirable. This may require the sale of Fund securities, which may result in losses, increased transaction costs and adverse tax consequences. In addition, the ongoing viability of a Fund may be adversely impacted by the anticipated or actual redemption of Fund shares owned by the adviser and its affiliates and could result in a Fund’s liquidation. Impacted banking entities are generally required to be in conformance with the Volcker Rule by July 21, 2015. The full impact of the Volcker Rule on a Fund is not fully known at this time.

Core Plus Bond Fund, Emerging Markets Corporate Debt Fund, High Yield Fund, Income Fund, Short Duration High Yield Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund

Interest Rate Risk. The Funds invest in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities

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with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Each Fund invests in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Core Bond Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund

Loan Risk. The Fund may invest in Loans that are investment grade. Loans are subject to a risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk” and “Credit Risk.” No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to the Fund. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about the Fund’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended settlement periods. As a result, the Fund may be more dependent upon the analytical ability of its adviser.

When the Fund acquires a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower. As a result, the Fund assumes the credit risk of the seller of the loan participation and any other parties interpositioned between the Fund and the borrower. The Fund may not benefit directly from the collateral supporting the load in which it has purchased the loan participations or assignments.

Emerging Markets Debt Fund, Real Return Fund, Strategic Income Opportunities Fund, Total Return

Fund and Unconstrained Debt Fund

Short Selling Risk. Some of the Funds may enter into short sales of certain securities and must borrow the securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell long positions at disadvantageous times to cover its short positions. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk.” A Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Core Plus Bond Fund, Corporate Bond Fund, Emerging Markets Corporate Debt Fund, High Yield Fund, Income Fund, Short Duration High Yield Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Currently, Equity Market Risk is not a principal risk of the Emerging Markets Corporate Debt Fund.

Core Plus Bond Fund, Corporate Bond Fund, Emerging Markets Corporate Debt Fund, High Yield Fund, Income Fund, Short Duration High Yield Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities. Contingent convertible securities are subject to additional risk factors. A contingent convertible security is a hybrid debt security typically issued by a non-U.S. bank that may be convertible into equity or may be written down if a pre-specified trigger event such as

118	J.P. MORGAN INCOME FUNDS

a decline in capital ratio below a prescribed threshold occurs. If such a trigger event occurs, a Fund may lose the principal amount invested on a permanent or temporary basis or the contingent convertible security may be converted to equity. Coupon payments on contingent convertible securities may be discretionary and may be cancelled by the issuer. Holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.

Currently, Convertible Securities Risk is not a principal risk of the Emerging Markets Corporate Debt Fund.

Core Plus Bond Fund, Emerging Markets Corporate Debt Fund, Emerging Markets Debt Fund, Income Fund, Real Return Fund, Short Duration High Yield Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund

Sovereign Debt Risk. A Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Currently, Sovereign Debt Risk is not a principal risk of the Unconstrained Debt Fund.

Corporate Bond Fund, Short Duration High Yield Fund, Strategic Income Opportunities Fund and Total Return Fund

Municipal Securities Risk. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal securities may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market. Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

Strategic Income Opportunities Fund and Unconstrained Debt Fund

CFTC Regulation Risk. The Funds are subject to regulation by the Commodity Futures Trading Commission (CFTC) as a “commodity pool” and the adviser is subject to regulation as a “commodity pool operator” with respect to the Funds. As a result, the Funds are subject to various CFTC requirements, including certain registration, disclosure and operational requirements. Compliance with these requirements may increase Fund expenses.

Corporate Bond Fund and Short Duration High Yield Fund

REITs Risk. Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund’s investments and your investment may decline in value in response to declines in property values or other adverse changes to the real estate market. In addition, federal and state laws may restrict the remedies that a lender of underlying REIT assets has when a borrower defaults on loans. The performance of real estate securities is also largely dependent on the organization, skill and capital funding of the managers and operators of the underlying real estate. Debt securities of REITs are subject to

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the risks of debt securities in general. For example, such securities are more sensitive to interest rates than equity securities of REITs.

MLP Risk. MLPs may trade infrequently and in limited volume and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements. Debt securities of MLPs are subject to the risks of debt securities in general. For example, such securities are more sensitive to interest rates than equity securities of MLPs.

Corporate Bond Fund

Industry Concentration Risk. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark at the time of investment, the Fund may invest up to 35% of its total assets in that industry. Concentrating Fund investments in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

Emerging Markets Debt Fund

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Income Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund

Mortgage Dollar Roll Risk. The Funds may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, a Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Corporate Bond Fund, Short Duration High Yield Fund, Strategic Income Opportunities Fund and Total Return Fund

Options Risk. There are several risks associated with transactions in options, such as exchange-listed, over-the-counter and index options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time, especially when the Fund seeks to close out an option position; as a result, it may be costly to liquidate options. There is no assurance that a liquid market will exist for any particular option contract at any particular time even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for a Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover its options positions could also be impaired. Although the Fund will attempt to enter into option transactions with creditworthy parties, the Fund may be at risk that the counterparties entering into the option transaction will not fulfill their obligations, particularly when the Fund utilizes over-the-counter options. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying investment.

Corporate Bond Fund, Strategic Income Opportunities Fund and Total Return Fund

Investment Company and ETF Risk. The Fund may invest in shares of other investment companies, including common shares and preferred shares of closed-end funds. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. The price movement of an ETF may not track the underlying index and may result in a loss. To the extent that the Fund invests in auction rate preferred shares of closed-end funds, such securities are subject to additional risks. Since February 2008, numerous auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time. There may not be a liquid market for the Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.

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Strategic Income Opportunities Fund and Total Return Fund

Strategy Risk. The Fund may use relative value and other strategies that combine derivatives and/or securities to manage duration, sector and yield curve exposure and credit and spread volatility. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. Relative value strategies involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under “Derivatives Risk”

Treasury & Agency Fund

Tax Risk. Although the Fund focuses on issues that produce income exempt from state income taxes, the Fund may invest in securities whose interest is subject to state and local income taxes, such as securities guaranteed by the FDIC under its TLGP or securities issued under similar programs in the future. Consult your tax professional for more information.

Corporate Bond Fund, High Yield Fund, Income Fund and Short Duration High Yield Fund

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Core Plus Bond Fund, Inflation Managed Bond Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund

CPI-U Strategy Risk. The Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities. There is no guarantee that such strategy will be effective in protecting the return from such securities from inflation risks. In addition, CPI-U swaps are subject to “Derivatives Risk.”

CPI-U Strategy Risk is not a principal risk of the Funds, except for the Inflation Managed Bond Fund.

Emerging Markets Corporate Debt Fund, Emerging Markets Debt Fund, Income Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund

High Portfolio Turnover Risk. A Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Emerging Markets Corporate Debt Fund and Income Fund

European Market Risk. A Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental action to reduce budget deficits, the resource self sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Economic and Monetary Union. In addition, if one or more countries were to abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Emerging Markets Corporate Debt Fund

Foreign Municipal Securities Risk. The risk of a foreign municipal security generally depends on the financial and credit status of the issuer, which in turn will depend on the local economic, regulatory, political and other factors and conditions. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the applicable legislature or municipality authorizes money for that purpose. In addition, the issuer of the obligations may be unable or unwilling to make interest and principal payments when due. These securities are also subject to foreign and emerging markets risks based on the location of the issuer.

Corporate Bond Fund and Income Fund

Equity Market Risk. The Fund’s investments in preferred shares and convertible securities are subject to equity market risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to

JULY 1, 2015	121

More About the Funds (continued)

“stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Preferred Stock Risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Because preferred stocks generally pay dividends only after the issuing company makes required payments to holders of its bonds and other debt, the value of preferred stocks generally is more sensitive than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock also may be subject to optional or mandatory redemption provisions. Preferred Stock Risk is not a principal risk of the Corporate Bond Fund.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

In addition, certain of the companies in which the Fund intends to invest may have developed or commenced development on properties and may develop additional properties in the future. Real estate development involves significant risks in addition to those involved in the ownership and operation of established properties, including the risks that financing, if needed, may not be available on favorable terms for development projects, that construction may not be completed on schedule (resulting in increased debt service expense and construction costs), that estimates of the costs of construction may prove to be inaccurate and that properties may not be leased, rented or operated on profitable terms and therefore will fail to perform in accordance with expectations. As a result, the value of the Fund’s investment may decrease in value.

Additional Risks

Emerging Market Corporate Debt Fund

CLN Risk. CLNs are synthetic instruments that are subject to the counterparty risk described above under “Credit Risk.” In the event of a default, the Fund does not have a right in the underlying reference debt obligation. Generally, payments under the CLN are conditioned on the CLN’s receipt of payments from, and the CLN’s potential obligations, to the counterparties to the derivative instruments and other securities in which the CLN invests. If a default were to occur, the stream of payments may stop and the CLN would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive as an investor in the CLN.

Mortgage-Backed Securities Risk. The Fund may invest in mortgage-backed securities that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as Interest-Only (IOs) and Principal-Only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Strategic Income Opportunities Fund and Total Return Fund

Insurance-Linked Securities Risk. The Funds may invest in insurance-linked securities. Gains or losses on insurance based

122	J.P. MORGAN INCOME FUNDS

instruments are tied to specific types of insurance risk including, but not limited to, fire, hurricanes, earthquakes, windstorms, extreme temperature conditions, tsunamis, and floods. The type, frequency and severity of catastrophic events are difficult to predict or model, and thus the expected return on an investment with respect to such instruments is difficult to calculate. A Fund’s investments in insurance-linked securities may be concentrated in one or more types of risk, in which case the overall adverse impact on the Fund of a single catastrophe or other insured event or adverse movements in the value of a single investment position could be considerably greater than if the Fund’s insurance-based investments were more diversified. Insurance-linked securities often provide for an extension of maturity to process and audit loss claims where a catastrophic event has, or possibly has, occurred. An extension of maturity may increase volatility. Insurance-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Insurance-linked securities may also be subject to liquidity risk.

For more information about risks associated with the types of investments that the Funds purchase, please read the “Risk/Return Summaries,” the “Risk and Reward Elements for the Funds” and “Investment Practices” section later in the prospectus, and the Statement of Additional Information.

TEMPORARY DEFENSIVE AND CASH POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. In addition, certain Funds may invest in cash and cash equivalents as a principal investment strategy. These investments may result in a lower yield than lower-quality or longer-term investments, and, in the case of Funds that are using such investments for temporary defensive purposes, prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

Emerging Market Debt Fund

The performance in the table for the Class A and Class C Shares before Class A and Class C Shares were launched on 6/30/06 is that of the Select Class Shares of the Fund and have not been adjusted to reflect the difference in fees and sales charges expenses between the classes. The actual returns for the Class A and Class C Shares would have been lower than shown because Class A and Class C Shares have higher expenses than Select Class Shares.

Mortgaged-Backed Securities Fund

The historical performance of the Class C Shares in the performance table prior to their inception on 7/2/12 is based on the performance of the Select Class Shares of the Fund. Prior class performance has been adjusted to reflect the differences in expenses between classes.

ADDITIONAL INFORMATION CONCERNING STRATEGIC INCOME OPPORTUNITIES FUND

Fund Expenses

“Acquired Fund Fees and Expenses” are based on the allocation of the Fund’s assets to acquired funds including Institutional Class Shares of JPMorgan Prime Money Market Fund calculated on a daily basis for the fiscal year ended 2/28/16. The JPMorgan Prime Money Market Fund imposes a separate investment advisory fee, administration fee, and shareholder servicing fee. The Fund’s adviser, administrator, and shareholder servicing agent will waive fees charged in an amount equal to the weighted pro rata amount of investment advisory fees, administration fees and shareholder servicing fees charged by the JPMorgan Prime Money Market Fund. For the fiscal year ended 2/28/16, the net expenses of Class A, Class C and Select Class Shares were 1.01%, 1.51% and 0.76%, respectively, taking into account these waivers.

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The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:

Corporate Bond Fund

Emerging Markets Corporate Debt Fund

Emerging Markets Debt Fund

Income Fund

Inflation Managed Bond Fund

Real Return Fund

Short Duration High Yield Fund

Strategic Income Opportunities Fund

Total Return Fund

Unconstrained Debt Fund

The following Funds are series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:

Core Bond Fund

Core Plus Bond Fund

Government Bond Fund

High Yield Fund

Limited Duration Bond Fund

Mortgage-Backed Securities Fund

Short Duration Bond Fund

Treasury & Agency Fund

The trustees of each Trust are responsible for overseeing all business activities of their respective Funds.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Funds and makes day-to-day investment decisions for the Funds.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the most recent fiscal year ended 2/28/15, JPMIM was paid management fees (net of waivers), as shown below (for the time period indicated), as a percentage of average daily net assets:

Core Bond Fund	0.28%
Core Plus Bond Fund	0.28
Corporate Bond Fund	0.28
Emerging Markets Corporate Debt Fund	0.01
Emerging Markets Debt Fund	0.63
Government Bond Fund	0.26
High Yield Fund	0.62
Income Fund	0.35
Inflation Managed Bond Fund	0.34
Limited Duration Bond Fund	0.17
Mortgage-Backed Securities Fund	0.20
Real Return Fund	0.22
Short Duration Bond Fund	0.21
Short Duration High Yield Fund	0.37
Strategic Income Opportunities Fund	0.41
Total Return Fund	0.25
Treasury & Agency Fund	0.14
Unconstrained Debt Fund	0.41

A discussion of the basis the Board of Trustees of the Trusts used in reapproving the investment advisory agreement for the Funds is available in the semi-annual report for the period ended August 31.

The Portfolio Managers

Core Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

Douglas Swanson, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the Fund. An employee of JPMIM or predecessor firms since 1983, Mr. Swanson has led the team responsible for the management of the Fund since 1991. Christopher Nauseda, Vice President, began participating in the management of the Fund in

124	J.P. MORGAN INCOME FUNDS

May 2006. An employee of JPMIM or predecessor firms since 1982, Mr. Nauseda also serves as the manager for numerous institutional accounts and assists with JPMorgan mutual funds.

Core Plus Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

The portfolio management team for the Fund consists of Steven S. Lear, Managing Director and CFA charterholder, Mark M. Jackson, Managing Director and CFA charterholder, Frederick A. Sabetta, Managing Director and CFA charterholder, Richard Figuly, Managing Director, and J. Andrew Norelli, Managing Director. The team also includes additional portfolio managers who make day-today decisions concerning all alternative strategies such as emerging market debt. Mr. Lear is responsible for overseeing U.S. broad market strategies for the U.S. Macro team and has been part of the team responsible for management of the Fund since 2013. Prior to joining JPMIM in 2008, Mr. Lear was at Schroder Investment Management for ten years, serving as the head of the U.S. fixed income securities for seven years. Mr. Jackson is a Fixed Income Portfolio Manager for the Taxable Bond Team, responsible for managing taxable bond portfolios for institutional clients and the Fund. Mr. Jackson has been part of the team responsible for management of the Fund since 1996 and has been employed by JPMIM or predecessor firms since 1996. Mr. Sabetta has managed private placement investments since 1983. He is the portfolio manager for the BB/B high yield assets managed by one of the high yield teams. Mr. Sabetta has been part of the team responsible for management of the Fund since December 2006 and an employee of JPMIM or predecessor firms since November 2003. Mr. Figuly became part of the team responsible for management of the Fund in May 2006. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the Global Fixed Income, Currency & Commodities (GFICC) group responsible for trading fixed income securities with an emphasis on asset-backed securities. Mr. Norelli is a portfolio manager within the U.S. Macro team, where he focuses on multi-asset class portfolios, asset allocation, macroeconomic strategy, and global market dynamics. Prior to joining JPMIM in 2012, Mr. Norelli spent over 11 years at Morgan Stanley in fixed income, most recently serving four years as co-head of the firm’s emerging markets credit trading business.

Corporate Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are Lisa Coleman, Managing Director and CFA charterholder and Jeremy Klein, Managing Director and CFA charterholder. Ms. Coleman and Mr. Klein are responsible for establishing and monitoring the overall duration, yield curve, sector allocation, the overweights and underweights of the Fund’s portfolio versus the benchmark. Ms. Coleman and Mr. Klein are assisted by regional sector and research teams who help formulate the macro credit, sector, and security strategies of the Fund. Ms. Coleman is the head of the Global Investment Grade Corporate Credit team in the New York/London Global Fixed Income, Currency & Commodities group (GFICC). Prior to joining the firm in 2008, Ms. Coleman was at Schroder Investment Management for eight years, serving as the head of Global Credit Strategies and the head of European Fixed Income. Mr. Klein is a member of the GFICC. Mr. Klein is a portfolio manager within the New York U.S. Investment Grade Corporate Credit Team and is responsible for managing credit exposure across client portfolios. An employee since 2000, Mr. Klein was previously a member of the U.S. Fixed Income Portfolio Management Group, overseeing broad market accounts.

Emerging Markets Corporate Debt Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by specialized regional sector and research teams who help formulate duration, issuer and allocation recommendations and support the strategies of the Fund within the parameters establish by the portfolio managers.

Pierre-Yves Bareau, Managing Director, Scott McKee, Managing Director, and Eduardo Alhadeff, Executive Director, are the lead portfolio managers of the Fund since its inception, and share responsibility for the day-to-day management of the Fund including general responsibility for sector allocations and individual security selection. A member of JPMIM’s Global Fixed Income, Currency & Commodities group (GFICC), Mr. Bareau supervises the portfolio management team and shares responsibility with Mr. McKee and Mr. Alhadeff for the duration, yield curve, and sector allocation strategies for the Fund. Before joining JPMIM in October 2009, Mr. Bareau was the Chief Investment Officer for Fortis Investments for emerging markets debt for more than 10 years. Mr. McKee is a member of GFICC and is primarily responsible for overweight and underweight positions in countries and sectors and for selecting individual securities for the Fund. Before joining JPMIM in 2011, Mr. McKee was Chief Executive and Portfolio Manager at Volterra Investment Management. Mr. Alhadeff is also a member of GFICC and shares responsibility for overweight and underweight positions in

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The Funds’ Management and Administration (continued)

countries and sectors and for selecting individual securities for the Fund. Prior to rejoining JPMIM in 2011, Mr. Alhadeff was a partner at BRZ Investimentos, where he was responsible for the structuring and management of the high grade funds and some of the special situations funds.

Emerging Markets Debt Fund

The lead portfolio manager who is primarily responsible for the day-to-day management of the Fund is listed below. As part of that responsibility, the portfolio manager establishes and monitors the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio manager is assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio manager.

Pierre-Yves Bareau, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the Emerging Markets Debt Fund. Mr. Bareau has been a portfolio manager for the Fund since October 2009. Before joining JPMIM in October 2009, Mr. Bareau was the Chief Investment Officer for Fortis Investments for emerging markets debt for more than 10 years.

Government Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio manager.

Michael Sais, Managing Director and CFA charterholder, is the lead portfolio manager responsible for the day-to-day management of the Government Bond Fund. Mr. Sais is a member of the Taxable Bond Team and has been part of the team responsible for the management of the Fund since 1996. Mr. Sais joined JPMIM or predecessor firms in 1994 as a senior fixed income research analyst. Mr. Robert Manning began participating in the management of the Government Bond Fund in 2013. Information on Mr. Manning is described under Limited Duration Bond Fund.

High Yield Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

The portfolio management team for the High Yield Fund is comprised of William J. Morgan, Managing Director and James P. Shanahan, Managing Director. Mr. Morgan and Mr. Shanahan have been part of the team responsible for management of the Fund since inception. Mr. Morgan is a High Yield Team leader and the portfolio manager for the high yield broad, leveraged loan, and short duration high yield styles. An employee of JPMIM or predecessor firms since 1998, Mr. Morgan has worked in the high yield investment industry since 1982. An employee of JPMIM or predecessor firms since 1998, Mr. Shanahan has worked in the high yield industry since 1986. He is a portfolio manager for high yield broad opportunistic, leveraged loans and distressed debt styles. James E. Gibson, Managing Director, has assisted in the management of the Fund since June 2007. Mr. Gibson is a principal high yield trader in the U.S. Fixed Income Group and has been an employee of JPMIM or predecessor firms since 1998.

Income Fund

The portfolio managers who are primarily responsible for the day-to-day management of the Fund are J. Andrew Norelli, Managing Director, and Matthew Pallai, Executive Director. Mr. Norelli and Mr. Pallai have managed the Fund since its inception. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. Mr. Norelli is a portfolio manager within the U.S. Macro team, where he focuses on multi-asset class portfolios, asset allocation, macroeconomic strategy, and global market dynamics. Prior to joining JPMIM in 2012, Mr. Norelli spent over 11 years at Morgan Stanley in fixed income, most recently serving four years as co-head of the firm’s emerging markets credit trading business. Mr. Pallai has been a portfolio manager working on the U.S. Macro team since 2011 where he is responsible for managing global unconstrained bond strategies, focusing on international developed markets, securitized products, and macroeconomic strategy. Prior to 2011, he held positions on both the Agency and Non-Agency Mortgage Team, where, as a portfolio manager, he was responsible for analyzing, selecting and trading residential mortgage-backed securities. Mr. Pallai has been an employee of JPMIM since 2003. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio manager.

Inflation Managed Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. The

126	J.P. MORGAN INCOME FUNDS

portfolio management team consists of Scott E. Grimshaw, Executive Director and CFA charterholder, Deepa Majmudar, Managing Director, Steven S. Lear, Managing Director and CFA charterholder and David Rooney, Vice President and CFA charterholder. Mr. Grimshaw is responsible for the day-to-day management of the Fund’s portfolio of securities whereas Ms. Majmudar is responsible for implementing the inflation-managed strategy of the Fund through the use of the CPI-U swaps. Mr. Grimshaw is a member of the Global Fixed Income, Currency & Commodities (GFICC) group. An employee since 1988 and portfolio manager of the Fund since its inception, Mr. Grimshaw is a portfolio manager for the U.S. Value Driven team and is responsible for managing institutional taxable bond portfolios. Ms. Majmudar is a member of the GFICC group. An employee since 2003 and portfolio manager for the Fund since its inception, Ms. Majmudar is a senior portfolio manager and inflation specialist and focuses on strategies and tactics for diversified products and their included asset classes. Mr. Lear is the U.S. Chief Investment Officer within the GFICC group and is responsible for overseeing the day-to-day management of the Fund’s portfolio of securities. An employee since 2008 and a portfolio manager for the Fund since 2013, Mr. Lear is responsible for overseeing fixed income investment strategies in the U.S., including core plus, insurance, liability-driven investing and stable value. Mr. Rooney is a member in the GFICC group and is responsible for day-to-day management of the Fund’s investments in CPI-U swaps. An employee since 2012 and portfolio manager of the Fund since 2015, Mr. Rooney is responsible for managing fixed income and derivative assets, with an emphasis on inflation-linked products. Prior to joining the firm, Mr. Rooney was with BNY Mellon Asset Management and the Bank of New York, most recently as a portfolio managers and trader focused on securitized products. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

Limited Duration Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

Michael Sais, Managing Director and CFA charterholder, is the lead portfolio manager responsible for the day-to-day management of the Limited Duration Bond Fund. Mr. Sais is a member of the Taxable Bond Team and has been part of the team responsible for the management of the Fund since 1995. Mr. Sais joined JPMIM or predecessor firms in 1994 as a senior fixed income research analyst. An employee of JPMIM since 1999, Robert Manning, Executive Director and CFA charterholder, also participates in the management of the Fund. Mr. Manning is a portfolio manager for Insurance Solutions. Previously, he was a member of the Fixed Income Portfolio Management Group that supports Mid-Institutional Portfolios.

Mortgage-Backed Securities Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

Douglas Swanson, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the Fund. An employee of JPMIM or predecessor firms since 1983, Mr. Swanson has led the team responsible for the management of the Fund, since its inception. Mr. Michael Sais, Managing Director, has participated in the management of the Fund since June 2005. Information on Mr. Sais is described under Government Bond Fund. Henry Song, Executive Director and CFA charterholder, began participating in the management of the Fund in July 2014. An employee of JPMIM since 2005, Mr. Song is a member of the Global Fixed Income, Currency & Commodities (GIFCC) group and is a portfolio manager for the U.S. Value Driven team and is responsible for managing institutional taxable bond portfolios. Mr. Song previously supported Columbus taxable client portfolio managers in reporting as well as client communications.

Real Return Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

The portfolio management team consists of Donald A. Clemmenson, Managing Director, and Jan Ho, Executive Director. Mr. Clemmenson and Mr. Ho have been portfolio managers of the Fund since March 2008 and July 2013, respectively.

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The Funds’ Management and Administration (continued)

Mr. Clemmenson is a portfolio manager in the Global Fixed Income, Currency & Commodities (GFICC) group. An employee of JPMIM since 1984, he currently trades governments, futures, agencies, supras and sovereigns and is responsible for overseeing all trading executed by the Global Fixed Income team. An employee of JPMIM since 2000, Mr. Ho is a member of the GFICC group and is a member of the team which manages our Core and Core Plus Fixed Income portfolios.

Short Duration Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

Gregg F. Hrivnak, Managing Director and CFA charterholder, has been the lead portfolio manager responsible for the day-to-day management of the Short Duration Bond Fund since May 2006. An employee of JPMIM or predecessor firms since 1989, Mr. Hrivnak has been part of the portfolio management team for this Fund since June 2005 and was previously a fixed income research analyst for the Taxable Bond Team responsible for asset-backed securities. He is currently a portfolio manager and trader on the Global Fixed Income, Currency & Commodities (GFICC) group. Richard D. Figuly has participated in the management of these Funds since May 2006 and March 2009, respectively. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the GFICC group responsible for trading fixed income securities with an emphasis on asset-backed securities.

Short Duration High Yield Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

The portfolio management team for the Fund is comprised of William J. Morgan, Managing Director, Frederick A. Sabetta, Managing Director, and James P. Shanahan, Jr., Managing Director. Mr. Morgan, Mr. Sabetta and Mr. Shanahan have been a part of the team since the Fund’s inception. Mr. Morgan is the High Yield Team leader and the portfolio manager for the high yield broad, leveraged loan, and short duration high yield styles. An employee of JPMIM or predecessor firms since 1998, Mr. Morgan has worked in the high yield investment industry since 1982. Mr. Sabetta has managed corporate bond investments since 1983. He is the portfolio manager for the high yield upper tier style. Mr. Sabetta has been an employee of JPMIM or predecessor firms since 2003. Mr. Shanahan has been an employee of JPMIM or predecessor firms since 1998. Mr. Shanahan has worked in the high yield industry since 1986. Mr. Shanahan is the portfolio manager for high yield broad opportunistic, leveraged loans and distressed debt styles.

Strategic Income Opportunities Fund

William Eigen, Managing Director and CFA charterholder, is the lead portfolio manager who has been primarily responsible for the day-to-day management of the Fund since its inception. In his role as lead portfolio manager for the Fund, he is responsible for establishing and monitoring the strategy allocation for the Fund within and among sectors and utilizing the research and insight of dedicated sector specialists in making day-to-day decisions regarding securities to be bought or sold by the Fund. Information on Mr. Eigen is described under the Total Return Fund.

Timothy Neumann, Managing Director and CFA charterholder, Jarred A. Sherman, Executive Director and CFA charterholder, and Charles McCarthy, Managing Director, and CFA charterholder, are co-managers of the Fund. Mr. Neumann and Mr. Sherman have been portfolio managers for the Fund since 2009 and Mr. McCarthy has been a portfolio manager of the Fund since July 2015. The co-managers work closely with the lead portfolio manager to oversee the day-to-day operations of the Fund. Mr. Neumann is an employee of JPMIM since 1997, and Mr. Sherman since 1999. Mr. McCarthy is an employee of JPMIM since 2014. Prior to joining JPMIM, Mr. McCarthy was a portfolio manager in the Credit, Rates & Alternative Strategies Group within BlackRock Fundamental Fixed Income. Mr. Neumann, Mr. Sherman and Mr. McCarthy work with Mr. Eigen on Absolute Return and Opportunistic strategies.

Total Return Fund

The lead portfolio manager who is primarily responsible for the day-to-day management of the Fund is listed below. As part of that responsibility, the portfolio manager establishes and monitors the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio manager is assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio manager.

William Eigen, Managing Director and CFA charterholder, is the lead portfolio manager who has been responsible for the day-to-day management of the Fund since inception. Mr. Eigen has been

128	J.P. MORGAN INCOME FUNDS

an employee of JPMIM since April 2008 and is currently the head of Absolute Return and Opportunistic strategies.

Treasury & Agency Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

Mr. Scott E. Grimshaw, Executive Director and CFA charterholder, is the portfolio manager of the Treasury & Agency Fund and part of the Taxable Bond Team. He is also responsible for the government sector and has been part of the team responsible for management of the Fund since 1996. Peter D. Simons, Executive Director and CFA charterholder, has also participated in the management of the Fund since 2005. An employee of JPMIM or predecessor firms since 2001, Mr. Simons is a fixed income portfolio manager for the GFICC group responsible for managing taxable bond portfolios for institutional clients.

Unconstrained Debt Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

The portfolio management team for the Unconstrained Debt Fund is comprised of Robert Michele, Managing Director and CFA charterholder, Nicholas J. Gartside, Managing Director and CFA charterholder, Iain T. Stealey, Managing Director and CFA charterholder and Matthew Pallai, Executive Director. A portfolio manager for the Fund since its inception, Mr. Michele is the Global Chief Investment Officer within J.P. Morgan Asset Management’s Global Fixed Income and Currency Group. He is responsible for overseeing the activities of the fixed income and currency investment teams based in New York, Europe and Asia. Prior to joining JPMIM in 2008, Mr. Michele was at Schroder Investment Management for ten years, most recently serving as the global head of fixed income. Mr. Gartside joined the portfolio management team for the Fund in 2011 and is the International Chief Investment Officer within JPMorgan Asset Management’s Global Fixed Income and Currency Group. In this role,

Mr. Gartside is responsible for leading and overseeing the activities of international fixed income teams. In addition, he is the co-manager of multi-sector fixed income products. Prior to joining JPMIM in 2010, he was at Schroder Investment Management for eight years where he most recently served as the Head of Global Fixed Income. Mr. Stealey has served as a member of the portfolio management team for the Fund since its inception. An employee of JPMIM since 2002, Mr. Stealey is a portfolio manager in the International Fixed Income Group focusing on high grade bond strategies. He specializes in portfolio construction and works on multi-currency accounts for both segregated clients and pooled funds. Mr. Pallai joined the portfolio management team for the Fund in 2011. Information on Mr. Pallai is described under the Income Fund.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

The Funds’ Shareholder Servicing Agent

The Trusts, on behalf of the Funds, have entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class A, Class C and Select Class Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments

JULY 1, 2015	129

The Funds’ Management and Administration (continued)

to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial

Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

130	J.P. MORGAN INCOME FUNDS

How to Do Business with the Funds

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, or custodial capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

Select Class Shares may also be purchased directly from the Funds by officers, directors, trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

For further information on investment minimums or eligibility, please call 1-800-480-4111.

Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will

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How to Do Business with the Funds (continued)

prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,
2.	Purchase, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund, and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

Effective June 19, 2015, Class B Shares were automatically converted into Class A Shares. This prospectus offers Class A, Class C and Select Class Shares. Class A and Class C Shares are available to the general public. Select Class Shares are available to those investors meeting the class’ minimum and eligibility requirements.

Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $100,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

132	J.P. MORGAN INCOME FUNDS

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more ($500,000 or more for Limited Duration Bond Fund, Short Duration Bond Fund, Short Duration High Yield Fund and Treasury & Agency Fund, which are not subject to an upfront sales charge. Please see “Sales Charges.”

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Select Class Shares

Select Class Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment and eligibility requirement to purchase Select Class Shares.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

If you are eligible to purchase Select Class Shares, they would generally be the best choice because they offer the lowest expenses of the share classes offered in this prospectus.

You should also consider the Rule 12b-1 fees which are lower for Class A Shares than other share classes (except for Select Class Shares which have no Rule 12b-1 fees). These fees appear in the table called Annual Fund Operating Expenses for each Fund.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. The NAV of each class within a Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of a Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of the valuation procedures generally used to value the J.P. Morgan Fund’s investments.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining a Fund’s NAV.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.

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How to Do Business with the Funds (continued)

Shares of exchanged-traded funds (ETFs) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end mutual funds are valued at their respective NAVs.

Options (e.g., on stock indices or equity securities) traded on U.S. equity securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes at the close of options trading on such exchanges.

Options traded on foreign exchanges or U.S. commodity exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of a Fund’s NAV.

Exchange traded futures (e.g., on stock indices, equity or debt securities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when a Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares for all Funds are subject to a $1,000 minimum investment requirement per Fund. You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund. A lower minimum may be available under the Systematic Investment Plan. A Financial Intermediary may impose different investment minimums. Subsequent investments must be at least $50 per Fund. If you held Class B Shares of a Fund prior to June 19, 2015, you may continue to hold Class C Shares in the same Fund that were purchased without regard to the initial minimum investment requirements.

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other J.P. Morgan Funds in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005 without regard to this minimum. Officers, directors, trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grand children, parents, grand parents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees and their immediate family members of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)) as well as for certain fee-based programs. The Funds reserve the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

With respect Select Class Shares for certain investors and to Class A and Class C Shares, a lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — Can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

134	J.P. MORGAN INCOME FUNDS

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to a Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution.

Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares —When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

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How to Do Business with the Funds (continued)

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

In which shares can I automatically invest on a systematic basis?

You may purchase only additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. If you have met the required minimum investment of $1,000 per Fund), you can make additional systematic investments of $50 or more per month ($25 per month if your Systematic Investment Plan was set up prior to March 1, 2015). You may also choose to make an initial investment of an amount less than the required minimum, as long as your initial investment is at least $50 and you agree to make regular monthly investments of at least $50.

Officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds from their bank account through a Systematic Investment Plan. If an Eligible Investor has met the required minimum investment of $1,000 per Fund, they can make additional systematic investments of $50 or more per month ($25 per month if their Systematic Investment Plan was set up prior to March 1, 2015). An Eligible Investor may also choose to make an initial investment of an amount less than the required minimum of $1,000 per Fund, as long as their initial investment is at least $50 and they agree to make regular monthly investments of at least $50.

To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Funds currently do not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell Class A and Class C Shares of the Funds. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The following tables show the sales charge for Class A and Class C Shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Funds’ Management and Administration.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Funds, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Funds is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the tables below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The tables below show the amount of sales charges you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the tables below are sometimes referred to as “breakpoints.”

The following table shows the amount of sales charge you will pay and the commissions that will be paid to Financial Intermediaries with respect to purchases of Class A Shares of the JPMorgan Limited Duration Bond Fund, the JPMorgan Short Duration Bond Fund, the JPMorgan Treasury & Agency Fund and the JPMorgan Short Duration High Yield Fund.

TOTAL SALES CHARGE FOR FUNDS
Amount of Purchase	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment[1]	Commission as a % of Offering Price
Less than $100,000	2.25	2.30	2.00
$100,000–$249,999	1.75	1.78	1.50
$250,000–$499,999	1.25	1.27	1.00
$500,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

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*	There are no front-end sales charges for investments of $500,000 or more in a Fund.

**	If you purchase $500,000 or more of Class A Shares of the JPMorgan Limited Duration Bond Fund, the JPMorgan Short Duration Bond Fund, the JPMorgan Treasury & Agency Fund or the JPMorgan Short Duration High Yield Fund and are not assessed a sales charge at the time of purchase, you may be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of any of those Funds during the first 18 months after purchase. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to the Fund from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $500,000 or more of Class A Shares. These commissions are paid at the rate of up to 0.75% of gross sales of $500,000 or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

If you buy Class A Shares of other than the JPMorgan Limited Duration Bond Fund, the JPMorgan Short Duration Bond Fund, the JPMorgan Treasury & Agency Fund or the Short Duration High Yield Fund, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

TOTAL SALES CHARGE FOR FUNDS
Amount of Purchase	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment[1]	Commission as a % of Offering Price
Less than $100,000	3.75	3.90	3.25
$100,000–$249,999	3.25	3.36	2.75
$250,000–$499,999	2.25	2.30	2.00
$500,000–$999,999	1.75	1.78	1.50
$1,000,000 or more*	NONE	NONE	*	*

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1 million or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the Funds (other than the JPMorgan Limited Duration Bond Fund, the JPMorgan Short Duration Bond Fund, JPMorgan Treasury & Agency Fund, the Short Duration High Yield Fund or JPMorgan Mortgage-Backed Securities Fund) and are not assessed a sales charge at the time of purchase, you may be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of any of those Funds during the first 18 months after purchase. If you purchased $1 million or more of Class A Shares of JPMorgan Mortgage-Backed Securities Fund and are not assessed a sales charge change at the time of purchase, you may be charged the equivalent of 0.50% of the purchase price if you redeem any or all of Class A Shares of the JPMorgan Mortgage-Backed Securities Fund during the first 12 months after purchase. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 0.75% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charges

Each Fund permits you to reduce the initial sales charge you pay on Class Shares by using Rights of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of the J.P. Morgan Funds or units in New York’s 529 Advisor-Guided College Savings Program (NY 529 Advisor-Guided Plan) in which you invest (as described below) even if such shares or units are held in accounts with different Financial Intermediaries. You can not include any investments in the JPMorgan 529 Prime Money Market Portfolio, a portfolio in the NY Advisor-Guided Plan, when calculating the reduced sales charges.

In order to obtain any breakpoint reduction in the initial sales charge by utilizing either the Rights of Accumulation or Letter of Intent privileges, you must, before each purchase of Class A Shares, inform your Financial Intermediary or the J.P. Morgan Funds if you have any of the types of accounts described below that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. Class A and Class C Shares of the J.P. Morgan Funds or Class A, Class B and Class C units in the NY 529 Advisor-Guided Plan held in the following may be aggregated with new investments in order to calculate the applicable initial sales charge:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the J.P. Morgan Funds

JULY 1, 2015	137

How to Do Business with the Funds (continued)

may confirm (1) the value of each of your accounts invested in J.P. Morgan Funds or in the NY 529 Advisor-Guided Plan and (2) the value of the accounts owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

Certain Financial Intermediaries may not participate in extending the Rights of Accumulation or Letter of Intent privileges to your holdings in the NY 529 Advisor-Guided Plan. Please check with your Financial Intermediary to determine whether the Financial Intermediary makes these privileges available with respect to NY 529 Advisor-Guided Plan investments.

Rights of Accumulation: For Class A Shares, an initial sales charge can be reduced by breakpoint discounts based on the size of a single contribution or through Rights of Accumulation (ROA). An ROA applies to Account Owners who make a series of additional contributions to any Fund(s). If the combined value of Class A or Class C of J.P Morgan Fund Shares or of Class A, Class B or Class C units in NY 529 Advisor-Guided Plan Portfolios (NY 529 Portfolios) held by you or an immediate family member (as described above) reaches a breakpoint discount level, your next contribution will receive the lower sales charge.

Letter of Intent: By signing a Letter of Intent, you may combine the value of Class A and Class C Shares in the J.P. Morgan Funds or of Class A, Class B or Class C units in the NY 529 Portfolios you already own with the value of Class A and/or Class C Shares or units you plan to buy over a 13-month period to calculate the initial sales charge and any breakpoint discounts. Each purchase that you make during that period will receive the sales charge and breakpoint discount that applies to the total amount you plan to buy. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Funds or your Financial Intermediary are considered only in determining the level of sales charge that will be paid pursuant to the Letter of Intent, but the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge.

A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference and/or adjust the shareholder’s account to reflect the correct number of shares that would be held after deduction of the sales charge. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

Additional information regarding the reduction of Class A sales charges is available in the Fund’s Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Funds if the shares were:

1.	Bought with the reinvestment of dividends and capital gain distributions.

2.	Acquired in exchange for shares of another J.P. Morgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors, trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Former employees and their immediate family members can make subsequent purchases in accounts established during the employee’s employment. Officers, directors, trustees, retirees and employees and their immediate family members of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•

Financial Intermediaries or financial institutions who have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a financial intermediary or financial institution with respect to sales

138	J.P. MORGAN INCOME FUNDS

of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code.)

5.	Bought by:

•

Group employer-sponsored retirement and deferred compensation plans and group employer-sponsored employee benefit plans (including health savings accounts) and trusts used to fund those plans. To be eligible, shares must be held through plan level or omnibus accounts with the Fund. Traditional IRAs, Roth IRAs, SEPs, SARSEPs, SIMPLE IRAs, KEOGH’s, individual 402(k) or individual 403(b) plans do not qualify under this waiver.

•

Financial Intermediaries, including affiliates of JPMorgan Chase, who have a dealer arrangement with the Distributor, act in a custodial capacity, or who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting, or other fee for their services.

•

Financial Intermediaries who have entered into an agreement with the Distributor and have been approved by the Distributor to offer Fund shares to investment brokerage programs in which the end shareholder makes investment decisions independent of a financial advisor; these programs may or may not charge a transaction fee.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•

A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

6.	Bought with proceeds from the sale of Select Class Shares of a J.P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a J.P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.
8.	Bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

9.	Bought in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

10.	Purchased in Individual Retirement Accounts (IRAs) established prior to September 2, 2014:

i.	that were established through a rollover from a qualified retirement plan for which J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan (an “RPS Rollover IRA”) or an IRA that was subsequently established in connection with the RPS Rollover IRA;

ii.	where JPMorgan Institutional Investments Inc. continues to be the broker of record for the IRA; and

iii.	where State Street Bank & Trust Company continues to serve as custodian for the IRA.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Conversion of Class B Shares

The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds’ Class B Shares into Class A Shares. On June 19, 2015, all Class B Shares of the Funds automatically converted to Class A Shares of the Same Fund. No contingent deferred sales change was assessed in connection with this automatic conversion.

Class C Shares

Class C Shares are offered at NAV per share, without any upfront sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	1.00
After first year	None

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The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Funds.

How the Class C CDSC is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

The CDSC for Class C Shares is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gain distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class A and Class C CDSC

No CDSC is imposed on redemptions of Shares:

1.	If you participate in a monthly or quarterly Systematic Withdrawal Plan as outlined in “Redeeming Fund Shares — Can I redeem on a systematic basis?” and withdraw no more than the amount permitted to be withdrawn without a CDSC.

2.	Made due to the death or disability of a shareholder. For shareholders that become disabled, the redemption must be made within one year of initial qualification for Social Security disability payments or within one year of becoming disabled as defined in section 72(m)(7) of the Internal Revenue Code. This waiver is only available for accounts opened prior to the shareholder’s disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.

That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70 1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the J.P. Morgan Funds are considered when calculating that portion of your required minimum distribution that qualifies for the waiver.

4.	For Class C Shares that were purchased prior to December 29, 2014, redemptions that represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

5.	That are part of a Fund-initiated event, such as mergers, liquidations, asset acquisitions, and exchange offers to which a Fund is a party, or result from a failure to maintain the required minimum balance in an account. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

6.	Exchanged into the same share class of other J.P. Morgan Funds. Your new Fund will be subject to the CDSC of the Fund from which you exchanged and the current holding period is carried over to your new shares. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?” for more information

7.	For Class C Shares only, if the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Share redemptions of the Funds if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class A or Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

Each Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of each Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of each Fund attributable to such

140	J.P. MORGAN INCOME FUNDS

class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an upfront sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of a Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund. Class A Shares of a Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class C Shares of a Fund may be exchanged for Class C Shares of another J.P. Morgan Fund.

Class C Shares of any Fund (except any of the J.P. Morgan money market funds) may also be exchanged for Select Class or Institutional Class Shares of the same Fund provided you meet the eligibility requirements for the class you are exchanging into. In addition, the Class C Shares that you wish to exchange must not currently be subject to any CDSC.

Select Class Shares of a Fund may be exchanged for Select Class Shares of another non-money market J.P. Morgan Fund or for another class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan

Funds will provide 60 days’ written notice of any termination of or material change to your exchange privilage.

For Class A and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

In general, the same rules and procedures that apply to sales and purchases apply to exchanges. All required documentation must accompany your exchange request in proper form, which may require contacting your Financial Intermediary. All exchanges are based upon the net asset value that is next calculated after the Fund or the Financial Intermediary receives your order, provided the exchange out of one Fund must occur before the exchange into the other Fund. The redemption of your shares will be processed at the next calculated net asset value by the Fund whose shares you are redeeming, and your purchase will be processed as of the same time if the Fund into which you wish to exchange also calculates a net asset value at such time or if not, as of such Fund’s next calculated net asset value. The exchange might not be completed on the date on which the order is submitted and, in such case, the proceeds of the redemption may remain uninvested until the exchange is completed. A shareholder that exchanges out of shares of a Fund that accrues a daily dividend, including a money market fund, will accrue a dividend on the day of the redemption. A shareholder that exchanges into shares of a Fund that accrues dividends daily will not accrue a dividend on the day of the purchase.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

If you exchange Class C Shares of a Fund for Class C Shares, respectively, of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged.

2.	The current holding period for your exchanged Class C Shares is carried over to your new shares.

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How to Do Business with the Funds (continued)

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in the proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can redeem your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If a Fund or Financial Intermediary receives your redemption request before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

142	J.P. MORGAN INCOME FUNDS

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.	Yes, with respect only to Class A and Class C Shares.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•

It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an upfront sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Funds’ Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class C CDSC. Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.
5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, a Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, a Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption fees or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within 18 months of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

JULY 1, 2015	143

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays the earnings, if any, to shareholders as distributions.

The Income Fund generally distributes net investment income, if any, at least monthly. In connection with the Income Fund’s strategy of managing distributions throughout the year to help minimize fluctuations in monthly dividends, the Income Fund may not distribute all of its net investment income on a monthly basis. The Income Fund will distribute its net realized capital gains, if any, at least annually but may distribute gains more frequently in connection with the Income Fund’s strategy of managing distributions. For each taxable year, the Income Fund will generally distribute substantially all of its net investment income and net realized capital gains. However, in connection with the Income Fund’s strategy of managing distributions, the Income Fund may carry over a portion of undistributed income from one calendar year to the next, which may be subject to an excise tax in accordance with Internal Revenue Code. The Income Fund intends to make distributions sufficient to avoid imposition of an excise tax, although the Income Fund reserves the right to pay an excise tax in certain circumstances.

The other Funds also generally distribute net investment income, if any, on a monthly basis. Such Funds will distribute net realized capital gains, if any, at least annually. For each taxable year, each such Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income are taxable generally as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. The maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by a Fund generally will be limited to the aggregate of the eligible dividends received by each Fund. In addition, each Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income will be taxable as ordinary income. It is unlikely that dividends from the Funds will qualify to any significant extent for designation as qualified dividend income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that a Fund owned for more than one year over the net losses from investments that a Fund owned for one year or less) that are properly reported by a Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. The maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

If you buy shares of a Fund just before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

A Fund is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, a Fund’s total return on those securities would be decreased. A Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, if a Fund invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year it may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain

144	J.P. MORGAN INCOME FUNDS

limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction. Although in some cases a Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.

A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, derivative instruments and so-called “passive foreign investment companies” may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.

A Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

The Real Return Fund may distribute amounts to shareholders in excess of its earnings, resulting in a return of capital. Such distributions are not currently taxable to shareholders; instead, any such distributions would reduce a shareholder’s tax basis in its shares, resulting in an increased gain, or decreased loss, on a later redemption or other taxable disposition of such shares. Should any such distributions exceed a shareholder’s tax basis in its shares, such excess would be treated as gain and taxable to the shareholder in the same manner as gain from a sale of Fund shares.

An increase in the principal amount of an inflation-linked security will be original issue discount which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive principal, including increases thereto, until maturity.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to each Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt or tax-deferred treatment under federal income tax laws will generally not be taxable. Special tax rules apply to investment through such plans. The tax considerations described in this section do not apply to such tax-exempt or tax-deferred entities or accounts. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS

For shares of a Fund redeemed after January 1, 2012, your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, a Fund will designate FIFO as the Secondary Method and will use the Secondary Method with respect to the systematic withdrawals made after January 1, 2012.

Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that, you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by a Fund and may not be maintained by your Financial Intermediary.

Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S Corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C Corporation in its account application or by written instruction to J.P. Morgan Funds Service, P.O. Box 8528, Boston, MA 02266-8528, a Fund will treat the shareholder as an S Corporation and file a Form 1099-B.

JULY 1, 2015	145

Shareholder Information (continued)

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement except that, with respect to unfulfilled Letters of Intent, a Fund may process corrections up to 15 months after the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than three calendar days after the end of each month for the Core Bond Fund, Short Duration Bond Fund and Strategic Income Opportunities Fund and no sooner than seven calendar days after the end of each month for the Funds, other than the Core Bond Fund, Short Duration Bond Fund and Strategic Income Opportunities Fund, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Funds will post these schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com. In addition, the quarterly schedules will be posted on the SEC’s website at www.sec.gov. From time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

Each of the Funds may disclose the Fund’s ten largest portfolio holdings and the percentages that each represents of the Fund’s portfolio as of the most recent month end online at www.jpmorganfunds.com, no sooner than ten calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

146	J.P. MORGAN INCOME FUNDS

Investment Practices

The table discusses the types of investments which can be held by the Funds. In each case, the related types of risk are also listed.

FUND NAME	FUND CODE
Core Bond Fund	1
Core Plus Bond Fund	2
Corporate Bond Fund	3
Emerging Market Corporate Debt Fund	4
Emerging Markets Debt Fund	5
Government Bond Fund	6
High Yield Fund	7
Income Fund	8
Inflation Managed Bond Fund	9
Limited Duration Bond Fund	10
Mortgage-Backed Securities Fund	11
Real Return Fund	12
Short Duration Bond Fund	13
Short Duration High Yield Fund	14
Strategic Income Opportunities Fund	15
Total Return Fund	16
Treasury & Agency Fund	17
Unconstrained Debt Fund	18

INSTRUMENT	FUND CODE	RISK TYPE
Adjustable Rate Mortgage Loans (ARMs): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	1, 2, 6-13, 15-18	Credit Interest Rate Liquidity Market Political Prepayment Valuation
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases and credit card receivables or other securities backed by other types of receivables or other assets.	1, 2, 5, 7-16, 18	Credit Interest Rate Liquidity Market Political Prepayment Valuation
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	8, 10, 12, 15, 16, 18	Credit Interest Rate Liquidity Market
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit are negotiable certificates issued by a bank for a specified period of time and earning a specified return. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.	1-5, 7, 9-13, 15, 16, 18	Credit Currency Interest Rate Liquidity Market Political

JULY 1, 2015	147

Investment Practices (continued)

INSTRUMENT	FUND CODE	RISK TYPE
Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.	1-18	Credit Interest Rate Market
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	2, 4, 5, 8, 10, 12, 15, 16, 18	Credit Currency Foreign Investment Interest Rate Market Political
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. A Fund will sell only covered call and secured put options.	1-16, 18	Credit Leverage Liquidity Management Market
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1-5, 7-16, 18	Credit Currency Interest Rate Liquidity Market Political Valuation
Commodity-Linked Derivatives: Securities whose value derives from the price of a commodity, including commodity futures and commodity options.	12, 15, 16, 18	Credit Interest Rate Liquidity Market
Common Stock: Shares of ownership of a company.	2-4, 7, 8, 14-16, 18	Market
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	2, 4, 7, 8, 14-16, 18	Credit Market
Contract for Differences: An arrangement made in a futures contract whereby differences in settlement are made through cash payments, rather than the delivery of physical goods or securities	4	Credit Leverage Liquidity Management Market
Convertible Securities: Bonds or preferred stock that can convert to common stock including contingent convertible securities.	1-4, 7-12, 14-16, 18	Credit Currency Interest Rate Liquidity Market Political Valuation
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	1-5, 7-16, 18	Credit Currency Interest Rate Liquidity Market Political Prepayment Valuation

148	J.P. MORGAN INCOME FUNDS

INSTRUMENT	FUND CODE	RISK TYPE
Credit Default Swaps (CDSs): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.	1–5, 7–16, 18	Credit Currency Interest Rate Leverage Liquidity Management Market Political Valuation
Custodial Receipts: A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.	1, 2, 4, 6–13, 15–18	Credit Liquidity Market
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.	1, 2, 4, 5, 7–13, 15	Liquidity Management Market
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid developments.	1–5, 7–16, 18	Foreign Investment
Exchange Traded Funds (ETFs): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (SPDRs) and NASDAQ 100s.	1, 2, 5, 7–16, 18	Investment Company Market
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, financial and currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (NDFs)), forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.	2–5, 8, 12, 14–16, 18	Credit Foreign Investment Leverage Liquidity Management Market Prepayment
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs) and American Depositary Securities.	1–5, 7–16, 18	Foreign Investment Liquidity Market Political Prepayment
High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but are deemed by a Fund’s adviser to be of comparable quality.	2–5, 7–9, 12, 14–16, 18	Credit Currency High Yield Securities Interest Rate Liquidity Market Political Portfolio Quality Valuation
Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.	1–18	Credit Currency Interest Rate Political

JULY 1, 2015	149

Investment Practices (continued)

INSTRUMENT	FUND CODE	RISK TYPE
Initial Public Offerings (IPOs): A transaction in which a previously private company makes its first sale of stock to the public.	8, 14, 18	Market
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1–18	Credit Interest Rate Market
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	1, 2, 5–13, 15, 16, 18	Credit Leverage Market
Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.	1–18	Investment Company Market
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments of less developed countries.	1, 2, 4, 5, 7, 8, 10–16, 18	Credit Currency Extension Foreign Investment Interest Rate Liquidity Market Political Prepayment
Master Limited Partnerships (MLPs): Limited partnerships that are publicly traded on a securities exchange	3, 8, 14	Market
Mortgages (Directly Held): Debt instruments secured by real property.	1, 2, 5–13, 15–18	Credit Environmental Extension Interest Rate Liquidity Market Natural Event Political Prepayment Valuation
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBSs) and other asset-backed structures.	1, 2, 4, 6–18	Credit Currency Extension Interest Rate Leverage Liquidity Market Political Prepayment Tax Valuation
Mortgage Dollar Rolls[1] : A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	1, 2, 6–13, 15–18	Currency Extension Interest Rate Leverage Liquidity Market Political Prepayment

1	All forms of borrowing (including mortgage dollar rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1/3% of a Fund’s total assets except as permitted by law.

150	J.P. MORGAN INCOME FUNDS

INSTRUMENT	FUND CODE	RISK TYPE
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	1–4, 7–16, 18	Credit Interest Rate Market Natural Event Political Prepayment Tax
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	1–16, 18	Credit Liquidity Management Market
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	1–5, 7–10, 12, 13, 15–18	Credit Foreign Investment Liquidity Political Valuation
Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities, indexes of securities, interest rate futures contracts and interest rate swaps and (b) futures contracts on securities and indexes of securities.	1–16, 18	Credit Leverage Liquidity Management Market
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1–4, 7, 8, 11–16, 18	Market
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1–5, 7–16, 18	Liquidity Market Valuation
Real Estate Investment Trusts (REITs): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1–3, 5, 7–16, 18	Credit Interest Rate Liquidity Management Market Political Prepayment Tax Valuation
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1–3, 5–13, 15–18	Credit Liquidity Market
Reverse Repurchase Agreements[1] : The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1, 2, 5–13, 15–17	Credit Leverage Market
Securities Issued in Connection with Reorganization and Corporate Restructuring: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.	1–18	Market

1	All forms of borrowing (including mortgage dollar rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1/3% of a Fund’s total assets except as permitted by law.

JULY 1, 2015	151

Investment Practices (continued)

INSTRUMENT	FUND CODE	RISK TYPE
Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return, a Fund will receive cash, other securities, and/or letters of credit as collateral.	1, 2, 5–7, 10–13, 17	Credit Leverage Market
Short Selling: A Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.	5, 12, 15, 16, 18	Credit Liquidity Market
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).	1–3, 5, 7–11, 13, 15, 16, 18	Credit Liquidity Market
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	1–5, 8–10, 12, 13, 15, 16, 18	Credit Foreign Investment Liquidity Political Valuation
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (IO) and Principal-Only (PO) securities issued outside a Real Estate Mortgage Investment Conduit (REMIC) or CMO structure.	1, 2, 6, 8–13, 15, 16, 18	Credit Liquidity Market Political Prepayment Valuation
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.	1, 2, 4–18	Credit Foreign Investment Liquidity Management Market Valuation
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	1–16, 18	Credit Currency Interest Rate Leverage Liquidity Management Market Political Valuation
Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.	2, 5, 8, 10, 12, 15, 16, 18	Credit Liquidity Market
Temporary Defensive Positions: To respond to unusual circumstances a Fund may invest in cash and cash equivalents for temporary defensive purposes.	1–18	Credit Interest Rate Liquidity Market

152	J.P. MORGAN INCOME FUNDS

INSTRUMENT	FUND CODE	RISK TYPE
Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (TRs), Treasury Investment Growth Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS).	1–18	Market
Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.	1–5, 7–16, 18	Credit Currency Interest Rate Liquidity Market Political Valuation
U.S. Government Agency Securities: Securities issued or guaranteed by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, CMOs and REMICs.	1–3, 5–18	Credit Gov’t Securities Interest Rate Market
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (STRIPS) and Coupons Under Book Entry Safekeeping (CUBES).	1–18	Interest Rate Market
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.	1–18	Credit Liquidity Market Valuation
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1–18	Credit Leverage Liquidity Market Valuation
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	1–18	Credit Currency Interest Rate Liquidity Market Political Valuation Zero-Coupon Securities

Risk related to certain investments held by the Funds:

Credit risk The risk that a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser. Currency risk The risk that currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

Environmental risk The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

Extension risk The risk that a rise in interest rates will extend the life of a security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

Foreign investment risk The risk associated with higher transaction costs, delayed settlements, currency controls, adverse economic developments, and exchange rate volatility. These risks are increased in emerging markets.

Government securities risk U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Circumstances could arise that would prevent the payment of interest or principal. Securities issued or guaranteed by certain U.S. government-related organizations are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support.

JULY 1, 2015	153

Investment Practices (continued)

High yield securities risk High yield, high risk securities (also known as junk bonds) which are considered to be speculative and these investments are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and a potential lack of a secondary or public market for securities.

Interest rate risk The risk that a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

Investment company risk If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Leverage risk The risk that gains or losses will be disproportionately higher than the amount invested.

Liquidity risk The risk that the holder may not be able to sell the security at the time or price it desires.

Management risk The risk that a strategy used by a Fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

Natural event risk The risk that a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

Political risk The risk that governmental policies or other political actions will negatively impact the value of the investment.

Portfolio quality risk The risks associated with below investment grade securities including greater risk of default, greater sensitivity to interest rates and economic changes, potential valuation difficulties, and sudden and unexpected changes in credit quality.

Prepayment risk The risk that declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

Tax risk The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

Valuation risk The risk that the estimated value of a security does not match the actual amount that can be realized if the security is sold.

Zero-Coupon securities risk The market value of these securities are generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. Actions required by federal income tax law may reduce the assets to which a Fund’s expenses could otherwise be allocated and may reduce a Fund’s rate of return.

154	J.P. MORGAN INCOME FUNDS

Risk and Reward Elements for the Funds

This table discusses the main elements that may make up a Fund’s overall risk and reward characteristics. It also outlines a Fund’s policies toward various investments, including those that are designed to help certain Funds manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions

•   A Fund’s share price, yield and total return will fluctuate in response to bond market movements

•   The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls

•    Adverse market, economic, political or other conditions may from time to time cause a Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder a Fund from achieving its investment objective

•    Mortgage-backed and asset-backed securities (securities representing an interest in, or secured by, a pool of mortgages or other assets such as receivables) and direct mortgages could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated, or are defaulted; the risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages

•    The Emerging Markets Debt Fund is non-diversified, which means that a relatively high percentage of the Fund’s Assets may be invested in a limited number of issuers; therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

•   Bonds have generally outperformed money market investments over the long term, with less risk than stocks

•    Most bonds will rise in value when interest rates fall

•   Mortgage-backed and asset-backed securities and direct mortgages can offer attractive returns

•   Under normal circumstances, a Fund plans to remain fully invested in bonds, other fixed-income securities, and other investments as permitted and may invest uninvested cash in affiliated money market funds; some Funds may invest in cash and cash equivalents including affiliated money market funds as a principal strategy

•    Bond investments may include U.S. and foreign corporate and government bonds, mortgage-backed and asset-backed securities, convertible securities, and private placements

•    A Fund seeks to limit risk and enhance total return or yields through careful management, sector allocation, individual securities selection and duration management

•   During severe market downturns, a Fund has the option of investing up to 100% of total assets in cash and cash equivalents

•    The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities and mortgage prepayments

Credit quality

•   The default of an issuer would leave a Fund with unpaid interest or principal

•    Junk bonds (those rated BB+, Ba1 or lower) have a higher risk of default, tend to be less liquid and may be more difficult to value

• Investment-grade bonds have a lower risk of default • Junk bonds offer higher yields and higher potential gains

•   A Fund maintains its own policies for balancing credit quality against potential yields and gains in light of its investment goals

•    The adviser develops its own ratings of unrated securities and makes a credit quality determination for unrated securities

JULY 1, 2015	155

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign investments

•   A Fund could lose money because of foreign government actions, political instability or lack of adequate and accurate information

•    Currency exchange rate movements could reduce gains or create losses

•    Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•   Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification

•    Favorable exchange rate movements could generate gains or reduce losses

•    Emerging markets can offer higher returns

•   To the extent that a Fund invests in foreign bonds, it may manage the currency exposure of its foreign investments relative to its benchmark, and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time; these currency management techniques may not be available for certain investments; the Core Plus Bond Fund, Emerging Markets Debt Fund, and Real Return Fund may also use forward foreign currency contracts for risk management purposes and/or to increase income and gain by establishing or adjusting exposure to particular foreign securities, markets or currencies (see also “Derivatives”)

When-issued and delayed delivery securities
• When a Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• A Fund can take advantage of attractive transaction opportunities	• A Fund segregates or earmarks liquid assets to offset leverage risks

Management choices
• A Fund could underperform its benchmark due to its sector, securities or duration choices	• A Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on those areas where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Loan Assignments and Participations
• Loan assignments and participations (like other high yield, corporate debt obligations) have a higher risk of default and may be less liquid and/or become illiquid	• Loan assignments and participations offer higher yields and higher potential gain

•   The adviser performs ongoing credit review of the obligor and invests only in loan assignments and participations if it determines the instrument contains favorable risk/reward characteristics

•    A Fund limits its investments in illiquid securities to no more than 15% of a Fund’s net assets at the time of purchase

156	J.P. MORGAN INCOME FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*

•   Derivatives such as futures, options, swaps and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred

•    A Fund may have difficulty exiting a derivatives position

•    Derivatives used for risk management or to increase a Fund’s gain may not have the intended effects and may result in losses or missed opportunities

•    The counterparty to a derivatives contract could default

•    Certain types of derivatives involve costs to the Funds which can reduce returns

•    Derivatives that involve leverage could magnify losses

•    Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit a Fund’s investment flexibility

•    Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by a Fund, accelerate recognition of income to a Fund, affect the holding period of a Fund’s assets and defer recognition of certain of a Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•    A Fund could make money and protect against losses if management’s analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•   A Fund may use derivatives for hedging and for risk management and/or to increase income or gain (i.e., to adjust duration or yield curve exposure or to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of a Fund’s exposure relative to its benchmark

•    A Fund only establishes hedges that it expects will be highly correlated with underlying positions

•    A Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Funds, except the Strategic Income Opportunities Fund and the Unconstrained Debt Fund, are not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Funds have claimed an exclusion from that definition. The Strategic Income Opportunities Fund and the Unconstrained Debt Fund are subject to regulation under the Commodity Exchange Act.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

JULY 1, 2015	157

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Illiquid holdings
• A Fund could have difficulty valuing these holdings precisely • A Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth/appreciation than comparable widely traded securities

•   No Fund may invest more than 15% of net assets in illiquid holdings

•    To maintain adequate liquidity to meet redemptions, a Fund may hold high quality short-term instruments (including repurchase agreements) and may borrow from banks as permitted by law

Short-term trading

•   Increased trading would raise a Fund’s transaction costs

•    Increased short-term capital gain distributions would raise shareholders’ income tax liability; such an increase in transaction costs and/or tax liability, if not offset by gains from short-term trading, would reduce a Fund’s returns

	• A Fund could realize gain in a short period of time • A Fund could protect against losses if a security is overvalued and its value later falls	• A Fund may use short-term trading to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

Short Selling — Emerging Markets Debt Fund, Real Return Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund

•   Short sales may not have the intended effects and may result in losses

•    A Fund may not be able to close out a short position at a particular time or at an acceptable price

•    A Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities

•    Segregated or earmarked accounts with respect to short sales may limit a Fund’s investment flexibility

•    Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the securities at the time of the short sale

• A Fund could make money and protect against losses if management’s analysis proves correct • Short selling may allow a Fund to generate positive returns in declining markets

•   A Fund segregates or earmarks liquid assets to cover short positions and offset a portion of the leverage risk

•    A Fund makes short sales through brokers that the adviser has determined to be creditworthy

158	J.P. MORGAN INCOME FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Exchange traded funds (ETFs)[1] and other investment companies

•   If a Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or other investment company

•   The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•    Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, a Fund’s investments in other investment companies, including ETFs, structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)

•   Exemptive orders granted to various ETFs and their investment advisers by the Securities and Exchange Commission (SEC) permit a Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•    Under SEC Rule 12d1-1, a Fund may invest in both affiliated and unaffiliated money market funds without limit subject to a Fund’s investment policies and restrictions and the conditions of the rule

U.S. government and agency securities

•   The value of most debt securities, including government and agency securities, will fall when interest rates rise; the longer a security’s maturity and the lower its credit quality, the more its value typically falls

•    Indebtedness of certain government issuers whose securities may be held by a Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers

•    Government agency issued mortgage-backed securities (securities representing an interest in, or secured by, a pool of mortgages) involve risk of loss due to payments that occur earlier or later than expected

•   Most bonds will rise in value when interest rates fall

•    Government and agency securities have generally outperformed money market instruments over the long-term with less risk than stocks or debt securities of lower quality issuers

•    Mortgage-backed securities can offer attractive returns

•   A Fund seeks to limit risk and enhance performance through active management

•    The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities

1	ETFs are pooled investment vehicles whose ownership interests are sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

JULY 1, 2015	159

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for each share class for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request. There are no financial highlights for the Treasury & Agency Fund Class C Shares as these shares have not commenced operation as of the date of this prospectus.

To the extent a Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Fund
Class A
Year Ended February 28, 2015	$11.65	$0.27	(d)	$0.20	$0.47	$(0.27)	$(0.01)	$(0.28)
Year Ended February 28, 2014	12.02	0.30	(d)	(0.32)	(0.02)	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2013	11.93	0.32	(d)	0.11	0.43	(0.32)	(0.02)	(0.34)
Year Ended February 29, 2012	11.46	0.40	(d)	0.49	0.89	(0.40)	(0.02)	(0.42)
Year Ended February 28, 2011	11.23	0.42	(d)	0.22	0.64	(0.41)	—	(0.41)

Class C
Year Ended February 28, 2015	11.71	0.19	(d)	0.21	0.40	(0.20)	(0.01)	(0.21)
Year Ended February 28, 2014	12.07	0.22	(d)	(0.31)	(0.09)	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2013	11.98	0.25	(d)	0.10	0.35	(0.24)	(0.02)	(0.26)
Year Ended February 29, 2012	11.51	0.33	(d)	0.48	0.81	(0.32)	(0.02)	(0.34)
Year Ended February 28, 2011	11.28	0.34	(d)	0.23	0.57	(0.34)	—	(0.34)

Select Class
Year Ended February 28, 2015	11.64	0.28	(d)	0.21	0.49	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2014	12.01	0.32	(d)	(0.32)	— (e)	(0.31)	(0.06)	(0.37)
Year Ended February 28, 2013	11.92	0.34	(d)	0.11	0.45	(0.34)	(0.02)	(0.36)
Year Ended February 29, 2012	11.45	0.42	(d)	0.49	0.91	(0.42)	(0.02)	(0.44)
Year Ended February 28, 2011	11.22	0.44	(d)	0.22	0.66	(0.43)	—	(0.43)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.

160	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.84	4.16%	$5,034,237	0.74%	2.27%	0.96%	15%
11.65	(0.08)	5,237,738	0.75	2.52	0.97	15
12.02	3.56	6,347,063	0.74	2.68	0.97	15
11.93	7.89	5,937,341	0.75	3.40	0.98	20
11.46	5.75	3,982,404	0.74	3.62	0.97	24

11.90	3.45	1,047,962	1.39	1.62	1.46	15
11.71	(0.69)	1,216,032	1.40	1.84	1.47	15
12.07	2.91	2,549,712	1.39	2.03	1.47	15
11.98	7.15	2,400,830	1.40	2.76	1.48	20
11.51	5.04	2,181,719	1.39	2.97	1.47	24

11.83	4.32	12,232,357	0.57	2.43	0.71	15
11.64	0.08	9,526,541	0.58	2.68	0.72	15
12.01	3.73	14,911,091	0.57	2.84	0.72	15
11.92	8.09	12,717,750	0.58	3.58	0.73	20
11.45	5.96	10,523,393	0.57	3.79	0.72	24

JULY 1, 2015	161

Financial Highlights (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Core Plus Bond Fund
Class A
Year Ended February 28, 2015	$8.31	$0.27	(d)	$0.15	$0.42	$(0.27)	$(0.06)		$(0.33)
Year Ended February 28, 2014	8.49	0.30	(d)	(0.12)	0.18	(0.30)	(0.06)		(0.36)
Year Ended February 28, 2013	8.38	0.31	(d)	0.10	0.41	(0.30)	—	(e)	(0.30)
Year Ended February 29, 2012	8.19	0.38	(d)	0.19	0.57	(0.38)	—	(e)	(0.38)
Year Ended February 28, 2011	7.85	0.37	(d)	0.34	0.71	(0.37)	—		(0.37)

Class C
Year Ended February 28, 2015	8.35	0.22	(d)	0.14	0.36	(0.21)	(0.06)		(0.27)
Year Ended February 28, 2014	8.52	0.24	(d)	(0.11)	0.13	(0.24)	(0.06)		(0.30)
Year Ended February 28, 2013	8.42	0.26	(d)	0.09	0.35	(0.25)	—	(e)	(0.25)
Year Ended February 29, 2012	8.23	0.33	(d)	0.19	0.52	(0.33)	—	(e)	(0.33)
Year Ended February 28, 2011	7.88	0.32	(d)	0.35	0.67	(0.32)	—		(0.32)

Select Class
Year Ended February 28, 2015	8.30	0.28	(d)	0.14	0.42	(0.27)	(0.06)		(0.33)
Year Ended February 28, 2014	8.48	0.30	(d)	(0.11)	0.19	(0.31)	(0.06)		(0.37)
Year Ended February 28, 2013	8.38	0.32	(d)	0.09	0.41	(0.31)	—	(e)	(0.31)
Year Ended February 29, 2012	8.19	0.39	(d)	0.19	0.58	(0.39)	—	(e)	(0.39)
Year Ended February 28, 2011	7.85	0.38	(d)	0.34	0.72	(0.38)	—		(0.38)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.

162	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$8.40	5.10%	$596,507	0.74%	3.18%	0.97%	52%
8.31	2.12	334,499	0.75	3.54	0.95	25
8.49	5.06	568,987	0.73	3.67	0.95	25
8.38	7.19	424,254	0.75	4.63	0.97	23
8.19	9.23	327,106	0.73	4.62	0.97	22

8.44	4.37	254,815	1.39	2.58	1.46	52
8.35	1.54	254,763	1.40	2.88	1.45	25
8.52	4.27	559,441	1.38	3.02	1.45	25
8.42	6.48	398,777	1.40	3.97	1.47	23
8.23	8.63	287,042	1.38	3.97	1.47	22

8.39	5.20	1,542,145	0.64	3.32	0.69	52
8.30	2.23	1,275,145	0.65	3.66	0.70	25
8.48	5.05	1,516,099	0.63	3.78	0.70	25
8.38	7.28	1,340,341	0.64	4.74	0.72	23
8.19	9.35	1,260,849	0.63	4.75	0.72	22

JULY 1, 2015	163

Financial Highlights (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain	Total distributions
Corporate Bond Fund
Class A
Year Ended February 28, 2015	$9.83	$0.29	(f)	$0.38		$0.67		$(0.29)	$(0.02)	$(0.31)
March 1, 2013 (g) through February 28, 2014	10.00	0.26	(f)(h)	(0.22	)(i)	0.04		(0.21)	—	(0.21)

Class C
Year Ended February 28, 2015	9.84	0.24	(f)	0.38		0.62		(0.25)	(0.02)	(0.27)
March 1, 2013 (g) through February 28, 2014	10.00	0.19	(f)(h)	(0.19	)(i)	—	(k)	(0.16)	—	(0.16)

Select Class
Year Ended February 28, 2015	9.84	0.31	(f)	0.40		0.71		(0.32)	(0.02)	(0.34)
March 1, 2013 (g) through February 28, 2014	10.00	0.25	(f)(h)	(0.18	)(i)	0.07		(0.23)	—	(0.23)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
(j)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.
(k)	Amount rounds to less than $0.01.

164	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$10.19	6.94%	$105,079	0.74%		2.88%		1.05%		74%
9.83	0.43	66,183	0.74	(j)	2.73	(h)(j)	0.96	(j)	77

10.19	6.36	108	1.24		2.36		1.46		74
9.84	0.02	60	1.24	(j)	1.95	(h)(j)	1.54	(j)	77

10.21	7.29	18,563	0.49		3.14		0.73		74
9.84	0.72	14,113	0.49	(j)	2.65	(h)(j)	0.79	(j)	77

JULY 1, 2015	165

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Emerging Markets Corporate Debt Fund
Class A
Year Ended February 28, 2015	$10.32	$0.44	$(0.02)		$0.42	$(0.43)	$(0.12)	$(0.55)
September 4, 2013 (g) through February 28, 2014	10.00	0.20	0.33		0.53	(0.18)	(0.03)	(0.21)

Class C
Year Ended February 28, 2015	10.32	0.38	—	(h)	0.38	(0.38)	(0.12)	(0.50)
September 4, 2013 (g) through February 28, 2014	10.00	0.17	0.34		0.51	(0.16)	(0.03)	(0.19)

Select Class
Year Ended February 28, 2015	10.32	0.46	—	(h)	0.46	(0.46)	(0.12)	(0.58)
September 4, 2013 (g) through February 28, 2014	10.00	0.21	0.33		0.54	(0.19)	(0.03)	(0.22)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.
(g)	Commencement of operations.
(h)	Amount rounds to less than $0.01.

166	J.P. MORGAN INCOME FUNDS

	Ratio/Supplemental data
			Ratio to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$10.19	4.14%	$55	1.25%		4.17%		2.45%		81%
10.32	5.39	53	1.25	(f)	3.98	(f)	2.85	(f)	46

10.20	3.73	55	1.75		3.68		2.96		81
10.32	5.13	52	1.75	(f)	3.48	(f)	3.35	(f)	46

10.20	4.49	22,175	1.00		4.43		2.21		81
10.32	5.50	20,938	1.00	(f)	4.23	(f)	2.61	(f)	46

JULY 1, 2015	167

Financial Highlights (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
Emerging Markets Debt Fund
Class A
Year Ended February 28, 2015	$8.22	$0.38	(d)(e)	$(0.14)	$0.24	$(0.29)	$—
Year Ended February 28, 2014	9.02	0.39	(d)	(0.78)	(0.39)	(0.41)	—
Year Ended February 28, 2013	8.47	0.41	(d)	0.60	1.01	(0.46)	—
Year Ended February 29, 2012	7.94	0.45	(d)	0.54	0.99	(0.46)	—	(f)
Year Ended February 28, 2011	7.54	0.42	(d)	0.41	0.83	(0.43)	—	(f)

Class C
Year Ended February 28, 2015	8.20	0.34	(d)(e)	(0.14)	0.20	(0.25)	—
Year Ended February 28, 2014	9.00	0.35	(d)	(0.78)	(0.43)	(0.37)	—
Year Ended February 28, 2013	8.46	0.37	(d)	0.60	0.97	(0.43)	—
Year Ended February 29, 2012	7.93	0.41	(d)	0.55	0.96	(0.43)	—	(f)
Year Ended February 28, 2011	7.54	0.38	(d)	0.40	0.78	(0.39)	—	(f)

Select Class
Year Ended February 28, 2015	8.23	0.40	(d)(e)	(0.14)	0.26	(0.31)	—
Year Ended February 28, 2014	9.03	0.41	(d)	(0.78)	(0.37)	(0.43)	—
Year Ended February 28, 2013	8.48	0.43	(d)	0.61	1.04	(0.49)	—
Year Ended February 29, 2012	7.94	0.47	(d)	0.55	1.02	(0.48)	—	(f)
Year Ended February 28, 2011	7.54	0.44	(d)	0.41	0.85	(0.45)	—	(f)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(f)	Amount rounds to less than $0.01.

168	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$8.17	2.90%	$92,832	1.22%	4.50	%(e)	1.45%	164%
8.22	(4.36)	59,212	1.25	4.64		1.39	120
9.02	12.29	71,430	1.25	4.67		1.38	152
8.47	12.95	60,961	1.25	5.49		1.40	124
7.94	11.15	71,749	1.26	5.26		1.45	126

8.15	2.42	11,873	1.73	4.09	(e)	1.90	164
8.20	(4.83)	12,319	1.74	4.10		1.88	120
9.00	11.70	22,183	1.75	4.16		1.88	152
8.46	12.50	13,037	1.75	4.99		1.90	124
7.93	10.48	8,590	1.77	4.77		1.95	126

8.18	3.14	180,886	0.97	4.80	(e)	1.12	164
8.23	(4.13)	127,240	0.99	4.89		1.14	120
9.03	12.56	215,350	1.00	4.93		1.13	152
8.48	13.32	229,270	1.00	5.73		1.15	124
7.94	11.42	204,624	1.04	5.56		1.21	126

JULY 1, 2015	169

Financial Highlights (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Government Bond Fund
Class A
Year Ended February 28, 2015	$11.03	$0.27	$0.19	$0.46	$(0.26)	$(0.21)	$(0.47)
Year Ended February 28, 2014	11.56	0.29	(0.47)	(0.18)	(0.30)	(0.05)	(0.35)
Year Ended February 28, 2013	11.55	0.30	0.01	0.31	(0.30)	—	(0.30)
Year Ended February 29, 2012	10.81	0.38	0.76	1.14	(0.38)	(0.02)	(0.40)
Year Ended February 28, 2011	10.70	0.39	0.11	0.50	(0.39)	—	(0.39)

Class C
Year Ended February 28, 2015	10.99	0.19	0.19	0.38	(0.18)	(0.21)	(0.39)
Year Ended February 28, 2014	11.52	0.20	(0.47)	(0.27)	(0.21)	(0.05)	(0.26)
Year Ended February 28, 2013	11.51	0.22	— (d)	0.22	(0.21)	—	(0.21)
Year Ended February 29, 2012	10.78	0.30	0.75	1.05	(0.30)	(0.02)	(0.32)
Year Ended February 28, 2011	10.66	0.31	0.12	0.43	(0.31)	—	(0.31)

Select Class
Year Ended February 28, 2015	11.03	0.31	0.18	0.49	(0.29)	(0.21)	(0.50)
Year Ended February 28, 2014	11.56	0.32	(0.48)	(0.16)	(0.32)	(0.05)	(0.37)
Year Ended February 28, 2013	11.54	0.33	0.02	0.35	(0.33)	—	(0.33)
Year Ended February 29, 2012	10.80	0.41	0.76	1.17	(0.41)	(0.02)	(0.43)
Year Ended February 28, 2011	10.69	0.42	0.11	0.53	(0.42)	—	(0.42)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Amount rounds to less than $0.01.

170	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.02	4.23%	$583,764	0.75%	2.47%	1.09%	18%
11.03	(1.60)	681,612	0.74	2.55	1.05	5
11.56	2.67	777,517	0.74	2.61	1.01	12
11.55	10.67	615,219	0.74	3.33	1.03	15
10.81	4.69	474,402	0.74	3.56	0.99	18

10.98	3.47	77,471	1.48	1.74	1.57	18
10.99	(2.35)	86,180	1.47	1.80	1.54	5
11.52	1.94	186,164	1.47	1.89	1.51	12
11.51	9.81	201,498	1.47	2.61	1.53	15
10.78	4.02	171,114	1.47	2.83	1.49	18

11.02	4.51	556,051	0.48	2.74	0.82	18
11.03	(1.36)	685,750	0.47	2.82	0.80	5
11.56	3.02	859,946	0.47	2.88	0.76	12
11.54	10.96	769,531	0.47	3.62	0.78	15
10.80	4.97	809,433	0.47	3.83	0.74	18

JULY 1, 2015	171

Financial Highlights (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
High Yield Fund
Class A
Year Ended February 28, 2015	$8.08	$0.41	(d)	$(0.19)	$0.22	$(0.42)	$(0.17)	$(0.59)	$—
Year Ended February 28, 2014	8.17	0.47	(d)	0.12	0.59	(0.47)	(0.21)	(0.68)	—
Year Ended February 28, 2013	7.89	0.51	(d)	0.32	0.83	(0.50)	(0.05)	(0.55)	—
Year Ended February 29, 2012	8.33	0.55	(d)	(0.27)	0.28	(0.56)	(0.16)	(0.72)	—	(e)
Year Ended February 28, 2011	7.72	0.63	(d)	0.64	1.27	(0.63)	(0.03)	(0.66)	—	(e)

Class C
Year Ended February 28, 2015	8.09	0.36	(d)	(0.19)	0.17	(0.37)	(0.17)	(0.54)	—
Year Ended February 28, 2014	8.18	0.43	(d)	0.12	0.55	(0.43)	(0.21)	(0.64)	—
Year Ended February 28, 2013	7.90	0.46	(d)	0.33	0.79	(0.46)	(0.05)	(0.51)	—
Year Ended February 29, 2012	8.34	0.50	(d)	(0.27)	0.23	(0.51)	(0.16)	(0.67)	—	(e)
Year Ended February 28, 2011	7.72	0.58	(d)	0.64	1.22	(0.57)	(0.03)	(0.60)	—	(e)

Select Class
Year Ended February 28, 2015	8.11	0.42	(d)	(0.18)	0.24	(0.43)	(0.17)	(0.60)	—
Year Ended February 28, 2014	8.20	0.49	(d)	0.12	0.61	(0.49)	(0.21)	(0.70)	—
Year Ended February 28, 2013	7.92	0.53	(d)	0.32	0.85	(0.52)	(0.05)	(0.57)	—
Year Ended February 29, 2012	8.36	0.58	(d)	(0.28)	0.30	(0.58)	(0.16)	(0.74)	—	(e)
Year Ended February 28, 2011	7.74	0.65	(d)	0.65	1.30	(0.65)	(0.03)	(0.68)	—	(e)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.

172	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$7.71	2.86%	$831,346	0.99%	5.14%	1.35%	52%
8.08	7.57	1,066,865	1.04	5.84	1.32	54
8.17	10.98	964,864	1.12	6.32	1.33	65
7.89	3.69	1,103,966	1.15	6.98	1.34	41
8.33	17.07	856,717	1.14	7.81	1.32	45

7.72	2.27	278,495	1.58	4.55	1.84	52
8.09	7.00	315,026	1.59	5.29	1.81	54
8.18	10.33	348,508	1.68	5.75	1.84	65
7.90	3.03	280,078	1.80	6.33	1.84	41
8.34	16.45	248,488	1.79	7.17	1.82	45

7.75	3.16	7,089,261	0.83	5.30	1.09	52
8.11	7.76	7,329,642	0.84	6.04	1.06	54
8.20	11.18	8,127,147	0.87	6.57	1.08	65
7.92	3.95	8,616,283	0.90	7.23	1.09	41
8.36	17.44	7,478,536	0.89	8.06	1.07	45

JULY 1, 2015	173

Financial Highlights (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Income Fund
Class A
June 2, 2014 (g) through February 28, 2015	$10.00	$0.39	$(0.15)	$0.24	$(0.38)

Class C
June 2, 2014 (g) through February 28, 2015	10.00	0.34	(0.15)	0.19	(0.33)

Select Class
June 2, 2014 (g) through February 28, 2015	10.00	0.40	(0.15)	0.25	(0.39)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2015.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Commencement of operations.

174	J.P. MORGAN INCOME FUNDS

	Ratio/Supplemental data
			Ratio to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period	Net expenses (d)(e)	Net investment income (loss) (e)	Expenses without waivers, reimbursements and earnings credits (e)	Portfolio turnover rate (b)(f)

$9.86	2.42%	$132,974	0.75%	5.40%	2.57%	61%

9.86	1.96	192,151	1.25	4.96	3.16	61

9.86	2.51	26,076,165	0.50	5.50	2.07	61

JULY 1, 2015	175

Financial Highlights (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Inflation Managed Bond Fund
Class A
Year Ended February 28, 2015	$10.51	$0.12	(f)(g)	$(0.14)	$(0.02)	$(0.12)	$—	$(0.12)
Year Ended February 28, 2014	10.81	0.12	(f)	(0.30)	(0.18)	(0.11)	(0.01)	(0.12)
Year Ended February 28, 2013	10.74	0.15	(f)	0.13	0.28	(0.16)	(0.05)	(0.21)
Year Ended February 29, 2012	10.34	0.22	(f)	0.44	0.66	(0.21)	(0.05)	(0.26)
March 31, 2010 (h) through February 28, 2011	10.00	0.15	(f)	0.41	0.56	(0.16)	(0.06)	(0.22)

Class C
Year Ended February 28, 2015	10.48	0.05	(f)(g)	(0.13)	(0.08)	(0.07)	—	(0.07)
Year Ended February 28, 2014	10.78	0.04	(f)	(0.29)	(0.25)	(0.04)	(0.01)	(0.05)
Year Ended February 28, 2013	10.73	0.08	(f)	0.12	0.20	(0.10)	(0.05)	(0.15)
Year Ended February 29, 2012	10.34	0.16	(f)	0.43	0.59	(0.15)	(0.05)	(0.20)
March 31, 2010 (h) through February 28, 2011	10.00	0.11	(f)	0.39	0.50	(0.10)	(0.06)	(0.16)

Select Class
Year Ended February 28, 2015	10.51	0.13	(f)(g)	(0.13)	— (i)	(0.14)	—	(0.14)
Year Ended February 28, 2014	10.81	0.13	(f)	(0.29)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.74	0.17	(f)	0.12	0.29	(0.17)	(0.05)	(0.22)
Year Ended February 29, 2012	10.34	0.24	(f)	0.44	0.68	(0.23)	(0.05)	(0.28)
March 31, 2010 (h) through February 28, 2011	10.00	0.19	(f)	0.38	0.57	(0.17)	(0.06)	(0.23)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Commencement of operations.
(i)	Amount rounds to less than $0.01.

176	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.37	(0.18)%	$59,129	0.75%	1.15	%(g)	1.05%	28%
10.51	(1.66)	67,620	0.75	1.15		1.05	35
10.81	2.60	160,110	0.74	1.41		1.01	16
10.74	6.42	134,099	0.74	2.09		1.02	36
10.34	5.62	28,242	0.73	1.60		1.24	69

10.33	(0.82)	4,453	1.40	0.51	(g)	1.52	28
10.48	(2.27)	5,253	1.40	0.42		1.56	35
10.78	1.89	6,580	1.39	0.72		1.51	16
10.73	5.68	4,302	1.39	1.47		1.53	36
10.34	5.01	284	1.39	1.17		2.78	69

10.37	(0.04)	1,202,468	0.60	1.26	(g)	0.75	28
10.51	(1.47)	1,090,324	0.60	1.20		0.81	35
10.81	2.71	1,141,000	0.59	1.53		0.76	16
10.74	6.56	870,400	0.59	2.22		0.77	36
10.34	5.70	346,927	0.59	1.97		1.18	69

JULY 1, 2015	177

Financial Highlights (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Limited Duration Bond Fund
Class A
Year Ended February 28, 2015	$9.96	$0.07	(d)	$0.06	$0.13	$(0.07)
Year Ended February 28, 2014	9.84	0.06	(d)	0.14	0.20	(0.08)
Year Ended February 28, 2013	9.46	0.13	(d)	0.37	0.50	(0.12)
Year Ended February 29, 2012	9.46	0.18	(d)	(0.01)	0.17	(0.17)
Year Ended February 28, 2011	8.90	0.21	(d)	0.56	0.77	(0.21)

Class C
Year Ended February 28, 2015	9.86	0.02	(d)	0.05	0.07	(0.02)
Year Ended February 28, 2014	9.74	0.01	(d)	0.14	0.15	(0.03)
Year Ended February 28, 2013	9.37	0.08	(d)	0.37	0.45	(0.08)
Year Ended February 29, 2012	9.37	0.13	(d)	(0.01)	0.12	(0.12)
Year Ended February 28, 2011	8.82	0.17	(d)	0.55	0.72	(0.17)

Select Class
Year Ended February 28, 2015	9.96	0.10	(d)	0.05	0.15	(0.09)
Year Ended February 28, 2014	9.84	0.08	(d)	0.14	0.22	(0.10)
Year Ended February 28, 2013	9.46	0.16	(d)	0.37	0.53	(0.15)
Year Ended February 29, 2012	9.46	0.20	(d)	(0.01)	0.19	(0.19)
Year Ended February 28, 2011	8.90	0.24	(d)	0.56	0.80	(0.24)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.

178	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate (c)

$10.02	1.28%	$204,080	0.68%	0.74%	0.93%	24%
9.96	2.01	185,550	0.67	0.60	0.93	23
9.84	5.36	63,879	0.67	1.37	0.95	24
9.46	1.80	48,120	0.68	1.89	0.94	21
9.46	8.78	69,464	0.67	2.32	0.95	28

9.91	0.72	53,773	1.18	0.24	1.42	24
9.86	1.49	57,659	1.17	0.10	1.42	23
9.74	4.80	63,760	1.17	0.87	1.45	24
9.37	1.33	54,348	1.18	1.39	1.44	21
9.37	8.20	66,659	1.17	1.82	1.45	28

10.02	1.55	637,355	0.43	1.00	0.65	24
9.96	2.23	548,277	0.42	0.85	0.67	23
9.84	5.61	377,532	0.42	1.61	0.70	24
9.46	2.08	292,294	0.43	2.13	0.69	21
9.46	9.05	256,477	0.42	2.57	0.70	28

JULY 1, 2015	179

Financial Highlights (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distribution
Mortgage-Backed Securities Fund
Class A
Year Ended February 28, 2015	$11.58	$0.34	$0.08	$0.42	$(0.34)	$(0.01)	$(0.35)
Year Ended February 28, 2014	11.84	0.35	(0.30)	0.05	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2013	11.75	0.34	0.08	0.42	(0.33)	—	(0.33)
Year Ended February 29, 2012	11.50	0.49	0.25	0.74	(0.49)	—	(0.49)
Year Ended February 28, 2011	11.22	0.55	0.28	0.83	(0.55)	—	(0.55)

Class C
Year Ended February 28, 2015	11.30	0.27	0.09	0.36	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2014	11.57	0.26	(0.27)	(0.01)	(0.25)	(0.01)	(0.26)
July 2, 2012 (f) through February 28, 2013	11.55	0.17	0.04	0.21	(0.19)	—	(0.19)

Select Class
Year Ended February 28, 2015	11.32	0.35	0.10	0.45	(0.37)	(0.01)	(0.38)
Year Ended February 28, 2014	11.59	0.35	(0.28)	0.07	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2013	11.51	0.36	0.08	0.44	(0.36)	—	(0.36)
Year Ended February 29, 2012	11.27	0.53	0.23	0.76	(0.52)	—	(0.52)
Year Ended February 28, 2011	11.01	0.57	0.26	0.83	(0.57)	—	(0.57)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Commencement of offering of class of shares.

180	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.65	3.69%	$139,104	0.65%	2.85%	1.02%	7%
11.58	0.45	149,964	0.65	2.66	0.99	9
11.84	3.57	294,739	0.64	2.88	0.98	19
11.75	6.57	255,946	0.64	4.29	0.98	21
11.50	7.48	176,334	0.64	4.84	0.98	30

11.36	3.21	7,704	1.15	2.36	1.52	7
11.30	(0.10)	6,322	1.15	2.22	1.50	9
11.57	1.81	6,592	1.14	2.08	1.49	19

11.39	4.05	1,040,420	0.40	3.10	0.75	7
11.32	0.63	1,043,527	0.40	2.89	0.74	9
11.59	3.83	2,242,411	0.39	3.09	0.73	19
11.51	6.89	1,264,766	0.39	4.51	0.73	21
11.27	7.71	580,212	0.39	5.12	0.73	30

JULY 1, 2015	181

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Real Return Fund
Class A
Year Ended February 28, 2015	$9.87	$0.08	(d)(e)	$0.09	$0.17	$(0.10)	$(0.02)	$(0.12)
Year Ended February 28, 2014	10.68	0.17	(d)	(0.86)	(0.69)	(0.08)	(0.04)	(0.12)
Year Ended February 28, 2013	10.63	0.13	(d)	0.25	0.38	(0.13)	(0.20)	(0.33)
Year Ended February 29, 2012	9.66	0.26	(d)	1.06	1.32	(0.35)	—	(0.35)
Year Ended February 28, 2011	9.29	0.21		0.37	0.58	(0.21)	—	(0.21)

Class C
Year Ended February 28, 2015	9.68	0.01	(d)(e)	0.10	0.11	(0.04)	(0.02)	(0.06)
Year Ended February 28, 2014	10.51	0.12	(d)	(0.86)	(0.74)	(0.05)	(0.04)	(0.09)
Year Ended February 28, 2013	10.51	0.06	(d)	0.25	0.31	(0.11)	(0.20)	(0.31)
Year Ended February 29, 2012	9.59	0.20	(d)	1.03	1.23	(0.31)	—	(0.31)
Year Ended February 28, 2011	9.22	0.15		0.38	0.53	(0.16)	—	(0.16)

Select Class
Year Ended February 28, 2015	9.95	0.03	(d)(e)	0.16	0.19	(0.11)	(0.02)	(0.13)
Year Ended February 28, 2014	10.76	0.21	(d)	(0.88)	(0.67)	(0.10)	(0.04)	(0.14)
Year Ended February 28, 2013	10.70	0.11	(d)	0.29	0.40	(0.14)	(0.20)	(0.34)
Year Ended February 29, 2012	9.71	0.40	(d)	0.93	1.33	(0.34)	—	(0.34)
Year Ended February 28, 2011	9.33	0.26		0.35	0.61	(0.23)	—	(0.23)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.

182	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$9.92	1.72%	$11,251	0.74%	0.81	%(e)	1.18%	53%
9.87	(6.43)	15,774	0.75	1.63		1.13	60
10.68	3.65	40,628	0.75	1.22		1.10	42
10.63	13.96	42,914	0.75	2.51		1.13	86
9.66	6.34	29,341	0.75	2.18		1.05	48

9.73	1.16	9,564	1.39	0.13	(e)	1.68	53
9.68	(7.07)	13,166	1.40	1.16		1.62	60
10.51	3.01	45,401	1.40	0.60		1.60	42
10.51	13.10	51,438	1.40	2.00		1.63	86
9.59	5.76	40,874	1.40	1.52		1.54	48

10.01	1.96	1,546	0.59	0.34	(e)	0.92	53
9.95	(6.28)	1,323	0.60	2.05		0.87	60
10.76	3.78	8,924	0.60	1.02		0.85	42
10.70	14.04	5,148	0.60	3.97		0.87	86
9.71	6.57	38,118	0.60	2.62		0.80	48

JULY 1, 2015	183

Financial Highlights (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration Bond Fund
Class A
Year Ended February 28, 2015	$10.90	$0.07	(d)	$(0.02)	$0.05	$(0.07)	$(0.01)	$(0.08)
Year Ended February 28, 2014	10.97	0.07	(d)	(0.06)	0.01	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2013	10.97	0.11	(d)	— (e)	0.11	(0.11)	— (e)	(0.11)
Year Ended February 29, 2012	10.95	0.15	(d)	0.04	0.19	(0.15)	(0.02)	(0.17)
Year Ended February 28, 2011	10.90	0.16	(d)	0.06	0.22	(0.16)	(0.01)	(0.17)

Class C
Year Ended February 28, 2015	10.97	0.01	(d)	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)
Year Ended February 28, 2014	11.04	0.01	(d)	(0.05)	(0.04)	(0.02)	(0.01)	(0.03)
Year Ended February 28, 2013	11.04	0.05	(d)	— (e)	0.05	(0.05)	— (e)	(0.05)
Year Ended February 29, 2012	11.02	0.09	(d)	0.04	0.13	(0.09)	(0.02)	(0.11)
Year Ended February 28, 2011	10.97	0.10	(d)	0.06	0.16	(0.10)	(0.01)	(0.11)

Select Class
Year Ended February 28, 2015	10.91	0.10	(d)	(0.02)	0.08	(0.09)	(0.01)	(0.10)
Year Ended February 28, 2014	10.98	0.10	(d)	(0.06)	0.04	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2013	10.99	0.13	(d)	(0.01)	0.12	(0.13)	— (e)	(0.13)
Year Ended February 29, 2012	10.96	0.18	(d)	0.05	0.23	(0.18)	(0.02)	(0.20)
Year Ended February 28, 2011	10.92	0.19	(d)	0.05	0.24	(0.19)	(0.01)	(0.20)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.

184	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.87	0.38%	$225,852	0.80%	0.63%	0.92%	41%
10.90	0.11	240,174	0.80	0.63	0.89	38
10.97	0.99	281,110	0.80	0.97	0.86	33
10.97	1.76	260,098	0.80	1.36	0.86	40
10.95	2.04	250,706	0.79	1.45	0.86	36

10.94	(0.10)	124,100	1.30	0.13	1.40	41
10.97	(0.39)	154,636	1.30	0.14	1.39	38
11.04	0.50	237,782	1.30	0.48	1.36	33
11.04	1.23	297,098	1.30	0.86	1.37	40
11.02	1.51	321,680	1.29	0.95	1.36	36

10.89	0.72	7,781,780	0.55	0.88	0.65	41
10.91	0.36	7,800,036	0.55	0.88	0.64	38
10.98	1.13	7,712,342	0.55	1.22	0.61	33
10.99	2.10	6,946,436	0.55	1.61	0.61	40
10.96	2.20	6,829,822	0.54	1.70	0.61	36

JULY 1, 2015	185

Financial Highlights (continued)

		Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net investment gain	Total distribution
Short Duration High Yield Fund
Class A
Year Ended February 28, 2015	$10.05	$0.41	(f)	$(0.28)		$0.13	$(0.41)	$(0.01)	$(0.42)
March 1, 2013 (h) through February 28, 2014	10.00	0.41	(f)	(0.02	)(i)	0.39	(0.34)	—	(0.34)

Class C
Year Ended February 28, 2015	10.05	0.36	(f)	(0.28)		0.08	(0.37)	(0.01)	(0.38)
March 1, 2013 (h) through February 28, 2014	10.00	0.36	(f)	(0.02	)(i)	0.34	(0.29)	—	(0.29)

Select Class
Year Ended February 28, 2015	10.05	0.44	(f)	(0.28)		0.16	(0.44)	(0.01)	(0.45)
March 1, 2013 (h) through February 28, 2014	10.00	0.43	(f)	(0.01	)(i)	0.42	(0.37)	—	(0.37)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.
(h)	Commencement of operations.
(i)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating markets values of the Fund’s investments.

186	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$9.76	1.31%	$1,965	0.89%		4.15%		1.21%		73%
10.05	4.02	1,415	0.89	(g)	4.13	(g)	1.45	(g)	66

9.75	0.80	324	1.39		3.63		1.73		73
10.05	3.48	55	1.39	(g)	3.62	(g)	2.15	(g)	66

9.76	1.54	173,375	0.64		4.40		0.95		73
10.05	4.24	201,219	0.63	(g)	4.36	(g)	1.15	(g)	66

JULY 1, 2015	187

Financial Highlights (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Strategic Income Opportunities Fund
Class A
Year Ended February 28, 2015	$11.91	$0.19	$(0.18)	$0.01	$(0.16)	$—	$(0.16)
Year Ended February 28, 2014	11.88	0.25	0.02	0.27	(0.24)	—	(0.24)
Year Ended February 28, 2013	11.53	0.38	0.35	0.73	(0.38)	— (d)	(0.38)
Year Ended February 29, 2012	11.99	0.30	(0.29)	0.01	(0.30)	(0.17)	(0.47)
Year Ended February 28, 2011	11.56	0.33	0.43	0.76	(0.32)	(0.01)	(0.33)

Class C
Year Ended February 28, 2015	11.89	0.11	(0.16)	(0.05)	(0.11)	—	(0.11)
Year Ended February 28, 2014	11.86	0.20	0.02	0.22	(0.19)	—	(0.19)
Year Ended February 28, 2013	11.52	0.33	0.34	0.67	(0.33)	— (d)	(0.33)
Year Ended February 29, 2012	11.98	0.24	(0.29)	(0.05)	(0.24)	(0.17)	(0.41)
Year Ended February 28, 2011	11.55	0.27	0.44	0.71	(0.27)	(0.01)	(0.28)

Select Class
Year Ended February 28, 2015	11.94	0.21	(0.18)	0.03	(0.19)	—	(0.19)
Year Ended February 28, 2014	11.90	0.28	0.03	0.31	(0.27)	—	(0.27)
Year Ended February 28, 2013	11.56	0.41	0.34	0.75	(0.41)	— (d)	(0.41)
Year Ended February 29, 2012	12.01	0.33	(0.28)	0.05	(0.33)	(0.17)	(0.50)
Year Ended February 28, 2011	11.58	0.35	0.44	0.79	(0.35)	(0.01)	(0.36)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Amount rounds to less than $0.01.

188	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.76	0.08%	$2,651,180	0.88%	1.43%	1.14%	255%
11.91	2.32	5,004,804	0.90	2.16	1.10	216
11.88	6.47	2,486,635	0.91	3.31	1.08	325
11.53	0.13	2,209,265	0.88	2.53	1.09	206
11.99	6.70	2,421,215	0.88	2.83	1.08	97

11.73	(0.42)	1,709,941	1.38	0.96	1.60	255
11.89	1.85	1,877,626	1.40	1.68	1.60	216
11.86	5.91	1,260,822	1.41	2.81	1.58	325
11.52	(0.36)	1,169,989	1.38	2.04	1.59	206
11.98	6.20	1,141,148	1.38	2.34	1.58	97

11.78	0.28	17,104,614	0.63	1.70	0.84	255
11.94	2.64	18,302,851	0.65	2.42	0.85	216
11.90	6.64	10,705,950	0.66	3.56	0.83	325
11.56	0.46	9,548,399	0.63	2.79	0.84	206
12.01	6.92	9,448,260	0.63	3.08	0.83	97

JULY 1, 2015	189

Financial Highlights (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Total Return Fund
Class A
Year Ended February 28, 2015	$10.02	$0.25	(e)	$0.17	$0.42	$(0.22)	$(0.08)	$(0.30)
Year Ended February 28, 2014	10.35	0.34		(0.18)	0.16	(0.34)	(0.15)	(0.49)
Year Ended February 28, 2013	10.09	0.34		0.35	0.69	(0.34)	(0.09)	(0.43)
Year Ended February 29, 2012	10.40	0.36	(d)	0.34	0.70	(0.36)	(0.65)	(1.01)
Year Ended February 28, 2011	10.37	0.41	(d)	0.55	0.96	(0.45)	(0.48)	(0.93)

Class C
Year Ended February 28, 2015	9.99	0.19	(e)	0.17	0.36	(0.16)	(0.08)	(0.24)
Year Ended February 28, 2014	10.33	0.27		(0.19)	0.08	(0.27)	(0.15)	(0.42)
Year Ended February 28, 2013	10.08	0.27		0.35	0.62	(0.28)	(0.09)	(0.37)
Year Ended February 29, 2012	10.39	0.29	(d)	0.35	0.64	(0.30)	(0.65)	(0.95)
Year Ended February 28, 2011	10.36	0.36	(d)	0.53	0.89	(0.38)	(0.48)	(0.86)

Select Class
Year Ended February 28, 2015	10.03	0.24	(e)	0.20	0.44	(0.23)	(0.08)	(0.31)
Year Ended February 28, 2014	10.37	0.36		(0.21)	0.15	(0.34)	(0.15)	(0.49)
Year Ended February 28, 2013	10.11	0.35		0.34	0.69	(0.34)	(0.09)	(0.43)
Year Ended February 29, 2012	10.41	0.37	(d)	0.35	0.72	(0.37)	(0.65)	(1.02)
Year Ended February 28, 2011	10.38	0.46	(d)	0.50	0.96	(0.45)	(0.48)	(0.93)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.

190	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.14	4.26%	$180,588	0.64%	2.27	%(e)	1.09%	394%
10.02	1.64	35,968	0.72	3.31		1.09	406
10.35	6.90	22,423	0.69	3.16		1.01	432
10.09	6.99	5,119	0.70	3.46		1.14	418
10.40	9.44	1,607	0.72	3.84		1.03	455

10.11	3.63	39,361	1.29	1.61	(e)	1.60	394
9.99	0.90	10,199	1.37	2.60		1.58	406
10.33	6.19	12,535	1.34	2.53		1.52	432
10.08	6.33	4,234	1.35	2.82		1.64	418
10.39	8.78	1,927	1.34	3.37		1.50	455

10.16	4.43	208,400	0.56	2.44	(e)	0.81	394
10.03	1.61	146,774	0.62	3.34		0.83	406
10.37	6.96	219,343	0.60	3.37		0.79	432
10.11	7.19	241,928	0.60	3.57		0.86	418
10.41	9.49	301,369	0.60	4.33		0.75	455

JULY 1, 2015	191

Financial Highlights (continued)

		Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations		Net investment income	Net realized gain	Total distributions
Treasury & Agency Fund
Class A
Year Ended February 28, 2015	$9.49	$0.06	(d)	$(0.05)	$0.01		$(0.06)	$(0.03)	$(0.09)
Year Ended February 28, 2014	9.63	0.08	(d)	(0.10)	(0.02)		(0.09)	(0.03)	(0.12)
Year Ended February 28, 2013	9.74	0.09	(d)	(0.06)	0.03		(0.09)	(0.05)	(0.14)
Year Ended February 29, 2012	9.78	0.12	(d)	0.05	0.17		(0.11)	(0.10)	(0.21)
Year Ended February 28, 2011	9.96	0.13	(d)	(0.02)	0.11		(0.13)	(0.16)	(0.29)

Select Class
Year Ended February 28, 2015	9.48	0.08	(d)	(0.05)	0.03		(0.08)	(0.03)	(0.11)
Year Ended February 28, 2014	9.62	0.10	(d)	(0.10)	—	(e)	(0.11)	(0.03)	(0.14)
Year Ended February 28, 2013	9.73	0.11	(d)	(0.06)	0.05		(0.11)	(0.05)	(0.16)
Year Ended February 29, 2012	9.77	0.14	(d)	0.05	0.19		(0.13)	(0.10)	(0.23)
Year Ended February 28, 2011	9.95	0.16	(d)	(0.02)	0.14		(0.16)	(0.16)	(0.32)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.

192	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$9.41	0.12%	$26,654	0.70%	0.64%	1.02%	23%
9.49	(0.20)	44,375	0.70	0.85	0.98	15
9.63	0.23	73,424	0.69	0.89	0.95	19
9.74	1.72	90,893	0.70	1.17	0.95	35
9.78	1.15	99,714	0.70	1.32	0.95	26

9.40	0.38	103,513	0.45	0.87	0.78	23
9.48	0.05	132,599	0.45	1.09	0.73	15
9.62	0.48	235,447	0.44	1.14	0.70	19
9.73	1.97	313,699	0.45	1.42	0.70	35
9.77	1.40	371,384	0.45	1.57	0.70	26

JULY 1, 2015	193

Financial Highlights (continued)

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income
Unconstrained Debt Fund
Class A
Year Ended February 28, 2015	$10.36	$0.27	(f)(j)	$(0.08)		$0.19	$(0.39)
Year Ended February 28, 2014	10.22	0.36	(f)	0.02	(g)	0.38	(0.24)
Year Ended February 28, 2013	10.19	0.32	(f)	0.03	(g)	0.35	(0.32)
Year Ended February 29, 2012	10.06	0.41	(f)	—	(h)	0.41	(0.28)
December 1, 2010 (i) through February 28, 2011	10.00	0.07	(f)	0.03		0.10	(0.04)

Class C
Year Ended February 28, 2015	10.33	0.22	(f)(j)	(0.09)		0.13	(0.35)
Year Ended February 28, 2014	10.20	0.30	(f)	0.03	(g)	0.33	(0.20)
Year Ended February 28, 2013	10.18	0.27	(f)	0.04	(g)	0.31	(0.29)
Year Ended February 29, 2012	10.06	0.31	(f)	0.05		0.36	(0.24)
December 1, 2010 (i) through February 28, 2011	10.00	0.06	(f)	0.03		0.09	(0.03)

Select Class
Year Ended February 28, 2015	10.37	0.30	(f)(j)	(0.08)		0.22	(0.41)
Year Ended February 28, 2014	10.23	0.37	(f)	0.03	(g)	0.40	(0.26)
Year Ended February 28, 2013	10.19	0.35	(f)	0.04		0.39	(0.35)
Year Ended February 29, 2012	10.06	0.38	(f)	0.05		0.43	(0.30)
December 1, 2010 (i) through February 28, 2011	10.00	0.07	(f)	0.04		0.11	(0.05)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
(h)	Amount rounds to less than $0.01.
(i)	Commencement of operations.
(j)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.

194	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.16	1.88%	$149,587	0.97%	2.68	%(j)	1.09%	179%
10.36	3.81	101,255	0.97	3.54		1.09	106
10.22	3.56	2,620	0.96	3.18		1.08	269
10.19	4.13	1,315	0.97	4.03		1.16	185
10.06	1.02	50	1.00	2.81		2.61	33

10.11	1.34	4,941	1.47	2.17	(j)	1.61	179
10.33	3.26	1,332	1.47	2.92		1.58	106
10.20	3.07	677	1.46	2.70		1.58	269
10.18	3.63	288	1.46	3.12		1.67	185
10.06	0.90	53	1.50	2.31		3.00	33

10.18	2.17	2,170,937	0.72	2.90	(j)	0.82	179
10.37	3.99	1,589,943	0.72	3.63		0.83	106
10.23	3.91	1,382,250	0.71	3.47		0.83	269
10.19	4.37	636,794	0.71	3.85		0.89	185
10.06	1.09	89,727	0.75	2.83		2.44	33

JULY 1, 2015	195

Additional Fee and Expense Information

ADDITIONAL FEE AND EXPENSE INFORMATION

AFFECTING THE JPMT II FUNDS

In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA1), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expenses information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.

The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and shareholder servicing fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

1	Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (JPMIA), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for certain J.P. Morgan Funds that were previously advised by JPMIA.

The table below show the ratios for Class A, Class C and Select Class Shares of the affected Funds offered in this prospectus.

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Core Bond Fund	A	0.76%	0.98%
	C	1.41%	1.47%
	Select	0.59%	0.73%

JPMorgan Core Plus Bond Fund	A	0.76%	1.00%
	C	1.41%	1.49%
	Select	0.66%	0.69%

JPMorgan Government Bond Fund	A	0.75%	1.12%
	C	1.48%	1.53%
	Select	0.48%	0.79%

JPMorgan High Yield Fund	A	1.01%	1.37%
	C	1.56%	1.85%
	Select	0.81%	1.10%

JPMorgan Limited Duration Bond Fund	A	0.72%	0.97%
	C	1.22%	1.47%
	Select	0.47%	0.65%

JPMorgan Mortgage-Backed Securities Fund	A	0.65%	1.05%
	C	1.15%	1.55%
	Select	0.40%	0.76%

JPMorgan Short Duration Bond Fund	A	0.80%	0.95%
	C	1.30%	1.41%
	Select	0.55%	0.65%

JPMorgan Treasury & Agency Fund	A	0.70%	1.03%
	C*	1.20%	1.53%
	Select	0.45%	0.78%

*	“Net Expense Ratio” and “Gross Expense Ratio” are based on estimated amounts for the current fiscal year.

196	J.P. MORGAN INCOME FUNDS

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On 7/1/15, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•

The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12 month period (year) ended the end of February would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

JULY 1, 2015	197

Additional Fee and Expense Information (continued)

JPMorgan Core Bond Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$450	1.06%	0.33%	0.33%	$144	5.00%	3.59%	3.59%
June 30, 2017	100	6.12	4.36	4.02	155	10.25	7.25	3.53
June 30, 2018	104	11.42	8.56	4.02	160	15.76	11.03	3.53
June 30, 2019	109	16.99	12.92	4.02	166	21.55	14.95	3.53
June 30, 2020	113	22.84	17.46	4.02	172	27.63	19.01	3.53
June 30, 2021	117	28.98	22.19	4.02	178	34.01	23.21	3.53
June 30, 2022	122	35.43	27.10	4.02	184	40.71	27.56	3.53
June 30, 2023	127	42.21	32.21	4.02	191	47.75	32.06	3.53
June 30, 2024	132	49.32	37.52	4.02	198	55.13	36.72	3.53
June 30, 2025	137	56.78	43.05	4.02	205	62.89	41.55	3.53

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2016) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$244	4.00%	2.59%	2.59%

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$60	5.00%	4.41%	4.41%
June 30, 2017	78	10.25	8.87	4.27
June 30, 2018	81	15.76	13.52	4.27
June 30, 2019	85	21.55	18.36	4.27
June 30, 2020	88	27.63	23.42	4.27
June 30, 2021	92	34.01	28.69	4.27
June 30, 2022	96	40.71	34.18	4.27
June 30, 2023	100	47.75	39.91	4.27
June 30, 2024	104	55.13	45.89	4.27
June 30, 2025	109	62.89	52.12	4.27

198	J.P. MORGAN INCOME FUNDS

JPMorgan Core Plus Bond Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$450	1.06%	0.33%	0.33%	$144	5.00%	3.59%	3.59%
June 30, 2017	102	6.12	4.34	4.00	157	10.25	7.23	3.51
June 30, 2018	106	11.42	8.52	4.00	163	15.76	10.99	3.51
June 30, 2019	111	16.99	12.86	4.00	168	21.55	14.89	3.51
June 30, 2020	115	22.84	17.37	4.00	174	27.63	18.92	3.51
June 30, 2021	120	28.98	22.07	4.00	180	34.01	23.09	3.51
June 30, 2022	125	35.43	26.95	4.00	187	40.71	27.41	3.51
June 30, 2023	129	42.21	32.03	4.00	193	47.75	31.88	3.51
June 30, 2024	135	49.32	37.31	4.00	200	55.13	36.51	3.51
June 30, 2025	140	56.78	42.80	4.00	207	62.89	41.31	3.51

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2016) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$244	4.00%	2.59%	2.59%

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$67	5.00%	4.34%	4.34%
June 30, 2017	74	10.25	8.84	4.31
June 30, 2018	77	15.76	13.53	4.31
June 30, 2019	80	21.55	18.42	4.31
June 30, 2020	83	27.63	23.52	4.31
June 30, 2021	87	34.01	28.85	4.31
June 30, 2022	91	40.71	34.40	4.31
June 30, 2023	95	47.75	40.19	4.31
June 30, 2024	99	55.13	46.24	4.31
June 30, 2025	103	62.89	52.54	4.31

JULY 1, 2015	199

Additional Fee and Expense Information (continued)

JPMorgan Government Bond Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$449	1.06%	0.34%	0.34%	$151	5.00%	3.52%	3.52%
June 30, 2017	115	6.12	4.23	3.88	161	10.25	7.11	3.47
June 30, 2018	119	11.42	8.28	3.88	167	15.76	10.83	3.47
June 30, 2019	124	16.99	12.48	3.88	173	21.55	14.67	3.47
June 30, 2020	128	22.84	16.84	3.88	178	27.63	18.65	3.47
June 30, 2021	133	28.98	21.38	3.88	185	34.01	22.77	3.47
June 30, 2022	139	35.43	26.09	3.88	191	40.71	27.03	3.47
June 30, 2023	144	42.21	30.98	3.88	198	47.75	31.44	3.47
June 30, 2024	150	49.32	36.06	3.88	205	55.13	36.00	3.47
June 30, 2025	155	56.78	41.34	3.88	212	62.89	40.72	3.47

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2016) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$251	4.00%	2.52%	2.52%

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$49	5.00%	4.52%	4.52%
June 30, 2017	84	10.25	8.92	4.21
June 30, 2018	88	15.76	13.51	4.21
June 30, 2019	92	21.55	18.28	4.21
June 30, 2020	95	27.63	23.26	4.21
June 30, 2021	99	34.01	28.45	4.21
June 30, 2022	104	40.71	33.86	4.21
June 30, 2023	108	47.75	39.50	4.21
June 30, 2024	113	55.13	45.37	4.21
June 30, 2025	117	62.89	51.49	4.21

200	J.P. MORGAN INCOME FUNDS

JPMorgan High Yield Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$474	1.06%	0.09%	0.09%	$159	5.00%	3.44%	3.44%
June 30, 2017	140	6.12	3.72	3.63	194	10.25	6.70	3.15
June 30, 2018	145	11.42	7.49	3.63	201	15.76	10.06	3.15
June 30, 2019	150	16.99	11.39	3.63	207	21.55	13.53	3.15
June 30, 2020	155	22.84	15.43	3.63	213	27.63	17.10	3.15
June 30, 2021	161	28.98	19.62	3.63	220	34.01	20.79	3.15
June 30, 2022	167	35.43	23.97	3.63	227	40.71	24.60	3.15
June 30, 2023	173	42.21	28.47	3.63	234	47.75	28.52	3.15
June 30, 2024	179	49.32	33.13	3.63	242	55.13	32.57	3.15
June 30, 2025	186	56.78	37.96	3.63	249	62.89	36.75	3.15

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2016) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$259	4.00%	2.44%	2.44%

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$83	5.00%	4.19%	4.19%
June 30, 2017	117	10.25	8.25	3.90
June 30, 2018	121	15.76	12.48	3.90
June 30, 2019	126	21.55	16.86	3.90
June 30, 2020	131	27.63	21.42	3.90
June 30, 2021	136	34.01	26.15	3.90
June 30, 2022	141	40.71	31.07	3.90
June 30, 2023	147	47.75	36.19	3.90
June 30, 2024	153	55.13	41.50	3.90
June 30, 2025	159	62.89	47.02	3.90

JULY 1, 2015	201

Additional Fee and Expense Information (continued)

JPMorgan Limited Duration Bond Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$297	2.64%	1.93%	1.93%	$124	5.00%	3.78%	3.78%
June 30, 2017	101	7.77	6.04	4.03	155	10.25	7.44	3.53
June 30, 2018	105	13.16	10.32	4.03	161	15.76	11.24	3.53
June 30, 2019	109	18.82	14.76	4.03	166	21.55	15.16	3.53
June 30, 2020	114	24.76	19.39	4.03	172	27.63	19.23	3.53
June 30, 2021	118	30.99	24.20	4.03	178	34.01	23.44	3.53
June 30, 2022	123	37.54	29.20	4.03	185	40.71	27.79	3.53
June 30, 2023	128	44.42	34.41	4.03	191	47.75	32.31	3.53
June 30, 2024	133	51.64	39.83	4.03	198	55.13	36.98	3.53
June 30, 2025	138	59.22	45.46	4.03	205	62.89	41.81	3.53

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2016) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$224	4.00%	2.78%	2.78%

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$48	5.00%	4.53%	4.53%
June 30, 2017	69	10.25	9.08	4.35
June 30, 2018	72	15.76	13.82	4.35
June 30, 2019	76	21.55	18.77	4.35
June 30, 2020	79	27.63	23.94	4.35
June 30, 2021	82	34.01	29.33	4.35
June 30, 2022	86	40.71	34.96	4.35
June 30, 2023	90	47.75	40.83	4.35
June 30, 2024	94	55.13	46.95	4.35
June 30, 2025	98	62.89	53.35	4.35

202	J.P. MORGAN INCOME FUNDS

JPMorgan Mortgage-Backed Securities Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$439	1.06%	0.44%	0.44%	$117	5.00%	3.85%	3.85%
June 30, 2017	108	6.12	4.40	3.95	164	10.25	7.43	3.45
June 30, 2018	112	11.42	8.53	3.95	169	15.76	11.14	3.45
June 30, 2019	116	16.99	12.81	3.95	175	21.55	14.97	3.45
June 30, 2020	121	22.84	17.27	3.95	181	27.63	18.94	3.45
June 30, 2021	126	28.98	21.90	3.95	188	34.01	23.04	3.45
June 30, 2022	131	35.43	26.72	3.95	194	40.71	27.29	3.45
June 30, 2023	136	42.21	31.72	3.95	201	47.75	31.68	3.45
June 30, 2024	141	49.32	36.93	3.95	208	55.13	36.22	3.45
June 30, 2025	147	56.78	42.34	3.95	215	62.89	40.92	3.45

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2016) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$217	4.00%	2.85%	2.85%

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$41	5.00%	4.60%	4.60%
June 30, 2017	81	10.25	9.04	4.24
June 30, 2018	85	15.76	13.66	4.24
June 30, 2019	88	21.55	18.48	4.24
June 30, 2020	92	27.63	23.50	4.24
June 30, 2021	96	34.01	28.74	4.24
June 30, 2022	100	40.71	34.20	4.24
June 30, 2023	104	47.75	39.89	4.24
June 30, 2024	109	55.13	45.82	4.24
June 30, 2025	113	62.89	52.00	4.24

JULY 1, 2015	203

Additional Fee and Expense Information (continued)

JPMorgan Short Duration Bond Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$305	2.64%	1.86%	1.86%	$132	5.00%	3.70%	3.70%
June 30, 2017	99	7.77	5.98	4.05	149	10.25	7.42	3.59
June 30, 2018	103	13.16	10.27	4.05	154	15.76	11.28	3.59
June 30, 2019	107	18.82	14.74	4.05	160	21.55	15.27	3.59
June 30, 2020	111	24.76	19.39	4.05	165	27.63	19.41	3.59
June 30, 2021	116	30.99	24.22	4.05	171	34.01	23.70	3.59
June 30, 2022	120	37.54	29.25	4.05	178	40.71	28.14	3.59
June 30, 2023	125	44.42	34.49	4.05	184	47.75	32.74	3.59
June 30, 2024	130	51.64	39.93	4.05	191	55.13	37.51	3.59
June 30, 2025	136	59.22	45.60	4.05	197	62.89	42.44	3.59

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2016) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$232	4.00%	2.70%	2.70%

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$56	5.00%	4.45%	4.45%
June 30, 2017	69	10.25	8.99	4.35
June 30, 2018	72	15.76	13.73	4.35
June 30, 2019	76	21.55	18.68	4.35
June 30, 2020	79	27.63	23.84	4.35
June 30, 2021	82	34.01	29.23	4.35
June 30, 2022	86	40.71	34.85	4.35
June 30, 2023	90	47.75	40.72	4.35
June 30, 2024	93	55.13	46.84	4.35
June 30, 2025	98	62.89	53.23	4.35

204	J.P. MORGAN INCOME FUNDS

JPMorgan Treasury & Agency Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$295	2.64%	1.95%	1.95%	$122	5.00%	3.80%	3.80%
June 30, 2017	107	7.77	6.00	3.97	162	10.25	7.40	3.47
June 30, 2018	111	13.16	10.21	3.97	167	15.76	11.13	3.47
June 30, 2019	116	18.82	14.58	3.97	173	21.55	14.98	3.47
June 30, 2020	120	24.76	19.13	3.97	179	27.63	18.97	3.47
June 30, 2021	125	30.99	23.86	3.97	185	34.01	23.10	3.47
June 30, 2022	130	37.54	28.78	3.97	192	40.71	27.37	3.47
June 30, 2023	135	44.42	33.89	3.97	198	47.75	31.79	3.47
June 30, 2024	141	51.64	39.21	3.97	205	55.13	36.37	3.47
June 30, 2025	146	59.22	44.73	3.97	212	62.89	41.10	3.47

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2016) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$222	4.00%	2.80%	2.80%

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$46	5.00%	4.55%	4.55%
June 30, 2017	83	10.25	8.96	4.22
June 30, 2018	87	15.76	13.56	4.22
June 30, 2019	90	21.55	18.35	4.22
June 30, 2020	94	27.63	23.35	4.22
June 30, 2021	98	34.01	28.55	4.22
June 30, 2022	102	40.71	33.98	4.22
June 30, 2023	107	47.75	39.63	4.22
June 30, 2024	111	55.13	45.52	4.22
June 30, 2025	116	62.89	51.66	4.22

JULY 1, 2015	205

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy shares through a Financial Intermediary, please contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Core Bond Fund, the Core Bond Plus Fund, the Government Bond Fund, the High Yield Fund, the Limited Duration Bond Fund, the Mortgage-Backed Securities Fund, the Short Duration Bond Fund and the Treasury & Agency Fund is 811-4236.

Investment Company Act File No. for the Emerging Markets Debt Fund, the Emerging Markets Corporate Debt Fund, the Real Return Fund, the Total Return Fund, the Inflation Managed Bond Fund, the Corporate Bond Fund, the Short Duration High Yield Fund, the Strategic Income Opportunities Fund, the Income Fund and the Unconstrained Debt Fund is 811-21295.

©JPMorgan Chase & Co. 2015. All rights reserved. July 2015. PR-INCACS-715

Prospectus

J.P. Morgan Income Funds

Class R2, Class R5 & Class R6 Shares

July 1, 2015

JPMorgan Core Bond Fund Class/Ticker: R2/JCBZX; R5/JCBRX; R6/JCBUX	JPMorgan Limited Duration Bond Fund Class/Ticker: R6/JUSUX
JPMorgan Core Plus Bond Fund Class/Ticker: R2/JCPZX; R6/JCPUX	JPMorgan Mortgage-Backed Securities Fund Class/Ticker: R6/JMBUX
JPMorgan Corporate Bond Fund Class/Ticker: R6/CBFVX	JPMorgan Short Duration Bond Fund Class/Ticker: R6/JSDUX
JPMorgan Emerging Markets Corporate Debt Fund Class/Ticker: R6/JCDRX	JPMorgan Short Duration High Yield Fund Class/Ticker: R6/JSDRX
JPMorgan Emerging Markets Debt Fund Class/Ticker: R5/JEMRX; R6/JEMVX	JPMorgan Strategic Income Opportunities Fund Class/Ticker: R5/JSORX
JPMorgan Government Bond Fund Class/Ticker: R2/JGBZX; R6/*	JPMorgan Total Return Fund Class/Ticker: R2/JMTTX; R5/JMTRX; R6/JMTIX
JPMorgan High Yield Fund Class/Ticker: R2/JHYZX; R5/JYHRX; R6/JHYUX	JPMorgan Unconstrained Debt Fund (formerly JPMorgan Multi-Sector Income Fund) Class/Ticker: R2/JISZX; R5/JSIRX; R6/JSIMX
JPMorgan Income Fund Class/Ticker: R6/JMSFX
JPMorgan Inflation Managed Bond Fund Class/Ticker: R2/JIMZX; R5/JIMRX; R6/JIMMX

*	This share class is not currently offered to the public.

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Core Bond Fund

Class/Ticker: R2/JCBZX; R5/JCBRX; R6/JCBUX

What is the goal of the Fund?

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.54	0.24	0.10
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses[1]	0.29	0.19	0.10
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.35	0.55	0.41
Fee Waivers and Expense Reimbursements[2]	(0.34)	(0.09)	(0.05)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.01	0.46	0.36

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 12/1/15), interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 1.00%, 0.45% and 0.35% of the average daily net assets of Class R2, Class R5, and Class R6 Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	103	394	707	1,594
CLASS R5 SHARES ($)	47	167	298	681
CLASS R6 SHARES ($)	37	127	225	513

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

JULY 1, 2015	1

JPMorgan Core Bond Fund (continued)

What are the Fund’s main investment strategies?

The Fund is designed to maximize total return by investing in a portfolio of investment grade intermediate- and long-term debt securities. As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and nonagency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.

As a matter of fundamental policy, the Fund will invest at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. Generally, such bonds will have intermediate to long maturities. The Fund’s average weighted maturity will ordinarily range between four and 12 years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).

Securities will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The adviser may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities in the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.

The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the

2	J.P. MORGAN INCOME FUNDS

full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The Fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the adviser, the Fund could lose all or substantially all of its investment in inverse IOs.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Barclays U.S. Aggregate Index and the Lipper Core Bond Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R5 Shares is based on the performance of Select Class Shares of the Fund prior to the inception of Class R5 Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. The performance of Class R2 Shares is based on the performance of Select Class Shares of the Fund prior to the inception of Class R2 Shares. The performance of Class R6 Shares is based on the performance of Select Class Shares prior to the inception of Class R6 Shares. The actual returns of Class R6

JULY 1, 2015	3

JPMorgan Core Bond Fund (continued)

Shares would have been different than those shown because Class R6 Shares have different expenses than Select Class Shares. Prior class performance for Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 Shares and Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	3rd quarter, 2009	3.85%
Worst Quarter	2nd quarter, 2013	–2.08%

The Fund’s year-to-date total return through 3/31/15 was 1.67%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	5.41%	4.75%	5.14%
Return After Taxes on Distributions	4.13	3.41	3.55
Return After Taxes on Distributions and Sale of Fund Shares	3.07	3.16	3.38
CLASS R2 SHARES
Return Before Taxes	4.78	4.11	4.51
CLASS R5 SHARES
Return Before Taxes	5.36	4.70	5.06
BARCLAYS U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.97	4.45	4.71
LIPPER CORE BOND FUNDS INDEX
(Reflects No Deduction for Taxes)	5.86	5.12	4.61

After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Douglas Swanson	1991	Managing Director
Christopher Nauseda	2006	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors $5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other Class R6 eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN INCOME FUNDS

JPMorgan Core Plus Bond Fund

Class/Ticker: R2/JCPZX; R6/JCPUX

What is the goal of the Fund?

The Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R6
Management Fees	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	0.55	0.12
Shareholder Service Fees	0.25	NONE
Remainder of Other Expenses[1]	0.30	0.12
Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	1.36	0.43
Fee Waivers and Expense Reimbursements[2]	(0.20)	(0.02)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.16	0.41

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 1.15% and 0.40% of the average daily net assets of Class R2 and Class R6 Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	118	411	726	1,618
CLASS R6 SHARES ($)	42	136	239	540

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

JULY 1, 2015	5

JPMorgan Core Plus Bond Fund (continued)

What are the Fund’s main investment strategies?

As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. The Fund also may invest in bonds, convertible securities, preferred stock, loan participations and assignments (Loans) and commitments to loan assignments (Unfunded Commitments), and foreign and emerging market debt securities rated below investment grade (i.e., high yield or junk bonds) or the unrated equivalent.

As a matter of fundamental policy, the Fund will invest at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund’s average weighted maturity will ordinarily range between five and twenty years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).

The adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 65% of the Fund’s total assets must be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating although the Fund will not, under normal circumstances, invest more than 35% of its total assets in below investment grade securities (or the unrated equivalent). Such securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.

The Fund may also invest in loan assignments and participations (Loans) and commitments to purchase loan assignments (Unfunded Commitments) including below investment grade Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also included secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets.

The Fund may invest a significant portion of all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. The Fund may also enter into “dollar rolls” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

Up to 35% of the Fund’s net assets may be invested in foreign securities, including securities denominated in foreign currencies (some of which may be below investment grade securities). Foreign securities include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets). The Fund’s investments in below investment grade securities or the unrated equivalent including below investment grade foreign securities will not, under normal circumstances, exceed more than 35% of the Fund’s total assets.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forward contracts as tools in the management of portfolio assets.

The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In addition to the mortgage dollar rolls as described above, the Fund may utilize other relative value strategies involving credit-oriented trades, combinations of derivatives, and combinations of derivatives and fixed income securities. The Fund may also utilize foreign currency derivatives such as currency forwards to hedge its non-dollar investments back to the U.S. dollar or use such derivatives to gain or adjust exposure to particular foreign securities, markets or currencies.

The adviser allocates the Fund’s assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, currency risk, and the complex legal and technical structure of the transactions. With respect to the high yield portion of the Fund, the adviser focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors.

6	J.P. MORGAN INCOME FUNDS

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S.

government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

JULY 1, 2015	7

JPMorgan Core Plus Bond Fund (continued)

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

High Yield Securities and Loan Risk. The Fund invests in securities including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Loans may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. Loans that are deemed to be liquid at the time of purchase may become illiquid.

No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some Loans may have a more limited secondary market, liquidity risk may be more pronounced for the Fund. When Loans are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Derivatives Risk. Derivatives, including futures contracts, options, swaps, credit default swaps, forward contracts and currency forwards, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably.

8	J.P. MORGAN INCOME FUNDS

These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R6 Shares is based on the performance of Select Class Shares prior to the inception of Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Select Class Shares. The performance of Class R2 Shares is based on the performance of Select Class Shares prior to the inception of Class R2 Shares. Prior class performance for Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 Shares and Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective September 15, 2007, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies.

Best Quarter	2nd quarter, 2009	5.96%
Worst Quarter	3rd quarter, 2008	–3.13%

The Fund’s year-to-date total return through 3/31/15 was 1.89%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	6.39%	6.24%	5.67%
Return After Taxes on Distributions	4.53	4.44	3.77
Return After Taxes on Distributions and Sale of Fund Shares	3.74	4.14	3.66

CLASS R2 SHARES
Return Before Taxes	5.62	5.46	4.90
BARCLAYS U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.97	4.45	4.71
LIPPER CORE PLUS BOND FUNDS INDEX
(Reflects No Deduction for Taxes)	5.62	5.62	5.34

After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

JULY 1, 2015	9

JPMorgan Core Plus Bond Fund (continued)

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Steven Lear	2013	Managing Director
Mark Jackson	1996	Managing Director
Frederick Sabetta	2006	Managing Director
Richard Figuly	2006	Managing Director
J. Andrew Norelli	2014	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors $5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other Class R6 eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10	J.P. MORGAN INCOME FUNDS

JPMorgan Corporate Bond Fund

Class/Ticker: R6/CBFVX

What is the goal of the Fund?

The Fund seeks to provide total return.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.30%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.13
Shareholder Service Fees	NONE
Remainder of Other Expenses[1]	0.13
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.44
Fee Waivers and Expense Reimbursements[2]	(0.03)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.41

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.40% of the average daily net assets of Class R6 Shares. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WILL BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	42	138	243	552

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

JULY 1, 2015	11

JPMorgan Corporate Bond Fund (continued)

What are the Fund’s main investment strategies?

The Fund mainly invests in corporate bonds that are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) to be of comparable quality. Under normal circumstances, the Fund invests at least 80% of its assets in corporate bonds. “Assets” means net assets plus the amount of borrowings for investment purposes. A “corporate bond” is defined as a debt security issued by a corporation or non-governmental entity with a maturity of 90 days or more at the time of its issuance. As part of its principal strategy, the Fund invests in corporate bonds structured as corporate debt securities, debt securities of real estate investment trusts (REITs) and master limited partnerships (MLPs), public or private placements, restricted securities and other unregistered securities.

The Fund is managed relative to the Barclays U.S. Corporate Index (the benchmark). Under normal circumstances, the Fund’s duration is the duration of the benchmark, plus or minus one year. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “five years” means that a security’s or portfolio’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates (assuming a parallel shift in yield curve). From 2002 through 2012, the duration of the benchmark has ranged between 5.00 and 7.50 years. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark at the time of investment, the Fund may invest up to 35% of its total assets in that industry.

The Fund may invest in U.S. dollar-denominated securities of foreign issuers. In addition, up to 20% of the Fund’s total assets may be invested in securities rated below investment grade or unrated securities deemed by the adviser to be of comparable quality (also known as junk bonds or high yield bonds) and securities denominated in foreign currencies (some of which may be below investment grade securities). The Fund’s investments in high yield securities may include so-called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. The Fund seeks to hedge its non-dollar investments back to the U.S. dollar, but may not always be able to do so.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and currency derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in futures and swaps structured as interest rate swaps to manage duration relative to the benchmark. The Fund may also utilize foreign currency derivatives such as currency forwards, futures, and foreign exchange swaps to hedge its non-dollar investments back to the U.S. dollar.

Although the Fund predominantly invests in corporate bonds, the Fund may also invest in U.S. Treasury securities including for cash management purposes and for duration management.

The adviser buys and sells investments for the Fund using a three part process that includes determining: (1) macro credit strategy, (2) sector strategy, and (3) security strategy. In establishing the Fund’s macro credit strategy, the adviser evaluates fundamental, technical and valuation factors, along with macro themes from the adviser’s broader fixed income team, to determine the view on risk for the Fund overall. In the second component of the process, the adviser evaluates sectors based on a blend of top down analysis, including relative value judgments, and bottom up fundamental analysis of companies and their respective sectors to determine sector weightings. The third component of the process focuses on an evaluation of individual companies based on fundamental credit metrics, as well as a review of each company’s competitive environment, event risk and technical factors such as supply, liquidity of debt issued by the company and equity performance. Based on these three components, the adviser overweights and underweights its sector and security investments relative to the benchmark.

As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

12	J.P. MORGAN INCOME FUNDS

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

High Yield Securities Risk. The Fund may invest in securities that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity.

Foreign Securities Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such countries. The Fund may also invest in non-dollar denominated securities. Investments in non-dollar denominated securities are subject to risks in addition to those summarized above including currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets.

Industry Concentration Risk. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark at the time of investment, the Fund may invest up to 35% of its assets in that industry. Concentrating Fund investments in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

Derivatives Risk. The Fund may use derivatives, including options, futures contracts, foreign currency derivatives and swaps. Derivatives may be riskier than other investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

REITs Risk. The Fund’s investments in debt securities of REITs are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the

JULY 1, 2015	13

JPMorgan Corporate Bond Fund (continued)

underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. Debt securities of REITs are subject to the risks of debt securities in general. For example, such securities are more sensitive to interest rates than equity securities of REITs.

MLP Risk. Debt securities of MLPs are subject to the risks of debt securities in general. For example, such securities are more sensitive to interest rates than equity interests in MLPs. The managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R6 Shares over the past calendar year. The table shows average annual total returns for the past one year and life of the Fund. The table compares that performance to the Barclays U.S. Aggregate Index, the Barclays U.S. Corporate Index and the Lipper Corporate Debt Funds BBB-Rated Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	1st quarter, 2014	3.08%
Worst Quarter	3rd quarter, 2014	–0.39%

The Fund’s year-to-date return through 3/31/15 was 2.39%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
	Past 1 Year	Life of the Fund (since 3/1/13)
CLASS R6 SHARES
Return Before Taxes	8.10%	3.22%
Return After Taxes on Distribution	6.38	1.81
Return After Taxes on Distribution and Sale of Fund Shares	4.57	1.80
BARCLAYS U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.97	2.14
BARCLAYS U.S. CORPORATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	7.46	3.15
LIPPER CORPORATE DEBT FUNDS BBB-RATED INDEX
(Reflects No Deduction for Taxes)	7.33	3.16

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

14	J.P. MORGAN INCOME FUNDS

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Lisa Coleman	2013	Managing Director
Jeremy Klein	2013	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors $5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2015	15

JPMorgan Emerging Markets Corporate Debt Fund

Class/Ticker: R6/JCDRX

What is the goal of the Fund?

The Fund seeks to provide total return.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.70%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	1.30
Shareholder Service Fees	NONE
Remainder of Other Expenses	1.30
Acquired Fund Fees and Expenses[1]	0.01

Total Annual Fund Operating Expenses	2.01
Fee Waivers and Expense Reimbursements[2]	(1.30)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.71

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.70% of the average daily net assets of Class R6 Shares. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	73	504	962	2,233

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

16	J.P. MORGAN INCOME FUNDS

What are the Fund’s main investment strategies?

The Fund invests primarily in corporate debt investments that the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) believes have the potential to provide total return from countries whose economies or bond markets are less developed (emerging markets). Under normal circumstances, the Fund invests at least 80% of its Assets in Emerging Markets Corporate Debt Investments. “Assets” means net assets, plus the amount of borrowings for investment purposes.

“Emerging Markets Corporate Debt Investments” are debt instruments issued by corporate or other business organizations located in or tied economically to an emerging market. Emerging markets currently include most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. An investment will be deemed to be tied economically to emerging markets if: (1) the issuer is organized under the laws of, or has a principal place of business in an emerging market; or (2) the principal listing of the issuer’s securities is in a market that is in an emerging market; or (3) the issuer derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or (4) the issuer has at least 50% of its assets located in an emerging market.

As part of its main investment strategies, the Fund invests in Emerging Markets Corporate Debt Investments structured as corporate bonds and debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments), private placements, restricted securities, and variable and floating rate instruments. The Fund invests mainly in U.S. dollar denominated Emerging Markets Corporate Debt Investments but may, to a lesser extent, invest in non-dollar denominated investments. In addition to its investments in Emerging Markets Corporate Debt Investments, the Fund may invest in sovereign debt securities, obligations of supranational agencies and foreign municipal securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities.

The Fund’s investments may be of any maturity. Under normal circumstances, the Fund will invest no more than 65% of its total assets in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and forwards including non-deliverable forwards. The Fund may also use such derivatives to seek to increase income or gain to the Fund and as part of the risk management process. Generally, the Fund uses futures including treasury futures and credit default swaps for hedging and to manage duration. In addition, the

Fund uses foreign currency derivatives including forward foreign currency contracts to establish or adjust the Fund’s currency exposure and to manage currency risk. The Fund may use derivatives to hedge non-dollar investments back to the U.S. dollar but may not always do so.

In deciding to buy and sell securities and investments for the Fund, the adviser combines top down macro-economic research with bottom up fundamental credit and country analysis. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments based on quantitative assessment of an issuer’s cash flows, debt structure, debt ratios and profitability and a qualitative assessment of how each issuer will perform relative to other issuers in the region. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes that there is better relative value available in the market in securities of comparable quality or when the adviser believes the issuer’s credit quality will deteriorate materially.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents. The Fund may use cash and cash equivalents including affiliated money market funds, and U.S. government securities to manage cash flows and to satisfy asset coverage requirements for its derivative positions.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies, foreign issuers and foreign securities are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign

JULY 1, 2015	17

JPMorgan Emerging Markets Corporate Debt Fund (continued)

controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

European Market Risk. The Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns and fiscal and monetary controls imposed on member countries of the European Economic and Monetary Union. In addition, if one or more countries were to abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

High Yield Securities and Loan Risk. The Fund invests in securities including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.

No active trading market may exist for some securities and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some securities may have a more limited secondary market, liquidity risk may be more pronounced for the Fund. When Loans and other securities are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these

18	J.P. MORGAN INCOME FUNDS

securities, resulting in an unexpected capital loss and/or a decrease in the amounts of dividends and yield.

Derivatives Risk. The Fund may use derivatives, including options, futures contracts, foreign currency derivatives and swaps. Derivatives may be riskier than other investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Foreign Municipal Securities Risk. The risk of a foreign municipal security generally depends on the financial and credit status of the issuer, which in turn will depend on the local economic, regulatory, political and other factors and conditions. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the applicable legislature or municipality authorizes money for that purpose. In addition, the issuer of the obligations may be unable or unwilling to make interest and principal payments when due. These securities are also subject to foreign and emerging markets risks based on the location of the issuer.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R6 Shares over the past calendar year. The table shows average annual total returns for the past one year and life of the Fund. The table compares that performance to the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) and the JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI Diversified). Subsequent to the inception of the Fund on September 4, 2013 until August 29, 2014, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

JULY 1, 2015	19

JPMorgan Emerging Markets Corporate Debt Fund (continued)

Best Quarter	2nd quarter, 2014	3.86%
Worst Quarter	4th quarter, 2014	–1.35%

The Fund’s year-to-date return through 3/31/15 was 1.27%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
	Past 1 Year	Life of the Fund (since 9/4/13)
CLASS R6 SHARES
Return Before Taxes	5.30%	6.88%
Return After Taxes on Distribution	2.65	4.28
Return After Taxes on Distribution And Sale of Fund Shares	3.04	4.09
JPMORGAN CORPORATE EMERGING MARKETS BOND INDEX BROAD DIVERSIFIED (CEMBI BROAD DIVERSIFIED)
(Reflects No Deduction for Fees, Expenses or Taxes)	4.96	6.79
JPMORGAN CORPORATE EMERGING MARKETS BOND INDEX DIVERSIFIED (CEMBI DIVERSIFIED)
(Reflects No Deduction for Fees, Expenses or Taxes)	5.70	7.74

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Pierre-Yves Bareau	2013	Managing Director
Scott McKee	2013	Managing Director
Eduardo Alhadeff	2013	Executive Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors $5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20	J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Debt Fund

Class/Ticker: R5/JEMRX; R6/JEMVX

What is the goal of the Fund?

The Fund’s goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R5	CLASS R6
Management Fees	0.70%	0.70%
Distribution (Rule 12b-1) Fees	NONE	NONE
Other Expenses	0.25	0.13
Shareholder Service Fees	0.05	NONE
Remainder of Other Expenses[1]	0.20	0.13
Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	0.96	0.84
Fee Waivers and Expense Reimbursements[2]	(0.20)	(0.13)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.76	0.71

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 12/1/15), interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.75% and 0.70% of the average daily net assets of Class R5 and Class R6 Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	78	286	511	1,160
CLASS R6 SHARES ($)	73	255	453	1,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 164% of the average value of its portfolio.

JULY 1, 2015	21

JPMorgan Emerging Markets Debt Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of the value of its Assets in emerging market debt investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. The Fund invests in sovereign debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities, and supranational agencies. The Fund may also invest in debt securities issued or guaranteed by foreign corporations and foreign financial institutions.

These securities may be of any maturity and quality, but under normal market conditions the Fund’s duration will generally be similar to that of the J.P. Morgan Emerging Markets Bond Index Global Diversified. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of May 31, 2015, the duration of the J.P. Morgan Emerging Markets Bond Index Global Diversified was 7.03 years although the duration will vary in the future. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and foreign currency derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of such derivatives, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

In making investment decisions for the Fund, the adviser establishes overweight and underweight positions versus the J.P. Morgan Emerging Markets Bond Index Global Diversified based on weighted spread duration. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between bonds from a specific sector or country and U.S. Treasury securities. Generally, the prices of a specific sector or country of bonds will increase when spreads tighten and decrease when spreads widen. The adviser uses top down macroeconomic research to assess the general market conditions that may cause spreads to tighten or widen in the countries and sectors where the Fund invests. Based on this top down research, the adviser establishes overweight positions in countries and sectors that it believes are more likely to benefit from tightening spreads and underweight positions in countries and sectors that it believes are more likely to be negatively impacted by widening spreads, a process that is referred to as weighted spread duration.

To implement these overweight and underweight positions, the adviser uses bottom up fundamental research to evaluate the relative attractiveness of the individual securities in each country and sector. The adviser is value oriented and this bottom up fundamental research is based on a quantitative assessment of an issuer’s cash flows, debt structure, debt ratios and profitability and a qualitative assessment of how each issuer will perform relative to other issuers in the country or sector. Generally, the adviser will sell a security when, based on the considerations described above, the adviser believes that there is better relative value available in the country or sector in securities of comparable quality, or when the adviser believes the issuer’s credit quality will deteriorate materially.

This Fund is non-diversified.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, higher transaction costs, delayed

22	J.P. MORGAN INCOME FUNDS

settlement, possible foreign controls on investment, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. The Fund may focus its investments in a single country or small group of countries and be subject to greater volatility than a more geographically diversified fund.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund invests in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if there interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Derivatives Risk. Derivatives, including futures contracts, options, swaps and foreign currency derivatives, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives could also

JULY 1, 2015	23

JPMorgan Emerging Markets Debt Fund (continued)

affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

High Yield Securities Risk. The Fund may invest in securities that are issued by companies that are highly leveraged, less credit-worthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economics results of those issuing the securities.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows average annual total returns for the past one year, five years and ten years. The table compares that performance to the J.P. Morgan Emerging Markets Bond Index Global Diversified, the J.P. Morgan Emerging Markets Bond Index Global and the Lipper Emerging Market Hard Currency Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R5 Shares is based on the performance of Select Class Shares prior to the inception of Class R5 Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. The performance of Class R6 Shares in the performance table is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective March 31, 2015, the Fund’s index changed to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the Diversified Index). The Fund’s past performance would have been different if the Fund were managed relative to the Diversified Index.

Best Quarter	2nd quarter, 2009		16.95%
Worst Quarter	4th quarter, 2008	–	18.43%

The Fund’s year-to-date total return through 3/31/15 was 2.13%.

24	J.P. MORGAN INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	4.00%	7.24%	6.88%
Return After Taxes on
Distributions	2.19	5.07	4.30
Return After Taxes on
Distributions and Sale of Fund Shares	2.28	4.76	4.44
CLASS R6 SHARES
Return Before Taxes	4.08	7.25	6.88

J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED[1]
(Reflects No Deduction for Fees,
Expenses or Taxes)	5.53	7.27	7.69

J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL[1]
(Reflects No Deduction for Fees,
Expenses or Taxes)	5.53	7.27	7.69

LIPPER EMERGING MARKET HARD CURRENCY DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	1.40	5.83	6.84

1	Effective March 31, 2015, the Fund’s index changed from the J.P. Morgan Emerging Markets Bond Index Global to J.P. Morgan Emerging Markets Bond Index Global Diversified (Diversified Index) as the Diversified Index is widely recognized and distributes country weights more evenly than the J.P. Morgan Emerging Markets Bond Index Global.

After-tax returns are shown for only the Class R5 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Pierre-Yves Bareau	2009	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R5 Shares.

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other Class R6 eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2015	25

JPMorgan Government Bond Fund

Class/Ticker: R2/JGBZX; R6/*

What is the goal of the Fund?

The Fund seeks a high level of current income with liquidity and safety of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R6[4]
Management Fees	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	0.61	0.35 [1]
Shareholder Service Fees	0.25	NONE
Remainder of Other Expenses	0.36 [2]	0.35

Total Annual Fund Operating Expenses	1.41	0.65
Fee Waivers and Expense Reimbursements[3]	(0.41)	(0.15)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3]	1.00	0.50

1	“Other Expenses” are based on estimated amounts for the current fiscal year for Class R6 Shares.

2	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 1.00% and 0.50% of the average daily net assets of Class R2 and Class R6 Shares. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

4	As of the date of this Prospectus, Class R6 Shares have not commenced operations and are not open for investment.

*	This share class is not currently offered to the public.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	102	406	732	1,655
CLASS R6 SHARES ($)	51	193	347	796

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

26	J.P. MORGAN INCOME FUNDS

What are the Fund’s main investment strategies?

The Fund principally invests in securities issued by the U.S. government and its agencies and instrumentalities and related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund may also invest in securities which are guaranteed by the U.S. government and its agencies and instrumentalities so long as such securities are backed by the full faith and credit of the United States.

The Fund mainly invests in government bonds with intermediate to long remaining maturities. These include U.S. mortgage-backed securities, including those issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac). Mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), mortgage pass-though securities, and stripped mortgage-backed securities. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion.

Under normal circumstances, the Fund will invest at least 80% of its Assets in government bonds including bonds issued or guaranteed by the U.S. government and its agencies and instrumentalities. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. Ordinarily, such bonds will have principal and interest guaranteed by the U.S. government or its agencies and instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.

The Fund’s average weighted maturity will ordinarily range between three and 15 years, taking into account expected prepayment of principal on certain investments. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).

The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments which have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps in connection with its principal strategies in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.

The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may

JULY 1, 2015	27

JPMorgan Government Bond Fund (continued)

reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Derivatives Risk. Derivatives, including futures contracts, options and swaps, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual

28	J.P. MORGAN INCOME FUNDS

total returns for the past one year, five years, and ten years. The table compares that performance to the Barclays U.S. Government Bond Index and the Lipper General U.S. Government Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Select Class Shares prior to the inception of Class R2 Shares. All prior class performance has been adjusted to reflect the differences in expenses between classes. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	3rd quarter, 2011	6.47%
Worst Quarter	2nd quarter, 2013	–2.94%

The Fund’s year-to-date total return through 3/31/15 was 1.65%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R2 SHARES
Return Before Taxes	4.97%	3.99%	4.28%
Return After Taxes on Distributions	3.49	2.81	2.87
Return After Taxes on Distributions and Sale of Fund Shares	3.18	2.67	2.80
BARCLAYS U.S. GOVERNMENT BOND INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	4.92	3.70	4.29
LIPPER GENERAL U.S. GOVERNMENT FUNDS INDEX
(Reflects No Deduction for Taxes)	6.39	4.10	4.19

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Michael Sais	1996	Managing Director
Robert Manning	2013	Executive Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other Class R6 eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, because your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2015	29

JPMorgan High Yield Fund

Class/Ticker: R2/JHYZX; R5/JYHRX; R6/JHYUX

What is the goal of the Fund?

The Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.64	0.25	0.11
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses	0.39 [1]	0.20	0.11 [1]
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.80	0.91	0.77
Fee Waivers and Expense Reimbursements[2]	(0.49)	(0.15)	(0.06)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.31	0.76	0.71

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 11/1/15), interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 1.30%, 0.75% and 0.70% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	133	519	929	2,076
CLASS R5 SHARES ($)	78	275	489	1,106
CLASS R6 SHARES ($)	73	240	422	949

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

30	J.P. MORGAN INCOME FUNDS

What are the Fund’s main investment strategies?

The Fund invests in all types of high yield, high risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations and assignments and commitments to purchase loan assignments.

Under normal circumstances, the Fund invests at least 80% of its Assets in bonds, other debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments) and preferred stocks that are rated below investment grade or unrated. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.

Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund’s average weighted maturity ordinarily will range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes. The Fund may have a longer or shorter average weighted maturity under certain market conditions.

The Fund may invest no more than 30% of its net assets in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets.

The Fund may invest up to 100% of the Fund’s total assets in below investment grade or unrated securities. Such securities are also known as “junk bonds,” “high yield bonds” and “non-investment grade bonds.” Such securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, government or its agencies and instrumentalities.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options and swaps to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in swaps structured as credit default swaps related to individual Loans or other securities or indexes of Loans or other securities to gain exposure to such Loans and other securities, to mitigate risk exposure or to manage cash flow needs.

Although the Fund predominantly invests in debt securities and income producing securities, it may also invest in common stock from time to time. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security.

The adviser focuses on value in buying and selling securities for the Fund by looking at individual securities against the context of broader market factors. For each issuer, the adviser performs an in-depth analysis of the issuer, including business prospects, management, capital requirements, capital structure, enterprise value and security structure and covenants. In addition, the adviser monitors investments on an ongoing basis by staying abreast of positive and negative credit developments, expediting the review of the Fund’s investments that are considered to be the most risky. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes the issuer’s credit quality will deteriorate materially or when the adviser believes that there is better relative value available in the market in securities of comparable quality.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

High Yield Securities and Loan Risk. The Fund invests in securities including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity

JULY 1, 2015	31

JPMorgan High Yield Fund (continued)

to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.

No active trading market may exist for some of the securities and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some securities may have a more limited secondary market, liquidity risk may be more pronounced for the Fund. When Loans and other securities are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Smaller Company Risk. Investments in smaller companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the prices of debt or equity issued by such companies may be more sudden or erratic than the prices of other securities, especially over the short term.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Derivatives Risk. Derivatives, including options, futures contracts and swaps, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities

32	J.P. MORGAN INCOME FUNDS

held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Barclays U.S. Corporate High Yield—2% Issuer Capped Index and the Lipper High Yield Bond Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R6 Shares is based on the performance of Select Class Shares prior to the inception of Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Select Class Shares. The performance of Class R5 Shares is based on the performance of Select

Class Shares of the Fund prior to the inception of Class R5 Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. The performance of Class R2 Shares is based on the performance of Select Class Shares of the Fund prior to the inception of Class R2 Shares. Prior class performance for Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 Shares and Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies.

Best Quarter	2nd quarter, 2009	17.49%
Worst Quarter	4th quarter, 2008	–16.05%

The Fund’s year-to-date total return through 3/31/15 was 2.35%.

JULY 1, 2015	33

JPMorgan High Yield Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	2.76%	8.31%	7.41%
Return After Taxes on Distributions	(0.24)	5.14	4.32
Return After Taxes on Distributions and Sale of Fund Shares	1.95	5.28	4.54
CLASS R2 SHARES
Return Before Taxes	2.14	7.64	6.75
CLASS R5 SHARES
Return Before Taxes	2.72	8.26	7.37
BARCLAYS U.S. CORPORATE HIGH YIELD — 2% ISSUER CAPPED INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	2.46	8.98	7.73
LIPPER HIGH YIELD BOND INDEX
(Reflects No Deduction for Taxes)	2.24	8.47	6.35

After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
William J. Morgan	1998	Managing Director
James P. Shanahan	1998	Managing Director
James Gibson	2007	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other Class R6 eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34	J.P. MORGAN INCOME FUNDS

JPMorgan Income Fund

Class/Ticker: R6/JMSFX

What is the goal of the Fund?

The Fund seeks to provide income with a secondary objective of capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.35%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses[1]	1.92
Shareholder Service Fees	NONE
Remainder of Other Expenses[2]	1.92

Total Annual Fund Operating Expenses	2.27
Fee Waivers and Expense Reimbursements[3]	(1.87)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3]	0.40

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.40%, of the average daily net assets of Class R6 Shares. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	41	529	1,044	2,459

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period (June 2, 2014 through February 28, 2015), the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

JULY 1, 2015	35

JPMorgan Income Fund (continued)

What are the Fund’s main investment strategies?

The Fund seeks to achieve its objective by investing opportunistically among multiple debt markets and sectors that the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) believes have high potential to produce income and have low correlations to each other in order to manage risk. The Fund is flexible and not managed to a benchmark. This allows the Fund to shift its allocations based on changing market conditions, which may result in investing in a single or multiple markets and sectors. The Fund also uses a strategy of managing distributions throughout the year to help reduce fluctuations in monthly dividends. “Income” in the Fund’s name refers to the Fund’s strategy of seeking to provide a predictable level of dividend income by investing opportunistically across different markets and sectors and utilizing income management strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund has broad flexibility to invest in a wide variety of debt securities and instruments of any maturity. The Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign markets, including countries whose economies are less developed (emerging markets). The Fund invests primarily in U.S. dollar denominated securities, although the Fund may also invest in non-dollar denominated securities. The Fund currently anticipates that it will invest no more than 10% of its total assets in non-dollar denominated securities, although, from time to time, the Fund may invest a greater percentage of its assets in non-dollar denominated securities to take advantage of market conditions.

In connection with managing volatility, the Fund seeks to maintain a duration of ten years or less, although, under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than ten years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

Although the Fund has the flexibility to invest above 65% of its total assets in investments that are rated below investment grade (also known as junk bonds or high yield securities) or the unrated equivalent to take advantage of market opportunities, under normal market conditions the Fund invests at least 35% of its total assets in investments that, at the time of purchase, are rated investment grade or the unrated equivalent.

Below investment grade securities may include so-called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.

A significant portion of the Fund’s assets may be invested in asset-backed securities, mortgage-related securities and mortgage-backed securities. Such securities may be structured as collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund also may invest in inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. The Fund may also invest in structured investments and adjustable rate mortgage loans (ARMs). The Fund may invest a significant amount of its assets in sub-prime mortgage-related securities.

The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund may also invest in mortgage pass-through securities including securities eligible to be sold on the “to-be-announced” or TBA market (mortgage TBAs). The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short.

The Fund may invest in inflation-linked debt securities including fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund may also invest in inflation-linked debt securities issued by other entities such as corporations, foreign governments and foreign issuers. The Fund may invest in loan participations and assignments (Loans) and commitments to purchase Loans (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans.

The Fund may also invest in convertible securities and preferred stock that the adviser believes will produce income or generate return. The Fund also may use bank obligations, commercial paper, corporate debt securities, custodial receipts, inverse floating rate instruments, municipal securities, private placements, restricted securities and other unregistered

36	J.P. MORGAN INCOME FUNDS

securities, real estate investment trusts (REITs), short-term funding agreements, when-issued securities, delayed delivery securities and forward commitments, and zero-coupon, pay-in-kind and deferred payment securities. The securities in which the Fund invests may include debt securities issued by governments and their agencies, supranational organizations, corporations, and banks.

The Fund has flexibility to utilize derivatives and at times, use of such derivatives may be a principal strategy. Derivatives are instruments that have a value based on another instrument, exchange rate or index. Derivatives will be used primarily for hedging, including duration hedging, but may also be used as substitutes for securities in which the Fund can invest. Such derivatives may include futures contracts, options, swaps including interest rate and credit default swaps, and forward contracts. The Fund may also use derivatives for other hedging purposes (e.g., decreasing or increasing exposure to certain securities), to increase income and gain to the Fund, as part of its risk management process by establishing or adjusting exposure to particular securities, markets or currencies and/or to manage cash flows.

As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s assets may be invested in cash and cash equivalents.

In buying and selling investments for the Fund, the adviser uses a flexible, opportunistic approach that combines strategy and sector rotation (asset allocation). Strategy rotation refers to the shifting of investments among the multiple debt markets in which the Fund may invest. Sector rotation refers to the shifting of investments from one or more sectors (for example, high yield) into one or more other sectors (for example, emerging markets). For each strategy/sector, dedicated specialists provide security research and recommendations to the lead portfolio managers. Buy and sell decisions are based on fundamental, quantitative and technical analysis, including the expected potential to generate income. As part of its risk management strategy, the adviser typically will invest in multiple strategies/sectors, but, as part of the Fund’s opportunistic strategy, the adviser has flexibility to invest in a single or small number of strategies/sectors from time to time. Due to the Fund’s flexible asset allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments. Generally, the adviser will sell a security when, based on fundamental, quantitative and technical analysis and the considerations described above, the adviser believes the issuer’s credit quality will deteriorate materially or when the adviser believes that there is better relative value available in the market in securities of comparable quality.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objectives, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Strategy Risk. The Fund’s strategy of seeking to provide a predictable level of dividend income may not be successful. The income payable on debt securities in general and the availability of investment opportunities varies based on market conditions. In addition, the Fund may not be effective in identifying income producing securities and managing distributions;

JULY 1, 2015	37

JPMorgan Income Fund (continued)

as a result, the level of dividend income may fluctuate. The Fund’s investments are subject to various risks including the risk that the counterparty will not pay income when due which may adversely impact the level and predictability of dividend income paid by the Fund. The Fund does not guarantee that distributions will always be paid or paid at a predictable level.

High Yield Securities and Loan Risk. The Fund invests in securities including junk bonds, Loans and instruments that may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Loans may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation.

No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Loans that are deemed to be liquid at the time of purchase may become illiquid. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some Loans may have a more limited secondary market, liquidity risk may be more pronounced for the Fund. When Loans are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Foreign Securities and Emerging Markets Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such countries. The Fund may also invest in non-dollar denominated securities. Investments in non-dollar denominated securities are subject to risks in addition to those summarized above including currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery for securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

European Market Risk. The Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns and fiscal and monetary control imposed on member countries of the European Economic and Monetary Union. In addition, if one or more countries were to abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-

38	J.P. MORGAN INCOME FUNDS

related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

CMOs and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The Fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the adviser, the Fund could lose all or substantially all of its investment in inverse IOs.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Equity Market Risk. The Fund’s investments in preferred shares and convertible securities are subject to equity market risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Municipal Securities Risk. The risk of a municipal security generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and engaging in mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred

JULY 1, 2015	39

JPMorgan Income Fund (continued)

payment security is generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year. The Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a registered investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.

Preferred Stock Risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

REIT Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Derivatives Risk. Derivatives, including futures contracts, options, swaps including interest rate and credit default swaps and forward contracts, may be riskier than other types of investments and may increase the volatility of the Fund.

Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Volcker Rule Risk. As of the commencement of the Fund’s operations, the adviser and/or its affiliates owned 25% or more of the Fund’s outstanding ownership interests. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of the Fund after one year from the implementation of the Fund’s investment strategy (or such longer period as may be permitted by the Federal Reserve), the Fund could be subject to restrictions on trading that would adversely impact the Fund’s ability to execute its investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in the Fund at a time that is sooner than would otherwise be desirable, which may result in the Fund’s liquidation or, if the Fund is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of Fund securities.

40	J.P. MORGAN INCOME FUNDS

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

The Fund commenced operations on June 2, 2014, and therefore, has limited reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
J. Andrew Norelli	2014	Managing Director
Matthew G. Pallai	2014	Executive Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There are no minimum investments for other Class R6 eligible investors

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college saving plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Ser- vices at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial

Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2015	41

JPMorgan Inflation Managed Bond Fund

Class/Ticker: R2/JIMZX; R5/JIMRX; R6/JIMMX

What is the goal of the Fund?

The Fund seeks to maximize inflation protected total return.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.95	0.30	0.14
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses[1]	0.70	0.25	0.14

Total Annual Fund Operating Expenses	1.80	0.65	0.49
Fee Waivers and/or Expense Reimbursements[2]	(0.80)	(0.10)	NONE

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.00	0.55	0.49

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 1.00%, 0.55% and 0.50% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	102	488	900	2,050
CLASS R5 SHARES ($)	56	198	352	801
CLASS R6 SHARES ($)	50	157	274	616

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a tax- able account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

42	J.P. MORGAN INCOME FUNDS

What are the Fund’s main investment strategies?

The Fund is designed to protect the total return generated by its core fixed income holdings from inflation risk. As used in the Fund’s goal, “total return” includes income and capital appreciation. The Fund seeks to hedge this risk by using swaps that are based on the Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U) in combination with its core portfolio of fixed income securities. This strategy is intended to create the equivalent of a portfolio of inflation-protected fixed income securities. Secondarily, the Fund may purchase other investments including actual inflation-protected securities such as Treasury Inflation Protected Securities (TIPS).

“Inflation Managed” in the Fund’s name does not refer to a type of security in which the Fund invests, but rather describes the Fund’s overall strategy of creating a portfolio of inflation-protected securities. Under normal circumstances, the Fund will invest at least 80% of its “Assets” in bonds. “Assets” means net assets, plus the amount of borrowings for investment purposes.

As part of its main investment strategy, the Fund may principally invest in corporate bonds, U.S. government and agency debt securities, asset-backed securities, and mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, and mortgage pass-through securities. Additional information about these types of investments may be found in “Investment Practices” in the Fund’s prospectus. Securities purchased by the Fund will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, government or its agencies and instrumentalities. The Fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.

The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Strategy Risk. The Fund’s investment strategies may not work to generate inflation-protected return. There is no guarantee that the use of derivatives and debt securities will mimic a portfolio of inflation-protected bonds.

Derivatives Risk. The Fund may have significant exposure to derivatives. Derivatives, including swaps, may be riskier than other types of investments and may increase the volatility of

JULY 1, 2015	43

JPMorgan Inflation Managed Bond Fund (continued)

the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Inflation-Protected Securities Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., CPI-U). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of payments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

44	J.P. MORGAN INCOME FUNDS

Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the Barclays 1-10 Year U.S. TIPS Index, the Barclays U.S. Intermediate Aggregate Index, the Inflation Managed Bond Composite Benchmark (a composite benchmark determined by adding the Barclays Intermediate Government/Credit Index and 80% of the Barclays Inflation Swap 5 Year Zero Coupon Index) and the Lipper Inflation-Protected Bond Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. The performance of the Class R6 Shares is based on the performance of the Class R5 Shares prior to the inception of Class R6 Shares. The actual return of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	1st quarter, 2012	2.38%
Worst Quarter	2nd quarter, 2013	–3.51%

The Fund’s year-to-date return through 3/31/15 was 0.78%.

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2014)
	Past 1 Year	Life of Fund (since 3/31/10)
CLASS R2 SHARES
Return Before Taxes	(0.25)%	2.11%
Return After Taxes on Distributions	(0.69)	1.53
Return After Taxes on Distributions and Sale of Fund Shares	(0.14)	1.42
CLASS R5 SHARES
Return Before Taxes	0.23	2.58
CLASS R6 SHARES
Return Before Taxes	0.27	2.61
BARCLAYS 1-10 YEAR U.S. TIPS INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	0.91	2.75
BARCLAYS U.S. INTERMEDIATE AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	4.12	3.53
INFLATION MANAGED BOND COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.13)	2.10
LIPPER INFLATION-PROTECTED BOND FUNDS INDEX
(Reflects No Deduction for Taxes)	2.14	3.68

After-tax returns are shown for only the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual

JULY 1, 2015	45

JPMorgan Inflation Managed Bond Fund (continued)

federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Scott E. Grimshaw	2010	Executive Director
Deepa Majmudar	2010	Managing Director
Steven Lear	2013	Managing Director
David Rooney	2015	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors $5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other Class R6 eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

46	J.P. MORGAN INCOME FUNDS

JPMorgan Limited Duration Bond Fund

Class/Ticker: R6/JUSUX

What is the goal of the Fund?

The Fund seeks a high level of current income consistent with low volatility of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.25%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.13
Shareholder Service Fees	NONE
Remainder of Other Expenses[1]	0.13
Acquired Fund Fees and Expenses	0.02

Total Annual Fund Operating Expenses	0.40
Fee Waivers and Expense
Reimbursements[2]	(0.13)

Total Annual Fund Operating
Expenses After Fee Waivers and Expense Reimbursements[2]	0.27

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.25% of the average daily net assets of Class R6 Shares. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	28	115	211	492

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

JULY 1, 2015	47

JPMorgan Limited Duration Bond Fund (continued)

What are the Fund’s main investment strategies?

The Fund mainly invests in mortgage-backed securities, asset-backed securities, mortgage-related securities, adjustable rate mortgages, money market instruments, and structured investments. These investments may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, and mortgage pass-through securities. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. Under normal circumstances, the Fund will invest at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.

The Fund seeks to maintain a duration of three years or less, although, under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

The Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans. These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac). However, the Fund may also purchase mortgage-backed securities and asset-backed securities that are issued by nongovernmental entities. Such securities may or may not have private insurer guarantees of timely payments.

Securities purchased by the Fund will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The Fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. The Fund may invest up to 25% of its assets in “sub-prime” mortgage-related securities at the time of purchase.

The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments which have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps in connection with its principal strategies in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.

The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread

48	J.P. MORGAN INCOME FUNDS

risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Derivatives Risk. Derivatives, including futures contracts, options and swaps, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the

JULY 1, 2015	49

JPMorgan Limited Duration Bond Fund (continued)

Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short-Intermediate Investment Grade Debt Funds Index. The Lipper index is based on the total returns of certain mutual funds within the designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R6 Shares is based on the performance of Select Class Shares prior to the inception of Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	3rd quarter, 2009	6.80%
Worst Quarter	4th quarter, 2008	–7.84%

The Fund’s year-to-date total return through 3/31/15 was 0.57%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	2.37%	4.67%	3.42%
Return After Taxes on Distributions	1.90	3.96	2.25
Return After Taxes on Distributions and Sale of Fund Shares	1.34	3.34	2.18
BARCLAYS 1–3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	0.77	1.41	2.85
LIPPER SHORT-INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	2.14	3.35	3.62

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Michael Sais	1995	Managing Director
Robert Manning	2013	Executive Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors $5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

50	J.P. MORGAN INCOME FUNDS

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2015	51

JPMorgan Mortgage-Backed Securities Fund

Class/Ticker: R6/JMBUX

What is the goal of the Fund?

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.35%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.12
Shareholder Service Fees	NONE
Remainder of Other Expenses[1]	0.12

Total Annual Fund Operating Expenses	0.47
Fee Waivers and Expense
Reimbursements[2]	(0.22)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.25

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as they have been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.25% of the average daily net assets of Class R6 Shares. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	26	129	241	570

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

52	J.P. MORGAN INCOME FUNDS

What are the Fund’s main investment strategies?

The Fund invests mainly in investment grade mortgage-backed securities or unrated mortgage-backed securities which the adviser determines to be of comparable quality. Under normal circumstances, the Fund invests at least 80% of its Assets in mortgage-backed securities. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.

As part of its principal investment strategy, the Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac) or non-governmental securities, commercial mortgage securities, collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, mortgage pass-through securities and other securities representing an interest in or secured by mortgages including asset-backed securities backed by home equity loans. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. As a matter of fundamental policy, at least 65% of the Fund’s total assets will consist of bonds.

The Fund’s average weighted maturity will normally range between two and ten years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).

The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The Fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities

JULY 1, 2015	53

JPMorgan Mortgage-Backed Securities Fund (continued)

are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the adviser, the Fund could lose all or substantially all of its investment in inverse IOs.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Barclays U.S. MBS Index and the Lipper U.S. Mortgage Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R6 Shares is based on the performance of Select Class Shares prior to the inception of Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses

54	J.P. MORGAN INCOME FUNDS

than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	3rd quarter, 2009	4.66%
Worst Quarter	2nd quarter, 2013	–1.39%

The Fund’s year-to-date total return through 3/31/15 was 1.55%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 Shares
Return Before Taxes	4.78%	4.94%	5.60%
Return After Taxes on Distributions	3.22	3.35	3.77
Return After Taxes on Distributions and Sale of Fund Shares	2.71	3.19	3.64
BARCLAYS U.S. MBS INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	6.08	3.73	4.75
LIPPER U.S. MORTGAGE FUNDS INDEX
(Reflects No Deduction for Taxes)	5.87	4.27	4.44

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Douglas Swanson	2000	Managing Director
Michael Sais	2005	Managing Director
Henry Song	2014	Executive Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors $5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2015	55

JPMorgan Short Duration Bond Fund

Class/Ticker: R6/JSDUX

What is the goal of the Fund?

The Fund seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.25%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.11
Shareholder Service Fees	NONE
Remainder of Other Expenses[1]	0.11

Total Annual Fund Operating Expenses	0.36
Fee Waivers and Expense Reimbursements[2]	(0.06)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.30

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as they have been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.30% of the average daily net assets of Class R6 Shares. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	31	110	196	450

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

56	J.P. MORGAN INCOME FUNDS

What are the Fund’s main investment strategies?

As part of its main investment strategy, the Fund may principally invest in U.S. treasury obligations, U.S. government agency securities, corporate bonds, asset-backed securities, mortgage-backed securities, mortgage-related securities, and structured instruments. These investments may be structured as collateralized mortgage obligations (agency and non-agency), commercial mortgage-backed securities and mortgage pass-through securities. U.S. government agency securities may be issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac).

Under normal circumstances, the Fund invests at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Consistent with the Fund’s short duration strategy, the Fund’s effective average weighted maturity ordinarily will be three years or less taking into account expected amortization and prepayment of principal on certain investments. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).

Securities purchased by the Fund will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The Fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. The Fund expects to invest less than 5% of its assets in “sub-prime” mortgage-related securities at the time of purchase.

The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. The adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

JULY 1, 2015	57

JPMorgan Short Duration Bond Fund (continued)

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short U.S. Government Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R6 Shares is based on the performance of Select Class Shares prior to the inception of Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

58	J.P. MORGAN INCOME FUNDS

Best Quarter	4th quarter, 2008	2.35%
Worst Quarter	2nd quarter, 2013	–0.45%

The Fund’s year-to-date total return through 3/31/15 was 0.73%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	0.87%	1.68%	3.04%
Return After Taxes on Distributions	0.38	1.07	2.04
Return After Taxes on Distributions and Sale of Fund Shares	0.50	1.06	1.99
BARCLAYS 1–3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	0.77	1.41	2.85
LIPPER SHORT U.S. GOVERNMENT FUNDS INDEX
(Reflects No Deduction for Taxes)	0.84	1.19	2.41

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Gregg Hrivnak	2006	Managing Director
Richard Figuly	2006	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2015	59

JPMorgan Short Duration High Yield Fund

Class/Ticker: R6/JSDRX

What is the goal of the Fund?

The Fund seeks current income with a secondary objective of capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.50%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.20
Shareholder Service Fees	NONE
Remainder of Other Expenses	0.20
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.71
Fee Waivers and Expense Reimbursements[1]	(0.20)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.51

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.50% of the average daily net assets of Class R6 Shares. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	52	207	375	864

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

60	J.P. MORGAN INCOME FUNDS

What are the Fund’s main investment strategies?

The Fund invests in all types of high yield, high risk debt securities. The Fund also may invest in preferred stock, common stock and loan participations and assignments and commitments to purchase loan assignments.

Under normal circumstances, the Fund invests at least 80% of its Assets in high yield securities. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. A “high yield security” means the security is rated below investment grade or unrated at the time of purchase, but that the Fund’s adviser, J.P. Morgan Investment Management Inc. (the adviser or JPMIM) believes to be of comparable quality. Such securities are also referred to as “junk bonds” or “below investment grade bonds.” Some examples of high yield securities include bonds, other debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments), convertible securities and preferred stocks that are rated below investment grade or unrated. Such securities may be issued by small capitalization companies (e.g., companies with market capitalizations of under 2.6 billion or that are included in small cap market indices).

The Fund may invest up to 100% of the Fund’s total assets in below investment grade securities or unrated securities that JPMIM deems to be of equivalent quality. Such securities may include so called “distressed debt.” “Distressed debt” includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. As part of its principal investment strategy, the Fund invests in debt securities structured as corporate debt securities, private placements, restricted securities, and other unregistered securities, variable and floating rate instruments, when-issued securities, delayed delivery securities and forward commitments, zero-coupon, pay-in-kind and deferred payment securities.

The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

The Fund generally invests in securities issued in U.S. dollars including U.S. dollar denominated securities of foreign issuers in developed and emerging markets. Up to 20% of the Fund’s total assets may be invested in non-dollar denominated securities. Generally, the Fund attempts to minimize currency exposure to foreign and emerging markets through hedging.

Although the Fund predominantly invests in debt securities and income producing securities, it may also invest in common stock from time to time. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and foreign currency transactions in the management of portfolio investments. The Fund may also use such derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may use swaps structured as credit default swaps related to individual bonds, Loans or other securities or indexes of bonds, Loans or securities to mitigate risk exposure and manage cash flow needs. In addition, the Fund may use currency derivatives to hedge non-dollar investments back to the U.S. dollar.

The adviser focuses on value in buying and selling securities for the Fund by looking at individual securities against the context of broader market factors. For each issuer, the adviser performs an in-depth analysis of the issuer including business prospects, management, capital requirements, capital structure, enterprise value and security structure and covenants. In addition, the adviser monitors investments on an ongoing basis by staying abreast of positive and negative credit developments expediting the review of the Fund’s investments that are considered to be the most risky. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes the issuer’s credit quality will deteriorate materially or when the adviser believes that there is better relative value available in the market in securities of comparable quality.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

JULY 1, 2015	61

JPMorgan Short Duration High Yield Fund (continued)

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

High Yield Securities and Loan Risk. The Fund invests in securities including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.

No active trading market may exist for some securities and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some securities may have a more limited secondary market, liquidity risk may be more pronounced for the Fund. When Loans and other securities are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Smaller Company Risk. Investments in smaller cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Securities and Emerging Markets Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such countries. The Fund may also invest in non-dollar denominated securities. Investments in non-dollar denominated securities are subject to risks in addition to those summarized above including currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market

62	J.P. MORGAN INCOME FUNDS

economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Derivatives Risk. Derivatives, including futures contracts, options, swaps and foreign currency transactions, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be particularly sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Zero-Coupon Securities Risk. The market value of a zero-coupon security is generally more volatile than the market value of other fixed income securities. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year. The Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a registered investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R6 Shares over the past calendar year. The table shows average annual total returns for the past one year and life of the Fund. The table compares that performance to the Barclays U.S. Aggregate Index, the BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index and the Lipper High Yield Bond Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

JULY 1, 2015	63

JPMorgan Short Duration High Yield Fund (continued)

Best Quarter	2nd quarter, 2014	1.31%
Worst Quarter	3rd quarter, 2014	–1.21%

The Fund’s year-to-date return through 3/31/15 was 1.62%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
	Past 1 Year	Life of the Fund (since 3/1/13)
CLASS R6 SHARES
Return Before Taxes	1.13%	2.41%
Return After Taxes on Distribution	(0.86)	0.56
Return After Taxes on Distribution and Sale of Fund Shares	0.64	1.00
BARCLAYS U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.97	2.14
BOFA MERRILL LYNCH 1-5 YEAR U.S. CASH PAY HIGH YIELD CONSTRAINED INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	0.53	3.82
LIPPER HIGH YIELD BOND INDEX
(Reflects No Deduction for Taxes)	2.24	4.22

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title of Investment Adviser
William J. Morgan	2013	Managing Director
Frederick A. Sabetta	2013	Managing Director
James P. Shanahan, Jr.	2013	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors $5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial

Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

64	J.P. MORGAN INCOME FUNDS

JPMorgan Strategic Income Opportunities Fund

Class/Ticker: R5/JSORX

What is the goal of the Fund?

The Fund seeks to provide high total return.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R5
Management Fees	0.45%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.16
Shareholder Service Fees	0.05
Remainder of Other Expenses[1]	0.11
Acquired Fund Fees and Expenses	0.13

Total Annual Fund Operating Expenses	0.74
Fee Waivers and Expense Reimbursements[2]	(0.06)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.68

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.55% of the average daily net assets of Class R5 Shares. This waiver is in effect through 6/30/16, at which time the adviser and/or it affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	69	231	406	913

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 255% of the average value of its portfolio.

JULY 1, 2015	65

JPMorgan Strategic Income Opportunities Fund (continued)

What are the Fund’s main investment strategies?

The Fund has an absolute return orientation which means that it is not managed relative to an index. The Fund attempts to achieve a positive total return in diverse market environments over time. In connection with this strategy, the Fund has flexibility to allocate its assets among a broad range of fixed income securities and derivatives as well as in a single or limited number of strategies/sectors including cash and short term investments. In particular, the Fund may invest all or substantially all of its assets in cash and short-term investments consistent with its absolute return orientation. Total return is a combination of capital appreciation and current income. “Strategic” in the Fund’s name means that the Fund, in addition to seeking current income as an element of total return, will also seek capital appreciation as an element of total return. The Fund may invest in a wide range of debt securities of issuers from the U.S. and other markets, both developed and emerging, as well as derivatives. Investments may be issued or guaranteed by a wide variety of entities including governments and their agencies, corporations, financial institutions and supranational organizations that the Fund believes have the potential to provide a high total return over time. The Fund may also invest in convertible securities, preferred securities, and equity securities that the adviser believes will produce income or generate return.

The Fund may also use futures contracts, options, swaps, and foreign currency transactions for hedging, risk management, or to attempt to increase income and gain to the Fund. Swaps may be structured as credit default swaps (CDSs) on individual securities or a basket or index of securities, interest rate swaps, total return swaps and price lock swaps.

Although the Fund may invest up to 100% of its total assets in securities that are rated below investment grade (junk bonds) or the unrated equivalent, the Fund will generally invest at least 25% of the Fund’s total assets in securities that, at the time of purchase, are rated investment grade or better or the unrated equivalent.

The adviser uses the following six strategy/sector allocations in managing the Fund.

•	Cash — includes cash, money market instruments, and other short-term securities of high quality.

•	Rates management — includes traditional fixed income securities as well as derivatives to actively manage duration, yields and the effect changes in interest rates may have.

•	Credit securities — includes the full spectrum of investment and non-investment grade securities. Ordinarily, the Fund will invest no more than 75% of its total assets in credit securities.
•

Relative value strategies — includes fixed income relative value strategies such as credit-oriented trades, mortgage dollar rolls, derivatives, long/short strategies, and other combinations of fixed income securities and derivatives.

•

Foreign and emerging market securities — includes the full range of securities of issuers from developed and emerging markets. Ordinarily, the Fund will invest no more than 50% of its total assets in foreign and emerging market securities.

•

Non-traditional income — includes convertible securities, preferred securities, and equity stocks that the adviser believes will produce income or generate return. Ordinarily, the Fund will invest no more than 35% of its total assets in such securities.

In buying and selling investments for the Fund, the adviser uses both security selection and derivatives to adjust allocations among each of the above strategies/sectors with an absolute return orientation. For each strategy/sector, sector specialists provide security research and recommendations to the lead portfolio managers. The Fund’s investments will not necessarily be allocated among all six strategies/sectors at any given time. Rather, the Fund uses a flexible asset allocation approach that permits the adviser to invest in a single strategy/ sector or only a few strategies/sectors, consistent with the limitations identified above. Due to the Fund’s flexible allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy/sector may become more pronounced when the Fund utilizes a single strategy/sector or only a few strategies/sectors.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses derivatives structured as futures, options, swaps and price locks as part of its rate management and relative value strategies and to gain or adjust exposure to markets, sectors, securities and currencies. The Fund uses CDSs to initiate long exposures (overweights) in areas of the market that the adviser believes are attractively valued and short positions (underweights) in areas that the adviser believes are not attractive from a valuation perspective. In certain market environments, the Fund may use interest rate swaps and futures contracts to help protect its portfolio from interest rate risk. The Fund may also utilize foreign currency transactions including currency options and forward foreign currency contracts to hedge non-dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies.

The Fund may also use derivatives either alone or in combination with securities as part of its “relative value” strategies. Relative value strategies seek to exploit pricing discrepancies between individual securities or market sectors. The Fund’s relative value strategies use combinations of securities and investments and include: (1) credit-oriented trades such as

66	J.P. MORGAN INCOME FUNDS

purchasing a CDS related to one bond or set of bonds and selling a CDS on a similar bond or set of bonds, (2) mortgage-dollar rolls in which the Fund sells mortgage-backed securities and the same time contracts to buy back very similar securities on a future date, (3) long/short strategies such as selling a bond with one maturity and buying a bond with a different maturity to take advantage of the yield/return between the maturity dates, and (4) other combinations of fixed income securities and derivatives.

The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations, principal-only and interest-only stripped mortgage-backed securities and mortgage pass-through securities including mortgage TBAs. The Fund may also invest in asset-backed securities and structured investments.

The Fund may invest in a broad variety of securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short.

The Fund may invest in loan assignments and participations (Loans), and commitments to purchase loan assignments (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. The Fund may also originate loans, in which the Fund may lend money directly to an obligor by investing in limited liability companies or corporations that make loans directly to obligors. The Fund may invest in common shares or preferred shares of unaffiliated closed-end funds.

The Fund may invest any portion of its total assets in cash and cash equivalents.

The Fund may invest in exchange traded funds (ETFs) in order to gain exposure to particular foreign markets or asset classes. The ETFs in which the Fund will invest are registered investment companies that seek to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

The Fund may invest in municipal securities and inflation-linked securities such as Treasury Inflation Protected Securities (TIPS).

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

High Yield Securities and Loan Risk. The Fund invests in securities including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation

JULY 1, 2015	67

JPMorgan Strategic Income Opportunities Fund (continued)

difficulties and potential illiquidity. Loans may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. Loans that are deemed to be liquid at the time of purchase may become illiquid.

No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some Loans may have a more limited secondary market, liquidity risk may be more pronounced for the Fund. When Loans are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. The Fund may focus its investments in a single country or small group of countries and be subject to greater volatility than a more geographically diversified fund.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets”. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the

Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. Derivatives, including futures, options, swaps, price locks, credit default swaps and foreign currency transactions, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets and even a well conceived transaction may be unsuccessful because of market behavior or unexpected events. Options may be volatile and there can no assurance that a liquid secondary market will exist for any particular option at any particular time, even if the contract is traded on an exchange. Exchanges may halt trading in options thereby making it impossible for the Fund to enter into or close out option positions and impairing the Fund’s access to assets held to cover such options positions. The Fund may also be at risk that counterparties entering into an option transaction will not fulfill their obligations, particularly when the Fund utilizes over-the-counter options.

68	J.P. MORGAN INCOME FUNDS

Strategy Risk. The Fund may use relative value and other strategies that combine derivatives and/or securities to manage duration, sector and yield curve exposure and credit and spread volatility. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. Relative value strategies involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under “Derivatives Risk”.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk”. In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Investment Company Risk. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of an other investment company.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

JULY 1, 2015	69

JPMorgan Strategic Income Opportunities Fund (continued)

ETF Risk. The Fund may invest in shares of other investment companies, including common shares and preferred shares of closed-end funds. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. The price movement of an ETF may not track the underlying index and may result in a loss.

Municipal Securities Risk. The risk of a municipal security generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past six calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Barclays

U.S. Universal Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, and the Lipper Alternative Credit Focus Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	10.16%
Worst Quarter	3rd quarter, 2011	–4.42%

The Fund’s year-to-date total return through 3/31/15 was 0.75%.

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2014)
	Past 1 Year	Past 5 Years	Life of Fund (since 10/10/08)
CLASS R5 SHARES
Return Before Taxes	0.32%	3.46%	6.44%
Return After Taxes on Distributions	(0.44)	2.25	5.02
Return After Taxes on Distributions and Sale of Fund Shares	0.18	2.20	4.49
BARCLAYS U.S. UNIVERSAL INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.56	4.81	6.06
BOFA MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	0.03	0.09	0.13
LIPPER ALTERNATIVE CREDIT FOCUS FUNDS INDEX
(Reflects No Deduction for Taxes)	0.70	N/A	N/A

70	J.P. MORGAN INCOME FUNDS

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
William Eigen	2008	Managing Director
Timothy N. Neumann	2009	Managing Director
Jarred Sherman	2009	Executive Director
Charles McCarthy	2015	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R5 Shares.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2015	71

JPMorgan Total Return Fund

Class/Ticker: R2/JMTTX; R5/JMTRX; R6/JMTIX

What is the goal of the Fund?

The Fund seeks to provide high total return.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.48	0.35	0.23
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses	0.23 [1]	0.30	0.23 [1]
Acquired Fund Fees and Expenses	0.07	0.07	0.07

Total Annual Fund Operating Expenses	1.35	0.72	0.60
Fee Waivers and Expense Reimbursements[2]	(0.12)	(0.19)	(0.12)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.23	0.53	0.48

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as they have been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest expenses related to short sales (beginning 11/1/15), interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 1.16%, 0.46% and 0.41% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	125	416	728	1,613
CLASS R5 SHARES ($)	54	211	382	877
CLASS R6 SHARES ($)	49	180	323	739

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 394% of the average value of its portfolio.

72	J.P. MORGAN INCOME FUNDS

What are the Fund’s main investment strategies?

The Fund has wide latitude to invest in all types of debt securities that the adviser believes have the potential to provide a high total return over time. As part of its principal investment strategy, the Fund may invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, asset-backed, mortgage-related and mortgage-backed securities and structured investments. Mortgage-related and mortgage-backed securities may be structured as adjustable rate mortgage loans, collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, and mortgage pass-through securities including mortgage TBAs. These securities may be of any maturity.

The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion. The Fund may invest a significant amount of its assets in sub-prime mortgage-related securities. The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses derivatives structured as futures, options, swaps and price locks to help manage duration, sector and yield curve exposure and credit and spread volatility. Swaps may be structured as credit default swaps (CDSs) on individual securities, a basket or index of securities, interest rate swaps, total return swaps and price lock swaps. The Fund uses CDSs to initiate long exposures (overweights) in areas of the market that the adviser believes are attractively valued and short positions (underweights) in areas that the adviser believes are not attractive from a valuation perspective. In certain market environments, the Fund may use interest rate swaps and futures contracts to help protect its portfolio from interest rate risk. The Fund may also utilize foreign currency transactions including currency options and forward foreign currency contracts to hedge non-dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies.

The Fund may also use derivatives either alone or in combination with securities as part of its “relative value” strategies. Relative value strategies seek to exploit pricing discrepancies between individual securities or market sectors. The Fund’s relative value strategies use combinations of securities and investments and include: (1) credit-oriented trades such as purchasing a CDS related to one bond or set of bonds and selling a CDS on a similar bond or set of bonds, (2) mortgage-dollar rolls in which the Fund sells mortgage-backed securities and the same time contracts to buy back very similar securities on a future date, (3) long/short strategies such as selling a bond with one maturity and buying a bond with a different maturity to take advantage of the yield/return between the maturity dates, and (4) other combinations of fixed income securities and derivatives.

Up to 35% of the Fund’s total assets may be invested in foreign securities, including emerging markets debt securities and debt securities denominated in foreign currencies. Investments may be issued or guaranteed by a wide variety of entities including governments and their agencies and instrumentalities, corporations, financial institutions and supranational organizations. The Fund typically will seek to hedge approximately 70% of its non-dollar investments back to the U.S. dollar, through the use of derivatives including forward foreign currency contracts, but may not always do so.

Under normal circumstances, 65% of the Fund’s net assets will be invested in securities that, at the time of purchase, are rated investment grade (or the unrated equivalent). Up to 35% of the Fund’s net assets may be invested in securities rated below investment grade (junk bonds) including so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. The Fund may also invest in securities that are unrated but are deemed by the adviser to be of comparable quality.

The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities. The Fund may also invest in inflation-linked debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities such as Treasury Inflation Protected Securities (TIPS) or issued by other entities such as corporations, foreign governments and other foreign issuers.

The Fund may invest in loan assignments and participations (Loans) and commitments to purchase loan assignments. Loans will typically consist of senior floating rate loans, but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. As part of its principal investment strategy, the Fund may invest any portion of its total assets in cash and cash equivalents.

The adviser buys and sells investments for the Fund by analyzing both individual securities and different market sectors within broader interest rate, investment and sector themes established by the adviser’s macro team. The adviser looks for individual investments that it believes will perform well over market cycles based on a risk/reward evaluation of interest rate risk, credit risk and the complex legal and technical structure of the transaction.

JULY 1, 2015	73

JPMorgan Total Return Fund (continued)

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Derivatives Risk. Derivatives, including futures, options, swaps, forward foreign currency contracts and price locks, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Strategy Risk. The Fund may use relative value and other strategies that combine derivatives and/or securities to manage duration, sector and yield curve exposure and credit and spread volatility. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. Relative value strategies involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under “Derivatives Risk”.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, currency fluctuations, sanctions or other measures by the United States or other governments, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets”. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition,

74	J.P. MORGAN INCOME FUNDS

emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

High Yield Securities and Loan Risk. The Fund invests in securities including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Loans may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. Loans that are deemed to be liquid at the time of purchase may become illiquid.

No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some Loans may have a more limited secondary market, liquidity risk may be more pronounced for the Fund. When Loans are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including

JULY 1, 2015	75

JPMorgan Total Return Fund (continued)

mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk”. In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets and even a well conceived transaction may be unsuccessful because of market behavior or unexpected events. Options may be volatile and there can be no assurance that a liquid secondary market will exist for any particular option at any particular time, even if the contract is traded on an exchange. Exchanges may halt trading in options thereby making it impossible for the Fund to enter into or close out option positions and impairing the Fund’s access to assets held to cover such options positions. The Fund may also be at risk that counterparties entering into an option transaction will not fulfill their obligations, particularly when the Fund utilizes over-the-counter options.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past six calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Because the Class R2 and Class R6 Shares did not commence operations until 3/18/14, the table only shows performance for the Class R5 Shares. The actual returns of Class R2 and Class R6 Shares would have been different than those shown because Class R2 and Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	3rd quarter, 2009	7.66%
Worst Quarter	2nd quarter, 2013	–2.04%

The Fund’s year-to-date return through 3/31/15 was 1.53%.

76	J.P. MORGAN INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2014)
	Past 1 Year	Past 5 Years	Life of Fund (since 6/16/08)
CLASS R5 SHARES
Return Before Taxes	5.32%	6.15%	7.02%
Return After Taxes on Distributions	3.80	3.79	4.59
Return After Taxes on Distributions	3.01	3.90	4.58
and Sale of Fund Shares
CLASS R6 SHARES
Return Before Taxes	5.36	6.16	7.02
CLASS R2 SHARES
Return Before Taxes	4.71	6.03	6.92
BARCLAYS U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	5.97	4.45	5.13
LIPPER CORE PLUS BOND FUNDS INDEX
(Reflects No Deduction for Taxes)	5.62	5.62	6.31

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
William Eigen	2008	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R5 Shares.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

JULY 1, 2015	77

JPMorgan Unconstrained Debt Fund

(formerly JPMorgan Multi-Sector Income Fund)

Class/Ticker: R2/JISZX; R5/JSIRX; R6/JSIMX

What is the goal of the Fund?

The Fund seeks to provide long-term total return.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.45%	0.45%	0.45%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.83	0.18	0.12
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses	0.58 [1]	0.13 [1]	0.12
Acquired Fund Fees and Expenses	0.04	0.04	0.04

Total Annual Fund Operating Expenses	1.82	0.67	0.61
Fee Waivers and Expense Reimbursements[2]	(0.53)	(0.08)	(0.07)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.29	0.59	0.54

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 1.25%, 0.55% and 0.50% of the average daily net assets of Class R2, Class R5 and Class R6
Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	131	521	936	2,094
CLASS R5 SHARES ($)	60	206	365	827
CLASS R6 SHARES ($)	55	188	333	755

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 179% of the average value of its portfolio.

78	J.P. MORGAN INCOME FUNDS

What are the Fund’s main investment strategies?

The Fund seeks to achieve its investment objective by investing opportunistically across different markets and sectors, based on the portfolio management team’s view of the markets and sectors. The Fund’s approach is flexible and it is not managed to or constrained by a benchmark. This allows the Fund to shift its allocations based on changing market conditions which may result in investing in a few or multiple markets and sectors. Total return in the Fund’s objective includes both current income and capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its Assets in debt investments. Debt investments include loan assignments and participations (Loans), commitments to purchase Loans, convertible securities, bonds, and all other types of debt securities and debt instruments. Debt investments also include money market investment companies. “Assets” means net assets plus the amount of borrowings for investment purposes.

The Fund is unconstrained by sectors and strategies. The Fund has broad flexibility to invest in a wide variety of debt securities and instruments. As part of its principal investment strategy, the Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign markets including emerging markets. These securities may include debt securities issued by governments and their agencies, supranational organizations, corporations, and banks. The Fund may also invest in equity securities as a principal strategy.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use fixed income, currency and credit derivatives. Such derivatives may include futures contracts, options, swaps including credit default swaps, and forward contracts. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of derivatives including forward foreign currency contracts and other foreign currency transactions, but may not always do so. In addition to hedging non-dollar investments, the Fund may also use such derivatives for other hedging purposes (e.g., decreasing exposure to certain securities), to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

The Fund may invest without limit in securities that are rated below investment grade (also known as junk bonds or high yield securities) by Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s Corporation (S&P), Fitch Rating (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality.

A significant portion of the Fund’s assets may be invested in asset-backed securities and mortgage-related and mortgage-

backed securities. Such securities may be structured as collateralized mortgage obligations and stripped mortgage-backed securities, including those structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund may also invest in structured investments and adjustable rate mortgage loans (ARMs). The Fund may invest a significant amount of its assets in sub-prime mortgage-related securities.

The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund may also invest in mortgage pass-through securities including mortgage TBAs. The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short.

The Fund may invest in inflation-linked debt securities including fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund may also invest in inflation-linked debt securities issued by other entities such as corporations, foreign governments and foreign issuers.

The Fund may invest in loan assignments and participations (Loans), and commitments to purchase loan assignments (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. The Fund may invest in municipal securities. The Fund may also invest in when-issued securities, delayed delivery securities, forward commitments, zero-coupon securities, pay-in-kind securities and deferred payment securities.

The Fund may also invest in convertible securities and preferred securities that the adviser believes will produce income or generate return.

As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.

In buying and selling investments for the Fund, the adviser uses an opportunistic strategy and uses both security selection and derivatives to allocate its investments among strategies and sectors. For each strategy/sector, dedicated sector specialists provide security research and recommendations to the lead portfolio managers. Buy and sell decisions are based on

JULY 1, 2015	79

JPMorgan Unconstrained Debt Fund (continued)

fundamental, quantitative and technical research. The Fund uses a flexible asset allocation approach that permits the adviser to invest in only a small number of strategies/sectors from time to time although the Fund intends to invest in at least two sectors under normal market conditions. While the Fund seeks to mitigate downside risk, the Fund’s risk exposure may vary due to the Fund’s flexible allocation approach and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not mitigate downside risk or achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. The adviser has great flexibility in selecting investments because the Fund is unconstrained by sectors and strategies. This increased flexibility may present greater investment risk than a Fund with more rigid investment restrictions because the success of the adviser’s portfolio selections is dependent upon a greater number of variables.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

High Yield Securities and Loan Risk. The Fund invests in securities including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Loans may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. Loans that are deemed to be liquid at the time of purchase may become illiquid.

No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some Loans may have a more limited secondary market, liquidity risk may be more pronounced for the Fund. When Loans are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Derivatives Risk. Derivatives, including futures contracts, options, swaps including credit default swaps and forward contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

80	J.P. MORGAN INCOME FUNDS

Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Foreign Securities and Emerging Markets Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such countries. The Fund may also invest in non-dollar denominated securities. Investments in non-dollar denominated securities are subject to risks in addition to those summarized above including currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates

JULY 1, 2015	81

JPMorgan Unconstrained Debt Fund (continued)

caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Equity Market Risk. The Fund’s investments in preferred shares and convertible securities are subject to equity market risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Municipal Securities Risk. The risk of a municipal security generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and engaging in mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates and credit quality than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year. The Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a registered investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the Barclays U.S. Aggregate Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, and the Lipper Alternative Credit Focus Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the indexes. The performance of Class R6 Shares in the performance table is based on the performance of Class R5 Shares prior to the

82	J.P. MORGAN INCOME FUNDS

inception of Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective October 22, 2014, the Fund adopted an 80% policy. The Fund’s past performance would have been different if the Fund was managed by this policy.

Best Quarter	4th quarter, 2013	2.92%
Worst Quarter	3rd quarter, 2011	–1.30%
	2nd quarter, 2013

The Fund’s year-to-date return through 3/31/15 was 1.00%.

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2014)
	Past 1 Year	Life of Fund (since 12/1/10)
CLASS R2 SHARES
Return Before Taxes	1.01%	2.92%
Return After Taxes on Distributions	(0.66)	1.78
Return After Taxes on Distributions and Sale of Fund Shares	0.57	1.78
CLASS R5 SHARES
Return Before Taxes
CLASS R6 SHARES	1.71	3.65
Return Before Taxes
BARCLAYS U.S. AGGREGATE INDEX	1.75	3.65
(Reflects No Deduction for Fees, Expenses or Taxes)	5.97	3.74
BofA MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	0.03	0.08
LIPPER ALTERNATIVE CREDIT FOCUS FUNDS INDEX
(Reflects No Deduction for Taxes)	0.70	N/A

After-tax returns are shown for only the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Robert Michele	2010	Managing Director
Nicholas J. Gartside	2011	Managing Director
Iain T. Stealey	2010	Managing Director
Matthew G. Pallai	2011	Executive Director

JULY 1, 2015	83

JPMorgan Unconstrained Debt Fund (continued)

Purchase and Sale of Fund Shares

Purchase minimums

There is no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other Class R6 eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

84	J.P. MORGAN INCOME FUNDS

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

Each of the Funds described in this prospectus is managed by J.P. Morgan Investment Management Inc. (JPMIM). The principal types of securities and the main strategies that each Fund currently anticipates using are summarized in its Risk/Return Summary. Except as otherwise indicated, the strategies described below are principal investment strategies of each Fund. Where applicable, the following identifies other strategies that are not anticipated to be main strategies of a Fund but that may become more important to a Fund’s management in the future. The Funds may utilize these investments and strategies to a greater or lesser degree in the future.

The frequency with which each Fund buys and sells securities will vary from year to year, depending on market conditions.

Credit Quality. Some of the Funds limit their investments to investment grade securities or the unrated equivalent while others may invest in below investment grade securities (also known as junk bonds). Except as otherwise provided with respect to the Corporate Bond Fund, Income Fund and Short Duration High Yield Fund, investment grade securities carry a minimum rating of Baa3, BBB–, or BBB– by Moody’s Investors Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or are unrated but deemed by the adviser to be of comparable quality. A “junk bond” is a debt security that is rated below investment grade. Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB+ or lower by S&P and Ba1 or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade. The adviser will consider such an event in determining whether a Fund should continue to hold the security. Please see Corporate Bond Fund, Income Fund and Short Duration High Yield Fund for information concerning Credit Quality applicable to those Funds.

As indicated in the risk/return summaries, some of the Funds may invest in “sub-prime” mortgage-related securities. “Sub-prime” loans, which have higher interest rates, are made to borrowers with low credit ratings or other factors that increase the risk for default. In generally, these borrowers have impaired or limited credit history.

Average Weighted Maturity. Some of the Funds have policies with respect to average weighted maturity as described in the risk/return summaries. Such Funds may have a longer or shorter average weighted maturity under certain market conditions. In addition, such Funds may shorten or lengthen their average weighted maturity if deemed appropriate for temporary defensive purposes. Average weighted maturity is the average of all the current maturities (that is, the term of the securities of the individual bonds in the Fund calculated so as to count most heavily those securities with the highest dollar value). Average weighted maturity is important to investors as an indication of a Fund’s sensitivity to changes in interest rates.

Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. Mortgage-related securities are subject to prepayment of principal which can shorten the average weighted maturity of a Fund. Therefore, in the case of a Fund which holds mortgage-backed securities, asset-backed securities and similar types of securities, the average weighted maturity of a Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.

Core Bond Fund

For purposes of the Fund’s fundamental policy to invest at least 80% of its Assets in bonds, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.

The Fund’s average weighted maturity will ordinarily range between four and 12 years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).

The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its

JULY 1, 2015	85

More About the Funds (continued)

agencies and instrumentalities. The adviser may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities in the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.

The Fund may engage in securities lending.

WHAT IS SECURITIES LENDING?
Securities lending involves the loan of securities to borrowers in exchange for cash collateral which the Fund may reinvest. During the term of the loan, the Fund is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, the Fund is required to return the cash collateral to the borrower plus an agreed upon rebate. Securities lending is not a principal strategy of the Funds.

The Fund may invest in loan participations and assignments (Loans) although the Fund does not currently use Loans as part of its principal investment strategy.

The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. Although the use of derivatives is not a principal strategy of the Fund, the Fund may use futures contracts, options, and swaps from time to time to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.

Core Plus Bond Fund

For purposes of the Fund’s fundamental policy to invest at least 80% of its assets in bonds, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations

The Fund may invest in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.

The Fund may invest a significant portion of all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. The Fund may also enter into “dollar rolls” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

Up to 35% of the Fund’s net assets may be invested in foreign securities, including securities denominated in foreign currencies (some of which may be below investment grade securities). Foreign securities include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets). The Fund’s investments in below investment grade securities or the unrated equivalent including below investment grade foreign securities will not, under normal circumstances, exceed more than 35% of the Fund’s total assets.

The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In addition to the mortgage dollar rolls as described above, the Fund may utilize other relative value strategies involving credit-oriented trades, combinations of derivatives, and combinations of derivatives and fixed income securities. The Fund may also utilize foreign currency derivatives such as currency forwards to hedge its non-dollar investments back to the U.S. dollar or use such derivatives to gain or adjust exposure to particular foreign securities, markets or currencies.

The Fund may engage in securities lending.

In addition to the investment strategies discussed above, the Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. The use of CPI-U swaps is not a principal investment strategy of the Fund.

The adviser allocates the Fund’s assets among a range of sectors based on strategic positioning and other tactical considerations. The Fund’s allocations will be reviewed and rebalanced periodically, if appropriate. Individual portfolio

86	J.P. MORGAN INCOME FUNDS

managers will be responsible for day-to-day investment management decisions on the assets that are allocated to their respective sleeves; provided, however, the remaining credit of the portfolio, excluding distressed debt, will be managed across the ratings continuum. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, currency risk, and the complex legal and technical structure of the transactions. With respect to the high yield portion of the Fund, the adviser focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors.

Corporate Bond Fund

The Fund mainly invests in corporate bonds that are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the Fund’s adviser to be of comparable quality. Under normal circumstances, the Fund invests at least 80% of its assets in corporate bonds. “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund will provide shareholders with at least 60 days prior notice of any change in this policy. A “corporate bond” is defined as a debt security issued by a corporation or non-governmental entity with a maturity of 90 days or more at the time of its issuance. Some examples of corporate bonds include corporate debt securities, commercial paper, private placements, restricted securities and other unregistered securities, debt securities of REITS, and debt securities of MLPs, variable and floating rate instruments, when issued securities and delayed delivery securities, and zero coupon, pay-in-kind and deferred payment securities. Corporate bonds may include securities owned by government or quasi-government entities. Such ownership may be significant and allow such entities to control the issuer of a corporate bond. As part of its principal strategy, the Fund invests in corporate bonds structured as corporate debt securities, debt securities of REITs, and MLPs, public or private placements, restricted securities and other unregistered securities.

The Fund is managed relative to the Barclays U.S. Corporate Index (the benchmark). Under normal circumstances, the Fund’s duration is the duration of the benchmark, plus or minus one year. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “five years” means that a security’s or portfolio’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates (assuming a parallel shift in yield curve). From 2002 through 2012, the duration of the benchmark has ranged between 5.00 and 7.50 years. The Fund will not invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark at the time of investment, the Fund may invest up to 35% of its assets in that industry.

The Fund may invest in U.S. dollar-denominated securities of foreign issuers. Such issuers may be in both developed and emerging markets although the Fund does not anticipate investing in emerging markets as a principal strategy. In addition, up to 20% of the Fund’s total assets may be invested in securities rated below investment grade or unrated securities deemed by the adviser to be of comparable quality (also known as junk bonds or high yield bonds) and securities denominated in foreign currencies (some of which may be below investment grade securities). The Fund’s investments in high yield securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. The Fund seeks to hedge its non-dollar investments back to the U.S. dollar, but may not always be able to do so.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and currency derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in swaps structured as interest rate swaps to manage duration relative to the benchmark. The Fund may also utilize foreign currency derivatives such as currency forwards, futures and foreign exchange swaps to hedge its non-dollar investments back to the U.S. dollar.

Although the Fund predominantly invests in corporate bonds, the Fund may also invest in U.S. Treasury securities including for cash management purposes and for duration management.

As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.

Although not part of its principal investment strategy, the Fund may invest in bank obligations, commercial paper, convertible securities, inflation-linked debt securities, municipal securities, obligations of supranational agencies, repurchase agreements, short-term funding agreements, variable and floating rate instruments, when-issued securities, delayed delivery securities and forward commitments, and zero-coupon, pay-in-kind, and deferred payment securities and emerging markets securities. Although the Fund predominantly invests in corporate bonds,

JULY 1, 2015	87

More About the Funds (continued)

the Fund may also invest in equity securities including common stock, preferred stock, trust preferreds and convertible securities, and government debt including U.S. government and agency obligations and sovereign debt obligations. In addition, the Fund may acquire and hold equity securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of a distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security. The Fund may also use credit default swaps related to individual securities or indexes of securities to gain or limit exposure to such securities or to mitigate risk exposure. The Fund may be both a buyer and seller of credit default swaps.

The adviser buys and sells investments for the Fund using a three part process that includes determining: (1) macro credit strategy, (2) sector strategy, and (3) security strategy. In establishing the Fund’s macro credit strategy, the adviser evaluates fundamental, technical and valuation factors, along with macro themes from the adviser’s broader fixed income team, to determine the view on risk for the Fund overall. In the second component of the process, the adviser evaluates sectors based on a blend of top down analysis, including relative value judgments, and bottom up fundamental analysis of companies and their respective sectors to determine sector weightings. The third component of the process focuses on an evaluation of individual companies based on fundamental credit metrics, as well as a review of each company’s competitive environment, event risk and technical factors such as supply, liquidity of debt issued by the company and equity performance. Based on these three components, the adviser overweights and underweights its sector and security investments relative to the benchmark.

Credit Quality. The Fund may invest in investment grade securities or the unrated equivalent as well as in below investment grade securities (also known as junk bonds). Investment grade securities are rated investment grade (Baa3, BBB-, or BBB- or higher) by the following nationally recognized statistical rating organizations (NRSRO), Moody’s, S&P, or Fitch or unrated but deemed by the adviser to be of comparable quality. If three of the NRSROs rate the security, the middle rating is used to determine whether the security is investment grade. If only two of the three NRSROs rate the security, the lower rating is used to determine whether the security is investment grade. If only one of the three NRSROs rates a security, the security will be deemed to be investment grade if rated as investment grade by the NRSRO. If a security is unrated, the adviser must determine that it is of comparable quality to an investment grade security in order for such security to be treated as investment grade. A “junk bond” is a debt security that does not meet the criteria specified above for investment grade securities and is rated below investment grade. Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by S&P and Ba or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade. The adviser will consider such an event in determining whether a Fund should continue to hold the security.

Emerging Markets Corporate Debt Fund

The Fund invests primarily in corporate debt investments that the adviser believes have the potential to provide total return from countries whose economies or bond markets are less developed (emerging markets). Under normal circumstances, the Fund invests at least 80% of its Assets in Emerging Markets Corporate Debt Investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. Shareholders will be provided with at least 60 days notice prior to changing this policy.

“Emerging Markets Corporate Debt Investments” are debt instruments issued by corporate or other business organizations located in or tied economically to an emerging market. Emerging markets currently include most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. An investment will be deemed to be tied economically to emerging markets if: (1) the issuer is organized under the laws of, or has a principal place of business in an emerging market; or (2) the principal listing of the issuer’s securities is in a market that is in an emerging market; or (3) the issuer derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or (4) the issuer has at least 50% of its assets located in an emerging market.

Some examples of Emerging Markets Corporate Debt Investments include brady bonds, corporate debt securities, commercial paper, convertible securities, inflation-linked debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments), private placements, restricted securities and other unregistered securities, structured investments including credit-linked notes (CLNs), sukuk, variable and floating instruments, when-issued securities and delayed delivery securities, and zero-coupon, pay-in-kind and deferred payment securities. Emerging Markets Corporate Debt Investments may include securities owned by government or quasi-government entities. Such ownership may be significant and allow such entities to control the issuer of an Emerging Markets Corporate Debt

88	J.P. MORGAN INCOME FUNDS

Investment. Sukuk are certificates, similar to bonds, issued by the issuer to obtain an upfront payment in exchange for an income stream to be generated by certain assets of the issuer. Sukuk are not currently used as part of the Fund’s principal investment strategy but may be used as part of the Fund’s principal investment strategy in the future.

As part of its main investment strategies, the Fund invests in Emerging Markets Corporate Debt Investments structured as corporate bonds and debt securities, private placements, restricted securities, and variable and floating rate instruments. The Fund invests mainly in U.S. dollar denominated Emerging Markets Corporate Debt Investments but may, to a lesser extent, invest in non-dollar denominated investments in securities. In addition to its investments in Emerging Markets Corporate Debt Investments, the Fund may invest in sovereign debt securities, obligations of supranational agencies and foreign municipal securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities.

The Fund’s investments may be of any maturity. Under normal circumstances, the Fund will invest no more than 65% of its total assets in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent. Such securities may include so called “distressed debt.” “Distressed debt” includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and forwards including non-deliverable forwards. The Fund may also use such derivatives to seek to increase income or gain to the Fund and as part of the risk management process. Generally, the Fund uses futures including treasury futures and credit default swaps for hedging and to manage duration. In addition, the Fund uses foreign currency derivatives including forward foreign currency contracts to establish or adjust the Fund’s currency exposure and to manage currency risk. The Fund may use derivatives to hedge non-dollar investments back to the U.S. dollar but may not always do so.

In deciding to buy and sell securities and investments for the Fund, the adviser combines top down macro-economic research with bottom up fundamental credit and country analysis. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments based on quantitative assessment of an issuer’s cashflows, debt structure, debt ratios and profitability and a qualitative assessment of how each issuer will perform relative to other issuers in the region. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes that there is better relative value available in the market in securities of comparable quality or when the adviser believes the issuer’s credit quality will deteriorate materially.

Additional Investment Strategies

Although not part of its principal investment strategy, the Fund may invest in common stock, common stock warrants and rights, and a wide variety of debt instruments including brady bonds, commercial paper, convertible securities, inflation-linked debt securities, when-issued securities and delayed delivery securities, structured investments including CLNs, mortgage-backed securities and zero-coupon, pay-in-kind and deferred payment securities.

Emerging Markets Debt Fund

Under normal circumstances, the Fund invests at least 80% of the value of its Assets in emerging market debt investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. The Fund invests in sovereign debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities, and supranational agencies. The Fund may also invest in debt securities issued or guaranteed by foreign corporations and foreign financial institutions.

The Fund may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (Mortgage TBAs). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. Mortgage TBAs currently are not used as part of the Fund’s principal investment strategy. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is announced 48 hours before the settlement date.

The Fund may sell mortgage TBAs short which does not involve borrowing a security. The Fund may also engage in short selling in which it must borrow a security it wants to sell short. These types of short selling are not currently principal investment strategies of the Fund.

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More About the Funds (continued)

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and foreign currency derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of such derivatives, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

In making investment decisions for the Fund, the adviser establishes overweight and underweight positions versus the J.P. Morgan Emerging Markets Bond Index Global Diversified based on weighted spread duration. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between bonds from a specific sector or country and U.S. Treasury securities. Generally, the prices of a bond from a specific sector or country of bonds will increase when spreads tighten and decrease when spreads widen. The adviser uses top down macroeconomic research to assess the general market conditions that may cause spreads to tighten or widen in the countries and sectors where the Fund invests. Based on this top down research, the adviser establishes overweight positions in countries and sectors that it believes are more likely to benefit from tightening spreads and underweight positions in countries and sectors that it believes are more likely to be negatively impacted by widening spreads, a process that is referred to as weighted spread duration.

To implement these overweight and underweight positions, the adviser uses bottom up fundamental research to evaluate the relative attractiveness of the individual securities in each country and sector. The adviser is value oriented and this bottom up fundamental research is based on a quantitative assessment of an issuer’s cash flows, debt structure, debt ratios and profitability and a qualitative assessment of how each issuer will perform relative to other issuers in the country or sector. Generally, the adviser will sell a security when, based on the considerations described above, the adviser believes that there is better relative value available in the country or sector in securities of comparable quality, or when the adviser believes the issuer’s credit quality will deteriorate materially.

Government Bond Fund

The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities and related to securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. The Fund may also invest in securities which are guaranteed by the U.S. government and its agencies and instrumentalities so long as such securities are backed by the full faith and credit of the United States.

The Fund mainly invests in government bonds as defined below with intermediate to long remaining maturities. These include mortgage-backed securities, including those issued by or guaranteed Ginnie Mae, Fannie Mae or Freddie Mac. The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion.

Under normal circumstances, the Fund will invest at least 80% of its Assets in government bonds including bonds issued or guaranteed by the U.S. government and its agencies and instrumentalities. The Fund will provide shareholders at least 60 days prior notice of any change of this policy. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund will provide shareholders at least 60 days prior notice of any change of this policy. For purposes of the Fund’s policy to invest at least 80% of its assets in government bonds under normal circumstances, a “government bond” is a debt instrument with a maturity of 90 days or more at the time of its issuance and with principal and interest guaranteed by the U.S. government and its agencies and instrumentalities, as well as stripped government securities and mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, and collateralized mortgage obligations. Ordinarily, such bonds will have principal and interest guaranteed by the U.S. government or its agencies and instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.

The Fund’s average weighted maturity will ordinarily range between three and 15 years, taking into account expected prepayment of principal on certain investments. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).

The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments which have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps in connection with its principal strategies in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.

The Fund may engage in securities lending.

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High Yield Fund

Under normal circumstances, the Fund invests at least 80% of its Assets in bonds, other debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments) and preferred stocks that are rated below investment grade or unrated. The Fund will provide shareholders at least 60 days prior notice of any change of this policy. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.

A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.

Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund’s average weighted maturity ordinarily will range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes. The Fund may have a longer or shorter average weighted maturity under certain market conditions.

The Fund may invest no more than 30% of its net assets in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.

The Fund may invest up to 100% of the Fund’s total assets in below investment grade or unrated securities. Such securities are also known as “junk bonds,” “high yield bonds” and “non-investment grade bonds.” Such securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, government or its agencies and instrumentalities.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options and swaps to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in swaps structured as credit default swaps related to individual Loans or other securities or indexes of Loans or other securities to gain exposure to such Loans and other securities, to mitigate risk exposure or to manage cash flow needs.

Although the Fund predominantly invests in debt securities and income producing securities, it may also invest in common stock from time to time. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security.

The Fund may engage in securities lending.

Income Fund

The Fund has broad flexibility to invest in a wide variety of debt securities and instruments of any maturity. The Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign and emerging markets. The Fund invests primarily in U.S. dollar denominated securities, although the Fund may also invest in non-dollar denominated securities. The Fund currently anticipates that it will invest no more than 10% of its total assets in non-dollar denominated securities, although, from time to time, the Fund may invest a greater percentage of its assets in non-dollar denominated securities to take advantage of market conditions.

In connection with managing volatility, the Fund seeks to maintain a duration of ten years or less, although, under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than ten years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The yield curve shows the relationship between yields and maturity dates for a set of similar bonds.

Although the Fund has the flexibility to invest above 65% of its total assets in investments that are rated below investment grade (also known as junk bonds or high yield securities) or the unrated equivalent to take advantage of market opportunities, under normal market conditions the Fund invests at least 35%

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of its total assets in investments that, at the time of purchase, are rated investment grade or better.

Below investment grade securities may include so-called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.

A significant portion of the Fund’s assets may be invested in asset-backed securities, mortgage-related securities and mortgage-backed securities. Such securities may be structured as CMOs and stripped mortgage-backed securities, including those structured such that payments consist of IO, PO or principal and interest. The Fund also may invest in inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. The Fund may also invest in structured investments and ARMs. The Fund may invest a significant amount of its assets in sub-prime mortgage-related securities.

The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued by Ginnie Mae, Fannie Mae and Freddie Mac. The Fund may also invest in custodial receipts.

The Fund may also invest in mortgage pass-through securities including securities eligible to be sold on the “to-be-announced” or TBA market (mortgage TBAs). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is announced 48 hours before the settlement date.

The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short. This strategy does not involve borrowing a security.

The Fund may invest in inflation-linked debt securities including fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as TIPS. Unlike conventional bonds, the principal and interest payments of TIPS are adjusted periodically to the CPI-U. The Fund may also invest in inflation-linked debt securities issued by other entities such as corporations, foreign governments and foreign issuers. The Fund may invest in Loans and Unfunded Commitments. The Loans in which the

Fund may invest will typically consist of senior floating rate loans, but may also include secured and unsecured loans, second lien loans or more junior and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.

The Fund may also invest in convertible securities and preferred stock that the adviser believes will produce income or generate return. The Fund also may use bank obligations, commercial paper, corporate debt securities, custodial receipts, inverse floating rate instruments, municipal securities, private placements, restricted securities and other unregistered securities, REITs, short-term funding agreements, when-issued securities, delayed delivery securities and forward commitments, and zero-coupon, pay-in-kind and deferred payment securities. The securities in which the Fund invests may include debt securities issued by governments and their agencies, supranational organizations, corporations, and banks.

The Fund has flexibility to utilize derivatives and at times, use of such derivatives may be a principal strategy. Derivatives are instruments that have a value based on another instrument, exchange rate or index. Derivatives will be used primarily for hedging, including duration hedging, but may also be used as substitutes for securities in which the Fund can invest. Such derivatives may include futures contracts, options, swaps including interest rate and credit default swaps, and forward contracts. The Fund may also use derivatives for other hedging purposes (e.g., decreasing or increasing exposure to certain securities), to increase income and gain to the Fund, as part of its risk management process by establishing or adjusting exposure to particular securities, markets or currencies and/or to manage cash flows. The Fund may be both a buyer and a seller of credit default swaps.

As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s assets may be invested in cash and cash equivalents.

In buying and selling investments for the Fund, the adviser uses a flexible, opportunistic approach that combines strategy and sector rotation (asset allocation). Strategy rotation refers to the shifting of investment among the multiple debt markets in which the Fund may invest. Sector rotation refers to the shifting of investments from one or more sectors (for example, high yield) into one or more other sectors (for example, emerging markets). For each strategy/sector, dedicated specialists provide security research and recommendations to the lead portfolio managers. Buy and sell decisions are based on fundamental, quantitative and technical analysis, including the

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expected potential to generate income. As part of its risk management strategy, the adviser typically will invest in multiple strategies/sectors, but, as part of the Fund’s opportunistic strategy, the adviser has flexibility to invest in a single or small number of strategies/sectors from time to time. Due to the Fund’s flexible asset allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments. Generally, the adviser will sell a security when, based on fundamental, quantitative and technical analysis and the considerations described above, the adviser believes the issuer’s credit quality will deteriorate materially or when the adviser believes that there is better relative value available in the market in securities of comparable quality.

Credit Quality. The Fund may invest in investment grade securities or the unrated equivalent and below investment grade securities (also known as junk bonds). Investment grade securities carry a minimum rating of Baa3, BBB–, or BBB– by at least one of Moody’s Investors Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or are unrated but deemed by the adviser to be of comparable quality. A “junk bond” is a debt security that is rated below investment grade. Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB+ or lower by S&P and Ba1 or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade. The adviser will consider such an event in determing whether the Fund should continue to hold such a security.

Additional Investment Strategies

Although the Fund predominantly invests in debt securities and income producing securities, it may also invest in common stock from time to time. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security.

Inflation Managed Bond Fund

The Fund is designed to protect the total return generated by its core fixed income holdings from inflation risk. As used in the Fund’s goal, “total return” includes income and capital appreciation. The Fund is not able to and does not seek to achieve its objective primarily through investments in inflation protected fixed income securities. Instead, because of the limited supply of certain inflation-protected fixed income securities, the Fund synthetically creates inflation protection by investing in a combination of conventional (i.e., non-inflation protected) fixed income securities and CPI-U swaps. The swaps are structured so that one counterparty agrees to pay the cumulative percentage change in the CPI-U over the duration of the swap. The other counterparty (the Fund) pays a compounded fixed rate (zero-coupon inflation-swap rate), which is based on the “breakeven inflation rate,” calculated as the yield difference between a nominal U.S. Treasury security and a TIPS of equal maturity. This strategy is intended to create the equivalent of a portfolio of inflation-protected securities.

Secondarily, the Fund may purchase other investments including inflation-protected fixed income securities such as TIPS.

Under normal circumstances, the Fund will invest at least 80% of its Assets in bonds. The Fund will provide shareholders at least 60 days prior notice of any change in this policy. “Assets” means net assets plus the amount of borrowings for investment purposes. A “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Bonds may be issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality. Bonds also include securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued by or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities and collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.

Limited Duration Bond Fund

The Fund mainly invests in mortgage-backed securities, asset-backed securities, mortgage-related securities, adjustable rate mortgages, money market instruments, and structured investments. These investments may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, and mortgage pass-through securities. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.

Under normal circumstances, the Fund will invest at least 80% of its Assets in bonds. “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund will

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provide shareholders with at least 60 days notice of a change in the policy to invest at least 80% of its Assets in bonds. For purposes of the Fund’s policy to invest 80% of its assets in bonds under normal circumstances, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.

The Fund seeks to maintain a duration of three years or less, although, under certain market conditions, such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a “duration of three years” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Information concerning the Fund’s duration can be found at www.jpmorganfunds.com.

The Fund invests in fixed and floating rate debt securities representing an interest in or secured by residential mortgage loans. These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities such as Ginnie Mae, Fannie Mae or Freddie Mac. However, the Fund may also purchase mortgage-backed securities and asset-backed securities that are issued by nongovernmental entities. Such securities may or may not have private insurer guarantees of timely payments.

Securities purchased by the Fund will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The Fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. The Fund may invest up to 25% of its assets in “sub-prime” mortgage-related securities at the time of purchase.

The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments which have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps in connection with its principal strategies in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.

Mortgage-Backed Securities Fund

For purposes of the fundamental policy that at least 65% of the Fund’s total assets will consist of bonds, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgagerelated and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.

The Fund may invest a significant portion or all of its assets in mortgage-backed securities in the adviser’s discretion. The Fund expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities.

The Fund also may invest in other types of non-mortgage related debt securities, including U.S. government securities, asset-backed securities, taxable or tax-exempt municipal securities and corporate debt securities.

The Fund’s average weighted maturity will normally range between two and ten years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).

The Fund may engage in securities lending.

The Fund may invest in loan participations and assignments (Loans) although the Fund does not currently use Loans as part of its principal investment strategy.

The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund

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can invest. The Fund may use futures contracts, options, and swaps from time to time to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund although the use of such derivatives is not a principal strategy of the Fund.

Short Duration Bond Fund

As part of its main investment strategy, the Fund may principally invest in U.S. treasury obligations, U.S. government agency securities, corporate bonds, asset-backed securities, mortgage-backed securities, mortgage-related securities, and structured instruments. These investments may be structured as collateralized mortgage obligations (agency and non-agency), commercial mortgage-backed securities and mortgage pass-through securities. U.S. government agency securities may be issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac.

Under normal circumstances, the Fund invests at least 80% of its Assets in bonds. The Fund will provide shareholders at least 60 days prior notice of any change of this policy. For purposes of the Fund’s policy to invest 80% of its Assets in bonds under normal circumstances, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgagerelated and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.

The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Consistent with the Fund’s short duration strategy, the Fund’s effective average weighted maturity ordinarily will be three years or less taking into account expected amortization and prepayment of principal on certain investments.

Up to 20% of the Fund’s net assets may be invested in preferred stock.

The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

The Fund may engage in securities lending.

The Fund may invest in loan participations and assignments (Loans) although the Fund does not currently use Loans as part of its principal investment strategy.

The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps from time to time to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund, although the use of such derivatives is not a principal strategy of the Fund.

Short Duration High Yield Fund

The Fund invests in all types of high yield, high risk debt securities. The Fund also may invest in preferred stock, common stock and loan participations and assignments and commitments to purchase loan assignments.

Under normal circumstances, the Fund invests at least 80% of its Assets in high yield securities. The Fund will provide shareholders with at least 60 days prior notice of any change in this policy. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. A “high yield security” means the security is rated below investment grade or unrated at the time of purchase, but that the adviser believes to be of comparable quality. Such securities are also referred to as “junk bonds” or “below investment grade bonds.” Some examples of high yield securities include bonds, other debt securities, loan assignments and participations (Loans), commitments to purchase loan assignments (Unfunded Commitments), convertible securities, and preferred stocks that are rated below investment grade or unrated. Such securities may be issued by small capitalization companies (e.g., companies with market capitalizations of under 2.6 billion or that are included in small cap market indices).

The Fund may invest up to 100% of the Fund’s total assets in below investment grade securities or unrated securities that the adviser deems to be of equivalent quality. Such securities may include so called “distressed debt.” “Distressed debt” includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. As part of its principal investment strategy, the Fund invests in debt securities structured as corporate debt securities, private placements, restricted securities, and other unregistered secu-

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rities, variable and floating rate instruments, when-issued securities, delayed delivery securities and forward commitments, zero-coupon, pay-in-kind and deferred payment securities.

The Fund’s investments in Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.

The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

The Fund generally invests in securities issued in U.S. dollars, including U.S. dollar denominated securities of foreign issuers in developed and emerging markets. Up to 20% of the Fund’s total assets may be invested in non-dollar denominated securities. Generally, the Fund attempts to minimize currency exposure to foreign and emerging markets through hedging.

Although the Fund predominantly invests in debt securities and income producing securities, it may also invest in common stock from time to time. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and foreign currency transactions in the management of portfolio investments. The Fund may also use such derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may use swaps structured as credit default swaps related to individual bonds or other securities or indexes of bonds or securities to mitigate risk exposure and manage cash flow needs. The Fund may be both a buyer and a seller of credit default swaps. In addition, the Fund may use currency derivatives to hedge non-dollar investments back to the U.S. dollar.

The adviser focuses on value in buying and selling securities for the Fund by looking at individual securities against the context of broader market factors. For each issuer, the adviser performs an in-depth analysis of the issuer including business prospects, management, capital requirements, capital structure, enterprise value and security structure and covenants. In addition, the adviser monitors investments on an ongoing basis by staying abreast of positive and negative credit developments expediting the review of the Fund’s investments that are considered to be the most risky. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes the issuer’s credit quality will deteriorate materially or when the adviser believes that there is better relative value available in the market in securities of comparable quality.

Although not part of its principal investment strategy, the Fund may invest in passively managed or index exchange traded funds (ETFs), master limited partnerships (MLPs), real estate investment trusts (REITs), structured investments including credit linked notes (CLNs) and collateralized debt obligations (CDOs), and a wide variety of debt instruments including convertible securities, inflation-linked debt securities, mortgage-backed securities, municipal securities, trust preferreds, and U.S. Government securities. The Fund may also use other types of derivatives including options on U.S. equities, bonds and indexes of stocks or bonds.

Credit Quality. The Fund may invest up to 100% of its total assets in below investment grade securities (also known as junk bonds). Investment grade securities carry a minimum rating of Baa3, BBB–, or BBB– by Moody’s, S&P or Fitch, respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or are unrated but deemed by the adviser to be of comparable quality. A “junk bond” is a debt security that is rated below investment grade. Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by S&P and Ba or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade. The adviser will consider such an event in determining whether a Fund should continue to hold the security.

Strategic Income Opportunities Fund

The Fund may invest up to 100% of its total assets in securities that are rated below investment grade (junk bonds) Securities

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rated below investment grade may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. Although the Fund may invest up to 100% of its total assets in junk bonds if deemed advantageous by the adviser given current market conditions at the time of investment, the Fund will generally invest at least 25% of the Fund’s total assets in securities that, at the time of purchase, are rated investment grade or better or the unrated equivalent.

The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of derivatives including forward foreign currency contracts, but may not always do so. In addition to hedging non-dollar investments, the Fund may also use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Fund may also invest in asset-backed securities and structured investments.

The Fund may invest in a broad variety of securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac.

The Fund may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (Mortgage TBAs). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is announced 48 hours before the settlement date.

The Fund may sell mortgage TBAs short as part of its principal investment strategy which does not involve borrowing a security. The Fund may also engage in short selling in which it must borrow a security it wants to sell short. This second type of short selling is not currently a principal investment strategy of the Fund.

The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. The Fund may also originate loans, in which the Fund would lend money directly to an obligor by investing in limited liability companies or corporations that make loans directly to obligors.

The Fund may invest in ETFs in order to gain exposure to particular foreign markets or asset classes. The ETFs in which the Fund will invest are registered investment companies that seek to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries. Ordinarily, the Fund must limit its investments in any single ETF to 5% of its total assets and in all ETFs and other investment companies to 10% of its total assets. However, the SEC has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations. If the Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs, although ordinarily the Fund will limit its investments to no more than 10% of its total assets in a single ETF.

The Fund may invest in common shares or preferred shares of unaffiliated closed-end funds. The Fund will limit its investments in a single closed-end fund to 5% of its total assets and in all registered investment companies including closed-end funds (other than money market funds) to 10% of its total assets.

Additional Investment Strategies

In addition to the investment strategies discussed above, the Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. The Fund may invest in debt instruments or equity securities structured as event-driven, event-linked or insurance-linked notes or catastrophe bonds (collectively, “catastrophe bonds”) and related instruments such as insurance side cards (collectively with catastrophe bonds “Insurance-Linked Securities”). The use of CPI-U swaps and Insurance-Linked Securities are not principal investment strategies of the Fund.

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Total Return Fund

The Fund has wide latitude to invest in all types of debt securities that the adviser believes have the potential to provide a high total return over time. As part of its principal investment strategy, the Fund may invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, asset-backed, mortgage-related and mortgage-backed securities and structured investments. Mortgage-related and mortgage-backed securities may be structured as adjustable rate mortgage loans, collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, and mortgage pass-through securities including mortgage TBAs. These securities may be of any maturity.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses derivatives structured as futures, options, swaps and price locks to help manage duration, sector and yield curve exposure and credit and spread volatility. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve) Swaps may be structured as credit default swaps (CDSs) on individual securities, a basket or index of securities, interest rate swaps, total return swaps and price lock swaps. The Fund uses CDSs to initiate long exposures (overweights) in areas of the market that the adviser believes are attractively valued and short positions (underweights) in areas that the adviser believes are not attractive from a valuation perspective. In certain market environments, the Fund may use interest rate swaps and futures contracts to help protect its portfolio from interest rate risk. The Fund may also utilize foreign currency transactions including currency options and forward foreign currency contracts to hedge non-dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies.

Up to 35% of the Fund’s total assets may be invested in foreign securities, including emerging markets debt securities and debt securities denominated in foreign currencies. Investments may be issued or guaranteed by a wide variety of entities including governments and their agencies and instrumentalities, corporations, financial institutions and supranational organizations. The Fund typically will seek to hedge approximately 70% of its non-dollar investments back to the U.S. dollar, through the use of derivatives including forward foreign currency contracts, but may not always do so.

Under normal circumstances, 65% of the Fund’s net assets will be invested in securities that, at the time of purchase, are rated investment grade (or the unrated equivalent). Up to 35% of the Fund’s net assets may be invested in securities rated below investment grade (junk bonds) including so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. The Fund may also invest in securities that are unrated but are deemed by the adviser to be of comparable quality. The Fund may also invest in securities that are unrated but are deemed by the adviser to be of comparable quality.

The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in adjustable rate mortgage loans, collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers.

The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued or guaranteed by the Ginnie Mae, Fannie Mae or Freddie Mac. The Fund may also invest in inflation-linked debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities such as TIPS or issued by other entities such as corporations, foreign governments and other foreign issuers.

The Fund may invest in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans, but may also include secured and unsecured loans, second lien loans or more junior and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.

The Fund may invest any portion of its total assets in cash and cash equivalents. See Temporary Defensive and Cash Positions for a definition of “Cash Equivalents.”

The Fund may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (Mortgage TBAs). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement

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up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is announced 48 hours before the settlement date.

The Fund may sell mortgage TBAs short as part of its principal investment strategy which does not involve borrowing a security. The Fund may also engage in short selling in which it must borrow a security it wants to sell short. This second type of short selling is not currently a principal investment strategy of the Fund.

In addition to the investment strategies discussed above, the Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. The Fund may invest in debt instruments or equity securities structured as event-driven, event-linked or insurance-linked notes or catastrophe bonds (collectively, “catastrophe bonds”) and related instruments such as insurance side cards (collectively with catastrophe bonds “Insurance-Linked Securities”). The use of CPI-U swaps and Insurance-Linked Securities are not principal investment strategies of the Fund.

The Fund may also invest in equity securities. The use of equity securities is not a principal strategy of the Fund.

Unconstrained Debt Fund

The Fund seeks to achieve its investment objective by investing opportunistically across different markets and sectors, based on the portfolio management team’s view of the markets and sectors. The Fund’s approach is flexible and it is not managed to or constrained by a benchmark. This allows the Fund to shift its allocations based on changing market conditions which may result in investing in a few or multiple markets and sectors. Total return in the Fund’s objective includes both current income and capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its Assets in debt investments. Debt investments include loan assignments and participations (Loans), commitments to purchase Loans, convertible securities, bonds, and all other types of debt securities and debt instruments. Debt investments also include money market investment companies. “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund will provide shareholders at least 60 days notice of a change in the policy to invest at least 80% of its Assets in debt investments.

The Fund may invest in loan assignments and participations (Loans), and commitments to purchase loan assignments (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.

As part of its principal investment strategy, the Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign markets including emerging markets.

Emerging markets currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. A security will deemed to be an emerging markets security if: (1) the issuer is organized under the laws of, or has a principal place of business in an emerging market; or (2) the principal listing of the issuer’s securities is in a market that is in an emerging market; or (3) the issuer derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or (4) the issuer has at least 50% of its assets located in an emerging market.

The Fund may invest in preferred shares and convertible securities as part of its principal investment strategies. Although not part of its principal investment strategy, the Fund may acquire common stock directly or in connection with the conversion of convertible securities or in connection with the reorganization and restructuring of an issuer. Ordinarily, the Fund will invest no more than 25% of its total assets in preferred shares, common stock, and convertible securities.

The Fund may sell mortgage TBAs short as part of its principal investment strategy which does not involve borrowing a security. The Fund may also engage in short selling in which it must borrow a security it wants to sell short. This second type of short selling is not currently a principal investment strategy of the Fund.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use fixed income, currency and credit derivatives. Such derivatives may include futures contracts, options, swaps including credit default swaps, and forward contracts. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of derivatives including forward foreign currency contracts and other foreign currency transactions, but may not always do so. In addition to hedging non-dollar investments, the Fund may also use such derivatives for other hedging purposes (e.g., decreasing exposure to certain securities), to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

In addition to the investment strategies discussed above, the Fund may use CPI-U swaps to hedge inflation risk associated

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with certain debt securities held by the Fund. The use of CPI-U swaps is not a principal investment strategy of the Fund.

FUNDAMENTAL POLICIES
A Fund’s investment strategy may involve “fundamental policies.” A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for the Limited Duration Bond Fund, Short Duration Bond Fund, Core Bond Fund, Core Plus Bond Fund, Mortgage-Backed Securities Fund, Government Bond Fund, and High Yield Fund are fundamental. The investment objective for the remaining Funds can be changed without the consent of a majority of the outstanding shares of that Fund. Any other fundamental policies are specifically identified as such in the prospectus and the Statement of Additional Information.

INVESTMENT RISKS

There can be no assurance that the Funds will achieve their investment objectives.

The main risks associated with investing in the Funds are summarized in “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

The following risks are principal risks of each Fund that utilizes the types of investments and/or strategies to which such risks relate as a principal investment strategy or except as otherwise indicated. The principal investment strategies of each Fund are identified in the Risk/Return Summary.

Please note that the Funds also may use strategies that are not described in this section, but which are described in the “Investment Practices” and “Risk and Reward Elements for the Funds” sections later in the prospectus and in the Statement of Additional Information.

MAIN RISKS

General Market Risk. Economies and financial markets through the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. Some of the Funds invests in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. The Funds may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. There is a risk that issuers and/or counterparties will not make payments on securities, repurchase agreements or other investments held by the Fund. Such defaults could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s or counterparty’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Funds, except the Government Bond Fund, may invest in securities that are rated in the lowest investment grade category. Such securities also are considered to have speculative characteristics similar to high yield securities, and issuers or counterparties of such securities are more vulnerable to changes in economic conditions than or counterparties issuers of higher grade securities. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Asset-backed, mortgage-related and mortgage-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, swings in changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase or decrease a Fund’s yield and the income available for distribution by a Fund. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid

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for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of declining interest rates, a Fund may be subject to extension risk and may receive principal later than expected. In periods of rising interest rates, a Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Certain Funds may invest in CMOs. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of non-payment. The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.

Inverse Floater Risk. Inverse floaters and inverse IOs are debt securities structured with interest rates that reset in the opposite direction from the market rate to which the security is indexed. Generally, interest rates on these securities vary inversely with a short-term floating rate (which may be reset periodically). They are more volatile and more sensitive to interest rate changes than other types of debt securities. Interest rates on inverse floaters and inverse IOs will decrease when the rate to which they are indexed increases, and will increase when the rate to which they are indexed decreases. In response to changes in market interest rates or other market conditions, the value of an inverse floater or inverse IO may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the adviser, a Fund could lose all or substantially all of its investment in inverse IOs. Except for the Core Bond Fund and Mortgage-Backed Securities Fund, Inverse Floater Risk is not currently a main risk of the Funds.

Derivatives Risk. The Funds may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations, (includes credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss.

Certain of the Fund’s transactions in futures, swaps, foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose a Fund to risks of mispricing or improper valuations.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect on the value of the Fund’s portfolio securities. The Fund cannot assure you that the use of leverage will result in a higher return on your investment, and using leverage could result in a net loss on your investment. Registered investment companies such as the Fund are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

In addition to the risks associated with derivatives in general, the Fund will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counter-party enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. The Fund will segregate or earmark liquid assets at its custodian bank in an amount sufficient to cover its obligations under swap agreements.

Currently, Derivatives Risk is not a principal risk of the Short Duration Bond Fund, Core Bond Fund, or the Mortgage-Backed Securities Fund.

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WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of and is more sensitive to changes in interest rates and credit quality than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year even though the holder receives no interest payments on the note during the year. A Fund must distribute substantially all of its net income (including non-cash income attributable to zero-coupon securities) to its shareholders each year to maintain its status as a registered investment company and to eliminate tax at the Fund level. Accordingly, such accrued discount must be taken into account in determining the amount of taxable distributions to shareholders. A Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy such distribution requirements. These actions may reduce the assets to which a Fund’s expenses could otherwise be allocated and may reduce a Fund’s rate of return.

Currently, Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk is not a principal risk of the Emerging Markets Corporate Debt Fund.

Foreign Securities and Emerging Markets Risk. Certain Funds may invest in securities of foreign issuers denominated in non-U.S. currencies. An investment in a Fund is subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect the Fund’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden and sometimes substantial fluctuations in the value of your investments. A Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes and/or taxes which could decrease the Fund’s yield on those securities.

Foreign Issuer Risk. Some of the Funds invest in U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of for issuers. Although, these securities are not subject to all of the risks summarized in “Foreign Securities and Emerging Market Risk,” they may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issuers facing issuers in such foreign countries.

Government Securities Risk. Certain Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero-coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

High Yield Securities Risk. Some of the Fund’s may invest in high yield, high risk securities (also known as junk bonds) which

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are considered to be speculative. These investments may be issued by companies which are highly leveraged, less credit-worthy or financially distressed. Non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund’s investments and the Fund’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. As a result, certain Funds are intended for investors who are able and willing to assume a high degree of risk.

As part of its high yield strategy, a Fund may invest in debt securities of smaller, newer companies. The Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, the changes in value of their debt securities may be more sudden or erratic than in large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Inflation-Linked and Inflation-Protected Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the CPI-U or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.

Currently, Inflation-Linked and Inflation-Protected Securities Risk is not a principal risk of the Emerging Markets Corporate Debt Fund.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the

Fund’s shares. Generally, when the value of the U.S. dollar rises relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Currently, Currency Risk is not a principal risk for the Emerging Markets Corporate Debt Fund.

Securities Lending Risk. Some of the Funds may engage in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Loan Risk. Some of the Funds may invest in Loans including Loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Credit Risk,” and “High Yield Securities Risk,” and “Foreign Securities and Emerging Markets Risk.” Although certain Loans are secured by

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collateral, a Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Although each Fund limits its investments in illiquid securities to no more than 15% of the Fund’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid.

No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to a Fund. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Because some Loans that a Fund invests in may have a more limited secondary market, liquidity risk is more pronounced for a Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about a Fund’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, a Fund may be more dependent upon the analytical ability of its adviser.

When a Fund acquires a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower. As a result, the Fund assumes the credit risk of the seller of the loan participation and any other parties interpositioned between the Fund and the borrower. Under a loan participation, a Fund may have no direct rights to enforce the terms of the loan against the borrower. A Fund may not benefit directly from the collateral supporting the load in which it has purchased the loan participations or assignments.

Affiliates of the adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the adviser’s affiliates in the Loan market may restrict the Fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired. Also, because the adviser may wish to invest in the publicly traded securities of an obligor, it may not have access to material non-public information regarding the obligor to which other investors have access. A Fund will not have direct recourse against the issuer of a loan participation.

Loans are subject to prepayment risks. Gains and losses associated with prepayments will increase or decrease a Fund’s yield and the income available for distribution by a Fund. When Loans are prepaid, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Transactions Risk. A Fund could experience a loss when selling securities to meet redemption requests by shareholders and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund wishes to or is required to sell are illiquid. A Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as a Fund, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Volcker Rule Risk. Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (known as the Volcker Rule) places restrictions on the activities of banking entities, including the adviser and its affiliates, and may impact the long-term viability of a Fund. Under the Volcker Rule, if the adviser or its affiliates own 25% or more of the ownership interests of a Fund outside of the permitted seeding time period, a Fund could be subject to restrictions on trading that would adversely impact a Fund’s ability to execute its investment strategy. Generally, the permitted seeding time period is one year from the implementation of a Fund’s investment strategy although the period may be extended an additional two years as permitted by the Federal Reserve in its discretion. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in a Fund at a time that is sooner than would otherwise be desirable. This may require the sale of Fund securities, which may result in losses, increased transaction costs and adverse tax consequences. In addition, the ongoing viability of a Fund may be adversely impacted by the anticipated or actual redemption of Fund shares owned by the adviser and its affiliates and could result in a Fund’s liquidation. Impacted banking entities are generally required to be in conformance with the Volcker Rule by July 21, 2015. The full impact of the Volcker Rule on a Fund is not fully known at this time.

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Core Plus Bond Fund, Emerging Markets Corporate Debt Fund, High Yield Fund, Income Fund, Short Duration High Yield Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund

Interest Rate Risk. The Funds invest in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Each Fund invests in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Cord Bond Fund, Mortgage-Backed Securities Fund and Short Duration Fund

Loan Risk. The Fund may invest in Loans that are investment grade. Loans are subject to a risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk” and “Credit Risk.” No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to the Fund. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about the Fund’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended settlement periods. As a result, the Fund may be more dependent upon the analytical ability of its adviser.

When the Fund acquires a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower. As a result, the Fund assumes the credit risk of the seller of the loan participation and any other parties interpositioned between the Fund and the borrower. The Fund may not benefit directly from the collateral supporting the load in which it has purchased the loan participations or assignments.

Emerging Markets Debt Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund

Short Selling Risk. Some of the Funds may enter into short sales of certain securities and must borrow the securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell long positions at disadvantageous times to cover its short positions. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk.” A Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Core Plus Bond Fund, Corporate Bond Fund, Emerging Markets Corporate Debt Fund, High Yield Fund, Income Fund, Short Duration High Yield Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Currently, Equity Market Risk is not a principal risk of the Emerging Markets Corporate Debt Fund.

Core Plus Bond Fund, Corporate Bond Fund, Emerging Markets Corporate Debt Fund, High Yield Fund, Income Fund, Short Duration High Yield Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of

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income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities. Contingent convertible securities are subject to additional risk factors. A contingent convertible security is a hybrid debt security typically issued by a non-U.S. bank that may be convertible into equity or may be written down if a pre-specified trigger event such as a decline in capital ratio below a prescribed threshold occurs. If such a trigger event occurs, a Fund may lose the principal amount invested on a permanent or temporary basis or the contingent convertible security may be converted to equity. Coupon payments on contingent convertible securities may be discretionary and may be cancelled by the issuer. Holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.

Currently, Convertible Securities Risk is not a principal risk of the Emerging Markets Corporate Debt Fund.

Core Plus Bond Fund, Emerging Markets Corporate Debt Fund, Emerging Markets Debt Fund, Income Fund, Short Duration High Yield Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund

Sovereign Debt Risk. A Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Currently, Sovereign Debt Risk is not a principal risk for the Unconstrained Debt Fund.

Corporate Bond Fund, Short Duration High Yield Fund, Strategic Income Opportunities Fund and Total Return Fund

Municipal Securities Risk. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal securities may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market. Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

Strategic Income Opportunities Fund and Unconstrained Debt Fund

CFTC Regulation Risk. The Funds are subject to regulation by the Commodity Futures Trading Commission (CFTC) as a “commodity pool” and the adviser is subject to regulation as a “commodity pool operator” with respect to the Funds. As a result, the Funds are subject to various CFTC requirements, including certain registration, disclosure and operational requirements. Compliance with these requirements may increase Fund expenses.

Corporate Bond Fund and Short Duration High Yield Fund

REITs Risk. Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can affect the

106	J.P. MORGAN INCOME FUNDS

profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund’s investments and your investment may decline in value in response to declines in property values or other adverse changes to the real estate market. In addition, federal and state laws may restrict the remedies that a lender of underlying REIT assets has when a borrower defaults on loans. The performance of real estate securities is also largely dependent on the organization, skill and capital funding of the managers and operators of the underlying real estate. Debt securities of REITs are subject to the risks of debt securities in general. For example, such securities are more sensitive to interest rates than equity securities of REITs.

MLP Risk. MLPs may trade infrequently and in limited volume and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements. Debt securities of MLPs are subject to the risks of debt securities in general. For example, such securities are more sensitive to interest rates than equity securities of MLPs.

Corporate Bond Fund

Industry Concentration Risk. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark at the time of investment, the Fund may invest up to 35% of its total assets in that industry. Concentrating Fund investments in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

Emerging Markets Debt Fund

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Income Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund

Mortgage Dollar Roll Risk. The Funds may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, a Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Corporate Bond Fund, Short Duration High Yield Fund, Strategic Income Opportunities Fund and Total Return Fund

Options Risk. There are several risks associated with transactions in options, such as exchange-listed, over-the-counter and index options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time, especially when the Fund seeks to close out an option position; as a result, it may be costly to liquidate options. There is no assurance that a liquid market will exist for any particular option contract at any particular time even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for a Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover its options positions could also be impaired. Although the Fund will attempt to enter into option transactions with creditworthy parties, the Fund may be at risk that the counterparties entering into the option transaction will not fulfill their obligations, particularly when the Fund utilizes over-the-counter options. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying investment.

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Corporate Bond Fund, Strategic Income Opportunities Fund and Total Return Fund

Investment Company and ETF Risk. The Fund may invest in shares of other investment companies, including common shares and preferred shares of closed-end funds. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. The price movement of an ETF may not track the underlying index and may result in a loss. To the extent that the Fund invests in auction rate preferred shares of closed-end funds, such securities are subject to additional risks. Since February 2008, numerous auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time. There may not be a liquid market for the Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.

Strategic Income Opportunities Fund and Total Return Fund

Strategy Risk. The Fund may use relative value and other strategies that combine derivatives and/or securities to manage duration, sector and yield curve exposure and credit and spread volatility. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. Relative value strategies involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under “Derivatives Risk”

Corporate Bond Fund, High Yield Fund, Income Fund and Short Duration High Yield Fund

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Core Plus Bond Fund, Inflation Managed Bond Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund

CPI-U Strategy Risk. The Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities. There is no guarantee that such strategy will be effective in protecting the return from such securities from inflation risks. In addition, CPI-U swaps are subject to “Derivatives Risk.”

CPI-U Strategy Risk is not a principal risk of the Funds, except for the Inflation Managed Bond Fund.

Emerging Markets Corporate Debt Fund, Emerging Markets Debt Fund, Income Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund

High Portfolio Turnover Risk. A Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Emerging Markets Corporate Debt Fund and Income Fund

European Market Risk. A Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental action to reduce budget deficits, the resource self sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Economic and Monetary Union. In addition, if one or more countries were to abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Emerging Markets Corporate Debt Fund

Foreign Municipal Securities Risk. The risk of a foreign municipal security generally depends on the financial and credit status of the issuer, which in turn will depend on the local economic, regulatory, political and other factors and conditions. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the applicable legislature or municipality authorizes money for that purpose. In addition, the issuer of the obligations may be unable or unwilling to make interest and principal payments when due. These securities are also subject to foreign and emerging markets risks based on the location of the issuer.

Corporate Bond Fund and Income Fund

Equity Market Risk. The Fund’s investments in preferred shares and convertible securities are subject to equity market risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price

108	J.P. MORGAN INCOME FUNDS

movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Preferred Stock Risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Because preferred stocks generally pay dividends only after the issuing company makes required payments to holders of its bonds and other debt, the value of preferred stocks generally is more sensitive than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock also may be subject to optional or mandatory redemption provisions. Preferred Stock Risk is not a principal risk of the Corporate Bond Fund.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

In addition, certain of the companies in which the Fund intends to invest may have developed or commenced development on properties and may develop additional properties in the future. Real estate development involves significant risks in addition to those involved in the ownership and operation of established properties, including the risks that financing, if needed, may not be available on favorable terms for development projects, that construction may not be completed on schedule (resulting in increased debt service expense and construction costs), that estimates of the costs of construction may prove to be inaccurate and that properties may not be leased, rented or operated on profitable terms and therefore will fail to perform in accordance with expectations. As a result, the value of the Fund’s investment may decrease in value.

Additional Risks

Emerging Market Corporate Debt Fund

CLN Risk. CLNs are synthetic instruments that are subject to the counterparty risk described above under “Credit Risk.” In the event of a default, the Fund does not have a right in the underlying reference debt obligation. Generally, payments under the CLN are conditioned on the CLN’s receipt of payments from, and the CLN’s potential obligations, to the counterparties to the derivative instruments and other securities in which the CLN invests. If a default were to occur, the stream of payments may stop and the CLN would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive as an investor in the CLN.

Mortgage-Backed Securities Risk. The Fund may invest in mortgage-backed securities that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as Interest-Only (IOs) and Principal-Only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Strategic Income Opportunities Fund and Total Return Fund

Insurance-Linked Securities Risk. The Funds may invest in insurance-linked securities. Gains or losses on insurance based

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instruments are tied to specific types of insurance risk including, but not limited to, fire, hurricanes, earthquakes, windstorms, extreme temperature conditions, tsunamis, and floods. The type, frequency and severity of catastrophic events are difficult to predict or model, and thus the expected return on an investment with respect to such instruments is difficult to calculate. A Fund’s investments in insurance-linked securities may be concentrated in one or more types of risk, in which case the overall adverse impact on the Fund of a single catastrophe or other insured event or adverse movements in the value of a single investment position could be considerably greater than if the Fund’s insurance-based investments were more diversified. Insurance-linked securities often provide for an extension of maturity to process and audit loss claims where a catastrophic event has, or possibly has, occurred. An extension of maturity may increase volatility. Insurance-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Insurance-linked securities may also be subject to liquidity risk.

For more information about risks associated with the types of investments that the Funds purchase, please read the “Risk/Return Summaries,” the “Risk and Reward Elements for the Funds” and “Investment Practices” section later in the prospectus, and the Statement of Additional Information.

TEMPORARY DEFENSIVE AND CASH POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. In addition, certain Funds may invest in cash and cash equivalents as a principal investment strategy. These investments may result in a lower yield than lower-quality or longer-term investments, and, in the case of Funds that are using such investments for temporary defensive purposes, prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

Core Bond Fund

The historical performance for the Class R2 Shares in the performance table prior to their inception on 11/3/08 is based on the performance of the Select Class Shares of the Fund, which invest in the same portfolio of securities, but are offered in a different prospectus. All prior class performance has been adjusted to reflect the differences in expenses between classes.

The historical performance for the Class R5 Shares in the performance table prior to inception on 5/15/06 is based on the performance of the Select Class Shares of the Fund, which invest in the same portfolio of securities, but are offered in a different prospectus. Class R5 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The historical performance for the Class R6 Shares in the bar chart prior to 1/1/06 and in the performance table prior to its inception on 2/22/05 is based on the Select Class Shares of the Fund, which invest in the same portfolio of securities, but are offered in a different prospectus. The actual returns of the Class R6 Shares would have been different than those shown because Class R6 Shares have difference expenses than Select Class Shares.

Core Plus Bond Fund

The historical performance for the Class R2 Shares in the performance table prior to their inception on 11/3/08 is based on the performance of the Select Class Shares of the Fund, which invest in the same portfolio of securities, but are offered in a different prospectus. All prior class performance has been adjusted to reflect the differences in expenses between classes.

The historical performance for the Class R6 Shares in the bar chart prior to 1/1/06 and in the performance table prior to its inception on 2/22/05 is based on the Select Class Shares of the Fund, which invest in the same portfolio of securities, but are offered in a different prospectus. The actual returns of the Class R6 Shares would have been different than those shown because Class R6 Shares have difference expenses than Select Class Shares.

Emerging Markets Debt Fund

The historical performance for the Class R5 Shares in the bar chart prior to 1/1/07 and in the performance table prior to their inception on 5/15/06, is based on the performance of the Select Class Shares of the Fund, which invest in the same portfolio of securities, but are offered in a different prospectus. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares.

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The historical performance for the Class R6 Shares in the performance table prior to inception on 7/2/12 is based on the performance of the Class R5 Shares of the Fund, which invest in the same portfolio of securities. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

Government Bond Fund

The historical performance of the Class R2 Shares prior to their inception on 11/3/08 is based on the performance of the Select Class Shares of the Fund, which invest in the same portfolio of securities, but are offered in a different prospectus. All prior class performance has been adjusted to reflect the differences in expenses between classes.

High Yield Fund

The historical performance of the Class R2 Shares in the performance table prior to their inception on 11/3/08 is based on the performance of the Select Class Shares of the Fund, which invest in the same portfolio of securities, but offered in a different prospectus. All prior class performance has been adjusted to reflect the differences in expenses between classes.

The historical performance for the Class R5 Shares in the performance table prior to their inception on 5/15/06 is based on the performance of the Select Class Shares of the Fund, which invest in the same portfolio of securities. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares.

The historical performance for the Class R6 Shares in the bar chart prior to 1/1/06 and in the performance table prior to its inception on 2/22/05 is based on the Select Class Shares of the Fund, which invest in the same portfolio of securities, but offered in a different prospectus. The actual returns of the Class R6 Shares would have been different than those shown because Class R6 Shares have difference expenses than Select Class Shares.

Inflation Managed Bond Fund

The historical performance of the Class R6 Shares in the performance table prior to their inception on 11/30/10 is based on the performance of the Class R5 Shares of the Fund, which invest in the same portfolio of securities. The actual return of the Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

Limited Duration Bond Fund

The historical performance for the Class R6 Shares in the bar chart prior to 1/1/06 and in the performance table prior to their inception on 2/22/05 is based on the Select Class Shares of the Fund, which invest in the same portfolio of securities, but are offered in a different prospectus. The actual returns of the Class R6 Shares would have been different than those shown because Class R6 Shares have difference expenses than Select Class Shares.

Mortgage-Backed Securities Fund

The historical performance for the Class R6 Shares in the bar chart prior to 1/1/06 and in the performance table prior to their inception on 2/22/05 is based on the Select Class Shares of the Fund, which invest in the same portfolio of securities, but are offered in a different prospectus. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Select Class Shares.

Short Duration Bond Fund

The historical performance for the Class R6 Shares in the bar chart prior to 1/1/06 and in the performance table prior to their inception on 2/22/05 is based on the Select Class Shares of the Fund, which invest in the same portfolio of securities, but are offered in a different prospectus. The actual returns of the Class R6 Shares would have been different than those shown because Class R6 Shares have difference expenses than Select Class Shares.

Unconstrained Debt Fund

The historical performance for the Class R6 Shares in the performance table prior to their inception on 11/1/11 is based on the performance of the Class R5 Shares of the Fund, which invest in the same portfolio of securities, but are offered in a different prospectus. The actual returns of the Class R6 Shares would have been different than those shown because Class R6 Shares have difference expenses than Select Class Shares.

ADDITIONAL INFORMATION CONCERNING STRATEGIC INCOME OPPORTUNITIES FUND

Fund Expenses

“Acquired Fund Fees and Expenses” are based on the allocation of the Fund’s assets to acquired funds including Institutional Class Shares of JPMorgan Prime Money Market Fund calculated on a daily basis for the fiscal year ended 2/28/16. The JPMorgan Prime Money Market Fund imposes a separate investment advisory fee, administration fee, and shareholder servicing fee. The Fund’s adviser, administrator, and shareholder servicing agent will waive fees charged in an amount equal to the weighted pro rata amount of investment advisory fees, administration fees and shareholder servicing fees charged by the JPMorgan Prime Money Market Fund. For the fiscal year ended 2/28/16, the net expenses of Class R5 Shares were 0.56%, taking into account these waivers.

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The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:

Corporate Bond Fund

Emerging Markets Corporate Debt Fund

Emerging Markets Debt Fund

Income Fund

Inflation Managed Bond Fund

Short Duration High Yield Fund

Strategic Income Opportunities Fund

Total Return Fund

Unconstrained Debt Fund

The following Funds are series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:

Core Bond Fund

Core Plus Bond Fund

Government Bond Fund

High Yield Fund

Limited Duration Bond Fund

Mortgage-Backed Securities Fund

Short Duration Bond Fund

The trustees of each Trust are responsible for overseeing all business activities of their respective Funds.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Funds and makes day-to-day investment decisions for the Funds.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the most recent fiscal year ended 2/28/15, JPMIM was paid management fees (net of waivers), as shown below (for the time period indicated), as a percentage of average daily net assets:

Core Bond Fund	0.28%
Core Plus Bond Fund	0.28
Corporate Bond Fund	0.28
Emerging Markets Corporate Debt Fund	0.01
Emerging Markets Debt Fund	0.63
Government Bond Fund	0.26
High Yield Fund	0.62
Income Fund	0.35
Inflation Managed Bond Fund	0.34
Limited Duration Bond Fund	0.17
Mortgage-Backed Securities Fund	0.20
Short Duration Bond Fund	0.21
Short Duration High Yield Fund	0.37
Strategic Income Opportunities Fund	0.41
Total Return Fund	0.25
Unconstrained Debt Fund	0.41

A discussion of the basis the Board of Trustees of the Trusts used in reapproving the investment advisory agreement for the Funds is available in the semi-annual report for the period ended August 31.

The Portfolio Managers

Core Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

Douglas Swanson, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the Fund. An employee of JPMIM or predecessor firms since 1983, Mr. Swanson has led the team responsible for the management of the Fund since 1991. Christopher Nauseda, Vice President, began participating in the management of the Fund in May 2006. An employee of JPMIM or predecessor firms since 1982, Mr. Nauseda also serves as the manager for numerous institutional accounts and assists with JPMorgan mutual funds.

112	J.P. MORGAN INCOME FUNDS

Core Plus Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

The portfolio management team for the Fund consists of Steven S. Lear, Managing Director and CFA charterholder, Mark M. Jackson, Managing Director and CFA charterholder, Frederick A. Sabetta, Managing Director and CFA charterholder, Richard Figuly, Managing Director, and J. Andrew Norelli, Managing Director. The team also includes additional portfolio managers who make day-today decisions concerning all alternative strategies such as emerging market debt. Mr. Lear is responsible for overseeing U.S. broad market strategies for the U.S. Macro team and has been part of the team responsible for management of the Fund since 2013. Prior to joining JPMIM in 2008, Mr. Lear was at Schroder Investment Management for ten years, serving as the head of the U.S. fixed income securities for seven years. Mr. Jackson is a Fixed Income Portfolio Manager for the Taxable Bond Team, responsible for managing taxable bond portfolios for institutional clients and the Fund. Mr. Jackson has been part of the team responsible for management of the Fund since 1996 and has been employed by JPMIM or predecessor firms since 1996. Mr. Sabetta has managed private placement investments since 1983. He is the portfolio manager for the BB/B high yield assets managed by one of the high yield teams. Mr. Sabetta has been part of the team responsible for management of the Fund since December 2006 and an employee of JPMIM or predecessor firms since November 2003. Mr. Figuly became part of the team responsible for management of the Fund in May 2006. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the Global Fixed Income, Currency & Commodities (GFICC) group responsible for trading fixed income securities with an emphasis on asset-backed securities. Mr. Norelli is a portfolio manager within the U.S. Macro team, where he focuses on multi-asset class portfolios, asset allocation, macroeconomic strategy, and global market dynamics. Prior to joining JPMIM in 2012, Mr. Norelli spent over 11 years at Morgan Stanley in fixed income, most recently serving four years as co-head of the firm’s emerging markets credit trading business.

Corporate Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are Lisa Coleman, Managing Director and CFA charterholder and Jeremy Klein,

Managing Director and CFA charterholder. Ms. Coleman and Mr. Klein are responsible for establishing and monitoring the overall duration, yield curve, sector allocation, the overweights and underweights of the Fund’s portfolio versus the benchmark. Ms. Coleman and Mr. Klein are assisted by regional sector and research teams who help formulate the macro credit, sector, and security strategies of the Fund. Ms. Coleman is the head of the Global Investment Grade Corporate Credit team in the New York/London Global Fixed Income, Currency & Commodities group (GFICC). Prior to joining the firm in 2008, Ms. Coleman was at Schroder Investment Management for eight years, serving as the head of Global Credit Strategies and the head of European Fixed Income. Mr. Klein is a member of the GFICC. Mr. Klein is a portfolio manager within the New York U.S. Investment Grade Corporate Credit Team and is responsible for managing credit exposure across client portfolios. An employee since 2000, Mr. Klein was previously a member of the U.S. Fixed Income Portfolio Management Group, overseeing broad market accounts.

Emerging Markets Corporate Debt Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by specialized regional sector and research teams who help formulate duration, issuer and allocation recommendations and support the strategies of the Fund within the parameters establish by the portfolio managers.

Pierre-Yves Bareau, Managing Director, Scott McKee, Managing Director, and Eduardo Alhadeff, Executive Director, are the lead portfolio managers of the Fund since its inception, and share responsibility for the day-to-day management of the Fund including general responsibility for sector allocations and individual security selection. A member of JPMIM’s Global Fixed Income, Currency & Commodities group (GFICC), Mr. Bareau supervises the portfolio management team and shares responsibility with Mr. McKee and Mr. Alhadeff for the duration, yield curve, and sector allocation strategies for the Fund. Before joining JPMIM in October 2009, Mr. Bareau was the Chief Investment Officer for Fortis Investments for emerging markets debt for more than 10 years. Mr. McKee is a member of GFICC and is primarily responsible for overweight and underweight positions in countries and sectors and for selecting individual securities for the Fund. Before joining JPMIM in 2011, Mr. McKee was Chief Executive and Portfolio Manager at Volterra Investment Management. Mr. Alhadeff is also a member of GFICC and shares responsibility for overweight and underweight positions in countries and sectors and for selecting individual securities for the Fund. Prior to rejoining JPMIM in 2011, Mr. Alhadeff was a partner at BRZ Investimentos,

JULY 1, 2015	113

The Funds’ Management and Administration (continued)

where he was responsible for the structuring and management of the high grade funds and some of the special situations funds.

Emerging Markets Debt Fund

The lead portfolio manager who is primarily responsible for the day-to-day management of the Fund is listed below. As part of that responsibility, the portfolio manager establishes and monitors the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio manager is assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio manager.

Pierre-Yves Bareau, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the Emerging Markets Debt Fund. Mr. Bareau has been a portfolio manager for the Fund since October 2009. Before joining JPMIM in October 2009, Mr. Bareau was the Chief Investment Officer for Fortis Investments for emerging markets debt for more than 10 years.

Government Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

Michael Sais, Managing Director and CFA charterholder, is the lead portfolio manager responsible for the day-to-day management of the Government Bond Fund. Mr. Sais is a member of the Taxable Bond Team and has been part of the team responsible for the management of these Funds since 1996. Mr. Sais joined JPMIM or predecessor firms in 1994 as a senior fixed income research analyst. Mr. Robert Manning began participating in the management of the Government Bond Fund in 2013. Information on Mr. Manning is described under Limited Duration Bond Fund.

High Yield Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

The portfolio management team for the High Yield Fund is comprised of William J. Morgan, Managing Director and James P. Shanahan, Managing Director. Mr. Morgan and Mr. Shanahan have been part of the team responsible for management of the Fund since inception. Mr. Morgan is a High Yield Team leader and the portfolio manager for accounts in the high yield broad, leveraged loan, and short duration high yield styles. An employee of JPMIM or predecessor firms since 1998, Mr. Morgan has worked in the high yield investment industry since 1982. An employee of JPMIM or predecessor firms since 1998, Mr. Shanahan has worked in the high yield industry since 1986. He is a portfolio manager for high yield broad opportunistic, leveraged loans and distressed debt styles. James E. Gibson, Managing Director, has assisted in the management of the Fund since June 2007. Mr. Gibson is a principal high yield trader in the U.S. Fixed Income Group and has been an employee of JPMIM or predecessor firms since 1998.

Income Fund

The portfolio managers who are primarily responsible for the day-to-day management of the Fund are J. Andrew Norelli, Managing Director, and Matthew Pallai, Executive Director. Mr. Norelli and Mr. Pallai have managed the Fund since its inception. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. Mr. Norelli is a portfolio manager within the U.S. Macro team, where he focuses on multi-asset class portfolios, asset allocation, macroeconomic strategy, and global market dynamics. Prior to joining JPMIM in 2012, Mr. Norelli spent over 11 years at Morgan Stanley in fixed income, most recently serving four years as co-head of the firm’s emerging markets credit trading business. Mr. Pallai has been a portfolio manager working on the U.S. Macro team since 2011 where he is responsible for managing global unconstrained bond strategies, focusing on international developed markets, securitized products, and macroeconomic strategy. Prior to 2011, he held positions on both the Agency and Non-Agency Mortgage Team, where, as a portfolio manager, he was responsible for analyzing, selecting and trading residential mortgage-backed securities. Mr. Pallai has been an employee of JPMIM since 2003. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio manager.

Inflation Managed Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. The

114	J.P. MORGAN INCOME FUNDS

portfolio management team consists of Scott E. Grimshaw, Executive Director and CFA charterholder, Deepa Majmudar, Managing Director, Steven S. Lear, Managing Director and CFA charterholder and David Rooney, Vice President and CFA charterholder. Mr. Grimshaw is responsible for the day-to-day management of the Fund’s portfolio of securities whereas Ms. Majmudar is responsible for implementing the inflation-managed strategy of the Fund through the use of the CPI-U swaps. Mr. Grimshaw is a member of the Global Fixed Income, Currency & Commodities (GFICC) group. An employee since 1988 and portfolio manager of the Fund since its inception, Mr. Grimshaw is a portfolio manager for the U.S. Value Driven team and is responsible for managing institutional taxable bond portfolios. Ms. Majmudar is a member of the GFICC group. An employee since 2003 and portfolio manager for the Fund since its inception, Ms. Majmudar is a senior portfolio manager and inflation specialist and focuses on strategies and tactics for diversified products and their included asset classes. Mr. Lear is the U.S. Chief Investment Officer within the GFICC group and is responsible for overseeing the day-to-day management of the Fund’s portfolio of securities. An employee since 2008 and a portfolio manager for the Fund since 2013, Mr. Lear is responsible for overseeing fixed income investment strategies in the U.S., including core plus, insurance, liability-driven investing and stable value. Mr. Rooney is a member in the GFICC group and is responsible for day-to-day management of the Fund’s investments in CPI-U swaps. An employee since 2012 and portfolio manager of the Fund since 2015, Mr. Rooney is responsible for managing fixed income and derivative assets, with an emphasis on inflation-linked products. Prior to joining the firm, Mr. Rooney was with BNY Mellon Asset Management and the Bank of New York, most recently as a portfolio managers and trader focused on securitized products. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

Limited Duration Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

Michael Sais, Managing Director and CFA charterholder, is the lead portfolio manager responsible for the day-to-day management of the Fund. Mr. Sais is a member of the Taxable Bond Team and has been part of the team responsible for the management of the Fund since 1995. Mr. Sais joined JPMIM or predecessor firms in 1994 as a senior fixed income research analyst. An employee of JPMIM since 1999, Robert Manning, Executive Director and CFA charterholder, also participates in the management of the Fund. Mr. Manning is a portfolio manager for Insurance Solutions. Previously, he was a member of the Fixed Income Portfolio Management Group that supports Mid-Institutional Portfolios.

Mortgage-Backed Securities Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

Douglas Swanson, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the Fund. An employee of JPMIM or predecessor firms since 1983, Mr. Swanson has led the team responsible for the management of the Fund, since its inception. Mr. Michael Sais, Managing Director, has participated in the management of the Fund since June 2005. Information on Mr. Sais is described under Government Bond Fund. Henry Song, Executive Director and CFA charterholder, began participating in the management of the Fund in July 2014. An employee of JPMIM since 2005, Mr. Song is a member of the Global Fixed Income, Currency & Commodities (GIFCC) group and is a portfolio manager for the U.S. Value Driven team and is responsible for managing institutional taxable bond portfolios. Mr. Song previously supported Columbus taxable client portfolio managers in reporting as well as client communications.

Short Duration Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

Gregg F. Hrivnak, Managing Director and CFA charterholder, has been the lead portfolio manager responsible for the day-to-day management of the Short Duration Bond Fund since May 2006. An employee of JPMIM or predecessor firms since 1989, Mr. Hrivnak has been part of the portfolio management

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The Funds’ Management and Administration (continued)

team for this Fund since June 2005 and was previously a fixed income research analyst for the Taxable Bond Team responsible for asset-backed securities. He is currently a portfolio manager and trader on the Global Fixed Income, Currency & Commodities (GFICC) group. Richard D. Figuly has participated in the management of these Funds since May 2006 and March 2009, respectively. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the GFICC group responsible for trading fixed income securities with an emphasis on asset-backed securities.

Short Duration High Yield Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

The portfolio management team for the Fund is comprised of William J. Morgan, Managing Director, Frederick A. Sabetta, Managing Director, and James P. Shanahan, Jr., Managing Director. Mr. Morgan, Mr. Sabetta and Mr. Shanahan have been a part of the team since the Fund’s inception. Mr. Morgan is the High Yield Team leader and the portfolio manager for the high yield broad, leveraged loan, and short duration high yield styles. An employee of JPMIM or predecessor firms since 1998, Mr. Morgan has worked in the high yield investment industry since 1982. Mr. Sabetta has managed corporate bond investments since 1983. He is the portfolio manager for the high yield upper tier style. Mr. Sabetta has been an employee of JPMIM or predecessor firms since 2003. Mr. Shanahan has been an employee of JPMIM or predecessor firms since 1998. Mr. Shanahan has worked in the high yield industry since 1986. Mr. Shanahan is the portfolio manager for high yield broad opportunistic, leveraged loans and distressed debt styles.

Strategic Income Opportunities Fund

William Eigen, is the lead portfolio manager who has been primarily responsible for the day-to-day management of the Fund since its inception. In his role as lead portfolio manager for the Fund, he is responsible for establishing and monitoring the strategy allocation for the Fund within and among sectors and utilizing the research and insight of dedicated sector specialists in making day-to-day decisions regarding securities to be bought or sold by the Fund. Information on Mr. Eigen is described under the Total Return Fund.

Timothy Neumann, Managing Director and CFA charterholder, Jarred A. Sherman, Executive Director and CFA charterholder,

and Charles McCarthy, Managing Director, and CFA charterholder, are co-managers of the Fund. Mr. Neumann and Mr. Sherman have been portfolio managers for the Fund since 2009 and Mr. McCarthy has been a portfolio manager of the Fund since July 2015. The co-managers work closely with the lead portfolio manager to oversee the day-to-day operations of the Fund. Mr. Neumann is an employee of JPMIM since 1997, and Mr. Sherman since 1999. Mr. McCarthy is an employee of JPMIM since 2014. Prior to joining JPMIM, Mr. McCarthy was a portfolio manager in the Credit, Rates & Alternative Strategies Group within BlackRock Fundamental Fixed Income. Mr. Neumann, Mr. Sherman and Mr. McCarthy work with Mr. Eigen on Absolute Return and Opportunistic strategies.

Total Return Fund

The lead portfolio manager who are primarily responsible for the day-to-day management of the Fund is listed below. As part of that responsibility, the portfolio manager establishes and monitors the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio manager is assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio manager.

William Eigen, Managing Director and CFA charterholder, is the lead portfolio manager who has been responsible for the day-to-day management of the Fund since inception. Mr. Eigen has been an employee of JPMIM since April 2008 and is currently the head of Absolute Return and Opportunistic strategies.

Unconstrained Debt Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

The portfolio management team for the Unconstrained Debt Fund is comprised of Robert Michele, Managing Director and CFA charterholder, Nicholas J. Gartside, Managing Director and CFA charterholder, Iain T. Stealey, Managing Director and CFA charterholder and Matthew Pallai, Executive Director. A portfolio manager for the Fund since its inception, Mr. Michele is the Global Chief Investment Officer within J.P. Morgan Asset Management’s Global Fixed Income and Currency Group. He is responsible for overseeing the activities of the fixed income and currency investment teams based in New York, Europe and

116	J.P. MORGAN INCOME FUNDS

Asia. Prior to joining JPMIM in 2008, Mr. Michele was at Schroder Investment Management for ten years, most recently serving as the global head of fixed income. Mr. Gartside joined the portfolio management team for the Fund in 2011 and is the International Chief Investment Officer within JPMorgan Asset Management’s Global Fixed Income and Currency Group. In this role, Mr. Gartside is responsible for leading and overseeing the activities of international fixed income teams. In addition, he is the co-manager of multi-sector fixed income products. Prior to joining JPMIM in 2010, he was at Schroder Investment Management for eight years where he most recently served as the Head of Global Fixed Income. Mr. Stealey has served as a member of the portfolio management team for the Fund since its inception. An employee of JPMIM since 2002, Mr. Stealey is a portfolio manager in the International Fixed Income Group focusing on high grade bond strategies. He specializes in portfolio construction and works on multi-currency accounts for both segregated clients and pooled funds. Mr. Pallai joined the portfolio management team for the Fund in 2011. Information on Mr. Pallai is described under the Income Fund.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

The Funds’ Shareholder Servicing Agent

The Trusts, on behalf of the Funds, have entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class R2 Shares and an annual fee of 0.05% of the average daily net assets of the Class R5 Shares of each Fund.

JPMDS may enter into services agreements with Financial Intermediaries under which it will pay all or a portion of the annual fee to such Financial Intermediaries for performing shareholder and administrative services. Class R6 Shares do not have shareholder service fees.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

JULY 1, 2015	117

How to Do Business with the Funds

PURCHASING FUND SHARES

Where can I buy Fund Shares?

You may purchase Fund Shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class R2 Shares may be purchased by retirement plans. Class R5 Shares may be purchased by retirement plans, Section 529 college savings plans and current and future JPMorgan SmartRetirement Funds, current and future JPMorgan SmartRetirement Blend Funds, and such other J.P. Morgan Funds of Funds as are designated by the J.P. Morgan Funds Board of Trustees.

Class R6 Shares may be purchased by retirement plans, certain discretionary accounts at JPMIM or JPMorgan Chase Bank, N.A. or their affiliates (the Investment Manager), certain direct investors, Section 529 college savings plans, the JPMorgan Diversified Fund, current and future JPMorgan SmartRetirement Funds, current and future JPMorgan SmartRetirement Blend Funds and JPMorgan Access Funds and such other J.P. Morgan Funds of Funds as are designated by the J.P. Morgan Funds Board of Trustees (Authorized Funds).

Retirement Plans. The only retirement plans that are eligible to purchase Class R2, Class R5 and Class R6 Shares are group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans (collectively, Eligible Plans). To be eligible, shares must be held through plan level or omnibus accounts held on the books of a Fund. Class R2, Class R5 and Class R6 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans and, with respect to Class R2 Shares, Section 529 college savings plans.

Discretionary Accounts. Class R6 Shares may also be purchased by an account for an investor:

(i)	whose investments in a Fund are made and directed on their behalf by investment representatives at the Investment
Manager pursuant to a discretionary investment management agreement or trust agreement that provides for discretionary investment management services between the Investment Manager and the investor (a Discretionary Account), and

(ii)	whose Discretionary Account’s initial investment in a Fund is at least $5,000,000. Accounts cannot be aggregated to meet the initial minimum.

Direct Investors. Class R6 Shares may also be purchased by individuals, institutions, trusts, and foundations whose:

(i)	account is not held for the benefit of multiple underlying, unrelated investors, and

(ii)	initial investment in the Fund is at least $15,000,000. Accounts cannot be aggregated to meet the initial minimum.

College Savings Plans. To be eligible to invest in Class R5 and Class R6 Shares, Section 529 college savings plans must hold their shares through plan level or omnibus accounts held on the books of a Fund.

Class R2, Class R5 and Class R6 accounts may be opened either directly with a Fund’s transfer agent or through a Financial Intermediaries. If you have questions about eligibility, please call 1-800-480-4111.

•	Class R5 and Class R6 Shares are not subject to a sales charge or Rule 12b-1 fees.

•	Class R6 Shares have lower annual expense ratios than other share classes, as the Class R6 Shares have no ongoing shareholder service fees.

•

A Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of a Fund’s other shares classes. A Financial Intermediary who receives compensation for selling Fund shares may receive different amounts of compensation for sales of different classes of shares.

Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day,

118	J.P. MORGAN INCOME FUNDS

Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. See “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems or procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchase, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

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How to Do Business with the Funds (continued)

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements. Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund, and the J.P. Morgan money market funds.

Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share. Shares are also redeemed at NAV. The NAV of each class within a Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of a Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of the valuation procedures generally used to value the J.P. Morgan Funds’ investments.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining a Fund’s NAV.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.

Shares of exchange-traded funds (ETFs) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end mutual funds are valued at their respective NAVs.

Options (e.g., on stock indices or equity securities) traded on U.S. equity securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quote at the close of options trading on such exchanges.

Options traded on foreign exchanges or U.S. commodity exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of a Fund’s NAV.

Exchange traded futures (e.g., on stock indices, equity or debt securities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when a Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

120	J.P. MORGAN INCOME FUNDS

How do I open an account?

Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you. The Funds may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes.

Decide how much you want to invest.

There are no investment minimums for Class R2 or Class R5 Shares.

Class R6 Shares of the Fund are subject to the following minimums:

(i)	Discretionary Accounts — $5,000,000 per Fund; and

(ii)	Direct Investors — $15,000,000 per Fund.

Accounts cannot be aggregated to meet the initial minimum investment. You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund.

There is no minimum investment requirement for Eligible Plans, Section 529 college savings plans, and Authorized Funds.

A Financial Intermediary may impose investment minimums on Class R2 or R5 Shares or higher minimums for Class R6 Shares. There are no minimum levels for subsequent purchases.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares—When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R2/R5/R6)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

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If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R2/R5/R6)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

RULE 12b-1 FEES FOR CLASS R2 SHARES

Each Fund that offers Class R2 Shares described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

Class R2 Shares pay an annual Rule 12b-1 fee of 0.50% of the average daily net assets of each Fund attributable to Class R2 Shares.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with 12b-1 fees. The J.P. Morgan Funds will no longer enter into new Sub TA Agreements that require fee payments with respect to Class R6 Shares. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Subject to meeting any applicable investment minimum and eligibility requirements, Class R2, Class R5 and Class R6 Shares may be exchanged for the same class of shares of another J.P. Morgan Fund, or any other class of shares of the same Fund. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds will provide 60 days’ written notice of any termination of or material change to your exchange privilege.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

In general, the same rules and procedures that apply to sales and purchases apply to exchanges. All required documentation must accompany your exchange request in proper form, which may require contacting your Financial Intermediary. All exchanges are based upon the net asset value that is next calculated after the Fund or the Financial Intermediary receives your order, provided the exchange out of one Fund must occur before the exchange into the other Fund. The redemption of your shares will be processed at the next calculated net asset value by the Fund whose shares you are redeeming, and your

122	J.P. MORGAN INCOME FUNDS

purchase will be processed as of the same time if the Fund into which you wish to exchange also calculates a net asset value at such time or if not, as of such Fund’s next calculated net asset value. The exchange might not be completed on the date on which the order is submitted and, in such case, the proceeds of the redemption may remain uninvested until the exchange is completed. A shareholder that exchanges out of shares of a Fund that accrues a daily dividend, including a money market fund, will accrue a dividend on the day of the redemption. A shareholder that exchanges into shares of a Fund that accrues dividends daily will not accrue a dividend on the day of the purchase.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or the Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be in good order and supported by all appropriate documentation and information in the proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528 Boston,

MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can redeem your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If a Fund or a Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order.

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How to Do Business with the Funds (continued)

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services

P.O. Box 8528 Boston,

MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

A Fund reserves the right to redeem all of the remaining shares in your account and close your account if your account value falls below any applicable required minimum balance. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus.

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

124	J.P. MORGAN INCOME FUNDS

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level or income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Income Fund generally distributes net investment income, if any, at least monthly. In connection with the Income Fund’s strategy of managing distributions throughout the year to help minimize fluctuations in monthly dividends, the Income Fund may not distribute all of its net investment income on a monthly basis. The Income Fund will distribute its net realized capital gains, if any, at least annually but may distribute gains more frequently in connection with the Income Fund’s strategy of managing distributions. For each taxable year, the Income Fund will generally distribute substantially all of its net investment income and net realized capital gains. However, in connection with the Income Fund’s strategy of managing distributions, the Income Fund may carry over a portion of undistributed income from one calendar year to the next, which may be subject to an excise tax in accordance with Internal Revenue Code. The Income Fund intends to make distributions sufficient to avoid imposition of an excise tax, although the Income Fund reserves the right to pay an excise tax in certain circumstances.

The other Funds also generally distribute net investment income, if any, on a monthly basis. Such Funds will distribute their net realized capital gains, if any, at least annually. For each taxable year, each such Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt or tax-deferred treatment under federal income tax laws will generally not be taxable. Special tax rules apply to investment through such plans. The tax considerations described in this section do not apply to such tax-exempt or tax-deferred entities or accounts. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. The maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by a Fund generally will be limited to the aggregate of the eligible dividends received by each Fund. In addition, each Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income will be taxable as ordinary income. It is unlikely that dividends from the Funds will qualify to any significant extent for designation as qualified dividend income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that a Fund owned for more than one year over the net losses from investments that a Fund owned for one year or less) that are properly reported by a Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. The maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

JULY 1, 2015	125

Shareholder Information (continued)

If you buy shares of a Fund just before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

A Fund is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, a Fund’s total return on those securities would be decreased. A Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, if a Fund invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year it may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction. Although in some cases a Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.

A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, derivative instruments and so-called “passive foreign investment companies” may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.

A Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to each Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS

For shares of a Fund redeemed after January 1, 2012, your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, a Fund will designate FIFO as the Secondary Method and will use the Secondary Method with respect to the systematic withdrawals made after January 1, 2012.

Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that, you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by a Fund and may not be maintained by your Financial Intermediary.

126	J.P. MORGAN INCOME FUNDS

Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S Corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C Corporation in its account application or by written instruction to J.P. Morgan Funds Service, P.O. Box 8528, Boston, MA 02266-8528, a Fund will treat the shareholder as an S Corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days.

If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery. If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than three calendar days after the end of each month for the Core Bond Fund, Short Duration Bond Fund and Strategic Income Opportunities Fund and no sooner than seven calendar days after the end of each month for the Funds other than the Core Bond Fund, Short Duration Bond Fund and Strategic Income Opportunities Fund, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Funds will post these schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com. In addition, the quarterly schedules will be posted on the SEC’s website at www.sec.gov. From time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

Each of the Funds may disclose the Fund’s ten largest portfolio holdings and the percentages that each represents of the Fund’s portfolio as of the most recent month end online at www.jpmorganfunds.com, no sooner than ten calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

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Investment Practices

The table discusses the types of investments which can be held by the Funds. In each case, the related types of risk are also listed.

FUND NAME	FUND CODE
JPMorgan Core Bond Fund	1
JPMorgan Core Plus Bond Fund	2
JPMorgan Corporate Bond Fund	3
JPMorgan Emerging Markets Corporate Debt Fund	4
JPMorgan Emerging Markets Debt Fund	5
JPMorgan Government Bond Fund	6
JPMorgan High Yield Fund	7
JPMorgan Income Fund	8
JPMorgan Inflation Managed Bond Fund	9
Limited Duration Bond Fund	10
JPMorgan Mortgage-Backed Securities Fund	11
JPMorgan Short Duration Bond Fund	12
JPMorgan Short Duration High Yield Fund	13
JPMorgan Strategic Income Opportunities Fund	14
JPMorgan Total Return Fund	15
JPMorgan Unconstrained Debt Fund	16

INSTRUMENT	FUND CODE	RISK TYPE
Adjustable Rate Mortgage Loans (ARMs): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	1, 2, 6–12, 14–16	Credit Interest Rate Liquidity Market Political Prepayment Valuation
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases and credit card receivables or other securities backed by other types of receivables or other assets.	1, 2, 5, 7–16	Credit Interest Rate Liquidity Market Political Prepayment Valuation
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	8, 10, 14–16	Credit Interest Rate Liquidity Market
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit are negotiable certificates issued by a bank for a specified period of time and earning a specified return. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.	1–5, 7, 9–12, 14–16	Credit Currency Interest Rate Liquidity Market Political

128	J.P. MORGAN INCOME FUNDS

INSTRUMENT	FUND CODE	RISK TYPE
Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.	1–16	Credit Interest Rate Market
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	2, 4, 5, 8, 10, 14–16	Credit Currency Foreign Investment Interest Rate Market Political
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. A Fund will sell only covered call and secured put options.	1–16	Credit Leverage Liquidity Management Market
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1–5, 7–16	Credit Currency Interest Rate Liquidity Market Political Valuation
Commodity-Linked Derivatives: Instruments whose value derives from the price of a commodity, including commodity futures and commodity options.	14–16	Credit Interest Rate Leverage Liquidity Market
Common Stock: Shares of ownership of a company.	2–4, 7, 8, 13–16	Market
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	2, 4, 7, 8, 13–16	Credit Market
Contract for Differences: An arrangement made in a futures contract whereby differences in settlement are made through cash payments, rather than the delivery of physical goods or securities	4	Credit Leverage Liquidity Management Market
Convertible Securities: Bonds or preferred stock that can convert to common stock including contingent convertible securities.	1–4, 7–11, 13–16	Credit Currency Interest Rate Liquidity Market Political Valuation
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	1–5, 7–16	Credit Currency Interest Rate Liquidity Market Political Prepayment Valuation

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Investment Practices (continued)

INSTRUMENT	FUND CODE	RISK TYPE
Credit Default Swaps (CDSs): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.	1–5, 7–16	Credit Currency Interest Rate Leverage Liquidity Management Market Political Valuation
Custodial Receipts: A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.	1, 2, 4, 6–16	Credit Liquidity Market
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.	1, 2, 4, 5, 7–12	Liquidity Management Market
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	1–5, 7–16	Foreign Investment
Exchange Traded Funds (ETFs): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (SPDRs) and NASDAQ 100s.	1, 2, 5, 7–16	Investment Company Market
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, financial and currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (NDFs)), forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.	2–5, 8, 13–16	Credit Foreign Investment Leverage Liquidity Management Market Prepayment
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs) and American Depositary Securities.	1–5, 7–16	Foreign Investment Liquidity Market Political Prepayment
High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but are deemed by a Fund’s adviser to be of comparable quality.	2–5, 7–9, 13–16	Credit Currency High Yield Securities Interest Rate Liquidity Market Political Portfolio Quality Valuation
Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.	1–16	Credit Currency Interest Rate Political

130	J.P. MORGAN INCOME FUNDS

INSTRUMENT	FUND CODE	RISK TYPE
Initial Public Offerings (IPOs): A transaction in which a previously private company makes its first sale of stock to the public	8, 13, 16	Market
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1–16	Credit Interest Rate Market
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	1, 2, 5–12, 14–16	Credit Leverage Market
Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.	1–16	Investment Company Market
Loan Assignments and Participations: Assignments of, or participation in, all or a portion of loans to corporations or to governments, including governments of less developed countries.	1, 2, 4, 5, 7, 8, 10–16	Credit Currency Extension Foreign Investment Interest Rate Liquidity Market Political Prepayment
Master Limited Partnerships (MLPs): Limited partnerships that are publicly traded on a securities exchange	3, 8, 13	Market
Mortgages (Directly Held): Debt instruments secured by real property.	1, 2, 5–12, 14–16	Credit Environmental Extension Interest Rate Liquidity Market Natural Event Political Prepayment Valuation
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBSs) and other asset-backed structures.	1, 2, 4, 6–16	Credit Currency Extension Interest Rate Leverage Liquidity Market Political Prepayment Tax Valuation
Mortgage Dollar Rolls[1] : A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	1, 2, 6–12, 14–16	Currency Extension Interest Rate Leverage Liquidity Market Political Prepayment

1	All forms of borrowing (including mortgage dollar rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1/3% of a Fund’s total assets except as permitted by law.

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Investment Practices (continued)

INSTRUMENT	FUND CODE	RISK TYPE
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	1–4, 7–16	Credit Interest Rate Market Natural Event Political Prepayment Tax
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	1–16	Credit Liquidity Management Market
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	1–5, 7–10, 12, 14–16	Credit Foreign Investment Liquidity Political Valuation
Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities, indexes of securities interest rate futures contracts and interest rate swaps and (b) futures contracts on securities and indexes of securities.	1–16	Credit Leverage Liquidity Management Market
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1–4, 7, 8, 11–16	Market
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1–5, 7–16	Liquidity Market Valuation
Real Estate Investment Trusts (REITs): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1–3, 5, 7–16	Credit Interest Rate Liquidity Management Market Political Prepayment Tax Valuation
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1–3, 5–12, 14–16	Credit Liquidity Market
Reverse Repurchase Agreements[1] : The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1, 2, 5–12, 14, 15	Credit Leverage Market
Securities Issued in Connection with Reorganization and Corporate Restructuring: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.	1–16	Market
Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return, a Fund will receive cash, other securities, and/or letters of credit as collateral.	1, 2, 5–7, 10–12	Credit Leverage Market

1	All forms of borrowing (including mortgage dollar rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1/3% of a Fund’s total assets except as permitted by law.

132	J.P. MORGAN INCOME FUNDS

INSTRUMENT	FUND CODE	RISK TYPE
Short Selling: A Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.	5, 14–16	Credit Liquidity Market
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).	1–3, 5, 7–12, 14–16	Credit Liquidity Market
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	1–5, 8–10, 12, 14–16	Credit Foreign Investment Liquidity Political Valuation
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (IO) and Principal-Only (PO) securities issued outside a Real Estate Mortgage Investment Conduit (REMIC) or CMO structure.	1, 2, 6, 8–12, 14–16	Credit Liquidity Market Political Prepayment Valuation
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.	1, 2, 4–16	Credit Foreign Investment Liquidity Management Market Valuation
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	1–16	Credit Currency Interest Rate Leverage Liquidity Management Market Political Valuation
Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.	2, 5, 8, 10, 14–16	Credit Liquidity Market
Temporary Defensive Positions: To respond to unusual circumstances a Fund may invest in cash and cash equivalents for temporary defensive purposes.	1–16	Credit Interest Rate Liquidity Market
Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (TRs), Treasury Investment Growth Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS).	1–16	Market

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Investment Practices (continued)

INSTRUMENT	FUND CODE	RISK TYPE
Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.	1–5, 7–16	Credit Currency Interest Rate Liquidity Market Political Valuation
U.S. Government Agency Securities: Securities issued or guaranteed by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, CMOs and REMICs.	1–3, 5–16	Credit Gov’t Securities Interest Rate Market
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (STRIPS) and Coupons Under Book Entry Safekeeping (CUBES).	1–16	Interest Rate Market
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.	1–16	Credit Liquidity Market Valuation
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1–16	Credit Leverage Liquidity Market Valuation
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	1–16	Credit Currency Interest Rate Liquidity Market Political Valuation Zero-Coupon Securities

Risk related to certain investments held by the Funds:

Credit risk The risk that a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser. Currency risk The risk that currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

Environmental risk The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

Extension risk The risk that a rise in interest rates will extend the life of a security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

Foreign investment risk The risk associated with higher transaction costs, delayed settlements, currency controls, adverse economic developments, and exchange rate volatility. These risks are increased in emerging markets.

Government securities risk U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate.

Circumstances could arise that would prevent the payment of interest or principal. Securities issued or guaranteed by certain U.S. government-related organizations are not backed by the full faith of the U.S. government and no assurance can be given that the U.S. government will provide financial support.

High yield securities risk High yield, high risk securities (also known as junk bonds) which are considered to be speculative and these investments are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and a potential lack of a secondary or public market for securities.

Interest rate risk The risk that a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

Investment company risk If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Leverage risk The risk that gains or losses will be disproportionately higher than the amount invested.

134	J.P. MORGAN INCOME FUNDS

Liquidity risk The risk that the holder may not be able to sell the security at the time or price it desires.

Management risk The risk that a strategy used by a Fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

Natural event risk The risk that a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

Political risk The risk that governmental policies or other political actions will negatively impact the value of the investment.

Portfolio quality risk The risks associated with below investment grade securities including greater risk of default, greater sensitivity to interest rates and economic changes, potential valuation difficulties, and sudden and unexpected changes in credit quality.

Prepayment risk The risk that declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

Tax risk The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

Valuation risk The risk that the estimated value of a security does not match the actual amount that can be realized if the security is sold.

Zero-Coupon securities risk The market value of these securities are generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. Actions required by federal income tax law may reduce the assets to which a Fund’s expenses could otherwise be allocated and may reduce a Fund’s rate of return.

JULY 1, 2015	135

Risk and Reward Elements for the Funds

This table discusses the main elements that may make up a Fund’s overall risk and reward characteristics. It also outlines a Fund’s policies toward various investments, including those that are designed to help certain Funds manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions

•   A Fund’s share price, yield and total return will fluctuate in response to bond market movements

•   The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls

•    Adverse market, economic, political or other conditions may from time to time cause a Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder a Fund from achieving its investment objective

•    Mortgage-backed and asset-backed securities (securities representing an interest in, or secured by, a pool of mortgages or other assets such as receivables) and direct mortgages could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated, or are defaulted; the risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages.

•    The Emerging Markets Debt Fund is non- diversified, which means that a relatively high percentage of the Fund’s Assets may be invested in a limited number of issuers; therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

•   Bonds have generally outperformed money market investments over the long term, with less risk than stocks

•   Most bonds will rise in value when interest rates fall

•    Mortgage-backed and asset-backed securities and direct mortgages can offer attractive returns

•   Under normal circumstances, a Fund plans to remain fully invested in bonds, other fixed-income securities, and other investments as permitted and may invest uninvested cash in affiliated money market funds; some Funds may invest in cash and cash equivalents including affiliated money market funds as a primary strategy

•    Bond investments may include U.S. and foreign corporate and government bonds, mortgage-backed and asset-backed securities, convertible securities, and private placements

•    A Fund seeks to limit risk and enhance total return or yields through careful management, sector allocation, individual securities selection and duration management

•    During severe market downturns, a Fund has the option of investing up to 100% of total assets in cash and cash equivalents

•    The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities and mortgage prepayments

Credit quality

•   The default of an issuer would leave a Fund with unpaid interest or principal

•    Junk bonds (those rated BB+, Ba1 or lower) have a higher risk of default, tend to be less liquid and may be more difficult to value

• Investment-grade bonds have a lower risk of default • Junk bonds offer higher yields and higher potential gains

•   A Fund maintains its own policies for balancing credit quality against potential yields and gains in light of its investment goals

•   The adviser develops its own ratings of unrated securities and makes a credit quality determination for unrated securities

136	J.P. MORGAN INCOME FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign investments

•   A Fund could lose money because of foreign government actions, political instability or lack of adequate and accurate information

•    Currency exchange rate movements could reduce gains or create losses

•    Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•   Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification

•    Favorable exchange rate movements could generate gains or reduce losses

•    Emerging markets can offer higher returns

•   To the extent that a Fund invests in foreign bonds, it may manage the currency exposure of its foreign investments relative to its benchmark, and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time; these currency management techniques may not be available for certain investments; the Emerging Markets Debt Fund may also use forward foreign currency contracts for risk management purposes and/or to increase income and gain by establishing or adjusting exposure to particular foreign securities, markets or currencies (see also “Derivatives”)

When-issued and delayed delivery securities
• When a Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• A Fund can take advantage of attractive transaction opportunities	• A Fund segregates or earmarks liquid assets to offset leverage risks

Management choices
• A Fund could underperform its benchmark due to its sector, securities or duration choices	• A Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on those areas where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Loan Assignments and Participations
• Loan assignments and participations (like other high yield, corporate debt obligations) have a higher risk of default and may be less liquid and/or become illiquid	• Loan assignments and participations offer higher yields and higher potential gain

•   The adviser performs ongoing credit review of the obligor and invests only in loan assignments and participations if it determines the instrument contains favorable risk/reward characteristics

•    A Fund limits its investments in illiquid securities to no more than 15% of a Fund’s net assets at the time of purchase

JULY 1, 2015	137

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*

•   Derivatives such as futures, options, swaps and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred

•    A Fund may have difficulty exiting a derivatives position

•     Derivatives used for risk management or to increase a Fund’s gain may not have the intended effects and may result in losses or missed opportunities

•    The counterparty to a derivatives contract could default

•    Certain types of derivatives involve costs to the Funds which can reduce returns

•    Derivatives that involve leverage could magnify losses

•    Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit a Fund’s investment flexibility

•    Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by a Fund, accelerate recognition of income to a Fund, affect the holding period of a Fund’s assets and defer recognition of certain of a Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•    A Fund could make money and protect against losses if management’s analysis proves correct

•   Derivatives that involve leverage could generate substantial gains at low cost

•   A Fund may use derivatives for hedging and for risk management and/or to increase income or gains (i.e., to adjust duration or yield curve exposure or to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of a Fund’s exposure relative to its benchmark

•    A Fund only establishes hedges that it expects will be highly correlated with underlying positions

•    A Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Funds, except the Strategic Income Opportunity Fund and the Unconstrained Debt Fund, are not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Funds have claimed an exclusion from that definition. The Strategic Income Opportunities Fund and the Unconstrained Debt Fund are subject to regulation under the Commodity Exchange Act.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

138	J.P. MORGAN INCOME FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Illiquid holdings
• A Fund could have difficulty valuing these holdings precisely • A Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth/appreciation than comparable widely traded securities

•   No Fund may invest more than 15% of net assets in illiquid holdings

•    To maintain adequate liquidity to meet redemptions, a Fund may hold high quality short-term instruments (including repurchase agreements) and may borrow from banks as permitted by law

Short-term trading

•   Increased trading would raise a Fund’s transaction costs

•    Increased short-term capital gain distributions would raise shareholders’ income tax liability; such an increase in transaction costs and/or tax liability, if not offset by gains from short-term trading, would reduce a Fund’s returns

	• A Fund could realize gain in a short period of time • A Fund could protect against losses if a security is overvalued and its value later falls	• A Fund may use short-term trading to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

Short Selling — Emerging Market Debt Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund

•   Short sales may not have the intended effects and may result in losses

•    The Fund may not be able to close out a short position at a particular time or at an acceptable price

•    The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities

•    Segregated or earmarked accounts with respect to short sales may limit the Fund’s investment flexibility

•    Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the securities at the time of the short sale

• The Fund could make money and protect against losses if management’s analysis proves correct • Short selling may allow the Fund to generate positive returns in declining markets

•   The Fund segregates or earmarks liquid assets to cover short positions and offset a portion of the leverage risk

•     The Fund makes short sales through brokers that the adviser has determined to be creditworthy

JULY 1, 2015	139

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Exchange traded funds (ETFs)[1] and other investment companies

•   If a Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or other investment company

•    The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•    Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, a Fund’s investments in other investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)

•    Exemptive orders granted to various ETFs and their investment advisers by the Securities and Exchange Commission (SEC) permit a Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•   Under SEC Rule 12d1-1, a Fund may invest in both affiliated and unaffiliated money market funds without limit subject to a Fund’s investment policies and restrictions and the conditions of the rule

U.S. government and agency securities

•   The value of most debt securities, including government and agency securities, will fall when interest rates rise; the longer a security’s maturity and the lower its credit quality, the more its value typically falls

•    Indebtedness of certain government issuers whose securities may be held by a Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers

•    Government agency issued mortgage- backed securities (securities representing an interest in, or secured by, a pool of mortgages) involve risk of loss due to payments that occur earlier or later than expected

•   Most bonds will rise in value when interest rates fall

•    Government and agency securities have generally outperformed money market instruments over the long-term with less risk than stocks or debt securities of lower quality issuers

•    Mortgage-backed securities can offer attractive returns

•   A Fund seeks to limit risk and enhance performance through active management

•    The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities

1	ETFs are pooled investment vehicles whose ownership interests are sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

140	J.P. MORGAN INCOME FUNDS

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JULY 1, 2015	141

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request. There are no financial highlights for the Government Bond Fund Class R6 Shares as these shares have not commenced operation as of the date of this prospectus.

To the extent a Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Fund
Class R2
Year Ended February 28, 2015	$11.63	$0.24	(d)	$0.20	$0.44	$(0.24)	$(0.01)	$(0.25)
Year Ended February 28, 2014	12.00	0.27	(d)	(0.32)	(0.05)	(0.26)	(0.06)	(0.32)
Year Ended February 28, 2013	11.91	0.29	(d)	0.11	0.40	(0.29)	(0.02)	(0.31)
Year Ended February 29, 2012	11.45	0.37	(d)	0.48	0.85	(0.37)	(0.02)	(0.39)
Year Ended February 28, 2011	11.22	0.39	(d)	0.22	0.61	(0.38)	—	(0.38)

Class R5
Year Ended February 28, 2015	11.63	0.30	(d)	0.21	0.51	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2014	12.00	0.33	(d)	(0.31)	0.02	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2013	11.91	0.36	(d)	0.10	0.46	(0.35)	(0.02)	(0.37)
Year Ended February 29, 2012	11.44	0.43	(d)	0.49	0.92	(0.43)	(0.02)	(0.45)
Year Ended February 28, 2011	11.21	0.45	(d)	0.22	0.67	(0.44)	—	(0.44)

Class R6 (e)
Year Ended February 28, 2015	11.65	0.31	(d)	0.21	0.52	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2014	12.02	0.34	(d)	(0.32)	0.02	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2013	11.92	0.36	(d)	0.12	0.48	(0.36)	(0.02)	(0.38)
Year Ended February 29, 2012	11.46	0.44	(d)	0.48	0.92	(0.44)	(0.02)	(0.46)
Year Ended February 28, 2011	11.22	0.46	(d)	0.23	0.69	(0.45)	—	(0.45)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

142	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.82	3.90%	$118,352	0.99%	2.01%	1.24%	15%
11.63	(0.33)	110,094	1.00	2.28	1.23	15
12.00	3.32	112,812	0.99	2.40	1.22	15
11.91	7.54	67,044	1.00	3.14	1.23	20
11.45	5.51	37,096	0.99	3.36	1.22	24

11.82	4.49	360,868	0.44	2.56	0.52	15
11.63	0.21	325,239	0.45	2.84	0.53	15
12.00	3.87	286,302	0.44	2.96	0.52	15
11.91	8.21	190,711	0.45	3.70	0.53	20
11.44	6.06	123,327	0.44	3.91	0.51	24

11.84	4.53	9,552,192	0.38	2.62	0.44	15
11.65	0.24	6,635,284	0.40	2.90	0.48	15
12.02	3.98	5,132,037	0.39	3.01	0.47	15
11.92	8.16	3,221,144	0.40	3.75	0.48	20
11.46	6.22	2,334,504	0.39	3.98	0.47	24

JULY 1, 2015	143

Financial Highlights (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Core Plus Bond Fund
Class R2
Year Ended February 28, 2015	$8.30	$0.23	(d)	$0.15	$0.38	$(0.23)	$(0.06)		$(0.29)
Year Ended February 28, 2014	8.48	0.26	(d)	(0.12)	0.14	(0.26)	(0.06)		(0.32)
Year Ended February 28, 2013	8.38	0.28	(d)	0.09	0.37	(0.27)	—	(e)	(0.27)
Year Ended February 29, 2012	8.20	0.35	(d)	0.18	0.53	(0.35)	—	(e)	(0.35)
Year Ended February 28, 2011	7.85	0.34	(d)	0.35	0.69	(0.34)	—		(0.34)

Class R6 (f)
Year Ended February 28, 2015	8.31	0.29	(d)	0.15	0.44	(0.29)	(0.06)		(0.35)
Year Ended February 28, 2014	8.49	0.33	(d)	(0.12)	0.21	(0.33)	(0.06)		(0.39)
Year Ended February 28, 2013	8.38	0.34	(d)	0.10	0.44	(0.33)	—	(e)	(0.33)
Year Ended February 29, 2012	8.19	0.41	(d)	0.19	0.60	(0.41)	—	(e)	(0.41)
Year Ended February 28, 2011	7.85	0.40	(d)	0.34	0.74	(0.40)	—		(0.40)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.
(f)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

144	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$8.39	4.70%	$19,108	1.14%	2.79%	1.31%	52%
8.30	1.72	12,063	1.15	3.16	1.20	25
8.48	4.56	9,675	1.13	3.25	1.20	25
8.38	6.66	927	1.15	4.21	1.22	23
8.20	8.93	357	1.13	4.22	1.22	22

8.40	5.44	830,958	0.39	3.48	0.43	52
8.31	2.48	326,452	0.40	3.92	0.45	25
8.49	5.40	243,671	0.39	3.99	0.45	25
8.38	7.57	64,170	0.39	5.01	0.46	23
8.19	9.60	158,216	0.38	4.92	0.47	22

JULY 1, 2015	145

Financial Highlights (continued)

		Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distribution
Corporate Bond Fund
Class R6
Year Ended February 28, 2015	$9.84	$0.32	(f)	$0.39		$0.71	$(0.32)	$(0.02)	$(0.34)
March 1, 2013 (g) through February 28, 2014	10.00	0.28	(f)(h)	(0.20	)(i)	0.08	(0.24)	—	(0.24)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
(j)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.

146	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earning credits		Portfolio turnover rate (b)(e)

$10.21	7.38%	$1,441,786	0.39%		3.21%		0.44%		74%
9.84	0.82	564,881	0.39	(j)	2.91	(h)(j)	0.46	(j)	77

JULY 1, 2015	147

Financial Highlights (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Emerging Markets Corporate Debt Fund
Class R6
Year Ended February 28, 2015	$10.32	$0.49	$—	(h)	$0.49	$(0.49)	$(0.12)	$(0.61)
September 4, 2013 (g) through February 28, 2014	10.00	0.22	0.34		0.56	(0.21)	(0.03)	(0.24)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.
(g)	Commencement of operations.
(h)	Amount rounds to less than $0.01.

148	J.P. MORGAN INCOME FUNDS

	Ratio/Supplemental data
			Ratio to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$10.20	4.76%	$55	0.75%		4.68%		1.96%		81%
10.32	5.61	53	0.75	(f)	4.48	(f)	2.36	(f)	46

JULY 1, 2015	149

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
Emerging Markets Debt Fund
Class R5
Year Ended February 28, 2015	$8.28	$0.43	(f)(g)	$(0.14)	$0.29	$(0.32)	$—
Year Ended February 28, 2014	9.04	0.42	(f)	(0.78)	(0.36)	(0.40)	—
Year Ended February 28, 2013	8.49	0.45	(f)	0.60	1.05	(0.50)	—
Year Ended February 29, 2012	7.95	0.48	(f)	0.56	1.04	(0.50)	—	(h)
Year Ended February 28, 2011	7.55	0.46	(f)	0.40	0.86	(0.46)	—	(h)

Class R6
Year Ended February 28, 2015	8.24	0.42	(f)(g)	(0.13)	0.29	(0.33)	—
Year Ended February 28, 2014	9.04	0.43	(f)	(0.78)	(0.35)	(0.45)	—
July 2, 2012 (j) through February 28, 2013	8.45	0.30	(f)	0.59	0.89	(0.30)	—
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Amount rounds to less than $0.01.
(i)	Includes interest expense of less than 0.01%.
(j)	Commencement of offering of class of shares.

150	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$8.25	3.53%	$638	0.77%		5.15	%(g)	1.04%	164%
8.28	(3.96)	213	0.79		4.89		0.93	120
9.04	12.73	58,797	0.81	(i)	5.25		0.94	152
8.49	13.50	317,075	0.79		5.95		0.95	124
7.95	11.63	181,721	0.82		5.74		1.00	126

8.20	3.48	621,271	0.72		4.96	(g)	0.84	164
8.24	(3.90)	244,485	0.74		5.14		0.89	120
9.04	10.65	275,138	0.74		5.02		0.88	152

JULY 1, 2015	151

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Government Bond Fund
Class R2
Year Ended February 28, 2015	$11.02	$0.25	$0.18		$0.43	$(0.23)	$(0.21)	$(0.44)
Year Ended February 28, 2014	11.55	0.26	(0.47)		(0.21)	(0.27)	(0.05)	(0.32)
Year Ended February 28, 2013	11.54	0.28	—	(d)	0.28	(0.27)	—	(0.27)
Year Ended February 29, 2012	10.80	0.35	0.76		1.11	(0.35)	(0.02)	(0.37)
Year Ended February 28, 2011	10.69	0.37	0.11		0.48	(0.37)	—	(0.37)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Amount rounds to less than $0.01.

152	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.01	3.95%	$53,792	1.00%	2.21%	1.37%	18%
11.02	(1.84)	50,214	0.99	2.31	1.30	5
11.55	2.44	49,501	0.99	2.34	1.26	12
11.54	10.41	25,147	0.99	3.07	1.28	15
10.80	4.45	15,782	0.99	3.28	1.24	18

JULY 1, 2015	153

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
High Yield Fund
Class R2
Year Ended February 28, 2015	$8.06	$0.38	(d)	$(0.18)	$0.20	$(0.39)	$(0.17)	$(0.56)	$—
Year Ended February 28, 2014	8.15	0.45	(d)	0.11	0.56	(0.44)	(0.21)	(0.65)	—
Year Ended February 28, 2013	7.88	0.49	(d)	0.31	0.80	(0.48)	(0.05)	(0.53)	—
Year Ended February 29, 2012	8.32	0.53	(d)	(0.27)	0.26	(0.54)	(0.16)	(0.70)	—	(e)
Year Ended February 28, 2011	7.71	0.60	(d)	0.65	1.25	(0.61)	(0.03)	(0.64)	—	(e)

Class R5
Year Ended February 28, 2015	8.12	0.43	(d)	(0.19)	0.24	(0.44)	(0.17)	(0.61)	—
Year Ended February 28, 2014	8.21	0.50	(d)	0.11	0.61	(0.49)	(0.21)	(0.70)	—
Year Ended February 28, 2013	7.93	0.53	(d)	0.33	0.86	(0.53)	(0.05)	(0.58)	—
Year Ended February 29, 2012	8.36	0.58	(d)	(0.27)	0.31	(0.58)	(0.16)	(0.74)	—	(e)
Year Ended February 28, 2011	7.74	0.68	(d)	0.62	1.30	(0.65)	(0.03)	(0.68)	—	(e)

Class R6 (f)
Year Ended February 28, 2015	8.11	0.43	(d)	(0.19)	0.24	(0.44)	(0.17)	(0.61)	—
Year Ended February 28, 2014	8.20	0.50	(d)	0.11	0.61	(0.49)	(0.21)	(0.70)	—
Year Ended February 28, 2013	7.91	0.53	(d)	0.34	0.87	(0.53)	(0.05)	(0.58)	—
Year Ended February 29, 2012	8.35	0.58	(d)	(0.28)	0.30	(0.58)	(0.16)	(0.74)	—	(e)
Year Ended February 28, 2011	7.73	0.65	(d)	0.65	1.30	(0.65)	(0.03)	(0.68)	—	(e)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.
(f)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

154	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$7.70	2.62%	$10,544	1.33%	4.80%	1.68%	52%
8.06	7.24	11,019	1.34	5.54	1.56	54
8.15	10.58	16,384	1.36	6.06	1.59	65
7.88	3.46	6,968	1.40	6.72	1.59	41
8.32	16.82	3,609	1.39	7.49	1.58	45

7.75	3.06	76,869	0.78	5.36	0.90	52
8.12	7.82	103,378	0.79	6.09	0.86	54
8.21	11.26	102,404	0.82	6.59	0.89	65
7.93	4.11	50,747	0.86	7.28	0.89	41
8.36	17.45	27,619	0.85	8.54	0.87	45

7.74	3.10	1,983,909	0.73	5.41	0.80	52
8.11	7.86	2,202,757	0.74	6.13	0.81	54
8.20	11.42	1,746,074	0.77	6.66	0.84	65
7.91	4.01	1,461,496	0.81	7.32	0.84	41
8.35	17.59	929,762	0.80	7.99	0.83	45

JULY 1, 2015	155

Financial Highlights (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Income Fund
Class R6
June 2, 2014 (g) through February 28, 2015	$10.00	$0.41	$(0.16)	$0.25	$(0.39)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2015.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Commencement of operations.

156	J.P. MORGAN INCOME FUNDS

	Ratio/Supplemental data
			Ratio to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period	Net expenses (d)(e)	Net investment income (loss) (e)	Expenses without waivers, reimbursements and earnings credits(e)	Portfolio turnover rate (b)(f)

$9.86	2.59%	$51,308	0.40%	5.60%	1.81%	61%

JULY 1, 2015	157

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Inflation Managed Bond Fund
Class R2
Year Ended February 28, 2015	$10.51	$0.10	(f)(g)	$(0.14)	$(0.04)	$(0.10)	$—	$(0.10)
Year Ended February 28, 2014	10.81	0.10	(f)	(0.32)	(0.22)	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2013	10.74	0.13	(f)	0.12	0.25	(0.13)	(0.05)	(0.18)
Year Ended February 29, 2012	10.35	0.20	(f)	0.42	0.62	(0.18)	(0.05)	(0.23)
March 31, 2010 (h) through February 28, 2011	10.00	0.15	(f)	0.39	0.54	(0.13)	(0.06)	(0.19)

Class R5
Year Ended February 28, 2015	10.55	0.14	(f)(g)	(0.14)	— (i)	(0.14)	—	(0.14)
Year Ended February 28, 2014	10.85	0.11	(f)	(0.27)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.77	0.18	(f)	0.12	0.30	(0.17)	(0.05)	(0.22)
Year Ended February 29, 2012	10.37	0.24	(f)	0.44	0.68	(0.23)	(0.05)	(0.28)
March 31, 2010 (h) through February 28, 2011	10.00	0.24	(f)	0.34	0.58	(0.15)	(0.06)	(0.21)

Class R6
Year Ended February 28, 2015	10.52	0.14	(f)(g)	(0.13)	0.01	(0.15)	—	(0.15)
Year Ended February 28, 2014	10.82	0.14	(f)	(0.30)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.74	0.17	(f)	0.14	0.31	(0.18)	(0.05)	(0.23)
Year Ended February 29, 2012	10.34	0.25	(f)	0.44	0.69	(0.24)	(0.05)	(0.29)
November 30, 2010 (j) through February 28, 2011	10.39	0.04	(f)	0.01	0.05	(0.04)	(0.06)	(0.10)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Commencement of operations.
(i)	Amount rounds to less than $0.01.
(j)	Commencement of offering of class of shares.

158	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.37	(0.41)%	$86	1.00%	0.94	%(g)	1.28%	28%
10.51	(1.96)	131	1.00	0.94		1.29	35
10.81	2.37	11,476	0.99	1.18		1.26	16
10.74	6.04	11,174	0.99	1.85		1.27	36
10.35	5.40	53	1.00	1.54		3.66	69

10.41	0.02	12,619	0.54	1.34	(g)	0.60	28
10.55	(1.44)	12,774	0.55	1.05		0.65	35
10.85	2.82	58	0.54	1.62		0.56	16
10.77	6.57	56	0.53	2.23		0.57	36
10.37	5.85	53	0.55	2.46		0.72	69

10.38	0.07	505,064	0.48	1.32	(g)	0.50	28
10.52	(1.41)	337,208	0.50	1.29		0.57	35
10.82	2.88	243,756	0.49	1.62		0.51	16
10.74	6.68	167,997	0.49	2.37		0.53	36
10.34	0.49	51,944	0.49	1.99		0.57	69

JULY 1, 2015	159

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Limited Duration Bond Fund
Class R6 (e)
Year Ended February 28, 2015	$9.98	$0.12	(d)	$0.04	$0.16	$(0.11)
Year Ended February 28, 2014	9.85	0.10	(d)	0.15	0.25	(0.12)
Year Ended February 28, 2013	9.47	0.17	(d)	0.38	0.55	(0.17)
Year Ended February 29, 2012	9.47	0.22	(d)	(0.01)	0.21	(0.21)
Year Ended February 28, 2011	8.91	0.26	(d)	0.56	0.82	(0.26)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

160	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
		Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.03	1.63%	$42,352	0.23%	1.21%	0.39%	24%
9.98	2.51	18,305	0.22	1.05	0.42	23
9.85	5.80	8,301	0.22	1.79	0.45	24
9.47	2.27	3,642	0.23	2.34	0.44	21
9.47	9.25	3,873	0.22	2.78	0.45	28

JULY 1, 2015	161

Financial Highlights (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mortgage-Backed Securities Fund
Class R6 (d)
Year Ended February 28, 2015	$11.32	$0.38	$0.09	$0.47	$(0.39)	$(0.01)	$(0.40)
Year Ended February 28, 2014	11.59	0.36	(0.27)	0.09	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2013	11.51	0.38	0.07	0.45	(0.37)	—	(0.37)
Year Ended February 29, 2012	11.28	0.54	0.23	0.77	(0.54)	—	(0.54)
Year Ended February 28, 2011	11.01	0.59	0.27	0.86	(0.59)	—	(0.59)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

162	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.39	4.20%	$1,397,901	0.25%	3.25%	0.49%	7%
11.32	0.81	1,604,557	0.25	3.12	0.50	9
11.59	3.97	1,864,649	0.24	3.29	0.48	19
11.51	6.96	1,538,507	0.24	4.72	0.48	21
11.28	7.97	1,466,482	0.24	5.26	0.48	30

JULY 1, 2015	163

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration Bond Fund
Class R6 (f)
Year Ended February 28, 2015	$10.91	$0.12	(d)	$(0.01)	$0.11	$(0.12)	$(0.01)	$(0.13)
Year Ended February 28, 2014	10.98	0.12	(d)	(0.05)	0.07	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.99	0.16	(d)	(0.01)	0.15	(0.16)	— (e)	(0.16)
Year Ended February 29, 2012	10.97	0.20	(d)	0.05	0.25	(0.21)	(0.02)	(0.23)
Year Ended February 28, 2011	10.92	0.21	(d)	0.06	0.27	(0.21)	(0.01)	(0.22)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.
(f)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

164	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.89	0.98%	$2,969,476	0.30%	1.12%	0.38%	41%
10.91	0.60	2,819,549	0.30	1.14	0.39	38
10.98	1.40	4,077,991	0.30	1.46	0.36	33
10.99	2.28	3,530,135	0.30	1.86	0.36	40
10.97	2.54	2,906,329	0.29	1.94	0.36	36

JULY 1, 2015	165

Financial Highlights (continued)

		Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration High Yield Fund
Class R6
Year Ended February 28, 2015	$10.06	$0.45	(f)	$(0.28)		$0.17	$(0.45)	$(0.01)	$(0.46)
March 1, 2013(h) through February 28, 2014	10.00	0.45	(f)	(0.01	)(i)	0.44	(0.38)	—	(0.38)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.
(h)	Commencement of operations.
(i)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

166	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earning credits		Portfolio turnover rate (b)(e)

$9.77	1.72%	$80,234	0.49%		4.53%		0.70%		73%
10.06	4.47	41,712	0.48	(g)	4.49	(g)	0.78	(g)	66%

JULY 1, 2015	167

Financial Highlights (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Strategic Income Opportunities Fund
Class R5
Year Ended February 28, 2015	$11.95	$0.22	$(0.15)	$0.07	$(0.22)	$—	$(0.22)
Year Ended February 28, 2014	11.91	0.31	0.02	0.33	(0.29)	—	(0.29)
Year Ended February 28, 2013	11.56	0.44	0.34	0.78	(0.43)	— (d)	(0.43)
Year Ended February 29, 2012	12.02	0.33	(0.27)	0.06	(0.35)	(0.17)	(0.52)
Year Ended February 28, 2011	11.59	0.36	0.45	0.81	(0.37)	(0.01)	(0.38)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Amount rounds to less than $0.01.

168	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.80	0.56%	$589,578	0.43%	1.92%	0.63%	255%
11.95	2.83	448,053	0.45	2.64	0.65	216
11.91	6.93	279,825	0.46	3.76	0.64	325
11.56	0.56	124,274	0.42	3.13	0.65	206
12.02	7.14	593	0.43	3.31	0.63	97

JULY 1, 2015	169

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Total Return Fund
Class R2
March 18, 2014 (g) through February 28, 2015	$10.01	$0.18	(h)	$0.21	$0.39	$(0.18)	$(0.08)	$(0.26)

Class R5
Year Ended February 28, 2015	10.03	0.26	(h)	0.19	0.45	(0.24)	(0.08)	(0.32)
Year Ended February 28, 2014	10.36	0.35		(0.18)	0.17	(0.35)	(0.15)	(0.50)
Year Ended February 28, 2013	10.10	0.36		0.35	0.71	(0.36)	(0.09)	(0.45)
Year Ended February 29, 2012	10.40	0.38	(f)	0.35	0.73	(0.38)	(0.65)	(1.03)
Year Ended February 28, 2011	10.37	0.47	(f)	0.51	0.98	(0.47)	(0.48)	(0.95)

Class R6
March 18, 2014 (g) through February 28, 2015	10.01	0.24	(h)	0.23	0.47	(0.24)	(0.08)	(0.32)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of offering of class of shares.
(h)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.

170	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.14	3.96%	$1,799	1.10%	1.64	%(h)	1.26	394%

10.16	4.53	8,543	0.44	2.46	(h)	0.65	394
10.03	1.83	1,834	0.52	3.56		0.64	406
10.36	7.08	758	0.46	3.32		0.54	432
10.10	7.28	69	0.50	3.66		0.67	418
10.40	9.62	65	0.50	4.42		0.55	455

10.16	4.80	50,968	0.39	2.49	(h)	0.54	394

JULY 1, 2015	171

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Unconstrained Debt Fund
Class R2
Year Ended February 28, 2015	$10.36	$0.25	(f)(j)	$(0.09)	$0.16	$(0.37)
Year Ended February 28, 2014	10.22	0.32	(f)	0.04 (g)	0.36	(0.22)
Year Ended February 28, 2013	10.19	0.30	(f)	0.03 (g)	0.33	(0.30)
Year Ended February 29, 2012	10.06	0.32	(f)	0.07	0.39	(0.26)
December 1, 2010 (h) through February 28, 2011	10.00	0.06	(f)	0.04	0.10	(0.04)

Class R5
Year Ended February 28, 2015	10.38	0.32	(f)(j)	(0.08)	0.24	(0.43)
Year Ended February 28, 2014	10.23	0.47	(f)	(0.04)	0.43	(0.28)
Year Ended February 28, 2013	10.19	0.38	(f)	0.03	0.41	(0.37)
Year Ended February 29, 2012	10.06	0.39	(f)	0.06	0.45	(0.32)
December 1, 2010 (h) through February 28, 2011	10.00	0.08	(f)	0.03	0.11	(0.05)

Class R6
Year Ended February 28, 2015	10.38	0.32	(f)(j)	(0.09)	0.23	(0.43)
Year Ended February 28, 2014	10.23	0.39	(f)	0.04 (g)	0.43	(0.28)
Year Ended February 28, 2013	10.19	0.38	(f)	0.03	0.41	(0.37)
November 1, 2011 (i) through February 29, 2012	9.99	0.16	(f)	0.22	0.38	(0.18)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
(h)	Commencement of operations.
(i)	Commencement of offering of class of shares.
(j)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.

172	J.P. MORGAN INCOME FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.15	1.59%	$59	1.22%	2.41	%(j)	1.32%	179%
10.36	3.55	56	1.22	3.13		1.33	106
10.22	3.34	54	1.21	3.00		1.33	269
10.19	3.90	53	1.22	3.23		1.50	185
10.06	0.96	50	1.25	2.56		2.82	33

10.19	2.34	2,604	0.52	3.12	(j)	0.62	179
10.38	4.29	4,065	0.50	4.54		0.67	106
10.23	4.09	55	0.51	3.70		0.63	269
10.19	4.56	53	0.52	3.93		0.80	185
10.06	1.13	51	0.55	3.25		2.33	33

10.18	2.28	314,560	0.47	3.15	(j)	0.57	179
10.38	4.31	62,084	0.47	3.86		0.58	106
10.23	4.14	88,369	0.46	3.76		0.58	269
10.19	3.87	69,505	0.45	4.86		0.64	185

JULY 1, 2015	173

Additional Fee and Expense Information

ADDITIONAL FEE AND EXPENSE INFORMATION

AFFECTING THE JPMT II FUNDS

In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA1), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expenses information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.

The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and shareholder service fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIA that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

1	Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (JPMIA), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for certain J.P. Morgan Funds that were previously advised by JPMIA.

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Core Bond Fund	R2	1.01%	1.35%
	R5	0.46%	0.55%
	R6	0.36%	0.41%

JPMorgan Core Plus Bond Fund	R2	1.16%	1.36%
	R6	0.41%	0.43%

JPMorgan Government Bond Fund	R2	1.00%	1.41%
	R6	0.50%	0.65%

JPMorgan High Yield Fund	R2	1.31%	1.80%
	R5	0.76%	0.91%
	R6	0.71%	0.77%

JPMorgan Limited Duration Bond Fund	R6	0.27%	0.40%

JPMorgan Mortgage-Backed Securities Fund	R6	0.25%	0.47%

JPMorgan Short Duration Bond Fund	R6	0.30%	0.36%

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On 7/1/15, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.?

•

The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

174	J.P. MORGAN INCOME FUNDS

“Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year. “Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”

Your actual costs may be higher or lower than those shown.

JPMorgan Core Bond Fund

	R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$103	5.00%	3.99%	3.99%
June 30, 2017	143	10.25	7.79	3.65
June 30, 2018	148	15.76	11.72	3.65
June 30, 2019	154	21.55	15.80	3.65
June 30, 2020	159	27.63	20.02	3.65
June 30, 2021	165	34.01	24.41	3.65
June 30, 2022	171	40.71	28.95	3.65
June 30, 2023	177	47.75	33.65	3.65
June 30, 2024	184	55.13	38.53	3.65
June 30, 2025	190	62.89	43.59	3.65

	R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$47	5.00%	4.54%	4.54%
June 30, 2017	59	10.25	9.19	4.45
June 30, 2018	61	15.76	14.05	4.45
June 30, 2019	64	21.55	19.13	4.45
June 30, 2020	67	27.63	24.43	4.45
June 30, 2021	70	34.01	29.96	4.45
June 30, 2022	73	40.71	35.75	4.45
June 30, 2023	76	47.75	41.79	4.45
June 30, 2024	80	55.13	48.10	4.45
June 30, 2025	83	62.89	54.69	4.45

	R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$37	5.00%	4.64%	4.64%
June 30, 2017	44	10.25	9.44	4.59
June 30, 2018	46	15.76	14.47	4.59
June 30, 2019	48	21.55	19.72	4.59
June 30, 2020	50	27.63	25.22	4.59
June 30, 2021	53	34.01	30.96	4.59
June 30, 2022	55	40.71	36.97	4.59
June 30, 2023	57	47.75	43.26	4.59
June 30, 2024	60	55.13	49.84	4.59
June 30, 2025	63	62.89	56.71	4.59

JULY 1, 2015	175

Additional Fee and Expense Information (continued)

JPMorgan Core Plus Bond Fund

	R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$118	5.00%	3.84%	3.84%
June 30, 2017	144	10.25	7.62	3.64
June 30, 2018	149	15.76	11.54	3.64
June 30, 2019	154	21.55	15.60	3.64
June 30, 2020	160	27.63	19.80	3.64
June 30, 2021	166	34.01	24.17	3.64
June 30, 2022	172	40.71	28.69	3.64
June 30, 2023	178	47.75	33.37	3.64
June 30, 2024	185	55.13	38.22	3.64
June 30, 2025	191	62.89	43.26	3.64

	R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$42	5.00%	4.59%	4.59%
June 30, 2017	46	10.25	9.37	4.57
June 30, 2018	48	15.76	14.37	4.57
June 30, 2019	50	21.55	19.59	4.57
June 30, 2020	53	27.63	25.06	4.57
June 30, 2021	55	34.01	30.78	4.57
June 30, 2022	58	40.71	36.75	4.57
June 30, 2023	60	47.75	43.00	4.57
June 30, 2024	63	55.13	49.54	4.57
June 30, 2025	66	62.89	56.37	4.57

JPMorgan Government Bond Fund

	R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$102	5.00%	4.00%	4.00%
June 30, 2017	149	10.25	7.73	3.59
June 30, 2018	155	15.76	11.60	3.59
June 30, 2019	160	21.55	15.61	3.59
June 30, 2020	166	27.63	19.76	3.59
June 30, 2021	172	34.01	24.06	3.59
June 30, 2022	178	40.71	28.51	3.59
June 30, 2023	184	47.75	33.12	3.59
June 30, 2024	191	55.13	37.90	3.59
June 30, 2025	198	62.89	42.85	3.59

176	J.P. MORGAN INCOME FUNDS

JPMorgan Government Bond Fund

	R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$51	5.00%	4.50%	4.50%
June 30, 2017	69	10.25	9.05	4.35
June 30, 2018	72	15.76	13.79	4.35
June 30, 2019	76	21.55	18.74	4.35
June 30, 2020	79	27.63	23.90	4.35
June 30, 2021	82	34.01	29.29	4.35
June 30, 2022	86	40.71	34.92	4.35
June 30, 2023	90	47.75	40.79	4.35
June 30, 2024	94	55.13	46.91	4.35
June 30, 2025	98	62.89	53.30	4.35

JPMorgan High Yield Fund

	R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$133	5.00%	3.69%	3.69%
June 30, 2017	190	10.25	7.01	3.20
June 30, 2018	196	15.76	10.43	3.20
June 30, 2019	202	21.55	13.97	3.20
June 30, 2020	208	27.63	17.61	3.20
June 30, 2021	215	34.01	21.38	3.20
June 30, 2022	222	40.71	25.26	3.20
June 30, 2023	229	47.75	29.27	3.20
June 30, 2024	236	55.13	33.41	3.20
June 30, 2025	244	62.89	37.67	3.20

	R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$78	5.00%	4.24%	4.24%
June 30, 2017	97	10.25	8.50	4.09
June 30, 2018	101	15.76	12.94	4.09
June 30, 2019	105	21.55	17.56	4.09
June 30, 2020	109	27.63	22.37	4.09
June 30, 2021	114	34.01	27.37	4.09
June 30, 2022	118	40.71	32.58	4.09
June 30, 2023	123	47.75	38.01	4.09
June 30, 2024	128	55.13	43.65	4.09
June 30, 2025	133	62.89	49.53	4.09

JULY 1, 2015	177

Additional Fee and Expense Information (continued)

JPMorgan High Yield Fund

	R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$73	5.00%	4.29%	4.29%
June 30, 2017	82	10.25	8.70	4.23
June 30, 2018	85	15.76	13.30	4.23
June 30, 2019	89	21.55	18.09	4.23
June 30, 2020	93	27.63	23.09	4.23
June 30, 2021	97	34.01	28.29	4.23
June 30, 2022	101	40.71	33.72	4.23
June 30, 2023	105	47.75	39.38	4.23
June 30, 2024	110	55.13	45.27	4.23
June 30, 2025	114	62.89	51.42	4.23

JPMorgan Limited Duration Bond Fund

	R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$28	5.00%	4.73%	4.73%
June 30, 2017	43	10.25	9.55	4.60
June 30, 2018	45	15.76	14.59	4.60
June 30, 2019	47	21.55	19.86	4.60
June 30, 2020	49	27.63	25.37	4.60
June 30, 2021	51	34.01	31.14	4.60
June 30, 2022	54	40.71	37.17	4.60
June 30, 2023	56	47.75	43.48	4.60
June 30, 2024	59	55.13	50.08	4.60
June 30, 2025	61	62.89	56.98	4.60

JPMorgan Mortgage-Backed Securities Fund

	R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$26	5.00%	4.75%	4.75%
June 30, 2017	50	10.25	9.50	4.53
June 30, 2018	53	15.76	14.46	4.53
June 30, 2019	55	21.55	19.64	4.53
June 30, 2020	58	27.63	25.06	4.53
June 30, 2021	60	34.01	30.73	4.53
June 30, 2022	63	40.71	36.65	4.53
June 30, 2023	66	47.75	42.84	4.53
June 30, 2024	69	55.13	49.31	4.53
June 30, 2025	72	62.89	56.07	4.53

178	J.P. MORGAN INCOME FUNDS

JPMorgan Short Duration Bond Fund

	R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2016	$31	5.00%	4.70%	4.70%
June 30, 2017	39	10.25	9.56	4.64
June 30, 2018	40	15.76	14.64	4.64
June 30, 2019	42	21.55	19.96	4.64
June 30, 2020	44	27.63	25.53	4.64
June 30, 2021	46	34.01	31.35	4.64
June 30, 2022	48	40.71	37.45	4.64
June 30, 2023	51	47.75	43.82	4.64
June 30, 2024	53	55.13	50.50	4.64
June 30, 2025	55	62.89	57.48	4.64

JULY 1, 2015	179

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy shares through a Financial Intermediary, please contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Core Bond Fund, the Core Plus Bond Fund, the Government Bond Fund, the Limited Duration Bond Fund, the Short Duration Bond Fund, the Mortgage-Backed Securities Fund, and the High Yield Fund is 811-4236.

Investment Company Act File No. for the Corporate Bond Fund, the Short Duration High Yield Fund, the Emerging Markets Debt Fund, the Strategic Income Opportunities Fund, the Inflation Managed Bond Fund, the Total Return Fund, the Emerging Markets Corporate Debt Fund, the Income Fund and the Unconstrained Debt Fund is 811-21295.

©JPMorgan Chase & Co. 2015. All rights reserved. July 2015. PR-INCR2R5R6-715